UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          March 31, 2005

Date of reporting period:         September 30, 2005

ITEM 1. REPORT TO SHAREHOLDERS
==============================



                                                                [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

                                                              SEPTEMBER 30, 2005

                                                              Semi-Annual Report

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

CLASS A, CLASS B AND INVESTOR CLASS

Wells Fargo Advantage California Tax-Free Money Market Fund
Wells Fargo Advantage Government Money Market Fund
Wells Fargo Advantage Minnesota Money Market Fund
Wells Fargo Advantage Money Market Fund
Wells Fargo Advantage National Tax-Free Money Market Fund
Wells Fargo Advantage Treasury Plus Money Market Fund
Wells Fargo Advantage 100% Treasury Money Market Fund

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ..................................................      1
--------------------------------------------------------------------------------
Money Market Overview ...................................................      2
--------------------------------------------------------------------------------
Primary Investments .....................................................      4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
    California Tax-Free Money Market Fund ...............................      5
    Government Money Market Fund ........................................      6
    Minnesota Money Market Fund .........................................      7
    Money Market Fund ...................................................      8
    National Tax-Free Money Market Fund .................................      9
    Treasury Plus Money Market Fund .....................................     10
    100% Treasury Money Market Fund .....................................     11
Fund Expenses ...........................................................     12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
    California Tax-Free Money Market Fund ...............................     14
    Government Money Market Fund ........................................     23
    Minnesota Money Market Fund .........................................     26
    Money Market Fund ...................................................     29
    National Tax-Free Money Market Fund .................................     33
    Treasury Plus Money Market Fund .....................................     48
    100% Treasury Money Market Fund .....................................     49
Financial Statements
--------------------------------------------------------------------------------
    Statements of Assets and Liabilities ................................     50
    Statements of Operations ............................................     52
    Statements of Changes in Net Assets .................................     54
    Financial Highlights ................................................     62
Notes to Financial Highlights ...........................................     64
--------------------------------------------------------------------------------
Notes to Financial Statements ...........................................     65
--------------------------------------------------------------------------------
Other Information .......................................................     69
--------------------------------------------------------------------------------
List of Abbreviations ...................................................     74
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                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE MONEY MARKET FUNDS (the Funds) semi-annual report for the six-month period ending September 30, 2005. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      In the second quarter of 2005, longer-term interest rates helped to offset the impact of rising oil prices, a stronger U.S. dollar, and further credit tightening by the Federal Reserve. Growth slowed to an estimated 3.3% rate during the second quarter, down from the previous quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      Money market rates continued to rise through the six-month reporting period, as the Federal Open Market Committee (the FOMC) raised the target Federal funds rate by 0.25% at each meeting during the period. The target FOMC funds rate rose from 2.75% on March 31, 2005, to 3.75% on September 30, 2005. This is up from the low of 1% in June 2004. The FOMC continued to cite a balance between the risks of slowing economic growth and rising inflation, and consistently stated it would plan to raise rates in a "measured" fashion. The markets continued to underestimate the FOMC's resolve, as forward interest rates consistently reflected a pause in the FOMC's course. This led to a flatter money market yield curve as longer-term money market rates moved higher at a slower pace than shorter-term money market rates.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to be markedly different from the highs we experienced at the end of last year. Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      Sincerely,


      /s/ Karla M. Rabusch

      Karla M. Rabusch
      President
      WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ending September 30, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      During the reporting period, the Federal Open Markets Committee (FOMC) raised the target Federal Funds rate -- the interest rate at which banks lend to each other overnight -- by one-quarter of a percentage point at each regularly scheduled meeting. Although the FOMC expressed its intentions to raise rates, there was a great deal of uncertainty as to whether it would pursue this course at its September 20, 2005 meeting in the wake of Hurricane Katrina. This expectation of a pause in rising rates caused a brief rally in the markets that dropped yields on the one-year London Inter-Bank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. At its September meeting, the FOMC acknowledged the tragedy of the hurricane, yet believed that the "dislocation of economic activity and boost to energy prices" did not pose a "persistent threat," and raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the reporting period, but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 30, 2005, and as narrow as 0.28% on September 2, 2005. One-month rates moved consistently and steadily higher throughout the period and any volatility was on the long end of the yield curve. One-year rates began the second quarter by moving lower, from 3.84% at the end of March 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005, finally closing the period at 4.41%.

      The amount of commercial paper outstanding continued to increase through the six-month period. Total commercial paper increased by over 12%, from $1.43 trillion on March 31, 2005, to $1.61 trillion on September 30, 2005.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of Federal agency obligations available on the market. In addition, higher interest rates, which slowed mortgage refinancing, and new regulations that required that the largest government agencies improve their capital ratios, have both led to a significant drop-off in new borrowing. As these trends continue, yields on agency obligations are expected to remain well below those of prime money market securities.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Yields on short-term U.S. Treasury securities have defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has remained steady since early August of 2005. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August 2005, the yield on a three-month U.S. Treasury bill has since traded in a narrow range, mostly between 3.45% and 3.55%. This was during a period when the three-month LIBOR climbed steadily from 3.70% to 4.06%. As a result, the spread between the three-month U.S. Treasury bill and LIBOR increased from about 0.35% at the end of March 2005 to over 0.50% at the end of September 2005.

      A number of factors contributed to the heavy demand for U.S. Treasuries at the end of the period. Broker/dealers had short positions in the U.S. Treasury bill market during the period having sold bills with the expectation that rates would rise and the bills could be repurchased at a profit, which not only increased their demand but also demand from investors. Foreign central banks continued to acquire U.S. Treasuries of all maturities. As oil prices climbed, petroleum-producing nations invested their increased revenues in U.S. Treasuries, and as the Federal Reserve temporarily injected reserves into the monetary system, they did so by acquiring U.S. Treasuries, either outright or under repurchase agreements.

      The tightening of supply in the U.S. Treasury market had a profound impact on the repurchase agreement (repo) market as the period ended. Repos that are collateralized by U.S. Treasury securities normally yield 0.05% to 0.07% less than repos collateralized by Federal agency securities. At the end of this period, U.S. Treasury-backed repos yielded 0.65% less than agency-backed repos.

MONEY MARKET OVERVIEW                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-free rates were highly volatile during the period. Selling that occurred around the April 15 tax day reduced demand for Variable Rate Demand Notes and rates rose. By June 2005, municipal rates declined as investors returned to the market. In July, municipal rates continued to decline as the FOMC raised the Fed funds rate. Municipal rates increased once again in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand.

      Typically, most of the money market-eligible issuances of California fixed-rate notes occur in June. The amount of issuances in June of 2005 was greatly reduced from last year and initially led to lower yields. Further, many municipal market participants believed that the FOMC would be slowing the pace of rate increases. As time progressed, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Funds to be highly sensitive to changes in market rates. Our approach includes making use of shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio's yields to adjust quickly in line with rising money market rates. We will continue to manage the Funds to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
      The views expressed are as of September 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------


  Wells Fargo                                                                 Certificates
  Advantage               U.S.                        U.S.                     of Deposit/                   Floating/
  Money Market          Treasury     Repurchase    Government    Commercial      Bankers        Time       Variable Rate
  Fund Name            Securities    Agreements    Obligations      Paper      Acceptances    Deposits      Notes/Bonds
  California Tax-Free
  Government               X             X              X
  Minnesota
  Money Market             X             X              X            X             X             X               X
  National Tax-Free
  Treasury Plus            X             X
  100% Treasury            X

                        Mortgage-
  Wells Fargo           and Other
  Advantage              Asset-
  Money Market           Backed       Corporate       Municipal
  Fund Name            Securities    Notes/Bonds     Obligations
  California Tax-Free                                     X
  Government
  Minnesota                                               X
  Money Market             X              X
  National Tax-Free                                       X
  Treasury Plus
  100% Treasury

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND --
CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGER                                                INCEPTION DATE
    David M. Sylvester                                         1/1/1992

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                       6-Month*    1-Year     5-Year    10-Year
California Tax-Free Money Market Fund - Class A                          0.90        1.45      1.14       1.94
Benchmark
  iMoneyNet California State Specific Retail Money Fund Average(2)       0.90        1.45      1.18       2.02

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                       2.00%
7-Day Compound Yield                                                      2.02%
30-Day Simple Yield                                                       1.86%
30-Day Compound Yield                                                     1.87%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                               29 days

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                            (8%)
Municipal Demand Notes                                                     (83%)
Municipal Bonds                                                             (9%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                  (87%)
30-59 days                                                                  (4%)
60-89 days                                                                  (2%)
270 + days                                                                  (7%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.82%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund. Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

      (2) The iMoneyNet California State Specific Retail Money Fund Average is an average of California retail state tax-free and municipal money funds. You cannot invest directly in an Average.

      (3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                                                INCEPTION DATE
    David M. Sylvester                                        11/16/1987

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                       6-Month*    1-Year     5-Year    10-Year
Government Money Market Fund - Class A                                   1.29        2.09      1.85       3.35
Benchmark
  iMoneyNet Government & Agencies Retail Money Fund Average(2)           1.23        1.95      1.81       3.34

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                      3.16%
7-Day Compound Yield                                                     3.21%
30-Day Simple Yield                                                      2.99%
30-Day Compound Yield                                                    3.03%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------
Weighted Average Maturity                                             32 days

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                                                     (56%)
FNMA                                                                      (11%)
FHLMC                                                                      (9%)
FHLB                                                                      (14%)
FFCB                                                                      (10%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                  (1%)
2-14 days                                                                 (66%)
15-29 days                                                                 (7%)
30-59 days                                                                 (8%)
60-89 days                                                                 (8%)
90-179 days                                                                (7%)
180-269 days                                                               (1%)
270 + days                                                                 (2%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.16%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares , adjusted for expenses, of the Norwest Advantage U.S. Government Fund, (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

      (2) The iMoneyNet Government & Agencies Retail Money Fund Average includes the most broadly based of the government retail funds. These funds can invest in U.S. Treasuries, U.S. Other, Repos, whether or not they are backed by U.S. Treasuries and government-backed floating rate notes. You cannot invest directly in an Average.

      (3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MINNESOTA MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and Minnesota individual income tax, but not the federal Alternative Minimum Tax, while preserving capital and liquidity.

FUND MANAGER                                            INCEPTION DATE
    David M. Sylvester                                     8/14/2000

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                       6-Month*    1-Year   Life of Fund
Minnesota Money Market Fund - Class A                                    0.85       1.34        1.24
Benchmark
  iMoneyNet Minnesota State Specific Retail Money Fund Average(2)        0.80       1.24        1.24

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                      1.91%
7-Day Compound Yield                                                     1.93%
30-Day Simple Yield                                                      1.77%
30-Day Compound Yield                                                    1.78%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                             35 days

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                           (4%)
Municipal Demand Notes                                                    (79%)
Municipal Bonds                                                           (13%)
Municipal Put Bonds                                                        (4%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                 (86%)
60-89 days                                                                 (1%)
90-179 days                                                                (6%)
180-269 days                                                               (1%)
270 + days                                                                 (6%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 1.83%.

(2) The iMoneyNet Minnesota State Specific Retail Money Fund Average consists of only Minnesota retail state tax-free and municipal money funds. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUND -- CLASS A, B
AND INVESTOR CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                                              INCEPTION DATE
    David M. Sylvester                                       7/1/1992

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                       6-Month*    1-Year     5-Year    10-Year
Money Market Fund - Class A                                              1.24        2.01      1.80       3.38
Money Market Fund - Class B                                              0.86        1.25      1.18       2.71
Money Market Fund - Investor Class                                       1.28        2.05      1.81       3.38
Benchmark
  iMoneyNet First Tier Retail Money Fund Average(2)                      1.21        1.92      1.83       3.43

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE, BUT THE FUND'S CLASS B SHARES MAY BE SUBJECT TO A MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) OF 5.00%. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                               Class A      Class B   Investor Class
7-Day Current Yield              3.03%       2.28%        3.14%
7-Day Compound Yield             3.08%       2.31%        3.19%
30-Day Simple Yield              2.91%       2.16%        3.02%
30-Day Compound Yield            2.95%       2.18%        3.06%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                              41 days

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes                                        (17%)
Repurchase Agreements                                                     (26%)
Time Deposits                                                             (12%)
Commercial Paper                                                          (32%)
Certificates of Deposit                                                    (6%)
FHLB                                                                       (1%)
Corporate Bonds                                                            (5%)
Municipal Demands Notes                                                    (1%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                 (59%)
15-29 days                                                                (12%)
30-59 days                                                                (11%)
60-89 days                                                                 (6%)
90-179 days                                                                (6%)
180-269 days                                                               (1%)
270 + days                                                                (59%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006 for Classes A and B and through April 30, 2007 for Investor Class to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.97%, 2.22%, and 2.80% for Class A, B, and Investor shares, respectively.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE MONEY MARKET FUND for periods prior to November 8, 1999, reflects the performance of the Class A shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market
Fund), its predecessor fund. Performance shown for the Class B shares for periods prior to November 8, 1999, reflects the performance of the Class S shares of the Stagecoach Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Ready Cash Investment Fund, the Stagecoach Prime Money Market Fund and the Stagecoach Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the Investor Class shares for periods prior to April 11, 2005, reflects the performance of the Class A shares of the Fund, and includes fees and expenses that are not applicable and are higher than those of the Investor Class shares.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

FUND MANAGER                                               INCEPTION DATE
    David M. Sylvester                                        8/3/1993

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                       6-Month*    1-Year     5-Year    10-Year
National Tax-Free Money Market Fund - Class A                            0.92        1.49      1.31       2.20
Benchmark
  iMoneyNet Tax-Free National Retail Money Fund Average(2)               0.90        1.45      1.29       2.17

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                      2.04%
7-Day Compound Yield                                                     2.06%
30-Day Simple Yield                                                      1.91%
30-Day Compound Yield                                                    1.93%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                             29 days

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                         (16%)
Municipal Demand Notes                                                   (75%)
Municipal Bonds                                                           (8%)
Municipal Put Bonds                                                       (1%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                 (82%)
15-29 days                                                                 (4%)
30-59 days                                                                 (1%)
60-89 days                                                                 (5%)
90-179 days                                                                (3%)
180-269 days                                                               (1%)
270 + days                                                                 (4%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.04%.

      Performance  shown for the Class A shares  of the  WELLS  FARGO  ADVANTAGE
NATIONAL TAX-FREE MONEY MARKET FUND for the period prior to July 28, 2003 reflects performance of the Service Class shares of the Wells Fargo National Tax-Free Money Market Fund, adjusted for Class A fees and expenses. Performance for periods prior to November 8, 1999, reflects the performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund (the accounting survivor of a merger of the Norwest Advantage Municipal Money Market Fund and the Stagecoach National Tax-Free Money Market
Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Tax-Free National Retail Money Fund Average includes tax-free and municipal retail and institutional money funds. It is made up of funds in the national tax-free retail, national tax-free institutional, state-specific retail and state-specific institutional categories. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -- CLASS A
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                                              INCEPTION DATE
    David M. Sylvester                                      10/1/1985

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                       6-Month*    1-Year     5-Year    10-Year
Treasury Plus Money Market Fund - Class A                                1.24        1.99      1.81       3.35
Benchmark
  iMoneyNet Treasury & Repo Retail Money Fund Average(2)                 1.19        1.87      1.70       3.27

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                      2.84%
7-Day Compound Yield                                                     2.88%
30-Day Simple Yield                                                      2.84%
30-Day Compound Yield                                                    2.88%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                             27 days

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                                                     (53%)
U.S.Treasury Bills                                                        (40%)
U.S.Treasury Notes                                                         (7%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                 (57%)
15-29 days                                                                 (8%)
30-59 days                                                                (14%)
60-89 days                                                                (13%)
90-179 days                                                                (8%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. The Fund's Adviser also has voluntarily waived fees and/or reimbursed expenses, which reduced operating expenses. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.83%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND for the periods prior to July 28, 2003, reflects performance of the Service Class shares of the Wells Fargo Treasury Plus Money Market Fund, adjusted for Class A fees and expenses. Performance shown for periods prior to November 8, 1999, reflects performance of the Service Class shares of the Stagecoach Treasury Plus Money Market Fund (the accounting survivor of a merger between the Norwest Advantage Treasury Plus Fund and the Stagecoach Treasury Plus Money Market Fund), its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the period prior to October 1, 1995, through September 6, 1996, reflects performance of the Pacific American U.S. Treasury Portfolio, the predecessor portfolio. In July 1995, the Pacific American U.S. Treasury Portfolio was renamed the Pacifica Treasury Money Market Fund.

(2) The iMoneyNet Treasury & Repo Retail Money Fund Average is an average of retail government funds holding U.S.Treasuries and repurchase agreements backed by the U.S.Treasury. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND -- CLASS A

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

FUND MANAGER                                                 INCEPTION DATE
    David M. Sylvester                                          12/3/1990

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                       6-Month*    1-Year     5-Year    10-Year
100% Treasury Money Market Fund - Class A                                1.17        1.87      1.71       3.19
Benchmark
  iMoneyNet Treasury Retail Money Fund Average(2)                        1.12        1.77      1.79       3.24

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT
MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                      2.76%
7-Day Compound Yield                                                     2.80%
30-Day Simple Yield                                                      2.70%
30-Day Compound Yield                                                    2.74%

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                             51 days

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S.Treasury Bills                                                        (96%)
U.S.Treasury Notes                                                         (4%)

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                 (15%)
15-29 days                                                                (14%)
30-59 days                                                                (32%)
60-89 days                                                                (27%)
90-179 days                                                               (12%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.58%.

      Performance shown for the Class A shares of the WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND reflects performance of the Service Class (formerly Single Class) shares, adjusted for Class A fees and expenses, of the Norwest Advantage Treasury Fund, its predecessor fund. Effective at the close of business November 5, 1999, the Stagecoach and Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Treasury Retail Money Fund Average includes only retail funds that hold 100% in U.S. Treasury securities. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                           FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                        Beginning              Ending
                                                         Account              Account               Expenses             Net Annual
                                                          Value                Value               Paid During            Expense
                                                        04/01/2005           09/30/2005             Period(1)              Ratio
California Tax-Free Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund - Class A
Actual                                                  $ 1,000.00           $ 1,009.00              $ 3.27                 0.65%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,021.81              $ 3.29                 0.65%
Government Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Government Money Market Fund - Class A
Actual                                                  $ 1,000.00           $ 1,012.90              $ 3.23                 0.64%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,021.86              $ 3.24                 0.64%
Minnesota Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Minnesota Money Market Fund - Class A
Actual                                                  $ 1,000.00           $ 1,008.50              $ 4.03                 0.80%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,021.06              $ 4.05                 0.80%
Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund - Class A
Actual                                                  $ 1,000.00           $ 1,012.40              $ 3.83                 0.76%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,021.26              $ 3.85                 0.76%
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund - Class B
Actual                                                  $ 1,000.00           $ 1,008.60              $ 7.60                 1.51%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,017.50              $ 7.64                 1.51%
------------------------------------------------------------------------------------------------------------------------------------
Money Market Fund - Investor Class
Actual(2)                                               $ 1,000.00           $ 1,012.80              $ 3.10                 0.65%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,020.62              $ 3.11                 0.65%
National Tax-Free Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund - Class A
Actual                                                  $ 1,000.00           $ 1,009.20              $ 3.27                 0.65%
------------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,021.81              $ 3.29                 0.65%

FUND EXPENSES                           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                        Beginning              Ending
                                                         Account              Account               Expenses             Net Annual
                                                          Value                Value               Paid During            Expense
                                                        04/01/2005           09/30/2005             Period(1)              Ratio
Treasury Plus Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund - Class A
Actual                                                  $ 1,000.00           $ 1,012.40              $ 3.28                 0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,021.81              $ 3.29                 0.65%
100% Treasury Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Class A
Actual                                                  $ 1,000.00           $ 1,011.70              $ 3.28                 0.65%
-----------------------------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)                $ 1,000.00           $ 1,021.81              $ 3.29                 0.65%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD.)

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 173/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO SEPTEMBER 30, 2005).

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                      INTEREST RATE   MATURITY DATE        VALUE
MUNICIPAL BONDS & NOTES - 93.12%

CALIFORNIA - 90.16%
$     6,000,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 HOUSING REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE
                 LOC)+/-SS.                                                                2.85%     07/01/2008     $    6,000,000
      6,450,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 JEWISH COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC
                 (RECREATIONAL FACILITIES REVENUE LOC)+/-SS.                               2.76      11/15/2031          6,450,000
     11,200,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-SS.            2.69      07/15/2035         11,200,000
      6,965,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
                 (HOUSING REVENUE LOC)+/-SS.                                               2.69      09/15/2032          6,965,000
     10,520,000  ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
                 MFHR GENEVA POINTE APARTMENTS A   (HOUSING REVENUE LOC)+/-SS.             2.75      03/15/2037         10,520,000
     11,615,000  ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE,
                 AMBAC INSURED)+/-SS.                                                      2.74      11/01/2034         11,615,000
     13,930,000  AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP
                 SERIES A (HOUSING REVENUE LOC)+/-SS.                                      2.69      09/15/2033         13,930,000
      7,685,000  ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)+/-SS.                          2.77      08/01/2026          7,685,000
         20,000  ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS
                 SERIES A COLLATERALIZED BY FNMA   (MULTI-FAMILY HOUSING
                 REVENUE LOC)+/-SS.                                                        2.75      02/15/2033             20,000
      4,145,000  ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
                 COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.           2.77      05/15/2027          4,145,000
      8,160,000  ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA INSURED
                 (OTHER REVENUE LOC)+/-SS.                                                 2.79      09/01/2024          8,160,000
     16,000,000  AZUSA CA UNIFIED SCHOOL DISTRICT COP SCHOOL FACILITY BRIDGE
                 FUNDING PROJECT (LEASE REVENUE LOC)+/-SS.                                 2.72      06/01/2038         16,000,000
     14,500,000  BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
                 PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.               2.75      12/01/2028         14,500,000
      3,000,000  CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
                 SERIES A COLLATERALIZED BY FHLMC   (HOUSING REVENUE LOC)+/-SS.            2.85      02/01/2007          3,000,000
      3,740,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
                 DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
                 (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                                2.77      12/01/2032          3,740,000
      2,520,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS
                 SERIES 113 GENERAL OBLIGATION OF UNIVERSITY   (EDUCATIONAL
                 FACILITIES REVENUE LOC)+/-SS.                                             2.73      12/01/2027          2,520,000
      8,090,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA
                 CLARA UNIVERSITY SERIES B MBIA INSURED   (EDUCATIONAL
                 FACILITIES REVENUE LOC)+/-SS.                                             2.67      02/01/2032          8,090,000
     37,375,000  CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
                 UNIVERSITY SERIES S-4(COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.           2.65      11/01/2049         37,375,000
     17,530,000  CALIFORNIA HFA REVENUE   (HOUSING REVENUE LOC)+/-SS.                      2.79      02/01/2008         17,530,000
     44,925,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1
                 (HOUSING REVENUE LOC)+/-SS.                                               2.77      02/01/2023         44,925,000
      1,050,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2
                 (HOUSING REVENUE)+/-SS.                                                   2.77      02/01/2035          1,050,000
      9,900,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F
                 (HOUSING REVENUE LOC)+/-SS.                                               2.81      02/01/2032          9,900,000
     19,945,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F
                 (HOUSING REVENUE)+/-SS.                                                   2.77      02/01/2038         19,945,000
     12,265,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
                 (HOUSING REVENUE LOC)+/-SS.                                               2.75      02/01/2034         12,265,000
      4,050,000  CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U
                 (HOUSING REVENUE LOC)+/-SS.                                               2.75      02/01/2017          4,050,000
      5,360,000  CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A
                 (HOUSING REVENUE LOC)+/-SS.                                               2.77      08/01/2036          5,360,000
      2,200,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A JP
                 MORGAN CHASE BANK LOC (HEALTH FACILITIES FINANCING AUTHORITY
                 REVENUE LOC)+/-SS.                                                        2.80      09/01/2025          2,200,000
      1,655,000  CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B KBC
                 BANK NV LOC (HEALTH FACILITIES FINANCING AUTHORITY
                 REVENUE LOC)+/-SS.                                                        2.80      09/01/2025          1,655,000
      4,345,000  CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED
                 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-SS.                 2.73      06/01/2022          4,345,000
      7,320,000  CALIFORNIA HFFA REVENUE SERIES B   (HEALTHCARE FACILITIES
                 REVENUE LOC)+/-SS.                                                        2.68      08/01/2021          7,320,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
CALIFORNIA - (CONTINUED)
$       655,000  CALIFORNIA HOME MORTGAGE SERIES F (HOUSING REVENUE, FIRST
                 SECURITY BANK LOC)+/-SS.                                                  2.75%     02/01/2022     $      655,000
      2,200,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
                 HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
                 (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                  2.81      09/01/2024          2,200,000
     11,300,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
                 INDEPENDENT SYSTEM OPERATION CORPORATION PROJECT A
                 (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                  2.71      04/01/2008         11,300,000
     10,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
                 GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-                1.62      10/03/2005         10,000,000
     11,700,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
                 GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-                1.62      10/03/2005         11,700,000
      6,150,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
                 FRANCISCO BALLET ASSOCIATION (ECONOMIC DEVELOPMENT
                 REVENUE LOC)+/-SS.                                                        2.71      07/01/2032          6,150,000
     10,000,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY ENVIRONMENTAL
                 IMPROVEMENT REVENUE (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.            2.68      09/01/2017         10,000,000
      3,500,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR WADHAM
                 ENERGY (POLLUTION CONTROL REVENUE LOC)+/-SS.                              2.70      11/01/2017          3,500,000
     32,255,000  CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
                 (EDUCATIONAL FACILITIES REVENUE LOC)                                      4.00      07/06/2006         32,559,318
      4,410,000  CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
                 PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C
                 (LEASE REVENUE LOC)+/-SS.                                                 2.67      07/01/2022          4,410,000
     20,500,000  CALIFORNIA STATE  (PROPERTY TAX REVENUE LOC)+/-SS.                        2.65      05/01/2034         20,500,000
        255,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.               2.77      03/01/2016            255,000
     10,995,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.               2.77      05/01/2021         10,995,000
      5,300,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.               2.77      03/01/2024          5,300,000
      7,900,000  CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS HOME PURCHASE
                  REVENUE SERIES A SUBSERIES A-1   (OTHER REVENUE LOC)+/-SS.               2.65      12/01/2028          7,900,000
      8,170,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C-1 (POWER REVENUE LOC)+/-SS.                              2.71      05/01/2022          8,170,000
     20,825,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C-11 (ELECTRIC REVENUE LOC)+/-SS.                          2.67      05/01/2022         20,825,000
     15,000,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C-3 AMBAC INSURED (ELECTRIC REVENUE LOC)+/-SS.             2.71      05/01/2022         15,000,000
      9,035,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY
                 PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED
                 (WATER REVENUE LOC)+/-SS.                                                 2.78      12/01/2028          9,035,000
      4,175,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY
                 PROJECT REVENUE SERIES R (WATER REVENUE LOC)+/-SS.                        2.77      12/01/2021          4,175,000
     14,600,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-9
                 (ELECTRIC REVENUE LOC)+/-SS.                                              2.70      05/01/2022         14,600,000
      3,495,000  CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-SS.              2.78      12/01/2012          3,495,000
      8,465,000  CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-SS.              2.77      12/01/2016          8,465,000
     13,930,000  CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT
                 REVENUE LOC)+/-SS.                                                        2.78      01/01/2012         13,930,000
      4,846,500  CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927
                 (ECONOMIC DEVELOPMENT REVENUE LOC)+/-SS.                                  2.73      07/01/2013          4,846,500
     57,565,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C
                 (SALES TAX REVENUE LOC)+/-SS.                                             2.75      07/01/2023         57,565,000
     18,700,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11
                 (SALES TAX REVENUE LOC)+/-SS.                                             2.65      07/01/2023         18,700,000
      1,900,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6
                 (SALES TAX REVENUE LOC)+/-SS.                                             2.78      07/01/2023          1,900,000
      4,995,000  CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED
                 (OTHER REVENUE LOC)+/-SS.                                                 2.73      09/01/2024          4,995,000
     33,150,000  CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5
                 (PROPERTY TAX REVENUE LOC)+/-SS.                                          2.69      05/01/2034         33,150,000
      4,895,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE
                 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-SS.                                2.78      11/01/2012          4,895,000
      5,950,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES
                 D AMBAC INSURED (LEASE REVENUE LOC)+/-SS.                                 2.78      12/01/2019          5,950,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
CALIFORNIA - (CONTINUED)
$     4,690,000  CALIFORNIA STATE ROCS RR FGIC INSURED+/-SS.                               2.77%     02/01/2020     $    4,690,000
     32,375,000  CALIFORNIA STATE SERIES B-3   (GENERAL OBLIGATION - STATES,
                 TERRITORIES LOC)+/-SS.                                                    2.76      05/01/2033         32,375,000
      2,155,000  CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C (MULTI-FAMILY
                 HOUSING REVENUE, FNMA INSURED)+/-SS.                                      2.69      07/01/2027          2,155,000
      4,800,000  CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
                 (MULTI-FAMILY HOUSING REVENUE, US BANK NA LOC)+/-SS.                      2.79      11/01/2031          4,800,000
     15,095,000  CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
                 FNMA INSURED (HOUSING REVENUE LOC)+/-SS.                                  2.72      11/15/2036         15,095,000
     10,000,000  CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                  2.75      06/15/2038         10,000,000
     15,090,000  CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-SS.                  2.78      01/20/2031         15,090,000
      2,900,000  CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
                 (HOUSING REVENUE LOC)+/-SS.                                               2.82      12/01/2011          2,900,000
      3,985,000  CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
                 COLLATERALIZED BY FNMA   (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.         2.75      10/15/2030          3,985,000
      7,060,000  CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
                 SERIES DDD CITIBANK LOC+/-SS.                                             2.78      12/01/2036          7,060,000
     10,175,000  CALIFORNIA STATEWIDE CDA REVENUE MOTION PICTURE & TELEVISION
                 (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                 2.61      03/01/2031         10,175,000
     20,900,000  CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                      4.00      06/30/2006         21,104,791
     18,400,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY
                 REVENUE+/-SS.                                                             2.67      12/01/2034         18,400,000
      5,395,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE
                 SERIES A 02FHA INSURED(HEALTHCARE FACILITIES REVENUE LOC)+/-SS.           2.76      04/20/2036          5,395,000
     11,085,000  CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED
                 BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                          2.75      10/15/2026         11,085,000
      1,100,000  CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A COLLATERALIZED
                 BY FNMA REMARKETED 09 29 94(MULTI-FAMILY HOUSING REVENUE
                 LOC)+/-SS.                                                                2.77      07/15/2019          1,100,000
      3,310,000  CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED
                 (TAX INCREMENTAL REVENUE LOC)+/-SS.                                       2.77      10/01/2019          3,310,000
      5,100,000  COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS
                 ASSOCIATION PROJECT CITY NATIONAL BANK LOC   (INDUSTRIAL
                 DEVELOPMENT REVENUE LOC)+/-SS.                                            2.67      11/01/2015          5,100,000
      5,960,000  COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
                 INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                                  2.76      09/01/2027          5,960,000
      2,100,000  CONCORD CA MULTI-FAMILY MORTGAGE REVENUE
                 (OTHER REVENUE LOC)+/-SS.                                                 2.72      12/01/2016          2,100,000
     10,345,000  CONTRA COSTA CA WATER DISTRICT SERIES 1131
                 (WATER REVENUE, FGIC INSURED)+/-SS.                                       2.73      10/01/2026         10,345,000
     17,925,000  CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
                 (HOUSING REVENUE LOC)+/-SS.                                               2.82      12/01/2015         17,925,000
      7,200,000  CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT
                 SERIES H COLLATERALIZED BY FNMA   (MULTI-FAMILY HOUSING
                 REVENUE LOC)+/-SS.                                                        2.69      10/15/2029          7,200,000
      4,300,000  CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS
                 SERIES I COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                 REVENUE LOC)+/-SS.                                                        2.75      07/15/2032          4,300,000
      2,000,000  CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
                 REMARKETED 09/28/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.              2.69      11/15/2022          2,000,000
     17,200,000  CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE
                 (HOUSING REVENUE LOC)+/-SS.                                               2.69      10/15/2033         17,200,000
      2,390,000  EAGLE TAX-EXEMPT TRUST CTF SERIES 950501 (CALIFORNIA STATE)
                 MBIA INSURED (OTHER REVENUE LOC)+/-SS.                                    2.77      02/01/2006          2,390,000
      4,000,000  EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE
                 PUBLIC WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
                 (LEASE REVENUE LOC)+/-SS.                                                 2.77      09/01/2017          4,000,000
      6,390,000  EAST BAY CALIFORNIA MUNICIPAL UTILITY DISTRICT WATER SYSTEM
                 REVENUE (WATER & WASTEWATER AUTHORITY REVENUE LOC)+/-SS.                  2.77      06/01/2020          6,390,000
      5,790,000  EAST BAY CALIFORNIA MUNICIPAL WATER DISTRICT
                 (WATER REVENUE, MBIA INSURED)+/-SS.                                       2.77      06/01/2028          5,790,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
CALIFORNIA - (CONTINUED)
$     9,150,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                 REVENUE CTFS SERIES A (WATER & SEWER REVENUE LOC)+/-SS.                   2.72%     07/01/2023     $    9,150,000
      5,310,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER
                 REVENUE CTFS SERIES B (WATER REVENUE LOC)+/-SS.                           2.72      07/01/2020          5,310,000
     17,825,000  FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS
                 (HOUSING REVENUE LOC)+/-SS.                                               2.67      09/01/2007         17,825,000
     11,150,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A
                 (SEWER REVENUE LOC)+/-SS.                                                 2.72      09/01/2025         11,150,000
      1,745,000  GOLETA CA WATER DISTRICT REVENUE COP ROC SERIES RR-II-R 2050
                 (WATER REVENUE LOC)+/-SS.                                                 2.77      12/01/2022          1,745,000
      4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED
                 03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                         2.75      07/15/2014          4,000,000
      1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY
                 FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                            2.69      01/01/2025          1,000,000
      4,500,000  HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS PROJECTS
                 SERIES A (PROPERTY TAX REVENUE LOC)+/-SS.                                 2.71      06/01/2033          4,500,000
      5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS
                 PROJECT SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)
                 +/-SS.                                                                    2.69      12/01/2026          5,500,000
     19,475,000  LIVERMORE CA REDEVELOPMENT AGENCY MFHR SERIES 2002A LIVERMORE
                 APARTMENTS PROJECT BANK OF AMERICA NA LOC
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                  2.83      11/01/2040         19,475,000
      4,600,000  LODI CA ELECTRIC SYSTEMS REVENUE COP   (ELECTRIC
                 REVENUE LOC)+/-SS.                                                        2.67      07/01/2032          4,600,000
      5,950,000  LONG BEACH CA HARBOR REVENUE   (OTHER REVENUE LOC)+/-SS.                  2.80      05/15/2020          5,950,000
      2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651   (AIRPORT
                 REVENUE LOC)+/-SS.                                                        2.80      05/15/2019          2,800,000
      2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED
                 (AIRPORT REVENUE LOC)+/-SS.                                               2.77      05/15/2020          2,135,000
      8,190,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                 REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                   2.73      06/01/2026          8,190,000
      9,000,000  LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION APARTMENTS
                 SERIES A (HOUSING REVENUE LOC)+/-SS.                                      2.83      10/15/2038          9,000,000
      1,300,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR
                 (HOUSING REVENUE LOC)+/-SS.                                               2.67      04/01/2030          1,300,000
      8,275,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR
                 (HOUSING REVENUE LOC)+/-SS.                                               2.83      10/15/2038          8,275,000
      8,650,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                 REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)+/-SS.                          2.70      08/15/2021          8,650,000
      6,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION
                 RECEIPTS CLASS F SERIES 7 MBIA INSURED   (HARBOR DEPARTMENT
                 REVENUE LOC)+/-SS.                                                        2.78      11/01/2026          6,995,000
      2,630,000  LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G CITIBANK
                 NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                           2.69      12/01/2030          2,630,000
      5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF
                 AMERICA NT & SA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.              2.77      07/01/2015          5,300,000
     16,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE,
                 US BANK NA LOC)+/-SS.                                                     2.72      07/01/2035         16,000,000
      8,875,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)+/-SS.            2.69      07/01/2035          8,875,000
     12,125,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)+/-SS.        2.72      07/01/2035         12,125,000
     12,000,000  LOS ANGELES CA SUBSERIES A-7 (WATER REVENUE)+/-SS.                        2.59      07/01/2035         12,000,000
      4,980,000  LOS ANGELES CA UNIFIED SCHOOL DISTRICT MERLOTS SERIES B12
                 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.                         2.76      01/01/2027          4,980,000
      7,360,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY
                 BANK LOC)+/-SS.                                                           2.77      01/01/2011          7,360,000
      6,175,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.             2.77      01/01/2010          6,175,000
      4,960,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE ROCS RR II
                 R 4034 (SEWER REVENUE LOC)+/-SS.                                          2.77      06/01/2022          4,960,000
      5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED
                 (WATER REVENUE LOC)+/-SS.                                                 2.78      01/01/2009          5,995,000
      3,105,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                 (WATER REVENUE LOC)+/-SS.                                                 2.78      01/01/2009          3,105,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
CALIFORNIA - (CONTINUED)
$     7,300,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 873 (ELECTRIC
                 REVENUE LOC)+/-SS.                                                        2.73%     07/01/2011     $    7,300,000
     11,330,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA INSURED
                 (WATER REVENUE LOC)+/-SS.                                                 2.71      07/01/2035         11,330,000
     12,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
                 APARTMENTS-B (HOUSING REVENUE LOC)+/-SS.                                  2.69      06/01/2010         12,000,000
     18,670,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                    2.77      07/01/2016         18,670,000
     20,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                    2.77      07/01/2021         20,200,000
     20,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY
                 REVENUE FSA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.                    2.77      07/01/2025         20,000,000
     27,840,000  LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS
                 (HOUSING REVENUE LOC)+/-SS.                                               2.75      09/01/2030         27,840,000
     25,200,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1
                 (WATER REVENUE LOC)+/-SS.                                                 2.68      07/01/2020         25,200,000
     10,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2
                 (WATER REVENUE LOC)+/-SS.                                                 2.68      07/01/2020         10,000,000
     12,450,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
                 (WATER REVENUE LOC)+/-SS.                                                 2.70      07/01/2027         12,450,000
      9,120,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES A AMBAC INSURED (WATER & SEWER REVENUE LOC)+/-SS.          2.72      06/01/2023          9,120,000
      1,850,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES A1 (WATER REVENUE LOC)+/-SS.                               2.68      07/01/2023          1,850,000
     13,850,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES A2 JP MORGAN CHASE BANK INSURED (WATER REVENUE
                 LOC)+/-SS.                                                                2.69      07/01/2023         13,850,000
     14,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES B+/-SS.                                                    2.69      07/01/2020         14,800,000
      1,960,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C-1 DEXIA LOC (WATER REVENUE LOC)+/-SS.                    2.69      07/01/2030          1,960,000
      9,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C-2 (WATER REVENUE LOC)+/-SS.                              2.68      07/01/2030          9,900,000
     40,045,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS
                 REVENUE SERIES C-3 (WATER REVENUE LOC)+/-SS.                              2.67      07/01/2030         40,045,000
      9,025,000  MILPITAS CA REDEVELOPMENT AGENCY+/-SS.                                    2.77      09/01/2021          9,025,000
     11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE
                 SERIES SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-SS.                    2.77      10/01/2015         11,100,000
      5,620,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED
                 (LEASE REVENUE LOC)+/-SS.                                                 2.73      09/01/2029          5,620,000
     10,700,000  MOUNT DIABLO CA UNIFIED SCHOOL DISTRICT TRAN (PROPERTY TAX
                 REVENUE LOC)                                                              3.00      11/09/2005         10,712,301
      6,350,000  MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE
                 SUBORDINATE LIEN SERIES B (POWER REVENUE LOC)+/-SS.                       2.68      07/01/2022          6,350,000
      1,000,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES A
                 (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                 2.75      10/01/2026          1,000,000
      3,400,000  OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT
                 SERIES B (POWER REVENUE LOC)+/-SS.                                        2.69      07/01/2033          3,400,000
     16,000,000  OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE
                 SERIES A (HOUSING REVENUE LOC)+/-SS.                                      2.69      07/01/2033         16,000,000
      8,665,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-SS.                        2.77      06/15/2021          8,665,000
     13,587,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE
                 SERIES C-1 (LEASE REVENUE LOC)+/-SS.                                      2.76      02/01/2025         13,587,000
      1,910,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENT
                 PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)+/-SS.                    2.69      12/01/2029          1,910,000
      4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS
                 PROJECT FNMA LOC (HOUSING REVENUE LOC)+/-SS.                              2.69      11/15/2028          4,000,000
     10,500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL
                 PROJECT SERIES C (HOUSING REVENUE LOC)+/-SS.                              2.69      11/01/2022         10,500,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
CALIFORNIA - (CONTINUED)
$    15,400,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK
                 PLACE APARTMENTS ISSUE A FHLB INSURED (HOUSING REVENUE LOC)+/-SS.         2.73%     04/01/2024     $   15,400,000
      9,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC LOC
                 (HOUSING REVENUE LOC)+/-SS.
                                                                                           2.69      12/01/2006          9,000,000
      8,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR
                 POINTE PROJECT FHLMC LOC (HOUSING REVENUE LOC)+/-SS.                      2.69      12/01/2022          8,449,000

        500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G-3
                 (HOUSING REVENUE LOC)+/-SS.
                                                                                           2.69      11/15/2028            500,000
      6,565,000  ORANGE COUNTY CA SANITATION DISTRICT COP AMBAC INSURED
                 (LEASE REVENUE LOC)+/-SS.
                                                                                           2.72      08/01/2013          6,565,000
      2,302,500  ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032
                 (SEWER REVENUE LOC)+/-SS.                                                 2.73      02/01/2033          2,302,500
     17,000,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE
                  SERIES E AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                  2.69      11/01/2014         17,000,000
     25,500,000  ORANGE COUNTY CA TRANSPORTATION AUTHORITY TOLL ROAD REVENUE
                 (TOLL ROAD REVENUE LOC)+/-SS.                                             2.68      12/15/2030         25,500,000
     27,740,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC (WATER
                 REVENUE LOC)+/-SS.                                                        2.67      08/01/2042         27,740,000
      4,400,000  PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING
                 REVENUE LOC)+/-SS.                                                        2.85      02/01/2007          4,400,000
     12,680,000  PARAMOUNT CA USD COP (LEASE REVENUE, FIRST SECURITY BANK
                 LOC)+/-SS.                                                                2.72      09/01/2031         12,680,000
      9,515,000  PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET
                 APARTMENTS SERIES A (HOUSING REVENUE, FNMA INSURED)+/-SS.                 2.77      12/15/2033          9,515,000
      7,860,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)+/-SS.                                                                2.77      09/01/2024          7,860,000
      5,450,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)+/-SS.                                                                2.77      09/01/2026          5,450,000
      5,505,000  PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE,
                 MBIA INSURED)+/-SS.                                                       2.78      02/01/2013          5,505,000
      1,340,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED
                 (TRANSPORTATION REVENUE LOC)+/-SS.                                        2.80      05/01/2008          1,340,000
      7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED
                 (TRANSPORTATION REVENUE LOC)+/-SS.                                        2.80      05/01/2010          7,285,000
      1,295,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED
                 (AIRPORT REVENUE LOC)+/-SS.                                               2.78      11/01/2021          1,295,000
      4,270,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R
                 2046 MBIA INSURED (TAX ALLOCATION REVENUE LOC)+/-SS.                      2.77      06/15/2020          4,270,000
      6,500,000  POWAY CA UNIFIED SCHOOL DISTRICT CTFS PARTNERSHIP (LEASE
                 REVENUE LOC)+/-SS.                                                        2.72      06/01/2029          6,500,000
      4,845,000  RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT
                 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.                         2.77      09/01/2026          4,845,000
      5,340,000  REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST
                 SECURITY BANK LOC)+/-SS.                                                  2.77      01/01/2011          5,340,000
      9,000,000  REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)+/-SS.                  2.77      10/15/2034          9,000,000
      3,610,000  REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION
                 REVENUE AVIATION HIGH REDEVELOPMENT PROJECT ALLIED IRISH
                 BANK PLC LOC (PROPERTY TAX REVENUE LOC)+/-SS.                             2.71      07/01/2030          3,610,000
     22,110,000  RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE
                 REVENUE SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-SS.         2.67      07/01/2006         22,110,000
      1,500,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD REVENUE
                 (LEASE REVENUE LOC)+/-SS.                                                 2.67      11/01/2032          1,500,000
     17,100,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4
                 KBC BANK LOC (SPECIAL TAX REVENUE LOC)+/-SS.                              2.75      09/01/2014         17,100,000
      4,000,000  RIVERSIDE COUNTY CA IDA INDUSTRIAL DEVELOPMENT REVENUE CRYOGENIC
                 PROJECT ISSUE B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                2.75      07/05/2014          4,000,000
      2,805,000  ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX REVENUE,
                 AMBAC INSURED)+/-SS.                                                      2.76      06/15/2021          2,805,000
     17,750,000  SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)             3.75      06/28/2006         17,899,905
      8,270,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
                 (UTILITIES REVENUE LOC)+/-SS.                                             2.77      05/15/2020          8,270,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
CALIFORNIA - (CONTINUED)

$    25,300,000  SACRAMENTO CA UNIFIED SCHOOL DISTRICT CTFS PARTNERS FSA INSURED
                 (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-SS.                         2.71%     03/01/2031     $   25,300,000
      7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT
                 SERIES 1 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.               2.75      05/15/2034          7,000,000
      6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT
                 SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.               2.75      05/15/2029          6,300,000
      2,940,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE
                 LOC)+/-SS.                                                                2.75      08/01/2034          2,940,000
      6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK
                 APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-SS.                           2.75      02/15/2033          6,000,000
     63,900,000  SACRAMENTO COUNTY CA TRAN SERIES A                                        4.00      07/10/2006         64,591,843
      6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT
                 SERIES A COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.               2.69      05/15/2029          6,115,000
      5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.                        2.69      05/15/2029          5,600,000
      6,315,000  SAN BERNARDINO CA COMMUNITY COLLEGE DISTRICT FLOATS 1850
                 (PROPERTY TAX REVENUE, MBIA INSURED)+/-SS.                                2.77      02/01/2011          6,315,000
      3,395,000  SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED BY
                 FNMA (HOUSING REVENUE LOC)+/-SS.                                          2.85      06/01/2006          3,395,000
     37,245,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                 SERIES A (TAX REVENUE LOC)                                                4.00      07/14/2006         37,645,717
     21,515,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN
                 SERIES B (TAX REVENUE LOC)                                                4.00      07/14/2006         21,743,246
     14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-SS.                        2.75      01/15/2033         14,825,000
      8,200,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
                 SERIES B (HOUSING REVENUE LOC)+/-SS.                                      2.75      01/15/2035          8,200,000
     27,600,000  SAN DIEGO CA PFA LEASE REVENUE SERIES A (LEASE REVENUE LOC)+/-SS.         2.80      02/15/2026         27,600,000
      7,510,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE
                 CLASS B (LEASE REVENUE LOC)+/-SS.                                         2.80      02/15/2026          7,510,000
     37,935,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE
                 CLASS C (LEASE REVENUE LOC)+/-SS.                                         2.80      02/15/2026         37,935,000
     19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE
                 SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-SS.                           2.77      05/15/2029         19,130,000
      5,430,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER REVENUE
                 CLASS A (WATER REVENUE LOC)+/-SS.                                         2.77      08/01/2012          5,430,000
      1,235,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT (GENERAL OBLIGATION -
                 SCHOOL DISTRICTS LOC)+/-SS.                                               2.77      07/01/2024          1,235,000
      5,826,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES 758
                 (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                                2.73      07/01/2027          5,826,000
     11,580,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES PA-804
                 (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                                2.77      07/01/2022         11,580,000
     10,680,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
                 CLEAN WATER MERLOTS SERIES B20 MBIA INSURED (WATER & SEWER
                 REVENUE LOC)+/-SS.                                                        2.76      10/01/2022         10,680,000
         95,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR NAMIKI
                 APARTMENTS PROJECT SERIES C CITIBANK NA LOC (MULTI-FAMILY
                 HOUSING REVENUE LOC)+/-SS.                                                2.74      11/01/2036             95,000
     26,700,000  SAN FRANCISCO CA CITY & COUNTY UNIFIED SCHOOL DISTRICT TRAN               3.50      12/01/2005         26,761,324
     16,800,000  SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK OF
                 AMERICA NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                   2.77      04/15/2036         16,800,000
        150,000  SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES A
                 (PROPERTY TAX REVENUE, MORGAN GUARANTY TRUST LOC)+/-SS.                   2.67      07/01/2026            150,000
      8,400,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-SS.                     2.71      08/01/2035          8,400,000
      2,590,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX
                 INCREMENTAL REVENUE LOC)+/-SS.                                            2.78      08/01/2011          2,590,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
CALIFORNIA - (CONTINUED)
$     1,285,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES 149
                 MBIA INSURED (TAX INCREMENTAL REVENUE LOC)+/-SS.                          2.77%     08/01/2027     $    1,285,000
      6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS
                 SERIES 761 FSA INSURED (PROPERTY TAX REVENUE LOC)+/-SS.                   2.73      08/01/2027          6,857,500
      8,690,000  SAN JOSE-SANTA CLARA CA WATER FINANCING AUTHORITY SEWER REVENUE
                 FLOATS-SG-49 (WATER & SEWER REVENUE LOC)+/-SS.                            2.77      11/15/2020          8,690,000
      2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY
                 PACIFIC NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.             2.67      10/01/2007          2,200,000
      6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC INSURED
                 (TAX INCREMENTAL REVENUE LOC)+/-SS.                                       2.77      02/01/2011          6,510,000
      6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC INSURED
                 (TAX INCREMENTAL REVENUE LOC)+/-SS.                                       2.77      08/01/2011          6,510,000
      3,060,000  SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED
                 (ELECTRIC REVENUE LOC)+/-SS.                                              2.72      07/01/2010          3,060,000
      6,705,000  SANTA CLARA CA ELECTRIC REVENUE SERIES C AMBAC INSURED
                 (ELECTRIC PLANT REVENUE LOC)+/-SS.                                        2.72      07/01/2010          6,705,000
     17,740,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY LEASE REVENUE
                 (LEASE REVENUE LOC)+/-SS.                                                 2.65      11/15/2025         17,740,000
      5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT
                 SERIES A COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING
                 REVENUE LOC)+/-SS.                                                        2.69      12/15/2025          5,900,000
     11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E
                 FGIC INSURED REMARKETED 03/17/94 (MULTI-FAMILY HOUSING
                 REVENUE LOC)+/-SS.                                                        2.75      11/15/2017         11,400,000
      6,805,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE LOC)+/-SS.                                                        2.77      08/01/2025          6,805,000
      6,190,000  SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX
                 REVENUE, FGIC INSURED)+/-SS.                                              2.77      08/01/2021          6,190,000
      4,600,000  SIMI VALLEY CA MFHR 500 DANKSE BANK INSURED (HOUSING
                 REVENUE LOC)+/-SS.                                                        3.02      03/01/2021          4,600,000
     10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE
                 LOC)+/-SS.                                                                2.69      06/01/2010         10,000,000
      6,150,000  SIMI VALLEY CA MFHR SERIES A (MULTI-FAMILY HOUSING REVENUE
                 LOC)+/-SS.                                                                2.69      07/01/2023          6,150,000
     21,900,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER
                 REVENUE LOC)+/-SS.                                                        2.75      11/01/2035         21,900,000
      5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE
                 SERIES PA 1172 (ELECTRIC PLANT REVENUE LOC)+/-SS.                         2.77      07/01/2011          5,315,000
     23,860,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-SS.                     2.67      07/01/2019         23,860,000
      6,600,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                 JPMC3 (OTHER REVENUE LOC)+/-SS.                                           2.81      06/01/2013          6,600,000
      6,100,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480
                 MBIA INSURED (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                   2.73      09/01/2022          6,100,000
        965,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE AND UNIVERSITY
                 REVENUE LOC)+/-SS.                                                        2.77      05/15/2033            965,000
      7,000,000  UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE AND UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                   2.73      05/15/2035          7,000,000
     23,675,000  UNIVERSITY OF CALIFORNIA SERIES 1134 (COLLEGE AND UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                   2.73      05/15/2030         23,675,000
      4,805,000  UNIVERSITY OF CALIFORNIA SERIES 2984 (COLLEGE AND UNIVERSITY
                 REVENUE, FIRST SECURITY BANK LOC)+/-SS.                                   2.77      05/15/2022          4,805,000
      7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE
        `        LOC)+/-SS.                                                                2.69      05/15/2029          7,750,000
      2,880,000  VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485
                 (TAX REVENUE LOC)+/-SS.                                                   2.78      12/01/2019          2,880,000
      9,000,000  WESTLANDS CA COP SERIES B (OTHER REVENUE, AMBAC INSURED)+/-SS.            2.67      03/01/2029          9,000,000
      5,505,000  YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE)+/-SS.       2.77      08/01/2025          5,505,000

                                                                                                                     2,423,126,945
                                                                                                                    --------------

  OTHER - 1.79%
     17,995,000  ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC
                 INSURED (OTHER REVENUE LOC)+/-SS.                                         2.76      07/05/2006         17,995,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
OTHER - (CONTINUED)
$    13,176,000  ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES
                 FGIC INSURED (OTHER REVENUE LOC)+/-SS.                                    2.76%     07/05/2006     $   13,176,000
     17,000,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES
                 FGIC INSURED (OTHER REVENUE LOC)+/-SS.++                                  2.79      05/07/2008         17,000,000

                                                                                                                        48,171,000
                                                                                                                    --------------

PUERTO RICO - 1.17%
      7,200,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A
                 (PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                 SERIES A)  (OTHER REVENUE LOC)+/-SS.                                      2.76      10/01/2034          7,200,000
      5,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY
                 REVENUE SERIES 2 MBIA INSURED (TRANSPORTATION REVENUE LOC)+/-SS.          2.76      07/01/2038          5,000,000
      4,995,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY
                 SERIES 86 (SALES TAX REVENUE LOC)+/-SS.                                   2.73      07/01/2015          4,995,000
      7,970,000  PUERTO RICO COMMONWEALTH MERLOTS SERIES A44+/-SS.                         2.74      07/01/2029          7,970,000
      6,135,000  PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE
                 SERIES 416 FSA LOC (LEASE REVENUE LOC)+/-SS.                              2.73      07/01/2021          6,135,000

                                                                                                                        31,300,000
                                                                                                                    --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,502,597,945)                                                                  2,502,597,945
                                                                                                                    --------------

COMMERCIAL PAPER - 7.79%
      4,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                          2.50      10/03/2005          4,000,000
      2,700,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                          2.53      11/02/2005          2,700,000
     25,400,000  GOLDEN GATE BRIDGE                                                        2.52      10/11/2005         25,400,000
     25,000,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER                                2.60      12/06/2005         25,000,000
      5,225,000  LOS ANGELES DEPARTMENT OF AIRPORTS SERIES A                               2.35      10/05/2005          5,225,000
      2,000,000  LOS ANGELES METROPOLITAN TRANSPORTATION SERIES A                          2.60      12/08/2005          2,000,000
      9,235,000  PORT OF OAKLAND CA                                                        2.60      10/11/2005          9,235,000
     16,200,000  PORT OF OAKLAND CA                                                        2.68      11/22/2005         16,200,000
     23,400,000  UNIVERSITY OF CALIFORNIA                                                  2.55      10/03/2005         23,400,000
     14,700,000  UNIVERSITY OF CALIFORNIA                                                  2.50      10/06/2005         14,700,000
     13,400,000  UNIVERSITY OF CALIFORNIA                                                  2.50      10/18/2005         13,400,000
     15,505,000  UNIVERSITY OF CALIFORNIA                                                  2.58      11/04/2005         15,505,000
     10,000,000  UNIVERSITY OF CALIFORNIA                                                  2.50      11/07/2005         10,000,000
     10,000,000  UNIVERSITY OF CALIFORNIA                                                  2.59      11/07/2005         10,000,000
     12,425,000  UNIVERSITY OF CALIFORNIA                                                  2.58      11/08/2005         12,425,000
     20,300,000  UNIVERSITY OF CALIFORNIA                                                  2.57      11/14/2005         20,300,000


TOTAL COMMERCIAL PAPER (COST $209,490,000)                                                                             209,490,000
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,712,087,945)*                        100.91%                                                               $2,712,087,945

OTHER ASSETS AND LIABILITIES, NET              (0.91)                                                                  (24,535,320)
                                              ------                                                                --------------
TOTAL NET ASSETS                              100.00%                                                               $2,687,552,625
                                              ======                                                                ==============

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE        VALUE
AGENCY NOTES - DISCOUNT - 15.09%

FEDERAL HOME LOAN BANK - 0.69%
$    75,000,000  FHLB^                                                                     3.60%     11/14/2005     $   74,685,000
                                                                                                                    --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.50%
    100,000,000  FHLMC^                                                                    3.50      10/04/2005         99,990,278
     99,500,000  FHLMC^                                                                    2.75      10/18/2005         99,385,989
     75,000,000  FHLMC^                                                                    3.00      11/15/2005         74,731,698
    100,000,000  FHLMC^                                                                    3.68      12/13/2005         99,275,208
    100,000,000  FHLMC^                                                                    3.90      02/07/2006         98,624,167
    100,000,000  FHLMC^                                                                    3.62      02/28/2006         98,511,778
    100,000,000  FHLMC^                                                                    3.79      03/15/2006         98,283,972
    125,000,000  FHLMC^                                                                    3.86      03/21/2006        122,737,864
     27,557,000  FHLMC^                                                                    3.90      04/10/2006         26,993,494

                                                                                                                       818,534,448
                                                                                                                    --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.90%
     75,134,031  FNMA^                                                                     3.37      10/03/2005         75,134,031
    108,392,000  FNMA^                                                                     3.19      10/14/2005        108,286,348
     30,514,400  FNMA^                                                                     3.58      11/01/2005         30,426,400
    213,317,100  FNMA^                                                                     3.59      11/01/2005        212,701,058
    100,000,000  FNMA^                                                                     3.29      11/02/2005         99,725,833
     75,000,000  FNMA^                                                                     3.00      11/04/2005         74,800,000
     53,389,000  FNMA^                                                                     3.40      01/27/2006         52,804,094
     27,255,000  FNMA #760846^                                                             3.42      10/03/2005         27,255,000
     21,800,000  FNMA #760907^                                                             3.42      10/03/2005         21,800,000
     50,000,000  FNMA #873060^                                                             3.73      11/01/2005         49,849,764

                                                                                                                       752,782,528
                                                                                                                    --------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,646,001,976)                                                                  1,646,001,976
                                                                                                                    --------------

AGENCY NOTES - INTEREST BEARING - 28.46%

FEDERAL FARM CREDIT BANK - 10.09%
    100,000,000  FFCB+/-                                                                   3.75      10/04/2005         99,999,917
    100,000,000  FFCB+/-                                                                   3.73      12/14/2005         99,990,080
     50,000,000  FFCB+/-                                                                   3.80      12/21/2005         49,994,450
     25,000,000  FFCB+/-                                                                   3.76      04/26/2006         24,999,306
     40,000,000  FFCB+/-                                                                   3.61      05/01/2006         39,995,937
    100,000,000  FFCB+/-                                                                   3.64      05/04/2006         99,994,108
    150,000,000  FFCB+/-                                                                   3.71      05/19/2006        149,990,546
     50,000,000  FFCB+/-                                                                   3.61      06/02/2006         49,991,742
    100,000,000  FFCB+/-                                                                   3.77      07/19/2006         99,992,124
     50,000,000  FFCB+/-                                                                   3.76      08/09/2006         49,987,356
     25,000,000  FFCB+/-                                                                   3.77      08/18/2006         24,995,671
    100,000,000  FFCB+/-                                                                   3.79      08/28/2006        100,017,853
     61,250,000  FFCB+/-                                                                   3.70      05/15/2007         61,270,685
    100,000,000  FFCB+/-                                                                   3.60      06/01/2007         99,951,101
     50,000,000  FFCB+/-                                                                   3.77      07/27/2007         50,023,362

                                                                                                                     1,101,194,238
                                                                                                                    --------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE    MATURITY DATE       VALUE
FEDERAL HOME LOAN BANK - 13.12%
$    75,000,000  FHLB+/-                                                                   3.41%     10/05/2005     $   74,999,783
    111,860,000  FHLB                                                                      2.38      11/01/2005        111,847,704
     42,500,000  FHLB                                                                      2.25      12/15/2005         42,381,645
    100,000,000  FHLB                                                                      5.13      03/06/2006        100,550,455
    150,000,000  FHLB+/-                                                                   3.51      04/20/2006        149,959,158
     71,000,000  FHLB+/-                                                                   3.67      05/16/2006         70,965,938
      7,800,000  FHLB                                                                      2.85      05/24/2006          7,746,709
    100,000,000  FHLB+/-                                                                   3.75      06/01/2006         99,952,753
    300,000,000  FHLB+/-                                                                   3.73      06/13/2006        299,868,488
     38,850,000  FHLB                                                                      1.75      06/23/2006         38,221,455
     85,000,000  FHLB+/-                                                                   3.59      08/02/2006         84,967,203
    100,000,000  FHLB                                                                      4.00      08/18/2006        100,000,000
    100,000,000  FHLB+/-                                                                   3.70      08/21/2006         99,972,400
    150,000,000  FHLB+/-                                                                   3.73      12/13/2006        149,926,054

                                                                                                                     1,431,359,745
                                                                                                                    --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.57%
     20,000,000  FHLMC+/-                                                                  3.51      10/07/2005         20,000,000
     53,500,000  FHLMC                                                                     1.88      02/15/2006         53,110,632
    100,000,000  FHLMC                                                                     2.75      08/15/2006         98,887,757

                                                                                                                       171,998,389
                                                                                                                    --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.68%
     50,000,000  FNMA+/-                                                                   3.39      10/03/2005         50,000,000
    103,000,000  FNMA                                                                      6.00      12/15/2005        103,475,594
     50,000,000  FNMA                                                                      3.15      02/08/2006         49,922,927
    100,849,000  FNMA                                                                      5.50      02/15/2006        101,423,784
      7,000,000  FNMA                                                                      2.18      03/24/2006          6,945,022
     54,735,000  FNMA                                                                      2.25      05/15/2006         54,098,845
     23,825,000  FNMA                                                                      2.50      06/15/2006         23,588,902
     12,000,000  FNMA                                                                      1.75      06/16/2006         11,810,788

                                                                                                                       401,265,862
                                                                                                                    --------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,105,818,234)                                                          3,105,818,234
                                                                                                                    --------------

REPURCHASE AGREEMENTS - 56.98%
  2,050,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $2,050,666,250)                                3.90      10/03/2005      2,050,000,000
  2,150,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES  (MATURITY VALUE $2,150,698,750)                    3.90      10/03/2005      2,150,000,000
  1,000,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED
                 BY US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,325,000)               3.90      10/03/2005      1,000,000,000
     17,825,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $17,827,971)                        2.00      10/03/2005         17,825,000
  1,000,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $1,000,325,000)                     3.90      10/03/2005      1,000,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,217,825,000)                                                                    6,217,825,000
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                          VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $10,969,645,210)*                  100.53%                                                                   $10,969,645,210
OTHER ASSETS AND LIABILITIES, NET         (0.53)                                                                       (58,201,818)
                                         ------                                                                    ---------------
TOTAL NET ASSETS                         100.00%                                                                   $10,911,443,392
                                         ======                                                                    ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 95.96%

MINNESOTA - 95.96%
$     1,560,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY
                 FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                             2.74%     07/15/2030  $       1,560,000
      3,920,000  BURNSVILLE MN MULTI-FAMILY REVENUE   (HOUSING REVENUE LOC)+/-SS.          2.74      01/01/2035          3,920,000
      1,645,000  COHASSET MN REVENUE   (POWER REVENUE LOC)+/-SS.                           2.80      12/01/2007          1,645,000
      3,250,000  CRYSTAL MN MFHR CRYSTAL APARTMENTS PROJECT COLLATERALIZED BY FHLB
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                  2.74      05/01/2027          3,250,000
      1,975,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
                 COLLATERALIZED BY FHLMC   (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.        2.80      12/01/2022          1,975,000
      1,185,000  EAGAN MN MFHR FLOATS PT 1221   (MULTI-FAMILY HOUSING REVENUE
                 LOC)+/-SS.                                                                2.80      12/01/2029          1,185,000
      1,350,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                 (PROPERTY TAX REVENUE LOC)+/-SS.                                          2.79      10/01/2019          1,350,000
      1,105,000  EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                 (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.                                  2.74      12/01/2029          1,105,000
        450,000  EDINA MN SERIES B (PROPERTY TAX REVENUE)                                  3.00      02/01/2006            450,579
      1,645,000  HENNEPIN COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR STONE
                 ARCH APARTMENTS PROJECT LASALLE BANK NA LOC (MULTI-FAMILY
                 HOUSING REVENUE)+/-SS.                                                    2.79      04/15/2035          1,645,000
      1,500,000  HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 (PROPERTY TAX
                 REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                          3.75      08/07/2006          1,510,976
      2,000,000  INNER GROVE HEIGHTS MN SENIOR HOUSING REVENUE INNER GROVE
                 INCOPORTATION PROJECT (HOUSING REVENUE LOC)+/-SS.                         2.74      05/15/2035          2,000,000
        765,000  MANKATO MN FAMILY YMCA PROJECT REVENUE   (SPORTS FACILITIES
                 REVENUE LOC)+/-SS.                                                        2.90      05/01/2006            765,000
      2,820,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC REMARKETED
                 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)+/-SS.                            2.85      05/01/2027          2,820,000
      1,620,000  MAPLE GROVE MN MFHR BASSWOOD TRAILS PROJECT   (HOUSING REVENUE
                 LOC)+/-SS.                                                                2.74      03/01/2029          1,620,000
      5,345,000  MAPLEWOOD MN EDUCATIONAL FACILITIES REVENUE MOUNDS PARK ACADEMY
                 PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                        2.79      10/01/2031          5,345,000
      2,875,000  METROPOLITAN COUNCIL MN MINNEAPOLIS-ST. PAUL METROPOLITAN AREA
                 SERIES C (PROPERTY TAX REVENUE, GENERAL OBLIGATION OF AUTHORITY)          5.00      02/01/2006          2,895,872
      2,230,000  METROPOLITAN COUNCIL MN SERIES D   (PROPERTY TAX REVENUE LOC)             3.50      02/01/2006          2,236,388
      1,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 AIRPORT REVENUE (AIRPORT REVENUE LOC)+/-SS.                               2.83      01/01/2013          1,000,000
      1,790,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 AIRPORT REVENUES (AIRPORT REVENUE LOC)+/-SS.                              2.79      01/01/2023          1,790,000
      5,355,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                 SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.               2.74      11/15/2026          5,355,000
     10,845,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                 SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.               2.76      11/15/2029         10,845,000
      1,110,000  MINNEAPOLIS MN MFHR GATEWAY REAL ESTATE   (HOUSING REVENUE)+/-SS.         2.79      10/01/2032          1,110,000
      1,000,000  MINNEAPOLIS MN SERIES A                                                   5.00      12/01/2005          1,004,513
      3,155,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                                2.84      05/01/2023          3,155,000
      4,485,000  MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS 2003-B06
                 (POLLUTION CONTROL REVENUE LOC)+/-SS.                                     2.77      03/01/2021          4,485,000
      1,990,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                 PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                                  4.00      09/12/2006          2,009,000
      1,000,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                    5.25      11/01/2005          1,001,925
      2,500,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                    5.00      08/01/2006          2,543,600
      3,980,000  MINNESOTA STATE HFA (HOUSING REVENUE LOC)+/-SS.                           2.77      01/01/2032          3,980,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA - (CONTINUED)
$       600,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES C  (HOUSING
                 REVENUE LOC)+/-SS.                                                        2.83%     01/01/2035  $         600,000
      2,000,000  MINNESOTA STATE HFA RESIDENTIAL HOUSING SERIES E  (HOUSING
                 REVENUE)                                                                  2.95      05/18/2006          2,000,000
      2,620,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-SS.                 2.80      12/01/2034          2,620,000
      7,400,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 ST. THOMAS UNIVERSITY SERIES 5L   (EDUCATIONAL FACILITIES REVENUE
                 LOC)+/-SS.                                                                2.76      04/01/2027          7,400,000
      2,475,000  MINNESOTA STATE SERIES 1043   (PROPERTY TAX REVENUE LOC)+/-SS.            2.77      08/01/2013          2,475,000
      1,000,000  MINNETONKA MN HOUSING FACILITIES REVENUE   (HOUSING REVENUE
                 LOC)+/-SS.                                                                2.74      05/15/2034          1,000,000
      3,120,000  NEW BRIGHTON MN MFHR GOLDEN POND HOUSING PROJECT (MULTI-FAMILY
                 HOUSING REVENUE LOC)+/-SS.                                                2.79      07/15/2032          3,120,000
      1,000,000  NORTHERN MN MUNICIPAL POWER AGENCY (ELECTRIC REVENUE, FIRST
                 SECURITY BANK LOC)                                                        5.50      01/01/2006          1,006,912
        900,000  ROCHESTER MN HEALTH CARE FACILITIES REVENUE SERIES 177
                 (HEALTHCARE FACILITIES REVENUE LOC)+/-SS.                                 2.78      11/15/2027            900,000
      1,160,000  ROCORI AREA SCHOOLS MN INDEPENDENT SCHOOL DISTRICT NUMBER 750
                 SERIES A (PROPERTY TAX REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                                  4.00      09/01/2006          1,171,783
      1,975,000  ROSEVILLE MN PRIVATE SCHOOL FACILITIES REVENUE NORTHWESTERN
                 COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)+/-SS.                2.85      11/01/2022          1,975,000
      7,785,000  SCA TAX EXEMPT TRUST PT 2523 BURNVILLE   (HOUSING REVENUE
                 LOC)+/-SS.                                                                2.80      01/01/2030          7,785,000
      1,630,000  SOUTHERN MINNESOTA MUNICIPAL POWER AGENCY POWER SUPPLY SYSTEM
                 REVENUE SERIES A  (POWER REVENUE LOC)                                     5.00      01/01/2006          1,641,264
      4,000,000  ST. LOUIS PARK MN MFHR NEWPORT ON SEVEN APARTMENTS PROJECT
                 COLLATERALIZED BY FNMA   (MULTI-FAMILY HOUSING REVENUE LOC)+/-SS.         2.79      09/15/2031          4,000,000
      2,675,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY DISTRICT HEATING
                 REVENUE SERIES A (WATER REVENUE LOC)+/-SS.                                2.74      12/01/2012          2,675,000
        125,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
                 PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC
                 (HOUSING REVENUE LOC)+/-SS.                                               2.85      05/01/2022            125,000
      3,130,000  ST. PAUL MN HOUSING RDA REVENUE MINNESOTA PUBLIC RADIO PROJECT
                 (HOUSING REVENUE LOC)+/-SS.                                               2.80      10/01/2025          3,130,000
      1,750,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                 DEXIA BANK LOC  (TRANSPORTATION REVENUE LOC)+/-SS.                        2.85      03/01/2021          1,750,000
        560,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                 DEXIA CREDIT LOCAL DE FRANCE LOC   (TRANSPORTATION REVENUE
                 LOC)+/-SS.                                                                2.85      03/01/2012            560,000
        900,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                 DEXIA CREDIT LOCAL DE FRANCE LOC   (TRANSPORTATION REVENUE
                 LOC)+/-SS.                                                                2.74      03/01/2022            900,000
      3,105,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES R
                 DEXIA CREDIT LOCAL DE FRANCE LOC   (TRANSPORTATION REVENUE
                 LOC)+/-SS.                                                                2.90      03/01/2022          3,105,000
        120,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES 2005 4
                 SERIES I (OTHER REVENUE LOC)+/-SS.                                        2.79      12/01/2025            120,000
      2,365,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                 (UTILITIES REVENUE LOC)+/-SS.                                             2.74      12/01/2025          2,365,000
      1,600,000  ST. PAUL MN PORT AUTHORITY MULTI-FAMILY REVENUE   (HOUSING
                 REVENUE LOC)+/-SS.                                                        2.74      02/01/2034          1,600,000
      2,550,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE OFFICE
                 & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
                 (TRANSPORTATION REVENUE LOC)+/-SS.                                        2.79      02/01/2015          2,550,000
      6,435,000  UNIVERSITY OF MINNESOTA GO REVENUE   (EDUCATIONAL FACILITIES
                 REVENUE LOC)+/-                                                           2.79      07/01/2021          6,435,000
      1,200,000  WADENA DEER CREEK MN INDEPENDENT SCHOOL DISTRICT NUMBER 2155
                 (PROPERTY TAX REVENUE)                                                    4.00      09/29/2006          1,211,497

                                                                                                                       139,779,309
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $139,779,309)                                                                      139,779,309
                                                                                                                 -----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  MINNESOTA MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER - 3.64%
$   4,500,000 ROCHESTER MN HEALTH CARE                                                     2.62%     10/06/2005  $       4,500,000
      810,000 ROCHESTER MN HEALTH CARE                                                     2.62      10/06/2005            810,000

TOTAL COMMERCIAL PAPER (COST $5,310,000)                                                                                 5,310,000
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $145,089,309)*                         99.60%                                                              $     145,089,309
OTHER ASSETS AND LIABILITIES, NET             0.40                                                                         578,279
                                            ------                                                               -----------------
TOTAL NET ASSETS                            100.00%                                                              $     145,667,588
                                            ======                                                               =================

+/-   VARIABLE RATE INVESTMENTS.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
AGENCY NOTES - INTEREST BEARING - 0.69%
$    55,000,000  FHLB                                                                      4.00%     08/18/2006  $      55,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $55,000,000)                                                                55,000,000
                                                                                                                 -----------------

ASSET-BACKED SECURITIES - 0.29%
     14,000,000  AMERICREDIT AUTOMOBILE RECEIVABLES TRUST                                  3.84      09/06/2006         14,000,000
      5,434,877  CAPITAL AUTO RECEIVABLES ASSET TRUST+++/-                                 3.78      06/15/2006          5,434,877
      3,712,524  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                          3.18      05/15/2006          3,712,524

TOTAL ASSET-BACKED SECURITIES (COST $23,147,401)                                                                        23,147,401
                                                                                                                 -----------------

CERTIFICATES OF DEPOSIT - 5.95%
    163,000,000  BARCLAYS BANK PLC                                                         4.14      09/20/2006        163,000,000
     10,000,000  BARCLAYS BANK PLC NEW YORK                                                4.00      03/01/2006         10,003,939
    100,000,000  CDC IXIS                                                                  2.45      10/06/2005        100,000,000
     24,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                       2.75      11/14/2005         24,000,000
     85,000,000  CREDIT SUISSE FIRST BOSTON NEW YORK                                       4.18      09/22/2006         85,000,000
     58,500,000  MORGAN STANLEY BANK                                                       3.67      10/11/2005         58,500,000
     36,500,000  ROYAL BANK OF SCOTLAND NEW YORK                                           3.83      03/06/2006         36,489,151

TOTAL CERTIFICATES OF DEPOSIT (COST $476,993,090)                                                                      476,993,090
                                                                                                                 -----------------

COMMERCIAL PAPER - 32.83%
     47,000,000  AMSTEL FUNDING CORPORATION^                                               3.40      11/23/2005         46,773,617
    208,150,000  AMSTERDAM FUNDING CORPORATION^                                            3.70      10/19/2005        207,807,709
     60,000,000  ANZ NATIONAL (INTERNATIONAL) LIMITED^                                     2.85      12/15/2005         59,653,250
     45,000,000  AQUINAS FUNDING LLC^                                                      3.77      12/13/2005         44,665,412
     35,000,000  AQUINAS FUNDING LLC^                                                      3.93      02/21/2006         34,461,262
    132,083,000  ATOMIUM FUNDING CORPORATION^                                              3.64      10/17/2005        131,896,286
     75,000,000  BANCO BILBAO VIZCAYA ARGENTARIA PUERTO RICO^                              3.63      10/04/2005         74,992,437
     58,500,000  BARCLAYS US FUNDING LLC^                                                  3.61      10/28/2005         58,353,344
     82,000,000  BEAR STEARNS COMPANY INCORPORATED^                                        3.92      10/03/2005         82,000,000
     50,000,000  BP TRINIDAD & TOBAGO LLC^                                                 3.78      11/28/2005         49,706,000
    125,000,000  BUCKINGHAM CDO LLC^                                                       3.73      10/25/2005        124,715,069
     50,000,000  CAFCO LLC^                                                                3.53      10/05/2005         49,990,194
     45,450,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                        3.70      11/14/2005         45,253,807
     56,025,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                        3.78      11/22/2005         55,730,869
     48,827,000  CEDAR SPRINGS CAPITAL COMPANY LLC^                                        3.62      10/13/2005         48,777,902
     79,700,000  CHARTA LLC^                                                               3.61      10/04/2005         79,692,008
     25,000,000  CLIPPER RECEIVABLES CORPORATION LLC^                                      3.80      12/23/2005         24,786,250
     80,000,000  CROWN POINT CAPITAL COMPANY^                                              3.70      11/08/2005         79,704,000
     30,000,000  DNB NORSKE BANK ASA^                                                      3.92      02/28/2006         29,516,533
     31,600,000  FORTIS FUNDING LLC^                                                       3.83      01/23/2006         31,223,468
     46,000,000  FORTIS FUNDING LLC^                                                       3.48      02/27/2006         45,345,589
    200,000,000  GRAMPIAN FUNDING LLC^                                                     3.63      11/04/2005        199,354,667
     46,000,000  HSBC BANK CANADA^                                                         3.50      02/17/2006         45,387,306
     80,000,000  IRISH LIFE & PERMANENT^                                                   3.72      11/17/2005         79,628,000
     36,237,000  KLIO II FUNDING CORPORATION^                                              3.64      10/31/2005         36,134,409
     50,000,000  LEGACY CAPITAL LLC^                                                       3.38      11/16/2005         49,793,444
     15,573,000  LEXINGTON PARKER CAPITAL CORPORATION^                                     3.40      10/06/2005         15,568,588
     95,000,000  LEXINGTON PARKER CAPITAL CORPORATION^                                     3.75      01/18/2006         93,941,146
     25,000,000  LIQUID FUNDING LIMITED^                                                   3.65      10/17/2005         24,964,514

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER - (CONTINUED)
$    55,000,000  LIQUID FUNDING LIMITED+++/-                                               3.69%     11/07/2005  $      55,000,000
     50,000,000  LIQUID FUNDING LIMITED^                                                   3.79      12/01/2005         49,689,431
     45,000,000  LIQUID FUNDING LIMITED+++/-                                               3.75      09/15/2006         45,000,000
     54,586,000  PERRY GLOBAL FUNDING LIMITED^                                             3.63      10/11/2005         54,541,967
     25,000,000  PICAROS FUNDING LLC^                                                      3.20      11/22/2005         24,888,889
     23,897,000  PICAROS FUNDING LLC^                                                      3.92      02/17/2006         23,540,510
     55,000,000  SANTANDER CENTRAL HISPANO FINANCE^                                        3.72      11/18/2005         54,738,567
     45,000,000  SANTANDER CENTRAL HISPANO FINANCE^                                        3.95      12/30/2005         44,565,500
     30,000,000  SEDNA FINANCE INCORPORATED^                                               3.75      11/22/2005         29,843,750
     87,770,000  SHEFFIELD RECEIVABLES^                                                    3.64      10/03/2005         87,770,000
     50,000,000  SWEDISH NATIONAL HOUSING FINANCE^                                         3.65      10/31/2005         49,858,055
     25,000,000  SWEDISH NATIONAL HOUSING FINANCE^                                         3.38      11/14/2005         24,901,417
    137,607,000  THAMES ASSET GLOBAL SECURITIZATION^                                       3.78      12/12/2005        136,595,589

TOTAL COMMERCIAL PAPER (COST $2,630,750,755)                                                                         2,630,750,755
                                                                                                                 -----------------

CORPORATE BONDS & NOTES - 1.07%
      5,675,000  CEI CAPITAL LLC+/-SS.                                                     3.84      03/01/2033          5,675,000
      2,820,000  CONVENIENCE HOLDING COMPANY LLC SERIES A+/-SS.                            3.89      09/01/2042          2,820,000
      5,400,000  ETC HOLDINGS LLC SERIES 2003+/-SS.                                        3.93      04/01/2028          5,400,000
     10,000,000  LP PINEWOOD SPV LLC+/-SS.                                                 3.84      02/01/2018         10,000,000
     29,000,000  MCDONALD'S CORPORATION+++/-                                               4.49      03/07/2006         29,115,119
     18,000,000  STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                           3.55      01/10/2006         18,000,000
      8,900,000  TODD SHOPPING CENTER LLC SERIES 1999+/-SS.                                3.84      07/01/2019          8,900,000
      5,757,000  VIRGINIA HEALTH SERVICES INCORPORATED+/-SS.                               3.84      01/01/2018          5,757,000

TOTAL CORPORATE BONDS & NOTES (COST $85,667,119)                                                                        85,667,119
                                                                                                                 -----------------

EXTENDABLE BONDS - 8.65%
     35,000,000  3M COMPANY++                                                              5.67      12/12/2005         35,184,786
     30,000,000  AMERICAN GENERAL FINANCE+++/-                                             3.77      10/13/2006         30,000,000
    175,000,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   3.80      10/06/2006        175,000,000
    100,000,000  ING SECURITY LIFE INSTITUTIONAL FUNDING+++/-                              3.78      10/06/2006        100,000,000
     33,000,000  MERRILL LYNCH & COMPANY INCORPORATED+/-                                   3.93      09/11/2006         33,000,000
     38,000,000  MORGAN STANLEY+/-                                                         3.92      09/01/2006         38,000,000
     75,000,000  NORDEA BANK AB+++/-                                                       3.71      10/11/2006         75,000,000
     50,000,000  NORTHERN ROCK PLC+++/-                                                    3.69      08/03/2006         50,000,000
     45,000,000  NORTHERN ROCK PLC+++/-                                                    3.85      10/06/2006         45,000,000
    100,000,000  NORTHERN ROCK PLC+++/-                                                    3.67      10/20/2006        100,070,100
     12,000,000  PREMIUM ASSET TRUST+++/-                                                  3.78      09/15/2006         12,000,000

TOTAL EXTENDABLE BONDS (COST $693,254,886)                                                                             693,254,886
                                                                                                                 -----------------

MEDIUM TERM NOTES - 10.65%
     95,800,000  BANK OF AMERICA SECURITIES+/-SS.                                          4.02      09/09/2034         95,800,000
     30,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                                 4.09      09/09/2049         30,000,000
    117,000,000  BEAR STEARNS COMPANIES INCORPORATED+/-SS.                                 4.09      09/09/2049        117,000,000
     50,000,000  BETA FINANCE INCORPORATED++                                               3.05      01/05/2006         49,978,714
     70,000,000  BMW US CAPITAL LLC+/-                                                     4.15      06/07/2006         70,156,759
    150,000,000  BNP PARIBAS NEW YORK BRANCH+/-                                            3.73      06/19/2006        149,976,161
     35,000,000  FIVE FINANCE INCORPORATED++                                               2.44      10/07/2005         34,999,933

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MEDIUM TERM NOTES - (CONTINUED)
$    35,000,000  LIBERTY LIGHTHOUSE US CAPITAL+++/-                                        3.69%     07/10/2006  $      35,000,000
     55,000,000  LIQUID FUNDING LIMITED+++/-                                               3.83      09/29/2006         55,000,000
     50,000,000  MARSHALL & ILSLEY BANK                                                    5.21      12/15/2005         50,223,400
     35,000,000  NATIONWIDE BUILDING SOCIETY+++/-                                          3.69      10/06/2006         35,000,000
     23,000,000  NORTHERN ROCK PLC+++/-                                                    3.81      01/13/2006         23,006,075
      6,000,000  PREMIUM ASSET TRUST SERIES 04-08+++/-                                     3.78      10/14/2005          6,000,000
     33,000,000  STANDARD FEDERAL BANK                                                     2.92      12/01/2005         32,998,949
     37,750,000  USAA CAPITAL CORPORATION++                                                3.13      12/15/2005         37,771,387
     30,000,000  WHITE PINE FINANCE LLC+++/-                                               3.69      04/12/2006         29,998,182

TOTAL MEDIUM TERM NOTES (COST $852,909,560)                                                                            852,909,560
                                                                                                                 -----------------

MUNICIPAL BONDS & NOTES - 0.84%
      2,595,000  COLORADO HOUSING & FINANCE AUTHORITY MFHR (HOUSING REVENUE
                 LOC)+/-SS.                                                                3.85      10/01/2032          2,595,000
     10,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                 SERIES B (HOUSING REVENUE)+/-SS.                                          3.85      11/01/2033         10,000,000
     10,000,000  COLORADO HOUSING & FINANCE AUTHORITY SINGLE FAMILY MORTGAGE
                 SERIES C (HOUSING REVENUE)+/-SS.                                          3.85      11/01/2036         10,000,000
      5,075,000  DELTA STUDENT HOUSING INCORPORATED UNIVERSITY OF ARKANSAS PROJECT
                 (OTHER REVENUE LOC)+/-SS.                                                 3.91      04/01/2034          5,075,000
        900,000  DENVER CITY & COUNTY AIRPORT REVENUE SERIES D   (AIRPORT REVENUE
                 LOC)+/-SS.                                                                3.84      11/15/2005            900,000
        140,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-SS.                            3.84      12/15/2026            140,000
        150,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-SS.                            3.84      12/15/2026            150,000
        170,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-SS.                            3.84      12/15/2026            170,000
         75,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-SS.                            4.00      12/15/2026             75,000
        255,000  KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-SS.                            3.84      12/15/2026            255,000
      5,000,000  MISSISSIPPI BUSINESS FINANCE CORPORATION MS INDUSTRIAL DEVELOPMENT
                 REVENUE (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.                        3.68      02/01/2023          5,000,000
     11,000,000  MISSISSIPPI STATE TAXABLE NISSAN PROJECT A
                 (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-SS.                      3.86      11/01/2028         11,000,000
      3,400,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY MSNBC/CNBC SERIES A
                 (INDUSTRIAL DEVELOPMENT REVENUE)+/-SS.                                    3.68      10/01/2021          3,400,000
      8,000,000  NEW YORK NY SUBSERIES A9   (GENERAL OBLIGATION - STATES,
                 TERRITORIES LOC)+/-SS.                                                    3.84      11/01/2023          8,000,000
      9,250,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MULTI-FAMILY
                 REVENUE (OTHER REVENUE LOC)+/-SS.                                         3.84      06/15/2034          9,250,000
      1,180,000  SUSSEX WI INDUSTRIAL DEVELOPMENT REVENUE ROTATING EQUIPMENT
                 PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-SS.               3.92      11/01/2020          1,180,000

TOTAL MUNICIPAL BONDS & NOTES (COST $67,190,000)                                                                        67,190,000
                                                                                                                 -----------------

PROMISSORY NOTES - 2.37%
    105,000,000  CITIGROUP GLOBAL+/-SS.                                                    4.01      09/09/2049        105,000,000
     85,000,000  GOLDMAN SACHS GROUP INCORPORATED+/-                                       3.71      07/26/2006         85,000,000

TOTAL PROMISSORY NOTES (COST $190,000,000)                                                                             190,000,000
                                                                                                                 -----------------

TIME DEPOSITS - 11.88%
    208,000,000  DANSKE BANK A S COPENHAGEN                                                3.94      10/03/2005        208,000,000
    203,000,000  DEXIA BANK GRAND CAYMAN                                                   3.79      10/03/2005        203,000,000
    128,000,000  FORTIS BANK GRAND CAYMAN                                                  3.91      10/03/2005        128,000,000
    208,000,000  ING BELGIUM SA NV                                                         3.92      10/03/2005        208,000,000
    205,000,000  SOCIETE GENERALE PARIS                                                    3.81      10/05/2005        205,000,000

TOTAL TIME DEPOSITS (COST $952,000,000)                                                                                952,000,000
                                                                                                                 -----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
REPURCHASE AGREEMENTS - 25.89%
$   432,678,399  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $432,819,019)                                  3.90%     10/03/2005  $     432,678,399
    412,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $412,133,900)                       3.90      10/03/2005        412,000,000
    358,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $358,116,350)                                  3.90      10/03/2005        358,000,000
    159,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $159,051,940)                                  3.92      10/03/2005        159,000,000
    202,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $202,085,738)                                  3.82      10/04/2005        202,000,000
    203,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $203,129,243)                                  3.82      10/06/2005        203,000,000
    208,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $208,154,093)                                  3.81      10/07/2005        208,000,000
    100,000,000  JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $100,032,750)                                  3.93      10/03/2005        100,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,074,678,399)                                                                    2,074,678,399
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $8,101,591,210)*                      101.11%                                                              $   8,101,591,210
OTHER ASSETS AND LIABILITIES, NET            (1.11)                                                                    (88,880,280)
                                            ------                                                               -----------------
TOTAL NET ASSETS                            100.00%                                                              $   8,012,710,930
                                            ======                                                               =================

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MUNICIPAL BONDS & NOTES - 84.85%

ALABAMA - 1.19%
$     8,010,000  BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE
                 LOC)SS.+/-                                                                2.79%     06/01/2025  $       8,010,000
      5,200,000  COLUMBIA AL IDA SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-           2.82      06/01/2022          5,200,000
      4,000,000  COLUMBIA AL IDA SERIES B (POLLUTION CONTROL REVENUE)SS.+/-                2.82      05/01/2022          4,000,000
      4,300,000  EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                    2.82      06/01/2028          4,300,000
      7,800,000  MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY
                 SPRING HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY
                 REVENUE, REGIONS BANK LOC)SS.+/-                                          2.77      09/01/2024          7,800,000
      4,895,000  MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY REVENUE
                 SERIES 435 (BUSINESS IMPROVEMENT REVENUE LOC)SS.+/-                       2.78      11/15/2029          4,895,000
      5,800,000  PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY
                 REVENUE UNIVERSITY MOBILE PROJECT (COLLEGE & UNIVERSITY REVENUE
                 LOC)SS.+/-                                                                2.78      03/01/2025          5,800,000
        600,000  WEST JEFFERSON AL IDA ALABAMA POWER COMPANY PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                                    2.90      06/01/2028            600,000

                                                                                                                        40,605,000
                                                                                                                 -----------------

ALASKA - 0.63%
      1,170,000  ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE
                 MEDICAL OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC
                 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                 2.65      06/01/2010          1,170,000
      7,495,000  ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057 HOUSING
                 REVENUE MBIA INSURED (HOUSING REVENUE LOC)SS.+/-                          2.79      06/01/2026          7,495,000
     10,000,000  NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)
                 SS.+/-                                                                    2.80      06/30/2010         10,000,000
      2,500,000  VALDEZ AK MARINE TERMINAL REVENUE BONDS EXXON PIPELINE PROJECT
                 SERIES 1985 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                    2.83      07/01/2037          2,500,000
        300,000  VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED
                 PROJECT SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-               2.83      07/01/2037            300,000

                                                                                                                        21,465,000
                                                                                                                 -----------------

ARIZONA - 3.09%
     47,085,000  ARIZONA HEALTH FACILITIES AUTHORITY REVENUE BANNER HEALTH
                 SERIES B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                        2.74      01/01/2035         47,085,000
     10,000,000  ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM FACULTY
                 SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)SS.+/-                 2.80      07/01/2036         10,000,000
      3,100,000  PHOENIX AZ IDA REVENUE VALLEY OF THE SUN YMCA PROJECT (OTHER
                 REVENUE LOC)SS.+/-                                                        2.80      01/01/2031          3,100,000
      5,615,000  PIMA COUNTY AZ IDA REVENUE LEASE PURCHASE
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.85      06/01/2007          5,615,000
     39,860,000  SALT RIVER PIMA MARICOPA INDIAN COMMUNITY AZ (OTHER REVENUE
                 LOC)SS.+/-                                                                2.75      10/01/2025         39,860,000

                                                                                                                       105,660,000
                                                                                                                 -----------------

CALIFORNIA - 10.26%
     19,125,000  CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.80      11/01/2026         19,125,000
      3,000,000  CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-               2.77      03/01/2016          3,000,000
      5,160,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES B-1 (POWER REVENUE)SS.+/-                                  2.76      05/01/2022          5,160,000
     41,860,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C-1 (POWER REVENUE LOC)SS.+/-                              2.71      05/01/2022         41,860,000
     10,275,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
                 REVENUE SERIES C-11 (ELECTRIC REVENUE LOC)SS.+/-                          2.67      05/01/2022         10,275,000
        975,000  CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY
                 PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER REVENUE
                 LOC)SS.+/-                                                                2.78      12/01/2028            975,000
     10,000,000  CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-5 (ELECTRIC
                 REVENUE LOC)SS.+/-                                                        2.66      05/01/2022         10,000,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
CALIFORNIA - (CONTINUED)
$    48,145,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX REVENUE
                 LOC)SS.+/-                                                                2.75%     07/01/2023  $      48,145,000
     28,000,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11 (SALES TAX REVENUE
                 LOC)SS.+/-                                                                2.65      07/01/2023         28,000,000
      2,900,000  CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6 (SALES TAX REVENUE
                 LOC)SS.+/-                                                                2.78      07/01/2023          2,900,000
      2,425,000  CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES D
                 AMBAC INSURED (LEASE REVENUE LOC)SS.+/-                                   2.78      12/01/2019          2,425,000
      5,675,000  CALIFORNIA STATEWIDE CDA (OTHER REVENUE, MBIA INSURED)SS.+/-              2.77      07/01/2024          5,675,000
      5,745,000  GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX
                 REVENUE, FGIC INSURED)SS.+/-                                              2.77      09/01/2024          5,745,000
      3,710,000  HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS PROJECTS
                 SERIES A (PROPERTY TAX REVENUE LOC)SS.+/-                                 2.71      06/01/2033          3,710,000
     11,580,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE
                 REVENUE SUB SERIES C-2 (LEASE REVENUE LOC)SS.+/-                          2.70      08/15/2021         11,580,000
      1,905,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES
                 REVENUE)SS.+/-                                                            2.72      07/01/2035          1,905,000
      4,000,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)SS.+/-             2.77      07/01/2022          4,000,000
      3,560,000  LOS ANGELES CA USD SERIES 3092 (PROPERTY TAX REVENUE, FGIC
                 INSURED)SS.+/-                                                            2.77      07/01/2019          3,560,000
      9,475,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
                 (WATER REVENUE LOC)SS.+/-                                                 2.78      01/01/2009          9,475,000
     27,400,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA INSURED
                 (WATER REVENUE LOC)SS.+/-                                                 2.71      07/01/2035         27,400,000
      7,400,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C (WATER
                 REVENUE LOC)SS.+/-                                                        2.70      07/01/2027          7,400,000
     21,290,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENT
                 PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)SS.+/-                    2.69      12/01/2029         21,290,000
      7,545,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC (WATER
                 REVENUE LOC)SS.+/-                                                        2.67      08/01/2042          7,545,000
     16,525,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE
                 CLASS B (LEASE REVENUE LOC)SS.+/-                                         2.80      02/15/2026         16,525,000
     18,975,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE
                 CLASS C (LEASE REVENUE LOC)SS.+/-                                         2.80      02/15/2026         18,975,000
      7,665,000  SAN DIEGO CA USD SERIES 965 (PROPERTY TAX REVENUE, MBIA
                 INSURED)SS.+/-                                                            2.73      07/01/2024          7,665,000
      1,050,000  SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES A
                 (PROPERTY TAX REVENUE, MORGAN GUARANTY TRUST LOC)SS.+/-                   2.67      07/01/2026          1,050,000
      1,485,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE
                 LOC)SS.+/-                                                                2.77      08/01/2025          1,485,000
      2,850,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER
                 REVENUE LOC)SS.+/-                                                        2.75      11/01/2035          2,850,000
      7,525,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
                 REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)SS.+/-          2.72      07/01/2021          7,525,000
      7,550,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES
                 JPMC3 (OTHER REVENUE LOC)SS.+/-                                           2.81      06/01/2013          7,550,000
      2,727,000  US BANCORP PROJECT FUNDING TRUST SERIES A (MUNICIPAL LOC)SS.+/-++         2.81      01/01/2010          2,727,000
      3,735,000  VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485
                 (TAX REVENUE LOC)SS.+/-                                                   2.78       12/01/2019         3,735,000

                                                                                                                       351,237,000
                                                                                                                 -----------------

COLORADO - 2.07%
      1,800,000  ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER
                 REVENUE LOC)SS.+/-                                                        2.70      11/01/2020          1,800,000
      8,200,000  COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY NATIONAL
                 JEWISH BOARD PROGRAM SERIES C1 (OTHER REVENUE, US BANK NA
                 LOC)SS.+/-                                                                2.81      09/01/2035          8,200,000
     15,405,000  FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE UNIVERSITY
                 PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC (EDUCATIONAL
                 FACILITIES REVENUE LOC)SS.+/-                                             2.79      01/01/2025         15,405,000
      5,295,000  JEFFERSON COUNTY CO SCHOOL DISTRICT NO R-001 SERIES 665
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      12/15/2012          5,295,000
      3,255,000  MESA COUNTY CO VY SCHOOL DISTRICT NUMBER 051 GRAND JUNCTION
                 SERIES 684 (PROPERTY TAX REVENUE LOC)SS.+/-                               2.79      12/01/2012          3,255,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COLORADO - (CONTINUED)
$     3,600,000  SOUTHEAST COLORADO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.80%     11/15/2034  $       3,600,000
     26,600,000  UNIVERSITY OF COLORADO HOSPITAL AUTHORITY SERIES A (HEALTH
                 FACILITIES FINANCING AUTHORITY REVENUE, FIRST SECURITY BANK
                 LOC)SS.+/-                                                                2.74      11/15/2033         26,600,000
      6,802,500  US BANCORP PROJECT FUNDING TRUST SERIES A (DEPOSITORY
                 INSTITUTIONS LOC)SS.+/-++                                                 2.81      03/01/2010          6,802,500

                                                                                                                        70,957,500
                                                                                                                 -----------------

DELAWARE - 1.05%
     20,500,000  DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL BILLING
                 SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                         2.76      12/01/2015         20,500,000
     15,600,000  KENT COUNTY STUDENT HOUSING REVENUESS.+/-                                 2.75      07/01/2036         15,600,000

                                                                                                                        36,100,000
                                                                                                                 -----------------

DISTRICT OF COLUMBIA - 0.15%
      5,235,000  DISTRICT OF COLUMBIA ROCS RR II (PROPERTY TAX REVENUE LOC)SS.+/-          2.79      06/01/2022          5,235,000
                                                                                                                 -----------------

FLORIDA - 2.65%
      3,160,000  BOYNTON BEACH COMMUNITY REDEVELOPMENT AGENCY FLORIDA TAX
                 INCREMENT REVENUE SERIES 657 (TAX REVENUE LOC)SS.+/-                      2.79      10/01/2012          3,160,000
      1,425,000  BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY REVENUE WUESTHOFF
                 MEMORIAL HOSPITAL PROJECT (HEALTH FACILITIES FINANCING AUTHORITY
                 REVENUE LOC)SS.+/-                                                        2.75      08/01/2031          1,425,000
      2,650,000  BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES PARTNER SERIES 638
                 (LEASE REVENUE LOC)SS.+/-                                                 2.79      07/01/2012          2,650,000
         30,000  BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE)SS.+/-            2.77      09/01/2026             30,000
      3,750,000  COLLIER COUNTY FL IDA EDUCATIONAL FACILTIES REVENUE COMMUNITY
                 SCHOOL NAPLES INCORPORATED PROJECT (PRIVATE SCHOOL REVENUE
                 LOC)SS.+/-                                                                2.75      10/01/2022          3,750,000
     28,000,000  DADE COUNTY FL WATER & SEWER SYSTEM (WATER REVENUE, FGIC
                 INSURED)SS.+/-                                                            2.73      10/05/2022         28,000,000
      9,000,000  EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE BOARD
                 OF EDUCATION LOTTERY REVENUE SERIES B) FGIC INSURED (OTHER
                 REVENUE LOC)SS.+/-                                                        2.79      07/01/2019          9,000,000
      9,455,000  FLORIDA STATE BOARD OF EDUCATION SERIES SGA 139 (TAX REVENUE
                 LOC)SS.+/-                                                                2.80      06/01/2032          9,455,000
        600,000  FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
                 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                 2.90      12/01/2014            600,000
      3,730,000  FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE SCHOOL
                 REVENUE LOC)SS.+/-                                                        2.75      06/01/2032          3,730,000
      4,350,000  HILLSBOROUGH COUNTY FL AVIATION AUTHORITY REVENUE DELTA AIR LINES
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.82      12/01/2030          4,350,000
        150,000  JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SAMUEL C TAYLOR
                 FOUNDATION PROJECT (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-              2.80      12/01/2023            150,000
      1,520,000  ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL
                 FLORIDA YMCA PROJECT SERIES A BANK OF AMERICA NA LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.80      05/01/2027          1,520,000
      1,200,000  ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO PROJECT
                 (PRIVATE SCHOOL REVENUE LOC)SS.+/-                                        2.75      01/01/2028          1,200,000
      1,875,000  ORANGE COUNTY FL SCHOOL BOARD CTFS PARTNER (OTHER REVENUE
                 LOC)SS.+/-                                                                2.79      08/01/2012          1,875,000
      1,000,000  PALM BEACH COUNTY FL HFA HOUSING REVENUE SERIES C (HOUSING REVENUE
                 LOC)SS.+/-                                                                2.75      11/01/2007          1,000,000
      5,500,000  PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT
                 NORTHERN TRUST COMPANY LOC (RECREATIONAL FACILITIES REVENUE
                 LOC)SS.+/-                                                                2.80      05/01/2031          5,500,000
     10,000,000  PINELLAS COUNTY FL HEALTH FACILITY AUTHORITY SUNCOAST HOSPICE
                 PROJECT (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                         2.75      12/01/2024         10,000,000
      2,200,000  SARASOTA COUNTY FL UTILITY SYSTEM REVENUE (WATER REVENUE LOC)SS.+/-       2.78      10/01/2010          2,200,000
      1,050,000  TAMPA FL PREP SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)SS.+/-           2.75      11/01/2025          1,050,000

                                                                                                                        90,645,000
                                                                                                                 -----------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                   SEPTEMBER 30,2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
GEORGIA - 4.89%
$     5,300,000  CLAYTON COUNTY GA DEVELOPMENT AUTHORITY INDUSTRIAL DEVELOPMENT
                 REVENUE BLUE CIRCLE AGGREGATES INCORPORATED DANSKE BANK LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.80%     09/01/2009  $       5,300,000
      1,195,000  COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY FACILITIES
                 REVENUE SERIES 580 (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-             2.79      07/15/2012          1,195,000
      4,270,000  EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA AIRPORT
                 REVENUE SERIES A) FGIC INSURED (AIRPORT REVENUE LOC)SS.+/-                2.79      01/01/2030          4,270,000
     10,080,000  FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER COMPANY PLT
                 HAMMOND PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)SS.+/-                    2.82      09/01/2026         10,080,000
      8,110,000  FULTON COUNTY GA DEVELOPMENT AUTHORITY REVENUE SERIES 960
                 (COLLEGE AND UNIVERSITY REVENUE LOC)SS.+/-                                2.78      05/01/2036          8,110,000
     20,000,000  FULTON COUNTY GA HOSPITAL AUTHORITY REVENUE NORTHSIDE SERIES A
                 (HOSPITAL REVENUE LOC)SS.+/-                                              2.75      10/01/2018         20,000,000
      2,900,000  FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA
                 BANK LOC)SS.+/-                                                           2.80      10/01/2033          2,900,000
      5,260,000  FULTON DE KALB GA HOSPITAL AUTHORITY REVENUE ROCS RR II R 2074
                 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                 2.79      01/01/2020          5,260,000
      4,000,000  GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR LIVING
                 FACILITIES LANIER VILLAGE SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.86      11/15/2010          4,000,000
     13,440,000  GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K
                 (GENERAL OBLIGATION - POLITICAL SUBDIVISION LOC)SS.+/-                    2.85      12/01/2022         13,440,000
      2,800,000  GEORGIA STATE SERIES 1034 (OTHER REVENUE LOC)SS.+/-                       2.78      05/01/2020          2,800,000
     23,000,000  GWINNETT COUNTY GA SCHOOL DISTRICT                                        3.25      12/30/2005         23,059,586
     22,000,000  HALL COUNTY GAINESVILLE GA NORTHEAST HEALTH SERIES B
                 (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)SS.+/-                       2.80      05/15/2029         22,000,000
     35,605,000  RICHMOND COUNTY GA DEVELOPMENT AUTHORITY REVENUE (HOUSING
                 REVENUE LOC)SS.+/-                                                        2.76      08/01/2010         35,605,000
      9,285,000  ROSELL GA HOUSING AUTHORITY MFHR REVENUE (HOUSING
                 REVENUE LOC)SS.+/-                                                        2.75      01/01/2034          9,285,000

                                                                                                                       167,304,586
                                                                                                                 -----------------
HAWAII - 1.29%
      8,000,000  EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
                 HIGHWAY REVENUE) FSA INSURED (TOLL ROAD REVENUE LOC)SS.+/-                2.79      07/01/2016          8,000,000
     15,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                 LOC)+/-                                                                   2.28      12/01/2006         15,000,000
      6,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                 LOC)SS.+/-                                                                2.28      12/01/2018          6,000,000
     15,000,000  HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
                 LOC)SS.+/-                                                                2.28      12/01/2019         15,000,000

                                                                                                                        44,000,000
                                                                                                                 -----------------
ILLINOIS - 4.86%
      5,000,000  CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
                 REVENUE LOC)SS.+/-                                                        2.85      06/01/2021          5,000,000
      6,050,000  CHICAGO IL BOARD OF EDUCATION ROC SERIES II-R139 AMBAC INSURED
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      12/01/2022          6,050,000
      5,405,000  CHICAGO IL PARK DISTRICT ROC RR SERIES II-R4018 AMBAC INSURED
                 (STATE & LOCAL GOVERNMENT LOC)SS.+/-                                      2.79      01/01/2024          5,405,000
      2,800,000  CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE 20030015 CLASS A
                 FGIC INSURED (LEASE REVENUE LOC)SS.+/-                                    2.79      12/01/2014          2,800,000
      5,700,000  CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED (SALES
                 TAX REVENUE LOC)SS.+/-                                                    2.79      01/01/2027          5,700,000
      3,747,000  COOK COUNTY IL CTFS SERIES 458 FGIC INSURED (PROPERTY TAX
                 REVENUE LOC)SS.+/-                                                        2.78      11/15/2028          3,747,000
      5,125,000  EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE)
                 FGIC INSURED (OTHER REVENUE LOC)SS.+/-                                    2.79      02/01/2019          5,125,000
     18,025,000  EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY IL
                 SERIES C) AMBAC INSURED (PROPERTY TAX REVENUE LOC)SS.+/-                  2.79      11/15/2025         18,025,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
ILLINOIS - (CONTINUED)
$     4,000,000  EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE)
                 FGIC INSURED (OTHER REVENUE LOC)SS.+/-                                    2.79%     02/01/2027  $       4,000,000
     11,300,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY PCR THE UNO-VEN COMPANY
                 PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, BANK ONE CHICAGO NA
                 LOC)SS.+/-                                                                2.78      09/01/2008         11,300,000
     29,750,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE MUSEUM OF
                 CONTEMPORARY ARTS PROJECT (RECREATIONAL FACILITIES REVENUE
                 LOC)SS.+/-                                                                2.78      02/01/2029         29,750,000
        849,000  ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE UHLICH CHILDRENS
                 HOME PROJECT AMERICAN NATIONAL B&T LOC (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.74      06/01/2015            849,000
        185,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY
                 LIBRARY NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)SS.+/-              2.78      03/01/2028            185,000
      4,700,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ST. XAVIER
                 UNIVERSITY PROJECT SERIES A LASALLE BANK NA LOC (COLLEGE AND
                 UNIVERSITY REVENUE LOC)SS.+/-                                             2.76      10/01/2032          4,700,000
     13,830,000  ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES C
                 (HEALTHCARE FACILITIES REVENUE, LASALLE NATIONAL BANK NA
                 LOC)SS.+/-                                                                2.76      05/15/2035         13,830,000
     14,900,000  ILLINOIS HEALTH CARE FACILITIES AUTHORITY REVENUE RIVERSIDE
                 HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                  2.77      11/01/2019         14,900,000
        495,000  ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE (HOSPITAL REVENUE
                 LOC)SS.+/-                                                                2.81      08/01/2026            495,000
      2,300,000  ILLINOIS STATE (PROPERTY TAX REVENUE LOC)SS.+/-                           2.79      11/01/2012          2,300,000
      7,530,000  ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
                 TERRITORIES LOC)SS.+/-                                                    2.83      05/01/2012          7,530,000
      5,400,000  ILLINOIS STATE ROCS RR II (GENERAL OBLIGATION - SCHOOL
                 DISTRICTS LOC)SS.+/-                                                      2.79      07/01/2017          5,400,000
      4,500,000  ILLINOIS STATE SALES TAX REVENUE MUNICIPAL TRUST RECEIPTS
                 SERIES SG-9 (SALES TAX REVENUE LOC)SS.+/-                                 2.79      06/15/2019          4,500,000
        200,000  ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE LOC)SS.+/-                2.79      11/01/2012            200,000
      6,800,000  LOMBARD IL IDA REVENUE 2500 HIGHLAND AVENUE PROJECT MID-AMERICA
                 FEDERAL SAVINGS & LOAN LOC (INDUSTRIAL DEVELOPMENT REVENUE
                 LOC)SS.+/-                                                                3.20      12/01/2006          6,800,000
      4,890,000  SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE LOC)SS.+/-                   2.77      12/01/2034          4,890,000
      2,750,000  WARREN COUNTY IL INDUSTRIAL PROJECT REVENUE MONMOUTH COLLEGE
                 PROJECT ALLIED IRISH BANK PLC LOC (COLLEGE & UNIVERSITY
                 REVENUE LOC)SS.+/-                                                        2.78      12/01/2032          2,750,000

                                                                                                                       166,231,000
                                                                                                                 -----------------
INDIANA - 2.68%
      5,445,000  HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658 (LEASE
                 REVENUE LOC)SS.+/-                                                        2.79      07/15/2012          5,445,000
     49,000,000  INDIANA BOND BANK REVENUE ADVANCED FUNDING PROGRAM NOTES
                 SERIES A (STATE & LOCAL GOVERNMENTS LOC)                                  3.25      01/26/2006         49,143,352
      4,300,000  INDIANA HFFA DEACONESS HOSPITAL INCORPORATED (HEALTHCARE
                 FACILITIES REVENUE LOC)SS.+/-                                             2.75      01/01/2022          4,300,000
      7,600,000  INDIANA HFFA HOSPITAL REVENUE (HOSPITAL REVENUE LOC)SS.+/-                2.79      11/01/2019          7,600,000
      1,000,000  INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
                 FACILITIES DEPAUW UNIVERSITY PROJECT (HIGHER EDUCATION
                 FACILITIES AUTHORITY REVENUE LOC)SS.+/-                                   2.80      07/01/2032          1,000,000
      9,980,000  INDIANA STATE OFFICE BUILDING COMMISSION FACILITIES REVENUE
                 MERLOTS SERIES B17 MBIA INSURED (LEASE REVENUE LOC)SS.+/-                 2.77      07/01/2023          9,980,000
      1,995,000  INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY REVENUE SERIES B-21
                 (TOLL ROAD REVENUE LOC)SS.+/-                                             2.77      12/01/2022          1,995,000
      5,275,000  INDIANA UNIVERSITY REVENUES (COLLEGE & UNIVERSITY REVENUE
                 LOC)SS.+/-                                                                2.79      08/01/2023          5,275,000
      7,000,000  MARSHALL COUNTY IN ECONOMIC DEVELOPMENT REVENUE
                 (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                                  2.78      01/01/2035          7,000,000

                                                                                                                        91,738,352
                                                                                                                 -----------------
IOWA - 1.11%
      2,960,000  IOWA FINANCE AUTHORITY MFHR CEDARWOOD HILLS PROJECT SERIES A
                 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)SS.+/-          2.79      05/01/2031          2,960,000
     18,700,000  IOWA HEALTH SYSTEM SERIES A1 (HEALTHCARE FACILITIES REVENUE, FGIC
                 INSURED)SS.+/-                                                            2.74      02/15/2035         18,700,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                   SEPTEMBER 30,2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
IOWA - (CONTINUED)
$    10,650,000  IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGES
                 AMBROSE (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                          2.80%     04/01/2033  $      10,650,000
      3,100,000  IOWA HIGHER EDUCATION PRIVATE COLLEGE FACILITIES (COLLEGE &
                 UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)SS.+/-                   2.80      11/01/2032          3,100,000
      1,600,000  IOWA HIGHER EDUCATIONAL LEARNING AUTHORITY REVENUE PRIVATE
                 COLLEGE FACILITY LORAS COLLEGE PROJECT (EDUCATIONAL FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.80      11/01/2030          1,600,000
      1,000,000  IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B (PROPERTY
                 TAX REVENUE LOC)                                                          3.50      01/27/2006          1,003,720

                                                                                                                        38,013,720
                                                                                                                 -----------------
KANSAS - 0.46%
      5,780,000  LENEXA KS MFHR SERIES 1020 (HOUSING REVENUE LOC)SS.+/-                    2.80      01/01/2006          5,780,000
     10,130,000  OLATHE KS HEALTH FACILITIES REVEUNE SERIES A (HOSPITAL REVENUE
                 LOC)SS.+/-                                                                2.80      09/01/2032         10,130,000

                                                                                                                        15,910,000
                                                                                                                 -----------------
LOUISIANA - 0.70%
      7,730,000  EAST BATON ROUGE PARISH LA SALES TAX REVENUE (SALES TAX
                 REVENUE LOC)SS.+/-                                                        2.79      02/01/2024          7,730,000
      8,500,000  LAKE CHARLES LA HARBOR & TERMINAL DISTRICT PORT FACILITIES
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.78      08/01/2007          8,500,000
      7,845,000  LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)SS.+/-              2.85      09/01/2033          7,845,000

                                                                                                                        24,075,000
                                                                                                                 -----------------
MAINE - 0.12%
      4,225,000  MAINE STATE TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES 547
                 (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                                  2.79      07/01/2012          4,225,000
                                                                                                                 -----------------
MARYLAND - 0.14%
      1,730,000  MARYLAND STATE SERIES 1033 (PROPERTY TAX REVENUE LOC)SS.+/-               2.77      08/01/2014          1,730,000
      2,905,000  MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT REVENUE (HOSPITAL
                 REVENUE LOC)SS.+/-                                                        2.75      03/01/2032          2,905,000

                                                                                                                         4,635,000
                                                                                                                 -----------------
MASSACHUSETTS - 0.36%
      7,495,000  MASSACHUSETTS STATE GO FSA INSURED (OTHER REVENUE LOC)+/-                 2.78      12/01/2014          7,495,000
      4,965,000  MASSACHUSETTS STATE SPECIAL OBLIGATION DEDICATED TAX REVENUE B19
                 (OTHER REVENUE LOC)SS.+/-                                                 2.76      01/01/2028          4,965,000

                                                                                                                        12,460,000
                                                                                                                 -----------------
MICHIGAN - 2.31%
     10,970,000  DETROIT MI (WATER REVENUE, MBIA INSURED)SS.+/-                            2.78      01/01/2011         10,970,000
      7,200,000  DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A FGIC
                 INSURED (PROPERTY TAX REVENUE LOC)SS.+/-                                  2.79      05/01/2032          7,200,000
      4,620,000  DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z (OTHER
                 REVENUE LOC)SS.+/-                                                        2.79      12/13/2006          4,620,000
      2,245,000  DETROIT MI SEWER DISPOSAL REVENUE MERLOTS SERIES B41 FSA INSURED
                 (SEWER REVENUE LOC)SS.+/-                                                 2.77      07/01/2026          2,245,000
      6,495,000  DETROIT MI SEWER DISPOSAL REVENUE SERIES II-R-103 FGIC INSURED
                 (SEWER REVENUE LOC)SS.+/-                                                 2.79      07/01/2026          6,495,000
        900,000  FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY HOSPITAL REVENUE
                 BOTSFORD GENERAL HOSPITAL SERIES B MBIA INSURED (HEALTHCARE
                 FACILITIES REVENUE LOC)SS.+/-                                             2.85      02/15/2016            900,000
      9,735,000  LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)SS.+/-        2.79      05/01/2023          9,735,000
     17,530,000  MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS,
                 JP MORGAN CHASE BANK LOC)                                                 4.25      08/18/2006         17,711,281
      4,280,000  MICHIGAN STATE BUILDING AUTHORITY REVENUE (LEASE REVENUE LOC)SS.+/-       2.79      10/15/2021          4,280,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MICHIGAN - (CONTINUED)
$     7,400,000  MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED OBLIGATION
                 REVENUE NONPROFIT HOUSING CORPORATION VI (HOUSING REVENUE
                 LOC)SS.+/-                                                                2.78%     06/01/2025  $       7,400,000
      7,360,000  MICHIGAN STATE STRATEGIC FUND LIMITED YMCA NILES MICHIGAN
                 INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE, LASALLE NATIONAL
                 BANK NA LOC)SS.+/-                                                        2.74      11/01/2005          7,360,000

                                                                                                                        78,916,281
                                                                                                                 -----------------
MINNESOTA - 3.71%
      1,435,000  BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY
                 FNMA (MULTI-FAMILY HOUSING REVENUE LOC)SS.+/-                             2.74      07/15/2030          1,435,000
      4,430,000  BURNSVILLE MN MULTI-FAMILY REVENUE (HOUSING REVENUE LOC)SS.+/-            2.74      01/01/2035          4,430,000
        355,000  COHASSET MN REVENUE (POWER REVENUE LOC)SS.+/-                             2.80      12/01/2007            355,000
      1,300,000  DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
                 COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)SS.+/-          2.80      12/01/2022          1,300,000
      3,360,000  DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
                 MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE
                 LOC)SS.+/-                                                                2.85      06/01/2019          3,360,000
      1,950,000  EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      10/01/2019          1,950,000
     11,975,000  EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC
                 (MULTI-FAMILY HOUSING REVENUE LOC)SS.+/-                                  2.74      12/01/2029         11,975,000
      4,000,000  INNER GROVE HEIGHTS MN SENIOR HOUSING REVENUE INNER GROVE
                 INCORPORATION PROJECT (HOUSING REVENUE LOC)SS.+/-                         2.74      05/15/2035          4,000,000
        200,000  MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.90      05/01/2006            200,000
      2,365,000  MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC REMARKETED
                 10/03/00 (STATE & LOCAL GOVERNMENTS LOC)SS.+/-                            2.85      05/01/2027          2,365,000
      8,255,000  MAPLEWOOD MN EDUCATIONAL FACILITIES REVENUE MOUNDS PARK ACADEMY
                 PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                        2.79      10/01/2031          8,255,000
      3,575,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
                 AIRPORT REVENUES (AIRPORT REVENUE LOC)SS.+/-                              2.79      01/01/2023          3,575,000
      1,085,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                 SERVICES SERIES A (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-               2.74      11/15/2032          1,085,000
     30,130,000  MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH
                 SERVICES SERIES B (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-               2.76      11/15/2029         30,130,000
      3,380,000  MINNEAPOLIS MN REVENUE PEOPLE SERVING PEOPLE PROJECT A (OTHER
                 REVENUE LOC)SS.+/-                                                        2.85      10/01/2021          3,380,000
        220,000  MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.84      05/01/2023            220,000
     12,170,000  MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING
                 PROGRAM CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM
                 INSURED)                                                                  4.00      09/12/2006         12,286,194
     10,000,000  MINNESOTA STATE (PROPERTY TAX REVENUE)                                    5.00      08/01/2006         10,174,398
      1,275,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)SS.+/-                 2.80      12/01/2034          1,275,000
        250,000  MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
                 ST. THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.76      04/01/2027            250,000
      2,910,000  MINNETONKA MN HOUSING FACILITIES REVENUE (HOUSING REVENUE
                 LOC)SS.+/-                                                                2.74      05/15/2034          2,910,000
      1,700,000  NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM
                 REVENUE (POWER REVENUE LOC)SS.+/-                                         2.79      01/01/2013          1,700,000
      2,865,000  PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT
                 COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)SS.+/-                        2.74      09/15/2031          2,865,000
        650,000  ROSEVILLE MN HEALTH CARE FACILITIES REVENUE PRESBYTERIAN HOME
                 CARE PROJECT (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                    2.85      10/01/2029            650,000
      1,980,000  ST. CLOUD MN INDEPENDENT SCHOOL DISTRICT NUMBER 742 SERIES B
                 (PROPERTY TAX REVENUE LOC)                                                4.00      02/01/2006          1,990,233

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                   SEPTEMBER 30,2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
MINNESOTA - (CONTINUED)
$     3,780,000  ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
                 PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC (HOUSING
                 REVENUE LOC)SS.+/-                                                        2.85%     05/01/2022  $       3,780,000
        600,000  ST. PAUL MN HOUSING RDA REVENUE MINNESOTA PUBLIC RADIO PROJECT
                 (HOUSING REVENUE LOC)SS.+/-                                               2.80      10/01/2025            600,000
      2,145,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M
                 DEXIA BANK LOC (TRANSPORTATION REVENUE LOC)SS.+/-                         2.85      03/01/2021          2,145,000
      1,075,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O
                 DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                 LOC)SS.+/-                                                                2.85      03/01/2012          1,075,000
        850,000  ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q
                 DEXIA CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE
                 LOC)SS.+/-                                                                2.74      03/01/2022            850,000
        135,000  ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
                 (UTILITIES REVENUE LOC)SS.+/-                                             2.74      12/01/2025            135,000
        900,000  ST. PAUL MN PORT AUTHORITY MULTI-FAMILY REVENUE (HOUSING
                 REVENUE LOC)SS.+/-                                                        2.74      02/01/2034            900,000
      4,610,000  ST. PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE
                 OFFICE & INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC
                 (TRANSPORTATION REVENUE LOC)SS.+/-                                        2.79      02/01/2015          4,610,000
        730,000  UNIVERSITY OF MINNESOTA GO REVENUE (EDUCATIONAL FACILITIES
                 REVENUE LOC)+/-                                                           2.79      07/01/2021            730,000

                                                                                                                       126,940,825
                                                                                                                 -----------------
MISSOURI - 1.29%
     14,100,000  KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A
                 (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                  2.80      04/01/2027         14,100,000
      4,500,000  MISSOURI HEALTH & EDUCATION FACILITY AUTHORITY ROCKHURST
                 UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA
                 LOC)SS.+/-                                                                2.80      11/01/2032          4,500,000
        145,000  MISSOURI HEALTH & EDUCATION FACILITY AUTHORITY EDUCATION
                 FACILITIES REVENUE ST. LOUIS UNIVERSITY PROJECT SERIES A
                 (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                                2.85      10/01/2009            145,000
      3,800,000  MISSOURI HEALTH & EDUCATION FACILITY AUTHORITY REVENUE
                 CHRISTIAN BROTHERS COLLEGE SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.85      10/01/2032          3,800,000
      6,000,000  SAINT CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT NUMBER 2
                 COP SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)SS.+/-                2.75      12/01/2033          6,000,000
      1,400,000  ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
                 (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                  2.80      06/15/2024          1,400,000
     14,215,000  ST. LOUIS MO SERIES 1160 (AIRPORT REVENUE, MBIA INSURED)SS.+/-            2.78      07/01/2031         14,215,000

                                                                                                                        44,160,000
                                                                                                                 -----------------
MONTANA - 0.31%
     10,705,000  MONTANA STATE HEALTH FACILITIES AUTHORITY FACILITIES REVENUE
                 (HOSPITAL REVENUE LOC)SS.+/-                                              2.87      02/15/2020         10,705,000
                                                                                                                 -----------------
NEBRASKA - 1.31%
     34,900,000  AMERICAN PUBLIC ENERGY AGENCY NEBRASKA GAS SUPPLY REVENUE
                 NATIONAL PUBLIC GAS AGENCY PROJECT SERIES A (OTHER
                 REVENUE LOC)SS.+/-                                                        2.73      02/01/2014         34,900,000
      3,510,000  BUFFALO COUNTY NE AGREX INCORPORATED PROJECT
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.90      02/01/2015          3,510,000
      1,200,000  NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON
                 UNIVERSITY PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-               2.80      03/01/2033          1,200,000
      5,100,000  NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE
                 LOC)+/-                                                                   2.90      02/01/2015          5,100,000

                                                                                                                        44,710,000
                                                                                                                 -----------------
NEVADA - 1.10%
      5,945,000  CLARK COUNTY NV ROC RR SERIES II-R1035 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      06/01/2021          5,945,000
      5,485,000  CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)SS.+/-          2.79      06/15/2017          5,485,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
NEVADA - (CONTINUED)
$    17,565,000  LAS VEGAS CONVENTION & VISITORS AUTHORITY REVENUE (HOTELS
                 LOC)SS.+/-                                                                2.79%     07/01/2018  $      17,565,000
      4,725,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)SS.+/-         2.79      06/01/2018          4,725,000
      4,095,000  WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)SS.+/-         2.79      06/01/2020          4,095,000

                                                                                                                        37,815,000
                                                                                                                 -----------------
NEW HAMPSHIRE - 0.17%
      5,900,000  NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT
                 (HOUSING REVENUE LOC)SS.+/-                                               2.78      09/15/2026          5,900,000
                                                                                                                 -----------------
NEW JERSEY - 1.45%
      6,650,000  NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE, FIRST
                 SECURITY BANK LOC)SS.+/-                                                  2.78      09/01/2025          6,650,000
     42,575,000  NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
                 TERRITORIES)                                                              4.00      06/23/2006         42,922,321

                                                                                                                        49,572,321
                                                                                                                 -----------------
NEW MEXICO - 0.14%
      3,720,000  NEW MEXICO FINANCING AUTHORITY STATE TRANSACTION REVENUE
                 SERIES 435 (SALES TAX REVENUE LOC)SS.+/-                                  2.79      12/15/2011          3,720,000
      1,015,000  NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD
                 APARTMENTS SERIES A1 (HOUSING REVENUE, FNMA INSURED)SS.+/-                2.74      01/15/2033          1,015,000

                                                                                                                         4,735,000
                                                                                                                 -----------------
NEW YORK - 3.96%
     22,500,000  METROPOLITAN TRANSITION AUTHORITY NY REVENUE (TRANSPORTATION
                 REVENUE LOC)SS.+/-                                                        2.78      05/15/2010         22,500,000
      5,250,000  NEW YORK NY (PROPERTY TAX REVENUE LOC)SS.+/-                              2.78      12/01/2022          5,250,000
     11,665,000  NEW YORK NY (PROPERTY TAX REVENUE LOC)SS.+/-                              2.78      04/01/2025         11,665,000
      6,340,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NY CITY
                 RECOVERY SERIES 3 SUBSERIES 3B (OTHER REVENUE, BANK OF NEW YORK
                 LOC)SS.+/-                                                                2.95      11/01/2022          6,340,000
      7,890,000  NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 2003-7
                 (SALES TAX REVENUE LOC)SS.+/-                                             2.78      02/01/2009          7,890,000
      6,385,000  NEW YORK NY SUBSERIES A-7 (PROPERTY TAX REVENUE, AMBAC
                 INSURED)SS.+/-                                                            2.91      11/01/2024          6,385,000
     42,960,000  NEW YORK STATE DORMITORY AUTHORITY REVENUES MENTAL HEALTH
                 FACILITIES IMPROVEMENT SERIES F-2A (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.75      02/15/2021         42,960,000
     18,345,000  NEW YORK STATE DORMITORY AUTHORITY SERIES 1158 (HEALTH
                 FACILITIES FINANCING AUTHORITY REVENUE, MORGAN STANLEY DEAN
                 WITTER LOC)SS.+/-                                                         2.80      07/01/2025         18,345,000
     12,175,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST. PETERS
                 INCOME TAX REVENUE (TAX REVENUE LOC)SS.+/-                                2.78      12/15/2024         12,175,000
      2,000,000  NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)SS.+/-                    2.76      05/15/2034          2,000,000

                                                                                                                       135,510,000
                                                                                                                 -----------------
NORTH CAROLINA - 4.63%
        800,000  ALBERMARLE NC HOSPITAL AUTHORITY HEALTH CARE FACILITIES REVENUE
                 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                 2.75      10/01/2015            800,000
        952,000  HIGH POINT NC COMBINED ENTERPRISE SYSTEM REVENUE (SEWER
                 REVENUE LOC)SS.+/-                                                        2.78      11/01/2031            952,000
      8,005,000  MECKLENBURG COUNTY NC LEASE REVENUE (OTHER REVENUE LOC)SS.+/-             2.75      02/01/2016          8,005,000
     75,500,000  MECKLENBURG COUNTY NC SERIES B (GENERAL OBLIGATION - STATES,
                 TERRITORIES LOC)SS.+/-                                                    2.73      02/01/2026         75,500,000
      7,140,000  NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY POWER SYSTEM
                 REVENUE SERIES A-02 (ELECTRIC REVENUE LOC)SS.+/-                          2.77      01/01/2022          7,140,000
      2,575,000  NORTH CAROLINA MEDICAL CARE COMMON HEALTH CARE FACILITIES REVENUE
                 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                 2.75      08/01/2024          2,575,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
NORTH CAROLINA - (CONTINUED)
$    43,380,000  NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
                 REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES A (HEALTHCARE
                 FACILITIES REVENUE LOC)SS.+/-                                             2.73%     06/01/2028  $      43,380,000
     20,000,000  NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
                 REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES B (HEALTHCARE
                 FACILITIES REVENUE LOC)SS.+/-                                             2.73      06/01/2028         20,000,000

                                                                                                                       158,352,000
                                                                                                                 -----------------

NORTH DAKOTA - 0.08%
      2,845,000  WARD COUNTY ND HEALTH CARE FACILITIES REVENUE TRINITY OBLIGATION
                 GROUP SERIES A US BANK NA LOC (HOSPITAL REVENUE LOC)SS.+/-                2.85      07/01/2029          2,845,000
                                                                                                                 -----------------

OHIO - 1.35%
      1,795,000  AKRON OH INCOME TAX REVENUE (TAX REVENUE LOC)SS.+/-                       2.79      12/01/2020          1,795,000
      2,335,000  FRANKLIN COUNTY OH REVENUE (STATE & LOCAL GOVERNMENTS LOC)SS.+/-          2.75      12/01/2038          2,335,000
      6,295,000  OHIO STATE GO SERIES RR II-R206 FGIC INSURED (PROPERTY
                 TAX REVENUE LOC)SS.+/-                                                    2.79      03/15/2015          6,295,000
      1,705,000  OHIO STATE HIGHER EDUCATION FACILITIES REVENUE SERIES A
                 (LEASE REVENUE LOC)SS.+/-                                                 2.78      09/01/2027          1,705,000
     28,300,000  RICHLAND COUNTY OH HEALTH CARE FACILITIES REVENUE SERIES A
                 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                 2.80      11/01/2027         28,300,000
      3,000,000  UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS
                 (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                  2.80      06/01/2032          3,000,000
      2,810,000  WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE CINCINNATI
                 ELECTRICITY CORPORATION PROJECT SCOTIABANK LOC (INDUSTRIAL
                 DEVELOPMENT REVENUE LOC)SS.+/-                                            2.94      09/01/2015          2,810,000

                                                                                                                        46,240,000
                                                                                                                 -----------------

OKLAHOMA - 0.45%
      7,300,000  MUSKOGEE OK MEDICAL CENTER AUTHORITY REVENUE BANK OF AMERICA
                 NA LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)SS.+/-          2.80      10/01/2032          7,300,000
      1,200,000  OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
                 CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC
                 (NURSING HOME REVENUE LOC)SS.+/-                                          2.85      02/01/2012          1,200,000
      6,100,000  OKLAHOMA STATE IDA TEALRIDGE MANOR CORPORATION PROJECT
                 BANK OF AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-          2.80      11/01/2018          6,100,000
        700,000  TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED
                 (HOUSING REVENUE LOC)SS.+/-                                               2.91      10/01/2032            700,000

                                                                                                                        15,300,000
                                                                                                                 -----------------

OREGON - 0.40%
      7,000,000  OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
                 SERVICES LOC)SS.+/-                                                       2.80      05/01/2010          7,000,000
      1,600,000  PORTLAND OR SEWER REVENUE (SEWER REVENUE LOC)SS.+/-                       2.79      10/01/2012          1,600,000
      4,995,000  TRI COUNTY METRO TRANSPORTATION DISTRICT OR SERIES 142
                 (TRANSPORTATION REVENUE LOC)SS.+/-                                        2.78      08/01/2019          4,995,000

                                                                                                                        13,595,000
                                                                                                                 -----------------

OTHER - 3.20%
     10,000,000  ABN AMRO MUNITOPS CTFS TR 1999-1 MUNITOPS CERTIFICATES FGIC
                 INSURED (OTHER REVENUE LOC)SS.+/-++                                       2.77      12/06/2006         10,000,000
     15,420,000  ABN AMRO MUNITOPS CTFS TR 2001-23 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.78      12/01/2009         15,420,000
     10,270,000  CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFSSS.+/-++                          3.10      02/01/2030         10,270,000
     16,200,000  CLIPPER TAX EXEMPT TRUST COP SERIES 2003 (OTHER REVENUE LOC)SS.+/-        2.87      05/01/2010         16,200,000
     20,225,000  CLIPPER TAX EXEMPT TRUST COP SERIES A (OTHER REVENUE LOC)SS.+/-           2.87      05/01/2008         20,225,000
      1,592,400  ITHAKA PARTNERS II TRUST CTFS SERIES A
                 CLASS A (OTHER REVENUE LOC)SS.+/-++                                       3.39      01/01/2010          1,592,400
      3,560,000  NORTHEAST TAX-EXEMPT GRANTOR TRUST CTFS (OTHER REVENUE LOC)SS.+/-         2.89      04/01/2019          3,560,000
      3,301,461  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST REVENUE
                 SERIES 2002-1 (LEASE REVENUE LOC)+/-                                      2.95      07/19/2006          3,301,461

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
OTHER - (CONTINUED)
$     3,800,167  PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2
                 (LEASE REVENUE LOC)+/-                                                    2.95%     11/16/2005  $       3,800,167
     25,200,000  SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)SS.+/-        2.90      07/01/2041         25,200,000

                                                                                                                       109,569,028
                                                                                                                 -----------------

PENNSYLVANIA - 3.19%
     18,800,000  BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
                 (POLLUTION CONTROL REVENUE LOC)SS.+/-                                     2.75      06/01/2030         18,800,000
      5,000,000  DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX
                 REVENUE LOC)SS.+/-                                                        2.75      08/01/2029          5,000,000
     20,400,000  MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL REVENUE LOC)SS.+/-        2.76      10/01/2030         20,400,000
      6,425,000  PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE &
                 UNIVERSITY REVENUE LOC)SS.+/-                                             2.77      07/01/2034          6,425,000
      4,130,000  PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX
                 REVENUE SERIES II R 1005 (SALES TAX REVENUE LOC)SS.+/-                    2.78      12/01/2015          4,130,000
      1,050,000  PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE,
                 JP MORGAN CHASE BANK LOC)SS.+/-                                           2.78      09/01/2034          1,050,000
     48,295,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE LOC)SS.+/-      2.74      06/15/2023         48,295,000
      4,960,000  PHILADELPHIA PA WATER & WASTEWATER REVENUE SERIES B
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)SS.+/-                          2.74      08/01/2027          4,960,000

                                                                                                                       109,060,000
                                                                                                                 -----------------

PUERTO RICO - 0.23%
      8,045,000  EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
                 COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA
                 INSURED (TOLL ROAD REVENUE LOC)SS.+/-                                     2.76      07/01/2027          8,045,000
                                                                                                                 -----------------

SOUTH CAROLINA - 0.80%
      5,900,000  CHARLESTON SC WATERWORKS AND SEWER REVENUE BONDS SERIES 2003ASS.+/-       2.77      01/01/2033          5,900,000
      6,360,000  PIEDMONT SC MUNICIPAL POWER AGENCY SUBSERIES B-1 (ELECTRIC
                 REVENUE, MBIA INSURED)SS.+/-                                              2.72      01/01/2034          6,360,000
      4,290,000  SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE
                 NONPROFIT INSTITIUTIONS (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-          2.80      02/01/2022          4,290,000
      5,320,000  SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REVENUE
                 (ECONOMIC DEVELOPMENT REVENUE LOC)SS.+/-                                  2.75      12/01/2024          5,320,000
      5,650,000  SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE
                 (ELECTRIC REVENUE LOC)SS.+/-                                              2.79      01/01/2023          5,650,000

                                                                                                                        27,520,000
                                                                                                                 -----------------

SOUTH DAKOTA - 0.27%
      5,000,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE SIOUX VALLEY HOSPITALS & HEALTH PROJECT SERIES B
                 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                 2.80      11/01/2034          5,000,000
      4,075,000  SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES REVENUE
                 RAPID CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE
                 LOC)SS.+/-                                                                2.80      09/01/2027          4,075,000

                                                                                                                         9,075,000
                                                                                                                 -----------------

TENNESSEE - 2.91%
      4,920,000  CHATTANOOGA TN ROC RR SERIES II-R1026 MBIA INSURED
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      10/01/2022          4,920,000
      3,935,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE
                 (OTHER REVENUE LOC)SS.+/-                                                 2.75      11/01/2027          3,935,000
      4,710,000  CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE
                 POOLED FINANCING TENNESSEE MUNICIPAL BOND FUNDING BANK OF
                 AMERICA NA LOC (OTHER REVENUE LOC)SS.+/-                                  2.82      01/01/2033          4,710,000
     31,000,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH
                 & EDUCATIONAL FACILITIES BOARD REVENUE (COLLEGE & UNIVERSITY
                 REVENUE LOC)SS.+/-                                                        2.73      10/01/2044         31,000,000
      5,525,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH &
                 FACILITIES BOARD REVENUE MEHARRY MEDICAL COLLEGE PROJECT
                 EDUCATIONAL (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                      2.75      08/01/2018          5,525,000
     19,985,000  METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN
                 INDUSTRIAL DEVELOPMENT STEWARTS FERRY APARTMENTSSS.+/-                    2.75      01/01/2034         19,985,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE        VALUE
TENNESSEE - (CONTINUED)
$     1,985,000  METROPOLITAN GOVERNMENT NASHVILLE DAVIDSON COUNTY TN DISTRICT
                 ENERGY (OTHER REVENUE LOC)SS.+/-                                          2.79%     10/01/2022  $       1,985,000
      3,630,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                 REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)SS.+/-              2.82      04/01/2032          3,630,000
     15,600,000  MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING
                 REVENUE TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)SS.+/-              2.82      07/01/2034         15,600,000
      4,112,500  PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL REVENUE
                 SERIES 322 (HOSPITAL REVENUE LOC)SS.+/-                                   2.83      11/15/2014          4,112,500
      4,230,000  RUTHERFORD COUNTY TN (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-           2.79      10/01/2012          4,230,000

                                                                                                                        99,632,500
                                                                                                                 -----------------

TEXAS - 6.76%
     10,800,000  CAPITAL AREA CULTURAL EDUCATIONAL FACILITIES ROMAN CATHOLIC
                 DIOCESE (INDUSTRIAL DEVELOPMENT REVENUE, WACHOVIA BANK LOC)SS.+/-         2.76      04/01/2045         10,800,000
        625,000  DALLAS TX (PROPERTY TAX REVENUE LOC)SS.+/-                                2.79      02/15/2011            625,000
      6,000,000  EAGLE TAX-EXEMPT TRUST CTF 20014210 CLASS A (DALLAS TX AREA RAPID)
                 AMBAC INSURED (SALES TAX REVENUE LOC)SS.+/-                               2.79      12/01/2026          6,000,000
      4,310,000  EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX ELECTRIC
                 UTILITY SYSTEMS REVENUE) FSA INSURED (POWER REVENUE LOC)SS.+/-            2.79      11/15/2012          4,310,000
      2,100,000  HARRIS COUNTY TX (POWER REVENUE LOC)SS.+/-                                2.79      10/01/2012          2,100,000
      4,430,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT AUTHORITYSS.+/-            2.90      07/01/2024          4,430,000
      8,995,000  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION REVENUE
                 (HEALTHCARE FACILITIES REVENUE LOC)SS.+/-                                 2.90      07/01/2015          8,995,000
      8,982,500  HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 REVENUE FLOATER  CTFS SERIES 357 MBIA INSURED (HEALTHCARE
                 FACILITIES REVENUE LOC)SS.+/-                                             2.78      07/01/2029          8,982,500
      1,900,000  HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL
                 REVENUE JR. LIEN RODEO SERIES C MBIA INSURED (SPORTS FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.83      11/15/2030          1,900,000
      5,920,000  HIGHLAND PARK TX INDEPENDENT SCHOOL DISTRICT SERIES 763
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      02/15/2013          5,920,000
      3,375,000  HOUSTON TX GO (TAX REVENUE LOC)SS.+/-                                     2.79      03/01/2010          3,375,000
     12,600,000  HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE FLOATER
                 RECEIPTS SERIES SG 139 SOCIETE GENERALE LOC (HIGHER EDUCATION
                 FACILITIES AUTHORITY REVENUE LOC)SS.+/-                                   2.79      11/15/2029         12,600,000
      4,245,000  HOUSTON TX INDEPENDENT SCHOOL DISTRICT CTFS SERIES 462 PSFG
                 INSURED (PROPERTY TAX REVENUE LOC)SS.+/-                                  2.78      02/15/2026          4,245,000
      6,695,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13
                 (WATER & SEWER REVENUE LOC)SS.+/-                                         2.77      05/15/2025          6,695,000
      9,180,000  HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-37
                 (WATER & SEWER REVENUE LOC)SS.+/-                                         2.77      05/15/2027          9,180,000
      5,470,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE CTFS SERIES 495 FGIC
                 INSURED (WATER & SEWER REVENUE LOC)SS.+/-                                 2.78      12/01/2030          5,470,000
      3,770,000  HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST
                 RECEIPTS SERIES SG 120 (WATER & SEWER REVENUE LOC)SS.+/-                  2.79      12/01/2023          3,770,000
      2,255,000  IRVING TX WATERWORKS & SEWER REVENUE SERIES 403
                 (WATER & WASTEWATER AUTHORITY REVENUE LOC)SS.+/-                          2.79      02/15/2012          2,255,000
      2,040,000  LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
                 (LEASE REVENUE LOC)SS.+/-                                                 2.79      02/01/2010          2,040,000
      3,295,000  LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623
                 (OTHER REVENUE LOC)SS.+/-                                                 2.79      11/15/2009          3,295,000
      3,905,000  LOWER COLORADO RIVER AUTHORITY TX REVENUE (OTHER REVENUE LOC)SS.+/-       2.79      05/15/2023          3,905,000
      1,885,000  LOWER COLORADO RIVER AUTHORITY TX ROCS - RR II R 4530SS.+/-               2.79      05/15/2022          1,885,000
      6,600,000  LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL
                 HEALTH SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)SS.+/-                   2.80      02/15/2035          6,600,000
      3,700,000  MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE LOC)SS.+/-        3.05      08/01/2018          3,700,000
      5,550,000  MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)SS.+/-    2.79      02/15/2024          5,550,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
TEXAS - (CONTINUED)
$     6,010,000  NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION
                 (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)SS.+/-                 2.79%     02/15/2022  $       6,010,000
      1,740,000  POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
                 JP MORGAN
                 CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)SS.+/-                          2.78      11/01/2026          1,740,000
      1,500,000  SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)SS.+/-                    2.68      05/15/2033          1,500,000
      2,700,000  SPLENDORA TX HIGHER EDUCATIONAL FACILITIES CORPORATE REVENUE
                 PROJECT FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE LOC)SS.+/-            2.80      01/01/2017          2,700,000
      3,940,000  TEXAS A & M UNIVERSITY PERM UNIVERSITY FD (EDUCATIONAL
                 FACILITIES REVENUE LOC)SS.+/-                                             2.79      07/01/2012          3,940,000
      5,080,000  TEXAS STATE CLASS A (GENERAL OBLIGATION - STATES, TERRITORIES
                 LOC)SS.+/-                                                                2.79      04/01/2030          5,080,000
     57,000,000  TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION -
                 STATES, TERRITORIES)                                                      4.50      08/31/2006         57,758,615
     15,195,000  TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION
                 HEALTH REVENUE SERIES 4 AMBAC INSURED (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.84      11/15/2024         15,195,000
      2,590,000  UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411
                 (EDUCATIONAL FACILITIES REVENUE LOC)SS.+/-                                2.79      01/01/2012          2,590,000
      6,200,000  UNIVERSITY OF TEXAS UNIVERSITY REVENUES SERIES A
                 (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-                                  2.73      08/15/2013          6,200,000

                                                                                                                       231,341,115
                                                                                                                 -----------------
UTAH - 0.05%
      1,575,000  EAGLE MOUNTAIN UT GAS & ELECTRIC (ELECTRIC REVENUE, BANQUE
                 NATIONALE PARIS LOC)SS.+/-                                                2.74      12/01/2025          1,575,000
                                                                                                                 -----------------
VIRGINIA - 0.99%
      8,115,000  CAPITAL REGION AIRPORT COMMON VA PASSENGER FACILITY CHARGE
                 REVENUE SERIES B (AIRPORT REVENUE LOC)SS.+/-                              2.75      06/01/2035          8,115,000
      1,170,000  FAIRFAX COUNTY VA SERIES 1036 (PROPERTY TAX REVENUE LOC)SS.+/-            2.78      04/01/2013          1,170,000
      2,190,000  HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL JAIL
                 FACILITIES REVENUE SERIES 569 (JAIL FACILITIES REVENUE LOC)SS.+/-         2.79      07/01/2012          2,190,000
     12,485,000  LOUDOUN COUNTY VA IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-          2.73      02/15/2038         12,485,000
      3,000,000  LOUDOUN COUNTY VA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE BOND
                 HOWARD HUGHES MED SERIES E (INDUSTRIAL DEVELOPMENT REVENUE
                 LOC)SS.+/-                                                                2.82      02/15/2038          3,000,000
      7,000,000  NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY REVENUE (HOUSING
                 REVENUE LOC)SS.+/-                                                        2.75      07/01/2034          7,000,000

                                                                                                                        33,960,000
                                                                                                                 -----------------
WASHINGTON - 2.88%
      5,199,000  ENERGY NORTHWEST WA ELECTRIC REVENUE CTFS SERIES C FSA INSURED
                 (ELECTRIC REVENUE LOC)SS.+/-                                              2.81      01/01/2010          5,199,000
      5,745,000  ENERGY NORTHWEST WA WIND PROJECT REVENUE SERIES 686 (POWER
                 REVENUE LOC)SS.+/-                                                        2.79      07/01/2012          5,745,000
      4,795,000  GOAT HILL PROPERTIES WA LEASE REVENUE SERIES 705 (LEASE REVENUE
                 LOC)SS.+/-                                                                2.79      12/01/2012          4,795,000
     17,350,000  ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK OF
                 AMERICA NA LOC (WATER REVENUE LOC)SS.+/-                                  2.77      02/15/2021         17,350,000
     24,490,000  KING COUNTY WA HOUSING AUTHORITY HOUSING REVENUE SERIES A
                 (HOUSING REVENUE LOC)SS.+/-                                               2.75      07/01/2035         24,490,000
      3,850,000  KING COUNTY WA SCHOOL DISTRICT NO 216 ENUMCLAW ROC RR II R 5026
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      12/01/2015          3,850,000
      3,410,000  KING COUNTY WA SCHOOL DISTRICT NUMBER 410 SNOQUALMIE VALLEY
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      12/01/2024          3,410,000
      5,245,000  KITSAP COUNTY WA SCHOOL DISTRICT NO 400 NORTH KITSAP SERIES
                 II-R-1009 FSA INSURED (PROPERTY TAX REVENUE LOC)SS.+/-                    2.79      12/01/2017          5,245,000
      4,985,000  SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE SERIES 668 (POWER
                 REVENUE LOC)SS.+/-                                                        2.79      08/01/2012          4,985,000
      1,900,000  SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A-1 FSA
                 INSURED (UTILITIES REVENUE LOC)SS.+/-                                     2.74      12/01/2019          1,900,000
      2,165,000  WASHINGTON STATE (PROPERTY TAX REVENUE LOC)SS.+/-                         2.79      07/01/2012          2,165,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
WASHINGTON - (CONTINUED)
$     5,200,000  WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY
                 REVENUE INDUSTRIAL
                 DEVELOPMENT CANAM STEEL PROJECT SERIES D (ECONOMIC DEVELOPMENT
                 REVENUE LOC)SS.+/-                                                        2.85%     09/30/2030  $       5,200,000
      3,180,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                 ANNIE WRIGHT SCHOOL BANK OF AMERICA NA LOC (HOUSING REVENUE
                 LOC)SS.+/-                                                                2.69      12/01/2023          3,180,000
      1,700,000  WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE
                 TACOMA ART MUSEUM PROJECT NORTHERN TRUST COMPANY LOC
                 (INDUSTRIAL DEVELOPMENT REVENUE LOC)SS.+/-                                2.85      06/01/2032          1,700,000
      4,965,000  WASHINGTON STATE MERLOTS SERIES A-05 (PROPERTY TAX REVENUE LOC)
                 SS.+/-                                                                    2.77      01/01/2013          4,965,000
      4,390,000  WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE LOC)SS.+/-                2.77      07/01/2024          4,390,000

                                                                                                                        98,569,000
                                                                                                                 -----------------
WISCONSIN - 3.21%
      5,410,000  CHILTON WI SCHOOL DISTRICT ROC RR SERIES II-R-1017 FGIC INSURED
                 (PROPERTY TAX REVENUE LOC)SS.+/-                                          2.79      04/01/2019          5,410,000
     33,400,000  MILWAUKEE WI (GENERAL OBLIGATION - STATES, TERRITORIES LOC)               3.50      03/23/2006         33,564,927
      6,000,000  MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)              6.25      10/01/2005          6,000,000
      3,840,000  MILWAUKEE WI RDA REDEVELOPMENT REVENUE MILWAUKEE SCHOOL
                 ENGINEER PROJECT A (COLLEGE & UNIVERSITY REVENUE LOC)SS.+/-               2.90      07/01/2023          3,840,000
     22,760,000  WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)                   4.00      08/22/2006         22,957,393
      2,400,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE ALVERNO COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE
                 LOC)SS.+/-                                                                2.85      11/01/2017          2,400,000
      6,500,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE FRANCISCAN SISTERS SERIES B (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.76      09/01/2033          6,500,000
      2,800,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE GUNDERSEN LUTHERAN SERIES A (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.80      12/01/2015          2,800,000
      4,900,000  WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY
                 REVENUE PROHEALTH INCORPORATED SERIES B (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.80      08/15/2030          4,900,000
      2,100,000  WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE LOC)SS.+/-               2.79      05/01/2012          2,100,000
      7,550,000  WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE LOC)SS.+/-               2.79      11/01/2012          7,550,000
     12,000,000  WISCONSON STATE HEALTH & EDUCATIONAL FACILTIES AUTHORITY
                 REVENUE NATIONAL REGENCY OF NEW BERLIN (HEALTHCARE FACILITIES
                 REVENUE LOC)SS.+/-                                                        2.85      08/15/2034         12,000,000

                                                                                                                       110,022,320
                                                                                                                 -----------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,904,162,548)                                                                  2,904,162,548
                                                                                                                 -----------------
COMMERCIAL PAPER - 16.34%
     20,250,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY                    2.75      10/05/2005         20,250,000
     16,650,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY                    2.75      10/05/2005         16,650,000
      9,890,000  HARRIS COUNTY TX                                                          2.64      10/07/2005          9,890,000
      8,500,000  HARRIS COUNTY TX HOSPITAL DISTRICT                                        2.55      11/04/2005          8,500,000
      6,000,000  HOUSTON TX (CITY OF)                                                      2.57      10/03/2005          6,000,000
      3,600,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 2.57      10/03/2005          3,600,000
      3,700,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 2.63      10/20/2005          3,700,000
      9,665,000  ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                 2.78      12/08/2005          9,665,000
     17,000,000  INTERMOUNTAIN POWER AGENCY                                                2.70      10/06/2005         17,000,000
      7,850,000  INTERMOUNTAIN POWER AGENCY                                                2.70      12/06/2005          7,850,000
      4,600,000  JOHNS HOPKINS UNIVERSITY                                                  2.57      10/03/2005          4,600,000
      7,000,000  JOHNS HOPKINS UNIVERSITY                                                  2.60      10/06/2005          7,000,000
      3,500,000  JOHNS HOPKINS UNIVERSITY                                                  2.45      10/11/2005          3,500,000
      7,142,000  JOHNS HOPKINS UNIVERSITY                                                  2.63      10/20/2005          7,142,000
      7,400,000  LAS VEGAS NV VALLEY WATER                                                 2.63      10/20/2005          7,400,000
     17,805,000  LAS VEGAS NV VALLEY WATER                                                 2.60      11/14/2005         17,805,000

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE         VALUE
COMMERCIAL PAPER - (CONTINUED)
$     4,000,000  LAS VEGAS NV VALLEY WATER                                                 2.73%     12/07/2005  $       4,000,000
     16,740,000  LAS VEGAS NV VALLEY WATER                                                 2.75      12/08/2005         16,740,000
     11,500,000  LINCOLN NE ELECTRIC                                                       2.60      10/07/2005         11,500,000
     26,000,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER                                2.60      12/06/2005         26,000,000
     43,000,000  LOUISIANA PUBLIC FACILITY AUTHORITY                                       2.65      10/17/2005         43,000,000
     16,800,000  MARYLAND HEALTH & HIGHER EDUCATION                                        2.77      10/11/2005         16,799,558
     13,800,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                     2.57      10/03/2005         13,800,000
     10,000,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                     2.47      10/11/2005         10,000,000
     19,000,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                     2.65      10/18/2005         19,000,000
     26,000,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                     2.63      10/20/2005         26,000,000
      7,828,000  MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                     2.78      12/08/2005          7,828,000
      8,400,000  MONTGOMERY COUNTY PA INDUSTRIAL                                           2.56      10/20/2005          8,400,000
     24,573,000  NORTH CAROLINA CAPITAL FACILITY                                           2.60      10/07/2005         24,573,000
      3,600,000  PALM BEACH COUNTY FL SCHOOL DISTRICT                                      2.61      11/08/2005          3,600,000
      6,975,000  PINELLAS COUNTY FL EDUCATION FACILITY AUTHORITY                           2.65      10/17/2005          6,975,000
     13,000,000  ROCHESTER MN HEALTH CARE                                                  2.62      10/06/2005         13,000,000
      6,800,000  ROCHESTER MN HEALTH CARE                                                  2.62      10/06/2005          6,800,000
     10,800,000  ROCHESTER MN HEALTH CARE                                                  2.62      10/06/2005         10,800,000
     32,400,000  ROCHESTER MN HEALTH CARE                                                  2.62      10/06/2005         32,400,000
      4,300,000  SAN ANTONIO ELECTRIC & GAS                                                2.73      12/07/2005          4,300,000
      5,000,000  SAN ANTONIO TX                                                            2.57      10/03/2005          5,000,000
     23,455,000  SAN ANTONIO TX                                                            2.63      10/20/2005         23,455,000
     11,325,000  TEXAS PFA                                                                 2.72      12/08/2005         11,325,000
     15,000,000  UNIVERSITY OF TEXAS SYSTEM                                                2.47      10/12/2005         15,000,000
     16,504,000  UNIVERSITY OF TEXAS SYSTEM                                                2.58      11/16/2005         16,504,000
     17,200,000  UNIVERSITY OF TEXAS SYSTEM                                                2.60      12/02/2005         17,200,000
     14,910,000  UNIVERSITY OF TEXAS SYSTEM                                                2.75      12/08/2005         14,910,000

TOTAL COMMERCIAL PAPER (COST $559,461,558)                                                                             559,461,558
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,463,624,106)*                      101.19%                                                              $   3,463,624,106
OTHER ASSETS AND LIABILITIES, NET            (1.19)                                                                    (40,704,513)
                                            ------                                                               -----------------
TOTAL NET ASSETS                            100.00%                                                              $   3,422,919,593
                                            ======                                                               =================

SS. THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             PORTFOLIO OF INVESTMENTS --
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
US TREASURY SECURITIES - 47.28%

US TREASURY BILLS - 40.50%
$   196,045,000  US TREASURY BILL^                                                         3.23%     10/06/2005  $     195,992,313
     50,000,000  US TREASURY BILL^                                                         3.27      10/06/2005         49,986,396
    250,000,000  US TREASURY BILL^                                                         3.22      10/20/2005        249,620,451
    160,790,000  US TREASURY BILL^                                                         3.35      10/27/2005        160,430,932
    172,065,000  US TREASURY BILL^                                                         3.39      11/03/2005        171,562,714
    250,000,000  US TREASURY BILL^                                                         3.42      11/10/2005        249,126,528
    100,000,000  US TREASURY BILL^                                                         3.44      12/08/2005         99,370,250
    100,000,000  US TREASURY BILL^                                                         3.44      12/08/2005         99,369,333
    200,000,000  US TREASURY BILL^                                                         3.47      12/15/2005        198,593,736
    300,000,000  US TREASURY BILL^                                                         3.50      12/22/2005        297,672,500
    125,000,000  US TREASURY BILL^                                                         3.45      12/29/2005        123,957,812
    150,000,000  US TREASURY BILL^                                                         3.46      01/05/2006        148,644,833
    150,000,000  US TREASURY BILL^                                                         3.53      01/19/2006        148,413,750

                                                                                                                     2,192,741,548
                                                                                                                 -----------------

US TREASURY NOTES - 6.78%
    166,622,000  US TREASURY NOTE                                                          1.63      10/31/2005        166,420,804
    200,000,000  US TREASURY NOTE                                                          5.75      11/15/2005        200,550,084

                                                                                                                       366,970,888
                                                                                                                 -----------------

TOTAL US TREASURY SECURITIES (COST $2,559,712,436)                                                                   2,559,712,436
                                                                                                                 -----------------

REPURCHASE AGREEMENTS - 52.83%
     80,000,000  BANK OF AMERICA SECURITIES LLC - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $80,021,667)                        3.25      10/03/2005         80,000,000
    250,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY US
                 GOVERNMENT SECURITIES (MATURITY VALUE $250,067,708)                       3.25      10/03/2005        250,000,000
    300,000,000  DEUTSCHE BANK SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
                 (MATURITY VALUE $300,081,250)                                             3.25      10/03/2005        300,000,000
     30,039,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $30,044,007)                                   2.00      10/03/2005         30,039,000
    200,000,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $200,053,333)                                  3.20      10/03/2005        200,000,000
    700,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $700,195,417)                                  3.35      10/03/2005        700,000,000
  1,300,000,000  MORGAN STANLEY & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
                 SECURITIES (MATURITY VALUE $1,300,352,083)                                3.25      10/03/2005      1,300,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,860,039,000)                                                                    2,860,039,000
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,419,751,436)*                      100.11%                                                              $   5,419,751,436
OTHER ASSETS AND LIABILITIES, NET            (0.11)                                                                     (5,707,618)
                                            ------                                                               -----------------
TOTAL NET ASSETS                            100.00%                                                              $   5,414,043,818
                                            ======                                                               =================

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS --             WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL        SECURITY NAME                                                     INTEREST RATE   MATURITY DATE       VALUE
US TREASURY SECURITIES - 100.17%

US TREASURY BILLS - 96.57%
$   258,390,000  US TREASURY BILL^                                                         3.26%     10/06/2005  $     258,319,726
    250,000,000  US TREASURY BILL^                                                         3.18      10/13/2005        249,780,972
    216,000,000  US TREASURY BILL^                                                         3.22      10/20/2005        215,667,351
    261,339,000  US TREASURY BILL^                                                         3.12      10/27/2005        260,770,810
    277,935,000  US TREASURY BILL^                                                         3.39      11/03/2005        277,122,693
    300,000,000  US TREASURY BILL^                                                         3.42      11/10/2005        298,919,903
    300,000,000  US TREASURY BILL^                                                         3.26      11/17/2005        298,771,562
    124,841,000  US TREASURY BILL^                                                         3.43      11/25/2005        124,210,588
    150,000,000  US TREASURY BILL^                                                         3.40      12/01/2005        149,164,986
    250,000,000  US TREASURY BILL^                                                         3.44      12/08/2005        248,437,083
    250,000,000  US TREASURY BILL^                                                         3.40      12/15/2005        248,373,722
    300,000,000  US TREASURY BILL^                                                         3.50      12/22/2005        297,689,444
    139,350,000  US TREASURY BILL^                                                         3.45      12/29/2005        138,184,802
    150,000,000  US TREASURY BILL^                                                         3.48      01/05/2006        148,646,791
    143,606,000  US TREASURY BILL^                                                         3.56      01/19/2006        142,096,942

                                                                                                                     3,356,157,375
                                                                                                                 -----------------

US TREASURY NOTES - 3.60%
    125,000,000  US TREASURY NOTE                                                          5.75      11/15/2005        125,334,424
                                                                                                                 -----------------

TOTAL US TREASURY SECURITIES (COST $3,481,491,799)                                                                   3,481,491,799
                                                                                                                 -----------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,481,491,799)*                      100.17%                                                              $   3,481,491,799
OTHER ASSETS AND LIABILITIES, NET            (0.17)                                                                     (6,005,295)
                                            ------                                                               -----------------
TOTAL NET ASSETS                            100.00%                                                              $   3,475,486,504
                                            ======                                                               =================

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS    STATEMENTS OF ASSETS AND LIABILITIES
                                              -- SEPTEMBER 30, 2005  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                   CALIFORNIA TAX-FREE                GOVERNMENT
                                                                                     MONEY MARKET FUND         MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................      $  2,712,087,945         $   4,751,820,210
   REPURCHASE AGREEMENTS .......................................................                     0             6,217,825,000
                                                                                      ----------------         -----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ............................         2,712,087,945            10,969,645,210
                                                                                      ----------------         -----------------
   CASH ........................................................................               114,208                    50,036
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................                     0                     8,548
   RECEIVABLE FOR INVESTMENTS SOLD .............................................                     0                         0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................            12,414,328                17,178,841
   PREPAID EXPENSES AND OTHER ASSETS ...........................................                     0                    30,001
                                                                                      ----------------         -----------------
TOTAL ASSETS ...................................................................         2,724,616,481            10,986,912,636
                                                                                      ----------------         -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................            34,570,000                49,849,764
   DIVIDENDS PAYABLE ...........................................................               862,664                21,960,476
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................               861,555                 2,258,112
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................................               607,222                 1,400,892
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................               162,415                         0
                                                                                      ----------------         -----------------
TOTAL LIABILITIES ..............................................................            37,063,856                75,469,244
                                                                                      ----------------         -----------------
TOTAL NET ASSETS ...............................................................      $  2,687,552,625         $  10,911,443,392
                                                                                      ================         =================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................      $  2,687,604,874         $  10,911,412,375
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................                (1,037)                   31,017
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................               (51,212)                        0
                                                                                      ----------------         -----------------
TOTAL NET ASSETS ...............................................................      $  2,687,552,625         $  10,911,443,392
                                                                                      ----------------         -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................      $  2,256,876,786         $     877,439,814
   SHARES OUTSTANDING - CLASS A ................................................         2,256,875,791               877,439,499
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ......................      $           1.00         $            1.00
   NET ASSETS - CLASS B ........................................................                   N/A                       N/A
   SHARES OUTSTANDING - CLASS B ................................................                   N/A                       N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......................                   N/A                       N/A
   NET ASSETS - ADMINISTRATOR CLASS ............................................                   N/A         $     739,724,727
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................                   N/A               739,725,507
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........                   N/A         $            1.00
   NET ASSETS - INSTITUTIONAL CLASS ............................................                   N/A         $   4,374,412,467
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................                   N/A             4,374,420,094
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........                   N/A         $            1.00
   NET ASSETS - INVESTOR CLASS .................................................                   N/A                       N/A
   SHARES OUTSTANDING - INVESTOR CLASS .........................................                   N/A                       N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...............                   N/A                       N/A
   NET ASSETS - SERVICE CLASS ..................................................      $    430,675,839         $   4,919,866,384
   SHARES OUTSTANDING - SERVICE CLASS ..........................................           430,676,539             4,919,866,748
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ................      $           1.00         $            1.00
                                                                                      ----------------         -----------------
INVESTMENTS AT COST ............................................................      $  2,712,087,945         $  10,969,645,210
                                                                                      ================         =================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
-- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                             MINNESOTA
                                                                                     MONEY MARKET FUND         MONEY MARKET FUND
--------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................      $    145,089,309         $   6,026,912,811
   REPURCHASE AGREEMENTS .......................................................                     0             2,074,678,399
                                                                                      ----------------         -----------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ............................           145,089,309             8,101,591,210
                                                                                      ----------------         -----------------
   CASH ........................................................................                54,799                    50,000
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................                     0                   434,117
   RECEIVABLE FOR INVESTMENTS SOLD .............................................                     0                         0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................               723,405                19,193,511
   PREPAID EXPENSES AND OTHER ASSETS ...........................................                     0                         0
                                                                                      ----------------         -----------------
TOTAL ASSETS ...................................................................           145,867,513             8,121,268,838
                                                                                      ----------------         -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................                     0               100,834,683
   DIVIDENDS PAYABLE ...........................................................                19,520                 1,714,716
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................                65,180                 3,360,372
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................................                34,193                 2,606,443
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................                81,032                    41,694
                                                                                      ----------------         -----------------
TOTAL LIABILITIES ..............................................................               199,925               108,557,908
                                                                                      ----------------         -----------------
TOTAL NET ASSETS ...............................................................      $    145,667,588         $   8,012,710,930
                                                                                      ================         =================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................      $    145,682,938         $   8,013,005,438
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................                     1                        (2)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................               (15,351)                 (294,506)
                                                                                      ----------------         -----------------
TOTAL NET ASSETS ...............................................................      $    145,667,588         $   8,012,710,930
                                                                                      ----------------         -----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................      $    145,667,588         $   5,992,877,966
   SHARES OUTSTANDING - CLASS A ................................................           145,682,712             5,992,527,075
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ......................      $           1.00         $            1.00
   NET ASSETS - CLASS B ........................................................                   N/A         $   1,299,992,188
   SHARES OUTSTANDING - CLASS B ................................................                   N/A             1,299,960,286
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......................                   N/A         $            1.00
   NET ASSETS - ADMINISTRATOR CLASS ............................................                   N/A                       N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................                   N/A                       N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........                   N/A                       N/A
   NET ASSETS - INSTITUTIONAL CLASS ............................................                   N/A                       N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................                   N/A                       N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........                   N/A                       N/A
   NET ASSETS - INVESTOR CLASS .................................................                   N/A         $     719,840,776
   SHARES OUTSTANDING - INVESTOR CLASS .........................................                   N/A               719,840,196
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...............                   N/A         $            1.00
   NET ASSETS - SERVICE CLASS ..................................................                   N/A                       N/A
   SHARES OUTSTANDING - SERVICE CLASS ..........................................                   N/A                       N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ................                   N/A                       N/A
                                                                                      ----------------         -----------------
INVESTMENTS AT COST ............................................................      $    145,089,309         $   8,101,591,210
                                                                                      ================         =================

                                                                           NATIONAL TAX-FREE       TREASURY PLUS      100% TREASURY
                                                                           MONEY MARKET FUND   MONEY MARKET FUND  MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ......................................    $  3,463,624,106   $   2,559,712,436    $ 3,481,491,799
   REPURCHASE AGREEMENTS ...............................................                   0       2,860,039,000                  0
                                                                            ----------------   -----------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) ....................       3,463,624,106       5,419,751,436      3,481,491,799
                                                                            ----------------   -----------------    ---------------
   CASH ................................................................              72,331              50,686            107,920
   RECEIVABLE FOR FUND SHARES ISSUED ...................................             374,710             142,626                  0
   RECEIVABLE FOR INVESTMENTS SOLD .....................................          70,730,922                   0                  0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................          16,870,023           6,355,148          2,767,821
   PREPAID EXPENSES AND OTHER ASSETS ...................................                   0                   0                  0
                                                                            ----------------   -----------------    ---------------
TOTAL ASSETS ...........................................................       3,551,672,092       5,426,299,896      3,484,367,540
                                                                            ----------------   -----------------    ---------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...................................         124,849,899                   0                  0
   DIVIDENDS PAYABLE ...................................................           2,552,863           9,839,468          7,267,620
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............             817,994           1,391,178            778,271
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .............................             510,059             834,687            788,222
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................              21,684             190,745             46,923
                                                                            ----------------   -----------------    ---------------
TOTAL LIABILITIES ......................................................         128,752,499          12,256,078          8,881,036
                                                                            ----------------   -----------------    ---------------
TOTAL NET ASSETS .......................................................    $  3,422,919,593   $   5,414,043,818    $ 3,475,486,504
                                                                            ================   =================   ================

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .....................................................    $  3,422,695,496   $   5,414,184,666    $ 3,475,501,512
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................                   2                 643            172,888
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............             224,095            (141,491)          (187,896)
                                                                            ----------------   -----------------    ---------------
TOTAL NET ASSETS .......................................................    $  3,422,919,593   $   5,414,043,818    $ 3,475,486,504
                                                                            ----------------   -----------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ................................................    $    797,831,449   $   2,902,825,894    $   165,867,836
   SHARES OUTSTANDING - CLASS A ........................................         797,762,927       2,902,943,991        165,836,699
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ..............    $           1.00   $            1.00    $          1.00
   NET ASSETS - CLASS B ................................................                 N/A                 N/A                N/A
   SHARES OUTSTANDING - CLASS B ........................................                 N/A                 N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..............                 N/A                 N/A                N/A
   NET ASSETS - ADMINISTRATOR CLASS ....................................    $    611,207,643                 N/A                N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ............................         611,131,377                 N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..    $           1.00                 N/A                N/A
   NET ASSETS - INSTITUTIONAL CLASS ....................................    $    799,099,088   $   1,451,307,313                N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................         799,101,861       1,451,507,490                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..    $           1.00   $            1.00                N/A
   NET ASSETS - INVESTOR CLASS .........................................                 N/A                 N/A                N/A
   SHARES OUTSTANDING - INVESTOR CLASS .................................                 N/A                 N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .......                 N/A                 N/A                N/A
   NET ASSETS - SERVICE CLASS ..........................................    $  1,214,781,413   $   1,059,910,611    $ 3,309,618,668
   SHARES OUTSTANDING - SERVICE CLASS ..................................       1,214,518,636       1,059,949,444      3,309,669,722
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ........    $           1.00   $            1.00    $          1.00
                                                                            ----------------   -----------------    ---------------
INVESTMENTS AT COST ....................................................    $  3,463,624,106   $   5,419,751,436    $ 3,481,491,799
                                                                            ================   =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS             STATEMENTS OF OPERATIONS --
                                                        FOR THE SIX MONTHS ENDED
                                                  SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          CALIFORNIA TAX-FREE            GOVERNMENT
                                                                            MONEY MARKET FUND     MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...........................................................         $  33,069,622        $  180,218,886
                                                                                -------------        --------------
TOTAL INVESTMENT INCOME ...............................................            33,069,622           180,218,886
                                                                                -------------        --------------

EXPENSES
   ADVISORY FEES ......................................................             3,858,091             5,607,314
   ADMINISTRATION FEES
     FUND LEVEL .......................................................               678,432             2,442,468
     CLASS A ..........................................................             2,517,904               774,903
     CLASS B ..........................................................                   N/A                   N/A
     ADMINISTRATOR CLASS ..............................................                   N/A               377,904
     INSTITUTIONAL CLASS ..............................................                   N/A             1,741,547
     INVESTOR CLASS ...................................................                   N/A                   N/A
     SERVICE CLASS ....................................................               254,835             3,240,297
   CUSTODY FEES .......................................................               271,373             1,121,463
   SHAREHOLDER SERVICING FEES .........................................             3,392,162             8,009,095
   ACCOUNTING FEES ....................................................                74,665               279,582
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..........................................................                   N/A                   N/A
   AUDIT FEES .........................................................                 9,372                 9,428
   LEGAL FEES .........................................................                26,883               100,853
   REGISTRATION FEES ..................................................                   507                13,570
   SHAREHOLDER REPORTS ................................................                15,382                86,112
   TRUSTEES' FEES .....................................................                 3,682                 3,682
   OTHER FEES AND EXPENSES ............................................                25,915                61,213
                                                                                -------------        --------------
TOTAL EXPENSES ........................................................            11,129,203            23,869,431
                                                                                -------------        --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)                                     (2,735,569)           (2,425,780)
  NET EXPENSES ........................................................             8,393,634            21,443,651
                                                                                -------------        --------------
NET INVESTMENT INCOME (LOSS) ..........................................            24,675,988           158,775,235
                                                                                -------------        --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................                46,404                     0
                                                                                -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......         $  24,722,392        $  158,775,235
                                                                                =============        ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2005 (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                  MINNESOTA
                                                                          MONEY MARKET FUND       MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...........................................................         $   1,622,532        $  121,762,378
                                                                                -------------        --------------
TOTAL INVESTMENT INCOME ...............................................             1,622,532           121,762,378
                                                                                -------------        --------------

EXPENSES
   ADVISORY FEES ......................................................               195,382            10,153,755
   ADMINISTRATION FEES
     FUND LEVEL .......................................................                32,564             1,756,382
     CLASS A ..........................................................               143,280             6,022,112
     CLASS B ..........................................................                   N/A             1,447,230
     ADMINISTRATOR CLASS ..............................................                   N/A                   N/A
     INSTITUTIONAL CLASS ..............................................                   N/A                   N/A
     INVESTOR CLASS ...................................................                   N/A             1,412,723
     SERVICE CLASS ....................................................                   N/A                   N/A
   CUSTODY FEES .......................................................                13,025               752,128
   SHAREHOLDER SERVICING FEES .........................................               162,818             9,393,481
   ACCOUNTING FEES ....................................................                13,231               191,416
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..........................................................                   N/A             4,933,741
   AUDIT FEES .........................................................                 8,113                11,709
   LEGAL FEES .........................................................                   988                70,461
   REGISTRATION FEES ..................................................                     0                52,947
   SHAREHOLDER REPORTS ................................................                 2,194               315,066
   TRUSTEES' FEES .....................................................                 3,682                 3,682
   OTHER FEES AND EXPENSES ............................................                 1,952                15,699
                                                                                -------------        --------------
TOTAL EXPENSES ........................................................               577,229            36,532,532
                                                                                -------------        --------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)                                        (56,211)           (3,442,623)
  NET EXPENSES ........................................................               521,018            33,089,909
                                                                                -------------        --------------
NET INVESTMENT INCOME (LOSS) ..........................................             1,101,514            88,672,469
                                                                                -------------        --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................                  (326)              (45,051)
                                                                                -------------        --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......         $   1,101,188        $   88,627,418
                                                                                =============        ==============

                                                                        NATIONAL TAX-FREE         TREASURY PLUS       100% TREASURY
                                                                        MONEY MARKET FUND     MONEY MARKET FUND   MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...........................................................     $  49,159,881         $  81,533,742       $  48,723,703
                                                                            -------------         -------------       -------------
TOTAL INVESTMENT INCOME ...............................................        49,159,881            81,533,742          48,723,703
                                                                            -------------         -------------       -------------

EXPENSES
   ADVISORY FEES ......................................................         1,975,425             2,611,406           4,615,636
   ADMINISTRATION FEES
     FUND LEVEL .......................................................           987,712             1,296,599             816,168
     CLASS A ..........................................................           827,999             3,069,802             196,111
     CLASS B ..........................................................               N/A                   N/A                 N/A
     ADMINISTRATOR CLASS ..............................................           333,671                   N/A                 N/A
     INSTITUTIONAL CLASS ..............................................           482,879               533,480                 N/A
     INVESTOR CLASS ...................................................               N/A                   N/A                 N/A
     SERVICE CLASS ....................................................           794,151               659,029           1,851,833
   CUSTODY FEES .......................................................           396,385               522,281             326,467
   SHAREHOLDER SERVICING FEES .........................................         2,929,060             4,861,388           4,080,839
   ACCOUNTING FEES ....................................................           106,709               134,228              87,748
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ..........................................................               N/A                   N/A                 N/A
   AUDIT FEES .........................................................             9,345                 9,376               9,376
   LEGAL FEES .........................................................            22,127                45,876              30,951
   REGISTRATION FEES ..................................................            26,236                23,312              25,179
   SHAREHOLDER REPORTS ................................................            20,525                88,698                  50
   TRUSTEES' FEES .....................................................             3,682                 3,682               3,682
   OTHER FEES AND EXPENSES ............................................            28,173                64,793               8,445
                                                                            -------------         -------------       -------------
TOTAL EXPENSES ........................................................         8,944,079            13,923,950          12,052,485
                                                                            -------------         -------------       -------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3)                                 (1,311,889)             (774,042)         (3,757,210)
  NET EXPENSES ........................................................         7,632,190            13,149,908           8,295,275
                                                                            -------------         -------------       -------------
NET INVESTMENT INCOME (LOSS) ..........................................        41,527,691            68,383,834          40,428,428
                                                                            -------------         -------------       -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................           316,298                31,054             (73,666)
                                                                            -------------         -------------       -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......     $  41,843,989         $  68,414,888       $  40,354,762
                                                                            =============         =============       =============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       CALIFORNIA TAX-FREE
                                                                                                        MONEY MARKET FUND
                                                                                               ------------------------------------
                                                                                               FOR THE SIX MONTHS           FOR THE
                                                                                               ENDED SEPTEMBER 30,       YEAR ENDED
                                                                                                  2005 (UNAUDITED)   MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.....................................................................   $   2,779,262,878   $  2,630,173,391
OPERATIONS:
   NET INVESTMENT INCOME (LOSS).............................................................          24,675,988         20,705,802
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..................................................              46,404             43,043
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................          24,722,392         20,748,845
                                                                                               -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A................................................................................         (20,465,080)       (17,377,220)
     CLASS B................................................................................                 N/A                N/A
     ADMINISTRATOR CLASS....................................................................                 N/A                N/A
     INSTITUTIONAL CLASS....................................................................                 N/A                N/A
     INVESTOR CLASS.........................................................................                 N/A                N/A
     SERVICE CLASS..........................................................................          (4,210,908)        (3,328,633)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A................................................................................                   0           (193,610)
     CLASS B................................................................................                 N/A                N/A
     ADMINISTRATOR CLASS....................................................................                 N/A                N/A
     INSTITUTIONAL CLASS....................................................................                 N/A                N/A
     INVESTOR CLASS.........................................................................                 N/A                N/A
     SERVICE CLASS..........................................................................                   0            (37,086)
                                                                                               -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................         (24,675,988)       (20,936,549)
                                                                                               -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A......................................................       1,921,166,926      3,507,961,907
   REINVESTMENT OF DISTRIBUTIONS - CLASS A..................................................          18,427,856         15,629,406
   COST OF SHARES REDEEMED - CLASS A........................................................      (2,105,927,753)    (3,363,212,712)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A...        (166,332,971)       160,378,601
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B......................................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B..................................................                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS B........................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B...                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS..........................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS......................................                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS............................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS......................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS..........................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS......................................                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS............................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS......................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS...............................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS...........................................                 N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS.................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS...........................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS................................................         540,048,113        899,858,046
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS............................................           2,762,307          2,327,260
   COST OF SHARES REDEEMED - SERVICE CLASS..................................................        (468,234,106)      (913,286,716)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ...................................................................................          74,576,314        (11,101,410)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL.....         (91,756,657)       149,277,191
                                                                                               =================   ================
NET INCREASE (DECREASE) IN NET ASSETS.......................................................         (91,710,253)       149,089,487
                                                                                               =================   ================
ENDING NET ASSETS...........................................................................   $   2,687,552,625   $  2,779,262,878
                                                                                               =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                           GOVERNMENT
                                                                                                       MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.....................................................................   $ 10,359,039,186    $  6,765,162,199
OPERATIONS:
   NET INVESTMENT INCOME (LOSS).............................................................        158,775,235         133,906,897
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..................................................                  0              12,629
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................        158,775,235         133,919,526
                                                                                               -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A................................................................................          (9,164,320)        (5,344,390)
     CLASS B................................................................................                 N/A                N/A
     ADMINISTRATOR CLASS....................................................................         (10,846,854)        (7,359,497)
     INSTITUTIONAL CLASS....................................................................         (65,680,270)       (53,296,190)
     INVESTOR CLASS.........................................................................                 N/A                N/A
     SERVICE CLASS..........................................................................         (73,083,792)       (67,906,820)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A................................................................................                   0               (753)
     CLASS B................................................................................                 N/A                N/A
     ADMINISTRATOR CLASS....................................................................                   0             (1,037)
     INSTITUTIONAL CLASS....................................................................                   0             (7,510)
     INVESTOR CLASS.........................................................................                 N/A                N/A
     SERVICE CLASS..........................................................................                   0             (9,568)
                                                                                               -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................        (158,775,236)      (133,925,765)
                                                                                               -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A......................................................         710,614,036        665,433,163
   REINVESTMENT OF DISTRIBUTIONS - CLASS A..................................................           8,900,011          5,244,228
   COST OF SHARES REDEEMED - CLASS A........................................................        (408,905,926)      (469,014,824)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A...         310,608,121        201,662,567
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B......................................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B..................................................                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS B........................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B...                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS..........................................       3,078,206,275      6,726,797,286
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS......................................           8,821,720          3,947,147
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS............................................      (2,944,043,257)    (6,294,511,632)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS......................................................................         142,984,738        436,232,801
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS..........................................      21,114,331,507     35,402,384,904
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS......................................          24,576,820         14,119,050
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS............................................     (20,729,350,193)   (32,923,357,239)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS......................................................................         409,558,134      2,493,146,715
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS...............................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS...........................................                 N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS.................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS...........................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS................................................      18,995,183,033     37,225,402,698
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS............................................           8,090,288          9,082,897
   COST OF SHARES REDEEMED - SERVICE CLASS..................................................     (19,314,020,107)   (36,771,644,452)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ...................................................................................        (310,746,786)       462,841,143
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL.....         552,404,207      3,593,883,226
                                                                                               =================   ================
NET INCREASE (DECREASE) IN NET ASSETS.......................................................         552,404,206      3,593,876,987
                                                                                               =================   ================
ENDING NET ASSETS...........................................................................   $  10,911,443,392   $ 10,359,039,186
                                                                                               =================   ================

                                                                                                           MINNESOTA
                                                                                                       MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.....................................................................   $     119,147,691   $    117,236,798
OPERATIONS:
   NET INVESTMENT INCOME (LOSS).............................................................           1,101,514            690,332
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..................................................                (326)           (15,025)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................           1,101,188            675,307
                                                                                               -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A................................................................................          (1,101,513)          (690,333)
     CLASS B................................................................................                 N/A                N/A
     ADMINISTRATOR CLASS....................................................................                 N/A                N/A
     INSTITUTIONAL CLASS....................................................................                 N/A                N/A
     INVESTOR CLASS.........................................................................                 N/A                N/A
     SERVICE CLASS..........................................................................                 N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A................................................................................                   0            (36,088)
     CLASS B................................................................................                 N/A                N/A
     ADMINISTRATOR CLASS....................................................................                 N/A                N/A
     INSTITUTIONAL CLASS....................................................................                 N/A                N/A
     INVESTOR CLASS.........................................................................                 N/A                N/A
     SERVICE CLASS..........................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................          (1,101,513)          (726,421)
                                                                                               -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A......................................................         161,473,222        203,357,237
   REINVESTMENT OF DISTRIBUTIONS - CLASS A..................................................           1,072,453            717,909
   COST OF SHARES REDEEMED - CLASS A........................................................        (136,025,453)      (202,113,139)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A...          26,520,222          1,962,007
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B......................................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B..................................................                 N/A                N/A
   COST OF SHARES REDEEMED - CLASS B........................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B...                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS..........................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS......................................                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS............................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS......................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS..........................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS......................................                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS............................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS......................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS...............................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS...........................................                 N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS.................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS...........................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS................................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS............................................                 N/A                N/A
   COST OF SHARES REDEEMED - SERVICE CLASS..................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ...................................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL.....          26,520,222          1,962,007
                                                                                               =================   ================
NET INCREASE (DECREASE) IN NET ASSETS.......................................................          26,519,897          1,910,893
                                                                                               =================   ================
ENDING NET ASSETS...........................................................................   $     145,667,588   $    119,147,691
                                                                                               =================   ================

                                                                                                        MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS.....................................................................   $   6,562,374,104   $  7,285,971,813
OPERATIONS:
   NET INVESTMENT INCOME (LOSS).............................................................          88,672,469         61,267,134
   NET REALIZED GAIN (LOSS) ON INVESTMENTS..................................................             (45,051)          (232,379)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................         88,627,418         61,034,755
                                                                                               -----------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A................................................................................         (67,923,929)       (55,348,767)
     CLASS B................................................................................         (11,354,108)        (5,918,369)
     ADMINISTRATOR CLASS....................................................................                 N/A                N/A
     INSTITUTIONAL CLASS....................................................................                 N/A                N/A
     INVESTOR CLASS.........................................................................          (9,394,434)               N/A
     SERVICE CLASS..........................................................................                 N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A................................................................................                   0             (4,045)
     CLASS B................................................................................                   0               (433)
     ADMINISTRATOR CLASS....................................................................                 N/A                N/A
     INSTITUTIONAL CLASS....................................................................                 N/A                N/A
     INVESTOR CLASS.........................................................................                   0                N/A
     SERVICE CLASS..........................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.........................................................         (88,672,471)       (61,271,614)
                                                                                               -----------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A......................................................       3,745,769,846      6,208,728,777
   REINVESTMENT OF DISTRIBUTIONS - CLASS A..................................................          64,717,965         52,730,502
   COST OF SHARES REDEEMED - CLASS A........................................................      (3,086,268,275)    (6,687,490,639)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A...         724,219,536       (426,031,360)
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B......................................................       1,212,915,289      1,900,115,821
   REINVESTMENT OF DISTRIBUTIONS - CLASS B..................................................          11,180,286          5,909,213
   COST OF SHARES REDEEMED - CLASS B........................................................      (1,217,773,436)    (2,203,354,524)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B...           6,322,139       (297,329,490)
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS..........................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS......................................                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS............................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS......................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS..........................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS......................................                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS............................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS......................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS...............................................       2,098,202,138                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS...........................................           8,867,880                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS.................................................      (1,387,229,814)               N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS...........................................................................         719,840,204                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS................................................                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS............................................                 N/A                N/A
   COST OF SHARES REDEEMED - SERVICE CLASS..................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ...................................................................................                 N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - TOTAL.....       1,450,381,879       (723,360,850)
                                                                                               =================   ================
NET INCREASE (DECREASE) IN NET ASSETS.......................................................       1,450,336,826       (723,597,709)
                                                                                               =================   ================
ENDING NET ASSETS...........................................................................   $   8,012,710,930   $  6,562,374,104
                                                                                               =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       CALIFORNIA TAX-FREE
                                                                                                        MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A..................................................................         1,921,166,926      3,507,961,907
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A...............................            18,427,857         15,629,406
   SHARES REDEEMED - CLASS A..............................................................        (2,105,927,753)    (3,363,212,712)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A...................................          (166,332,970)       160,378,601
                                                                                               -----------------   ----------------
   SHARES SOLD - CLASS B..................................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B...............................                   N/A                N/A
   SHARES REDEEMED - CLASS B..............................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B...................................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS......................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS...................                   N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS..................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS.......................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS......................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...................                   N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS..................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS.......................                   N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS.............................................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS.........................................                   N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS...............................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS............................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - SERVICE CLASS............................................................           540,048,113        899,858,046
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS.........................             2,762,307          2,327,260
   SHARES REDEEMED - SERVICE CLASS........................................................          (468,234,107)      (913,286,716)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS.............................            74,576,313        (11,101,410)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS...           (91,756,657)       149,277,191
                                                                                               =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)..............................     $          (1,037)  $         (1,037)
                                                                                               =================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                          GOVERNMENT
                                                                                                      MONEY MARKET FUND
                                                                                           ----------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A..................................................................           710,614,036        665,433,163
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A...............................             8,900,011          5,244,228
   SHARES REDEEMED - CLASS A..............................................................          (408,905,925)      (469,014,824)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A...................................           310,608,122        201,662,567
                                                                                               -----------------   ----------------
   SHARES SOLD - CLASS B..................................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B...............................                   N/A                N/A
   SHARES REDEEMED - CLASS B..............................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B...................................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS......................................................         3,078,206,274      6,726,797,286
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS...................             8,821,720          3,947,147
   SHARES REDEEMED - ADMINISTRATOR CLASS..................................................        (2,944,043,257)    (6,294,511,632)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS.......................           142,984,737        436,232,801
                                                                                               -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS......................................................        21,114,331,507     35,402,384,904
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...................            24,576,820         14,119,050
   SHARES REDEEMED - INSTITUTIONAL CLASS..................................................       (20,729,350,194)   (32,923,357,239)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS.......................           409,558,133      2,493,146,715
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS.............................................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS.........................................                   N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS...............................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS............................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - SERVICE CLASS............................................................        18,995,183,032     37,225,402,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS.........................             8,090,289          9,082,897
   SHARES REDEEMED - SERVICE CLASS........................................................       (19,314,020,107)   (36,771,644,452)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS.............................          (310,746,786)       462,841,143
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS...           552,404,206      3,593,883,226
                                                                                               =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)..............................     $          31,017   $         31,018
                                                                                               =================   ================

                                                                                                           MINNESOTA
                                                                                                       MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A..................................................................           161,473,222        203,357,235
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A...............................             1,072,453            717,909
   SHARES REDEEMED - CLASS A..............................................................          (136,025,452)      (202,113,139)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A...................................            26,520,223          1,962,005
                                                                                               -----------------   ----------------
   SHARES SOLD - CLASS B..................................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B...............................                   N/A                N/A
   SHARES REDEEMED - CLASS B..............................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B...................................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS......................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS...................                   N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS..................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS.......................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS......................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...................                   N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS..................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS.......................                   N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS.............................................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS.........................................                   N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS...............................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS............................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - SERVICE CLASS............................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS.........................                   N/A                N/A
   SHARES REDEEMED - SERVICE CLASS........................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS.............................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS...            26,520,223          1,962,005
                                                                                               =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)..............................     $               1   $              0
                                                                                               =================   ================

                                                                                                       MONEY MARKET FUND
                                                                                            ---------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A..................................................................         3,745,769,845      6,208,728,777
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A...............................            64,717,965         52,730,501
   SHARES REDEEMED - CLASS A..............................................................        (3,086,268,275)    (6,687,490,639)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A...................................           724,219,535       (426,031,361)
                                                                                               -----------------   ----------------
   SHARES SOLD - CLASS B..................................................................         1,212,915,289      1,900,115,821
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B...............................            11,180,286          5,909,214
   SHARES REDEEMED - CLASS B..............................................................        (1,217,773,436)    (2,203,354,524)
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B...................................             6,322,139       (297,329,489)
                                                                                               -----------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS......................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS...................                   N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS..................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS.......................                   N/A                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS......................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS...................                   N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS..................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS.......................                   N/A                N/A
                                                                                               -----------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS.............................................         2,098,202,136                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS.........................................             8,867,880                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS...............................................        (1,387,229,820)               N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS............................           719,840,196                N/A
                                                                                               -----------------   ----------------
   SHARES SOLD - SERVICE CLASS............................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS.........................                   N/A                N/A
   SHARES REDEEMED - SERVICE CLASS........................................................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS.............................                   N/A                N/A
                                                                                               -----------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS...         1,450,381,870       (723,360,850)
                                                                                               =================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)..............................     $              (2)  $              0
                                                                                               =================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                       NATIONAL TAX-FREE
                                                                                                       MONEY MARKET FUND
                                                                                             -------------------------------------
                                                                                             FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,        YEAR ENDED
                                                                                                2005 (UNAUDITED)    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    2,940,166,170   $  2,186,314,686
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           41,527,691         25,812,613
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................              316,298            (42,034)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................           41,843,989         25,770,579
                                                                                             ------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................................           (6,900,406)        (5,491,503)
     CLASS B .............................................................................                  N/A                N/A
     ADMINISTRATOR CLASS .................................................................           (7,357,902)               N/A
     INSTITUTIONAL CLASS .................................................................          (13,839,545)        (8,196,846)
     INVESTOR CLASS ......................................................................                  N/A                N/A
     SERVICE CLASS .......................................................................          (13,429,836)       (12,124,264)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................................                    0            (78,320)
     CLASS B .............................................................................                  N/A                N/A
     ADMINISTRATOR CLASS .................................................................                    0                N/A
     INSTITUTIONAL CLASS .................................................................                    0           (116,904)
     INVESTOR CLASS ......................................................................                  N/A                N/A
     SERVICE CLASS .......................................................................                    0           (172,918)
                                                                                             ------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................          (41,527,689)       (26,180,755)
                                                                                             ------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................          936,905,824      1,518,234,814
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................            6,750,568          5,512,460
   COST OF SHARES REDEEMED - CLASS A .....................................................         (858,289,478)    (1,432,897,857)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A            85,366,914         90,849,417
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................                  N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .....................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B                   N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................        2,202,045,801                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................            6,881,261                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................       (1,597,773,212)               N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................          611,153,850                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................        4,753,669,380      6,349,839,660
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................            6,155,455          4,396,109
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................       (4,993,060,119)    (5,624,007,925)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................         (233,235,284)       730,227,844
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................                  N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................                  N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................................        1,857,578,835      2,722,964,422
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................................            5,430,708          4,566,856
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................................       (1,843,857,900)    (2,794,346,879)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS .........................................................................           19,151,643        (66,815,601)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........          482,437,123        754,261,660
                                                                                             ==================   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................................          482,753,423        753,851,484
                                                                                             ==================   ================
ENDING NET ASSETS ........................................................................   $    3,422,919,593   $  2,940,166,170
                                                                                             ==================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                         TREASURY PLUS
                                                                                                       MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                             FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,        YEAR ENDED
                                                                                                2005 (UNAUDITED)    MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    4,971,385,295   $  5,747,241,499
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           68,383,834         55,981,315
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................               31,054           (163,649)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................           68,414,888         55,817,666
                                                                                             ------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................................          (34,530,299)       (24,276,293)
     CLASS B .............................................................................                  N/A                N/A
     ADMINISTRATOR CLASS .................................................................                  N/A                N/A
     INSTITUTIONAL CLASS .................................................................          (19,565,325)       (19,346,848)
     INVESTOR CLASS ......................................................................                  N/A                N/A
     SERVICE CLASS .......................................................................          (14,288,211)       (12,358,177)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................................                    0             (1,993)
     CLASS B .............................................................................                  N/A                N/A
     ADMINISTRATOR CLASS .................................................................                  N/A                N/A
     INSTITUTIONAL CLASS .................................................................                    0             (1,588)
     INVESTOR CLASS ......................................................................                  N/A                N/A
     SERVICE CLASS .......................................................................                    0             (1,015)
                                                                                             ------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................          (68,383,835)       (55,985,914)
                                                                                             ------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................        6,596,879,441     10,429,884,979
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................           10,911,927          7,427,144
   COST OF SHARES REDEEMED - CLASS A .....................................................       (6,201,937,718)   (10,398,131,297)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A           405,853,650         39,180,826
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................                  N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .....................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B                   N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................                  N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................                  N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................        9,986,691,153     30,679,921,452
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................            7,121,009          5,919,568
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................       (9,811,147,078)   (31,381,603,066)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................          182,665,084       (695,762,046)
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................                  N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................                  N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................................        7,029,929,057     18,558,403,584
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................................            1,934,847          1,815,019
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................................       (7,177,755,168)   (18,679,325,339)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS .........................................................................         (145,891,264)      (119,106,736)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........          442,627,470       (775,687,956)
                                                                                             ==================   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................................          442,658,523       (775,856,204)
                                                                                             ==================   ================
ENDING NET ASSETS ........................................................................   $    5,414,043,818   $  4,971,385,295
                                                                                             ==================   ================

                                                                                                        100% TREASURY
                                                                                                      MONEY MARKET FUND
                                                                                             -------------------------------------
                                                                                             FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,        YEAR ENDED
                                                                                                2005 (UNAUDITED)    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $    3,192,222,434   $  3,140,902,133
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................           40,428,428         34,956,971
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................              (73,666)               999
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................           40,354,762         34,957,970
                                                                                             ------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A .............................................................................           (2,070,238)        (1,554,213)
     CLASS B .............................................................................                  N/A                N/A
     ADMINISTRATOR CLASS .................................................................                  N/A                N/A
     INSTITUTIONAL CLASS .................................................................                  N/A                N/A
     INVESTOR CLASS ......................................................................                  N/A                N/A
     SERVICE CLASS .......................................................................          (38,358,191)       (33,402,758)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A .............................................................................                    0             (3,210)
     CLASS B .............................................................................                  N/A                N/A
     ADMINISTRATOR CLASS .................................................................                  N/A                N/A
     INSTITUTIONAL CLASS .................................................................                  N/A                N/A
     INVESTOR CLASS ......................................................................                  N/A                N/A
     SERVICE CLASS .......................................................................                    0            (68,994)
                                                                                             ------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................          (40,428,429)       (35,029,175)
                                                                                             ------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ...................................................          243,706,040        319,141,466
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ...............................................            2,030,227          1,544,672
   COST OF SHARES REDEEMED - CLASS A .....................................................         (240,096,955)      (323,331,614)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS A             5,639,312         (2,645,476)
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - CLASS B ...................................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ...............................................                  N/A                N/A
   COST OF SHARES REDEEMED - CLASS B .....................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - CLASS B                   N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS .......................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ...................................                  N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS .........................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   ADMINISTRATOR CLASS ...................................................................                  N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS .......................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ...................................                  N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS .........................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INSTITUTIONAL CLASS ...................................................................                  N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................                  N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   INVESTOR CLASS ........................................................................                  N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS .............................................       10,146,374,453     17,521,081,934
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .........................................            5,796,393          4,347,987
   COST OF SHARES REDEEMED - SERVICE CLASS ...............................................       (9,874,472,421)   (17,471,392,939)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
   SERVICE CLASS .........................................................................          277,698,425         54,036,982
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........          283,337,737         51,391,506
                                                                                             ==================   ================
NET INCREASE (DECREASE) IN NET ASSETS ....................................................          283,264,070         51,320,301
                                                                                             ==================   ================
ENDING NET ASSETS ........................................................................   $    3,475,486,504   $  3,192,222,434
                                                                                             ==================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                         NATIONAL TAX-FREE
                                                                                                         MONEY MARKET FUND
                                                                                             -------------------------------------
                                                                                             FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,        YEAR ENDED
                                                                                                2005 (UNAUDITED)    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................          936,905,824      1,518,234,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................            6,750,568          5,512,459
   SHARES REDEEMED - CLASS A .............................................................         (858,289,478)    (1,432,897,857)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................           85,366,914         90,849,416
                                                                                             ------------------   ----------------
   SHARES SOLD - CLASS B .................................................................                  N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                  N/A                N/A
   SHARES REDEEMED - CLASS B .............................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................                  N/A                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................        2,202,023,328                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................            6,881,261                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................       (1,597,773,212)               N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................          611,131,377                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................        4,753,669,380      6,349,839,660
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................            6,155,455          4,396,109
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................       (4,993,060,119)    (5,624,007,925)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................         (233,235,284)       730,227,844
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................                  N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................                  N/A                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................................        1,857,578,835      2,722,964,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................            5,430,708          4,566,856
   SHARES REDEEMED - SERVICE CLASS .......................................................       (1,843,857,899)    (2,794,346,879)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............................           19,151,644        (66,815,433)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          482,414,651        754,261,827
                                                                                             ==================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $                2   $              0
                                                                                             ==================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                         TREASURY PLUS
                                                                                                       MONEY MARKET FUND
                                                                                             --------------------------------------
                                                                                             FOR THE SIX MONTHS             FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................        6,596,879,441     10,429,884,979
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................           10,911,927          7,427,144
   SHARES REDEEMED - CLASS A .............................................................       (6,201,937,719)   (10,398,131,297)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................          405,853,649         39,180,826
                                                                                             ------------------   ----------------
   SHARES SOLD - CLASS B .................................................................                  N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                  N/A                N/A
   SHARES REDEEMED - CLASS B .............................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................                  N/A                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................                  N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                  N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                  N/A                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................        9,986,691,153     30,679,921,450
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................            7,121,009          5,919,568
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................       (9,811,147,078)   (31,381,603,066)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................          182,665,084       (695,762,048)
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................                  N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................                  N/A                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................................        7,029,929,057     18,558,403,584
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................            1,934,847          1,815,019
   SHARES REDEEMED - SERVICE CLASS .......................................................       (7,177,755,168)   (18,679,325,339)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............................         (145,891,264)      (119,106,736)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          442,627,469       (775,687,958)
                                                                                             ==================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $              643   $            644
                                                                                             ==================   ================

                                                                                                        100% TREASURY
                                                                                                      MONEY MARKET FUND
                                                                                             ------------------------------------
                                                                                             FOR THE SIX MONTHS           FOR THE
                                                                                             ENDED SEPTEMBER 30,       YEAR ENDED
                                                                                                2005 (UNAUDITED)   MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................................          243,706,040        319,141,466
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................            2,030,228          1,544,672
   SHARES REDEEMED - CLASS A .............................................................         (240,096,955)      (323,331,614)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................................            5,639,313         (2,645,476)
                                                                                             ------------------   ----------------
   SHARES SOLD - CLASS B .................................................................                  N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                  N/A                N/A
   SHARES REDEEMED - CLASS B .............................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................................                  N/A                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................................                  N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                  N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......................                  N/A                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................................                  N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                  N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......................                  N/A                N/A
                                                                                             ------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS ............................................                  N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ........................................                  N/A                N/A
   COST OF SHARES REDEEMED - INVESTOR CLASS ..............................................                  N/A                N/A
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ...........................                  N/A                N/A
                                                                                             ------------------   ----------------
   SHARES SOLD - SERVICE CLASS ...........................................................       10,146,374,453     17,521,081,937
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................            5,796,393          4,347,987
   SHARES REDEEMED - SERVICE CLASS .......................................................       (9,874,472,422)   (17,471,392,939)
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ............................          277,698,424         54,036,985
                                                                                             ------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..          283,337,737         51,391,509
                                                                                             ==================   ================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $          172,888   $        172,889
                                                                                             ==================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                     NET REALIZED
                                                    BEGINNING                                 AND    DISTRIBUTIONS
                                                    NET ASSET             NET          UNREALIZED         FROM NET
                                                    VALUE PER      INVESTMENT      GAIN (LOSS) ON       INVESTMENT
                                                        SHARE          INCOME         INVESTMENTS           INCOME
-------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....   $1.00            0.01                0.00            (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .....................   $1.00            0.00                0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .....................   $1.00            0.02                0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .....................   $1.00            0.03                0.00            (0.03)

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....   $1.00            0.01                0.00            (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .....................   $1.00            0.00                0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .....................   $1.00            0.03                0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .....................   $1.00            0.06                0.00            (0.06)

MINNESOTA MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....   $1.00            0.01                0.00            (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .....................   $1.00            0.00                0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .....................   $1.00            0.02                0.00            (0.02)
AUGUST 14, 2000(3) TO MARCH 31, 2001 ................   $1.00            0.02                0.00            (0.02)

MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....   $1.00            0.01                0.00            (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .....................   $1.00            0.00                0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .....................   $1.00            0.03                0.00            (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .....................   $1.00            0.06                0.00            (0.06)
CLASS B
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....   $1.00            0.01                0.00            (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .....................   $1.00            0.00                0.00             0.00
APRIL 1, 2003 TO MARCH 31, 2004 .....................   $1.00            0.00                0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................   $1.00            0.00                0.00             0.00
APRIL 1, 2001 TO MARCH 31, 2002 .....................   $1.00            0.02                0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .....................   $1.00            0.05                0.00            (0.05)
INVESTOR CLASS
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005
(UNAUDITED)...................... ...................   $1.00            0.01                0.00            (0.01)

NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....   $1.00            0.01                0.00            (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .....................   $1.00            0.01                0.00            (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ..................   $1.00            0.00                0.00             0.00

TREASURY PLUS MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....   $1.00            0.01                0.00            (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .....................   $1.00            0.01                0.00            (0.01)
JULY 28, 2003(3) TO MARCH 31, 2004 ..................   $1.00            0.00                0.00             0.00

100% TREASURY MONEY MARKET FUND
-------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....   $1.00            0.01                0.00            (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .....................   $1.00            0.00                0.00             0.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................   $1.00            0.01                0.00            (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .....................   $1.00            0.02                0.00            (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .....................   $1.00            0.05                0.00            (0.05)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS          ENDING
                                                           FROM NET       NET ASSET
                                                           REALIZED       VALUE PER
                                                              GAINS           SHARE
-----------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....          0.00           $1.00
APRIL 1, 2004 TO MARCH 31, 2005 .....................          0.00           $1.00
APRIL 1, 2003 TO MARCH 31, 2004 .....................          0.00           $1.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................          0.00           $1.00
APRIL 1, 2001 TO MARCH 31, 2002 .....................          0.00           $1.00
APRIL 1, 2000 TO MARCH 31, 2001 .....................          0.00           $1.00

GOVERNMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....          0.00           $1.00
APRIL 1, 2004 TO MARCH 31, 2005 .....................          0.00           $1.00
APRIL 1, 2003 TO MARCH 31, 2004 .....................          0.00           $1.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................          0.00           $1.00
APRIL 1, 2001 TO MARCH 31, 2002 .....................          0.00           $1.00
APRIL 1, 2000 TO MARCH 31, 2001 .....................          0.00           $1.00

MINNESOTA MONEY MARKET FUND
-----------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....          0.00           $1.00
APRIL 1, 2004 TO MARCH 31, 2005 .....................          0.00           $1.00
APRIL 1, 2003 TO MARCH 31, 2004 .....................          0.00           $1.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................          0.00           $1.00
APRIL 1, 2001 TO MARCH 31, 2002 .....................          0.00           $1.00
AUGUST 14, 2000(3) TO MARCH 31, 2001 ................          0.00           $1.00

MONEY MARKET FUND
-----------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....          0.00           $1.00
APRIL 1, 2004 TO MARCH 31, 2005 .....................          0.00           $1.00
APRIL 1, 2003 TO MARCH 31, 2004 .....................          0.00           $1.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................          0.00           $1.00
APRIL 1, 2001 TO MARCH 31, 2002 .....................          0.00           $1.00
APRIL 1, 2000 TO MARCH 31, 2001 .....................          0.00           $1.00
CLASS B
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....          0.00           $1.00
APRIL 1, 2004 TO MARCH 31, 2005 .....................          0.00           $1.00
APRIL 1, 2003 TO MARCH 31, 2004 .....................          0.00           $1.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................          0.00           $1.00
APRIL 1, 2001 TO MARCH 31, 2002 .....................          0.00           $1.00
APRIL 1, 2000 TO MARCH 31, 2001 .....................          0.00           $1.00
INVESTOR CLASS
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005
(UNAUDITED)...................... ...................          0.00           $1.00

NATIONAL TAX-FREE MONEY MARKET FUND
-----------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....          0.00           $1.00
APRIL 1, 2004 TO MARCH 31, 2005 .....................          0.00           $1.00
JULY 28, 2003(3) TO MARCH 31, 2004 ..................          0.00           $1.00

TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....          0.00           $1.00
APRIL 1, 2004 TO MARCH 31, 2005 .....................          0.00           $1.00
JULY 28, 2003(3) TO MARCH 31, 2004 ..................          0.00           $1.00

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....          0.00           $1.00
APRIL 1, 2004 TO MARCH 31, 2005 .....................          0.00           $1.00
APRIL 1, 2003 TO MARCH 31, 2004 .....................          0.00           $1.00
APRIL 1, 2002 TO MARCH 31, 2003 .....................          0.00           $1.00
APRIL 1, 2001 TO MARCH 31, 2002 .....................          0.00           $1.00
APRIL 1, 2000 TO MARCH 31, 2001 .....................          0.00           $1.00


                                                 RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                ----------------------------------------------
                                                          NET                                                  NET ASSETS AT
                                                   INVESTMENT       GROSS   EXPENSES       NET         TOTAL   END OG PERIOD
                                                INCOME (LOSS)    EXPENSES     WAIVED  EXPENSES     RETURN(2) (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....    1.79%       0.84%     (0.19)%    0.65%         0.90%    $ 2,256,877
APRIL 1, 2004 TO MARCH 31, 2005 .....................    0.78%       0.84%     (0.19)%    0.65%         0.79%    $ 2,423,170
APRIL 1, 2003 TO MARCH 31, 2004 .....................    0.36%       0.85%     (0.20)%    0.65%         0.36%    $ 2,262,957
APRIL 1, 2002 TO MARCH 31, 2003 .....................    0.72%       0.77%     (0.12)%    0.65%         0.73%    $ 2,357,684
APRIL 1, 2001 TO MARCH 31, 2002 .....................    1.52%       0.77%     (0.12)%    0.65%         1.54%    $ 2,448,719
APRIL 1, 2000 TO MARCH 31, 2001 .....................    2.93%       0.77%     (0.12)%    0.65%         2.99%    $ 2,528,345

GOVERNMENT MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....    2.60%       0.64%      0.00%     0.64%         1.29%    $   877,440
APRIL 1, 2004 TO MARCH 31, 2005 .....................    1.17%       0.65%      0.00%     0.65%         1.11%    $   566,832
APRIL 1, 2003 TO MARCH 31, 2004 .....................    0.46%       0.71%     (0.04)%    0.67%         0.47%    $   365,169
APRIL 1, 2002 TO MARCH 31, 2003 .....................    0.97%       0.81%     (0.06)%    0.75%         1.02%    $   245,642
APRIL 1, 2001 TO MARCH 31, 2002 .....................    2.33%       1.00%     (0.25)%    0.75%         2.60%    $   144,577
APRIL 1, 2000 TO MARCH 31, 2001 .....................    5.69%       0.81%     (0.06)%    0.75%         5.70%    $    72,460

MINNESOTA MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....    1.69%       0.89%     (0.09)%    0.80%         0.85%    $   145,668
APRIL 1, 2004 TO MARCH 31, 2005 .....................    0.66%       0.89%     (0.09)%    0.80%         0.68%    $   119,148
APRIL 1, 2003 TO MARCH 31, 2004 .....................    0.28%       0.90%     (0.10)%    0.80%         0.28%    $   117,237
APRIL 1, 2002 TO MARCH 31, 2003 .....................    0.72%       0.83%     (0.03)%    0.80%         0.73%    $   127,193
APRIL 1, 2001 TO MARCH 31, 2002 .....................    1.65%       0.83%     (0.03)%    0.80%         1.75%    $   141,873
AUGUST 14, 2000(3) TO MARCH 31, 2001 ................    2.03%       0.56%     (0.05)%    0.51%         2.07%    $   113,871

MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....    2.48%       0.82%     (0.06)%    0.76%         1.24%    $ 5,992,878
APRIL 1, 2004 TO MARCH 31, 2005 .....................    1.02%       0.87%     (0.11)%    0.76%         1.03%    $ 5,268,694
APRIL 1, 2003 TO MARCH 31, 2004 .....................    0.41%       0.93%     (0.17)%    0.76%         0.41%    $ 5,694,911
APRIL 1, 2002 TO MARCH 31, 2003 .....................    1.01%       0.97%     (0.21)%    0.76%         1.01%    $ 6,728,119
APRIL 1, 2001 TO MARCH 31, 2002 .....................    2.58%       0.97%     (0.21)%    0.76%         2.54%    $ 7,835,864
APRIL 1, 2000 TO MARCH 31, 2001 .....................    5.60%       0.95%     (0.19)%    0.76%         5.77%    $14,406,458
CLASS B
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....    1.73%       1.57%     (0.06)%    1.51%         0.86%    $ 1,299,992
APRIL 1, 2004 TO MARCH 31, 2005 .....................    0.41%       1.62%     (0.28)%    1.34%         0.44%    $ 1,293,680
APRIL 1, 2003 TO MARCH 31, 2004 .....................    0.12%       1.68%     (0.63)%    1.05%         0.12%    $ 1,591,061
APRIL 1, 2002 TO MARCH 31, 2003 .....................    0.32%       1.61%     (0.15)%    1.46%         0.31%    $ 1,882,817
APRIL 1, 2001 TO MARCH 31, 2002 .....................    1.76%       1.60%     (0.09)%    1.51%         1.78%    $ 2,373,287
APRIL 1, 2000 TO MARCH 31, 2001 .....................    4.86%       1.69%     (0.18)%    1.51%         4.99%    $ 2,493,119
INVESTOR CLASS
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 (UNAUDITED)..    2.59%       0.99%     (0.34)%    0.65%         1.24%    $   719,841

NATIONAL TAX-FREE MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....    1.83%       0.65%      0.00%     0.65%         0.92%    $   797,831
APRIL 1, 2004 TO MARCH 31, 2005 .....................    0.80%       0.65%      0.00%     0.65%         0.82%    $   712,405
JULY 28, 2003(3) TO MARCH 31, 2004 ..................    0.37%       0.65%      0.00%     0.65%         0.25%    $   621,663

TREASURY PLUS MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....    2.47%       0.65%      0.00%     0.65%         1.24%    $ 2,902,826
APRIL 1, 2004 TO MARCH 31, 2005 .....................    1.02%       0.66%     (0.01)%    0.65%         1.02%    $ 2,496,955
JULY 28, 2003(3) TO MARCH 31, 2004 ..................    0.39%       0.66%     (0.01)%    0.65%         0.26%    $ 2,457,864

100% TREASURY MONEY MARKET FUND
----------------------------------------------------------------------------------------------------------------------------
CLASS A
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....    2.32%       0.83%     (0.18)%    0.65%         1.17%    $   165,868
APRIL 1, 2004 TO MARCH 31, 2005 .....................    0.94%       0.86%     (0.21)%    0.65%         0.96%    $   160,233
APRIL 1, 2003 TO MARCH 31, 2004 .....................    0.37%       0.90%     (0.25)%    0.65%         0.36%    $   162,883
APRIL 1, 2002 TO MARCH 31, 2003 .....................    0.94%       0.81%     (0.16)%    0.65%         0.96%    $   209,285
APRIL 1, 2001 TO MARCH 31, 2002 .....................    2.33%       0.79%     (0.14)%    0.65%         2.48%    $   161,947
APRIL 1, 2000 TO MARCH 31, 2001 .....................    5.28%       0.74%     (0.09)%    0.65%         5.39%    $    98,260

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS          WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
(UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund.

      Each Fund, except the California Tax-Free Money Market Fund and Minnesota Money Market Fund is a diversified series of the Trust. The California Tax-Free Money Market Fund and Minnesota Money Market Fund are non-diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                    Deferred Post-October
      Fund                                              Capital Loss

      CALIFORNIA TAX-FREE MONEY MARKET FUND                $97,616

      MONEY MARKET FUND                                     27,383

      NATIONAL TAX-FREE MONEY MARKET FUND                   92,203

      TREASURY PLUS MONEY MARKET FUND                       31,669

      100% TREASURY MONEY MARKET FUND                       76,364

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                   Sub-Advisory Fee
                                                            Advisory Fee                                             (% of Average
                                   Average Daily           (% of Average                           Average Daily       Daily Net
      Fund                           Net Assets          Daily Net Assets)     Sub-Adviser          Net Assets          Assets)
      CALIFORNIA TAX-FREE             $0 - $999 million        0.300          Wells Capital       $0 - $1 billion        0.05
      MONEY MARKET FUND      $1 billion - $4.99 billion        0.275             Management          > $1 billion        0.04
                                        > $4.99 billion        0.250           Incorporated

      GOVERNMENT MONEY                       All Levels         0.10          Wells Capital       $0 - $1 billion        0.05
      MARKET FUND                                                                Management          > $1 billion        0.04
                                                                               Incorporated

      MINNESOTA MONEY                 $0 - $999 million        0.300          Wells Capital       $0 - $1 billion        0.05
      MARKET FUND            $1 billion - $4.99 billion        0.275             Management          > $1 billion        0.04
                                        > $4.99 billion        0.250           Incorporated

      MONEY MARKET FUND               $0 - $999 million        0.300          Wells Capital       $0 - $1 billion        0.05
                             $1 billion - $4.99 billion        0.275             Management          > $1 billion        0.04
                                        > $4.99 billion        0.250           Incorporated

      NATIONAL TAX-FREE                      All Levels         0.10          Wells Capital       $0 - $1 billion        0.05
      MONEY MARKET FUND                                                          Management          > $1 billion        0.04
                                                                               Incorporated

      TREASURY PLUS                          All Levels         0.10          Wells Capital       $0 - $1 billion        0.05
      MONEY MARKET FUND                                                          Management          > $1 billion        0.04
                                                                               Incorporated

NOTES TO FINANCIAL STATEMENTS           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
(UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                                   Sub-Advisory Fee
                                                            Advisory Fee                                             (% of Average
                                   Average Daily           (% of Average                           Average Daily       Daily Net
      Fund                           Net Assets          Daily Net Assets)     Sub-Adviser          Net Assets          Assets)
      100% TREASURY                   $0 - $999 million        0.300          Wells Capital       $0 - $1 billion        0.05
      MONEY MARKET FUND      $1 billion - $4.99 billion        0.275             Management          > $1 billion        0.04
                                        > $4.99 billion        0.250           Incorporated

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                            Admin Fee (% of
                            Average Daily Net Assets   Average Daily Net Assets)

      FUND LEVEL              $0 - $4.99 billion                 0.05
                          $5 billion - $9.99 billion             0.04
                               > $9.99 billion                   0.03

      CLASS A                                                    0.22

      CLASS B                                                    0.22

      INVESTOR CLASS                                             0.39

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                              Daily Net Assets
      ALL MONEY MARKET FUNDS                                        0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                     Investor    Administrator    Institutional      Service
      Fund                              Class A        Class B        Class         Class             Class           Class
      CALIFORNIA TAX-FREE
      MONEY MARKET FUND                  0.25%           N/A           N/A           N/A               N/A            0.25%

      GOVERNMENT MONEY
      MARKET FUND                        0.25%           N/A           N/A          0.10%             0.00%           0.25%

      MINNESOTA MONEY
      MARKET FUND                        0.25%           N/A           N/A           N/A               N/A             N/A

      MONEY MARKET FUND                  0.25%          0.25%         0.25%          N/A               N/A             N/A

      NATIONAL TAX-FREE
      MONEY MARKET FUND                  0.25%           N/A           N/A          0.10%             0.00%           0.25%

      TREASURY PLUS MONEY
      MARKET FUND                        0.25%           N/A           N/A           N/A              0.00%           0.25%

      100% TREASURY MONEY
      MARKET FUND                        0.25%           N/A           N/A           N/A               N/A            0.25%

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

      For the six months ended September 30, 2005, shareholder servicing fees paid were as follows:

                                                                     Investor    Administrator    Institutional     Service
      Fund                              Class A        Class B        Class         Class             Class          Class
      CALIFORNIA TAX-FREE
      MONEY MARKET FUND              $2,861,255          N/A           N/A           N/A               N/A         $530,907

      GOVERNMENT MONEY
      MARKET FUND                       880,572          N/A           N/A       377,904                 0        6,750,619

      MINNESOTA MONEY
      MARKET FUND                       162,818          N/A           N/A           N/A               N/A              N/A

      MONEY MARKET FUND               6,843,309    1,644,580       905,592           N/A               N/A              N/A

      NATIONAL TAX-FREE
      MONEY MARKET FUND                 940,908          N/A           N/A       333,670                 0        1,654,482

      TREASURY PLUS
      MONEY MARKET FUND               3,488,411          N/A           N/A           N/A                 0        1,372,977

      100% TREASURY MONEY
      MARKET FUND                       222,854          N/A           N/A           N/A               N/A        3,857,985

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B shares of the Money Market Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets. Prior to April 11, 2005, Stephens Inc. ("Stephens") served as distributor for the Fund and received an annual fee of up to 0.75% of average daily net assets from Class B shares of the Fund.

      For the six months ended September 30, 2005, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended September 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                 Net Operating Expense Ratios
      Fund                                          Class A              Class B                 Investor Class
      CALIFORNIA TAX-FREE MONEY MARKET FUND          0.65%                   N/A                       N/A

      GOVERNMENT MONEY MARKET FUND                   0.65%                   N/A                       N/A

      MINNESOTA MONEY MARKET FUND                    0.80%                   N/A                       N/A

      MONEY MARKET FUND                              0.76%                 1.51%                      0.65%

      NATIONAL TAX-FREE MONEY MARKET FUND            0.65%                   N/A                       N/A

      TREASURY PLUS MONEY MARKET FUND                0.65%                   N/A                       N/A

      100% TREASURY MONEY MARKET FUND                0.65%                   N/A                       N/A

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES
--------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE **          PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho               Trustee, since 1987           Associate Professor of Finance,    None
63                                                         Wake Forest University,
                                                           Calloway School of Business
                                                           and Accountancy.
--------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon              Trustee, since 1998           Chairman, CEO, and Co-             None
63                           (Chairman, since 2005)        Founder of Crystal Geyser
                                                           Water Company and President
                                                           of Crystal Geyser Roxane Water
                                                           Company.
--------------------------------------------------------------------------------------------------------------------------
Richard M. Leach             Trustee, since 1987           Retired. Prior thereto, President  None
72                                                         of Richard M. Leach Associates
                                                           (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny             Trustee, since 1996           Senior Counselor to the public     None
53                                                         relations firm of Himle-Horner
                                                           and Senior Fellow at the
                                                           Humphrey Institute,
                                                           Minneapolis, Minnesota (a
                                                           public policy organization).
--------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke            Trustee, since 1996           Principal of the law firm of       None
65                                                         Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INTERESTED TRUSTEE***
--------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE **          PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse              Trustee, since 1987           Private Investor/Real Estate       None
61                                                         Developer; Chairman of White
                                                           Point Capital, LLC.
--------------------------------------------------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE             PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch             President, since 2003         Executive Vice President of        None
46                                                         Wells Fargo Bank, N.A. and
                                                           President of Wells Fargo Funds
                                                           Management, LLC. Senior Vice
                                                           President and Chief
                                                           Administrative Officer of Wells
                                                           Fargo Funds Management, LLC
                                                           from 2001 to 2003. Vice
                                                           President of Wells Fargo Bank,
                                                           N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo           Treasurer, since 2003         Senior Vice President of Wells     None
36                                                         Fargo Bank, N.A. and Senior
                                                           Vice President of Operations for
                                                           Wells Fargo Funds Management, LLC.
                                                           Prior thereto, Operations Manager
                                                           at Scudder Weisel Capital, LLC
                                                           from 2000 to 2001. Director of
                                                           Shareholder Services at BISYS Fund
                                                           Services from 1999 to 2000.
--------------------------------------------------------------------------------------------------------------------------
C. David Messman             Secretary, since 2000         Vice President and Managing        None
45                                                         Senior Counsel of Wells Fargo
                                                           Bank, N.A. and Senior Vice
                                                           President and Secretary of Wells
                                                           Fargo Funds Management, LLC.
                                                           Vice President and Senior
                                                           Counsel of Wells Fargo Bank,
                                                           N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND,
MINNESOTA MONEY MARKET FUND, MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND AND 100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Government Money Market Fund, Minnesota Money Market Fund, Money Market Fund, National Tax-Free Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of its Peer Group for most time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios of the Funds were lower than, or not appreciably higher than, the Funds' Peer Groups' median net operating expense ratios.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the California Tax-Free Money Market Fund, Minnesota Money Market Fund, Money Market Fund and 100% Treasury Money Market Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of Funds Management and Wells Capital Management at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

      The following is a list of common abbreviations for terms and entities which may have appeared in this report.

      ABAG         -- Association of Bay Area Governments
      ADR          -- American Depository Receipts
      AMBAC        -- American Municipal Bond Assurance Corporation
      AMT          -- Alternative Minimum Tax
      ARM          -- Adjustable Rate Mortgages
      BART         -- Bay Area Rapid Transit
      CDA          -- Community Development Authority
      CDSC         -- Contingent Deferred Sales Charge
      CGIC         -- Capital Guaranty Insurance Company
      CGY          -- Capital Guaranty Corporation
      CMT          -- Constant Maturity Treasury
      COFI         -- Cost of Funds Index
      Connie Lee   -- Connie Lee Insurance Company
      COP          -- Certificate of Participation
      CP           -- Commercial Paper
      CTF          -- Common Trust Fund
      DW&P         -- Department of Water & Power
      DWR          -- Department of Water Resources
      EDFA         -- Education Finance Authority
      FFCB         -- Federal Farm Credit Bank
      FGIC         -- Financial Guaranty Insurance Corporation
      FHA          -- Federal Housing Authority
      FHLB         -- Federal Home Loan Bank
      FHLMC        -- Federal Home Loan Mortgage Corporation
      FNMA         -- Federal National Mortgage Association
      FRN          -- Floating Rate Notes
      FSA          -- Financial Security Assurance, Inc
      GDR          -- Global Depository Receipt
      GNMA         -- Government National Mortgage Association
      GO           -- General Obligation
      HFA          -- Housing Finance Authority
      HFFA         -- Health Facilities Financing Authority
      IDA          -- Industrial Development Authority
      IDR          -- Industrial Development Revenue
      LIBOR        -- London Interbank Offered Rate
      LLC          -- Limited Liability Corporation
      LOC          -- Letter of Credit
      LP           -- Limited Partnership
      MBIA         -- Municipal Bond Insurance Association
      MFHR         -- Multi-Family Housing Revenue
      MUD          -- Municipal Utility District
      MTN          -- Medium Term Note
      PCFA         -- Pollution Control Finance Authority
      PCR          -- Pollution Control Revenue
      PFA          -- Public Finance Authority
      PLC          -- Private Placement
      PSFG         -- Public School Fund Guaranty
      RAW          -- Revenue Anticipation Warrants
      RDA          -- Redevelopment Authority
      RDFA         -- Redevelopment Finance Authority
      R&D          -- Research & Development
      SFHR         -- Single Family Housing Revenue
      SFMR         -- Single Family Mortgage Revenue
      SLMA         -- Student Loan Marketing Association
      STEERS       -- Structured Enhanced Return Trust
      TBA          -- To Be Announced
      TRAN         -- Tax Revenue Anticipation Notes
      USD          -- Unified School District
      V/R          -- Variable Rate
      WEBS         -- World Equity Benchmark Shares
      XLCA         -- XL Capital Assurance

WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
             -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds


                                                                RT53228 11-05
                                                             SMMRET/SAR115 09-05

                                                                [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

                                                              SEPTEMBER 30, 2005

                                                              Semi-Annual Report

               WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

               ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

               Wells Fargo Advantage California Tax-Free Money Market Fund

               Wells Fargo Advantage Cash Investment Money Market Fund

               Wells Fargo Advantage Government Money Market Fund

               Wells Fargo Advantage National Tax-Free Money Market Fund

               Wells Fargo Advantage Prime Investment Money Market Fund

               Wells Fargo Advantage Treasury Plus Money Market Fund

               Wells Fargo Advantage 100% Treasury Money Market Fund

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Money Market Overview ....................................................     2
--------------------------------------------------------------------------------
Primary Investments ......................................................     4
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................     5
   Cash Investment Money Market Fund .....................................     6
   Government Money Market Fund ..........................................     7
   National Tax-Free Money Market Fund ...................................     8
   Prime Investment Money Market Fund ....................................     9
   Treasury Plus Money Market Fund .......................................    10
   100% Treasury Money Market Fund .......................................    11
Fund Expenses ............................................................    12
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   California Tax-Free Money Market Fund .................................    14
   Cash Investment Money Market Fund .....................................    23
   Government Money Market Fund ..........................................    27
   National Tax-Free Money Market Fund ...................................    30
   Prime Investment Money Market Fund ....................................    45
   Treasury Plus Money Market Fund .......................................    48
   100% Treasury Money Market Fund .......................................    49
Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    50
   Statements of Operations ..............................................    52
   Statements of Changes in Net Assets ...................................    54
   Financial Highlights ..................................................    58
Notes to Financial Highlights ............................................    62
--------------------------------------------------------------------------------
Notes to Financial Statements ............................................    63
--------------------------------------------------------------------------------
Other Information ........................................................    67
--------------------------------------------------------------------------------
List of Abbreviations ....................................................    72
--------------------------------------------------------------------------------

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                  WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE MONEY MARKET FUNDS (the Funds) semi-annual report for the six-month period ending September 30, 2005. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolio.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      In the second quarter of 2005, longer-term interest rates helped to offset the impact of rising oil prices, a stronger U.S. dollar, and further credit tightening by the Federal Reserve. Growth slowed to an estimated 3.3% rate during the second quarter, down from the previous quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      Money market rates continued to rise through the six-month reporting period, as the Federal Open Market Committee (the FOMC) raised the target Federal funds rate by 0.25% at each meeting during the period. The target FOMC funds rate rose from 2.75% on March 31, 2005, to 3.75% on September 30, 2005. This is up from the low of 1% in June 2004. The FOMC continued to cite a balance between the risks of slowing economic growth and rising inflation, and consistently stated it would plan to raise rates in a "measured" fashion. The markets continued to underestimate the FOMC's resolve, as forward interest rates consistently reflected a pause in the FOMC's course. This led to a flatter money market yield curve as longer-term money market rates moved higher at a slower pace than shorter-term money market rates.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to be markedly different from the highs we experienced at the end of last year. Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ending September 30, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      During the reporting period, the Federal Open Markets Committee (FOMC) raised the target Federal Funds rate -- the interest rate at which banks lend to each other overnight -- by one-quarter of a percentage point at each regularly scheduled meeting. Although the FOMC expressed its intentions to raise rates, there was a great deal of uncertainty as to whether it would pursue this course at its September 20, 2005 meeting in the wake of Hurricane Katrina. This expectation of a pause in rising rates caused a brief rally in the markets that dropped yields on the one-year London Inter-Bank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. At its September meeting, the FOMC acknowledged the tragedy of the hurricane, yet believed that the "dislocation of economic activity and boost to energy prices" did not pose a "persistent threat," and raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the reporting period, but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 30, 2005, and as narrow as 0.28% on September 2, 2005. One-month rates moved consistently and steadily higher throughout the period and any volatility was on the long end of the yield curve. One-year rates began the second quarter by moving lower, from 3.84% at the end of March 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005, finally closing the period at 4.41%.

      The amount of commercial paper outstanding continued to increase through the six-month period. Total commercial paper increased by over 12%, from $1.43 trillion on March 31, 2005, to $1.61 trillion on September 30, 2005.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of Federal agency obligations available on the market. In addition, higher interest rates, which slowed mortgage refinancing, and new regulations that required the largest government agencies to improve their capital ratios, have both led to a significant drop-off in new borrowing. As these trends continue, yields on agency obligations are expected to remain well below those of prime money market securities.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Yields on short-term U.S. Treasury securities have defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has remained steady since early August of 2005. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August 2005, the yield on a three-month U.S. Treasury bill has since traded in a narrow range, mostly between 3.45% and 3.55%. This was during a period when the three-month LIBOR climbed steadily from 3.70% to 4.06%. As a result, the spread between the three-month U.S. Treasury bill and LIBOR increased from about 0.35% at the end of March 2005 to over 0.50% at the end of September 2005.

      A number of factors contributed to the heavy demand for U.S. Treasuries at the end of the period. Broker/dealers had short positions in the U.S. Treasury bill market during the period having sold bills with the expectation that rates would rise and the bills could be repurchased at a profit, which not only increased their demand but also demand from investors. Foreign central banks continued to acquire U.S. Treasuries of all maturities. As oil prices climbed, petroleum-producing nations invested their increased revenues in U.S. Treasuries, and as the Federal Reserve temporarily injected reserves into the monetary system, they did so by acquiring U.S. Treasuries, either outright or under repurchase agreements.

      The tightening of supply in the U.S. Treasury market had a profound impact on the repurchase agreement (repo) market as the period ended. Repos that are collateralized by U.S. Treasury securities normally yield 0.05% to 0.07% less than repos collateralized by Federal agency securities. At the end of this period, U.S. Treasury-backed repos yielded 0.65% less than agency-backed repos.

MONEY MARKET OVERVIEW                   WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-free rates were highly volatile during the period. Selling that occurred around the April 15 tax day reduced demand for Variable Rate Demand Notes and rates rose. By June 2005, municipal rates declined as investors returned to the market. In July, municipal rates continued to decline as the FOMC raised the Fed funds rate. Municipal rates increased once again in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand.

      Typically, most of the money market-eligible issuances of California fixed-rate notes occur in June. The amount of issuances in June of 2005 was greatly reduced from last year and initially led to lower yields. Further, many municipal market participants believed that the FOMC would be slowing the pace of rate increases. As time progressed, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Funds to be highly sensitive to changes in market rates. Our approach includes making use of shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio's yields to adjust quickly in line with rising money market rates. We will continue to manage the Funds to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                  PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

Wells Fargo                                                                Certificates
Advantage                U.S.                       U.S.                   of Deposit/
Money Market           Treasury    Repurchase    Government   Commercial     Bankers
Fund Name              Securitie   Agreements   Obligations      Paper     Acceptances
California Tax-Free
Cash Investment           X           X             X             X            X
Government                X           X             X
National Tax-Free
Prime Investment          X           X             X             X            X
Treasury Plus             X           X
100% Treasury             X

                                                   Mortgage-
Wells Fargo                                        and Other
Advantage                           Floating/       Asset-
Money Market             Time     Variable Rate     Backed      Corporate     Municipal
Fund Name              Deposits    Notes/Bonds    Securities   Notes/Bonds   Obligations
California Tax-Free                                                              X
Cash Investment            X            X             X            X
Government
National Tax-Free                                                                X
Prime Investment           X            X             X            X
Treasury Plus
100% Treasury

--------------------------------------------------------------------------------

* The chart highlights some of the primary investments that the Funds may make as part of their investment strategies. The chart does not identify all of the permitted investments for each Fund.

PERFORMANCE HIGHLIGHTS

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND (the Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
   David M. Sylvester                    1/1/1992

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                             6-Month*   1-Year   5-Year   10-Year
California Tax-Free Money Market Fund - Service Class                          1.00      1.66     1.34      2.06
Benchmark
   iMoneyNet California State Specific Institutional Money Fund Average(2)     0.99      1.61     1.36      2.17

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                        2.20%
7-Day Compound Yield                                                       2.23%
30-Day Simple Yield                                                        2.06%
30-Day Compound Yield                                                      2.08%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                            (8%)
Municipal Demand Notes                                                     (83%)
Municipal Bonds                                                             (9%)


FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                29 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                  (87%)
30-59 days                                                                  (4%)
60-89 days                                                                  (2%)
270 + days                                                                  (7%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 1.92%.

      Performance shown for the Service Class shares of the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Class A shares of the Stagecoach California Tax-Free Money Market Fund, its predecessor fund.Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds.You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND -- ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
   David M. Sylvester                   10/14/1987

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                              6-Month*   1-Year   5-Year   10-Year
Cash Investment Money Market Fund - Administrator Class         1.45      2.43     2.21      3.77
Cash Investment Money Market Fund - Institutional Class         1.53      2.59     2.41      3.89
Cash Investment Money Market Fund - Service Class               1.37      2.28     2.14      3.73
Benchmark
   iMoneyNet First Tier Institutional Money Fund Average(2)     1.44      2.35     2.19      3.76

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                         Administrator   Institutional   Service
7-Day Current Yield                          3.45%           3.60%        3.30%
7-Day Compound Yield                         3.51%           3.66%        3.35%
30-Day Simple Yield                          3.32%           3.47%        3.17%
30-Day Compound Yield                        3.37%           3.52%        3.21%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes                                         (16%)
Repurchase Agreements                                                      (21%)
Time Deposits                                                              (11%)
Commercial Paper                                                           (37%)
Certificates of Deposit                                                     (6%)
Corporate Bonds                                                             (8%)
Municipal Demand Notes                                                      (1%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                59 days


MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                  (58%)
15-29 days                                                                  (6%)
30-59 days                                                                  (2%)
60-89 days                                                                 (11%)
90-179 days                                                                (16%)
180-269 days                                                                (3%)
270 + days                                                                  (4%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 3.43% for the Administrator Class shares, 3.55% for the Institutional Class shares, and 3.26% for the Service Class shares.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE CASH INVESTMENT MONEY MARKET FUND for periods prior to July 31, 2003 reflects the performance of the Service Class shares, and includes fees and expenses that are not applicable to, and are higher than those of the Administrator Class shares. Performance shown for the Institutional and Service Class shares of the Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares of the Norwest Advantage Cash Investment Fund (the accounting survivor of a merger of the Norwest Advantage Cash Investment Fund and the Stagecoach Prime Money Market
Fund),its predecessor fund,and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares. Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S.Treasury securities, U.S. other securities,repos,time deposits,domestic bank obligations,foreign bank obligations,first tier commercial paper, floating rate notes and asset-backed commercial paper.You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

PERFORMANCE HIGHLIGHTS

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND -- ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
   David M. Sylvester                   11/16/1987

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                         6-Month*   1-Year   5-Year   10-Year
Government Money Market Fund - Administrator Class                         1.44      2.39     2.12     3.62
Government Money Market Fund - Institutional Class                         1.51      2.55     2.19     3.66
Government Money Market Fund - Service Class                               1.36      2.24     2.05     3.59
Benchmark
   iMoneyNet Government & Agencies Institutional Money Fund Average(2)     1.41      2.30     2.11     3.67

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------
                                         Administrator   Institutional   Service
7-Day Current Yield                          3.45%           3.60%        3.30%
7-Day Compound Yield                         3.51%           3.66%        3.35%
30-Day Simple Yield                          3.29%           3.44%        3.14%
30-Day Compound Yield                        3.34%           3.49%        3.18%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                                                      (56%)
FNMA                                                                       (11%)
FHLMC                                                                       (9%)
FHLB                                                                       (14%)
FFCB                                                                       (10%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------
Weighted Average Maturity                                                32 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Overnight                                                                   (1%)
2-14 days                                                                  (66%)
15-29 days                                                                  (7%)
30-59 days                                                                  (8%)
60-89 days                                                                  (8%)
90-179 days                                                                 (7%)
180-269 days                                                                (1%)
270 + days                                                                  (2%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 3.43% for the Administrator Class shares, 3.55% for the Institutional Class shares, and 3.26% for the Service Class shares.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE GOVERNMENT MONEY MARKET FUND for periods prior to July 31, 2003 reflects the performance of the Service Class shares, and includes fees and expenses that are not applicable to, and are higher than those of the Administrator Class shares. Performance shown for the Institutional Class shares of the Fund for periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares.Performance shown for the Service Class shares of the Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares,adjusted for expenses, of the Norwest Advantage U.S. Government Fund (the accounting survivor of a merger of the Norwest Advantage U.S. Government Fund and the Stagecoach Government Money Market Fund)its predecessor fund.Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Government & Agencies Institutional Money Fund Average includes the most broadly based of the government institutional funds. These funds may invest in U.S.Treasuries, U.S. Agencies, Repos, or government-backed floating rate notes.You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND - ADMINISTRATOR, INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND (the Fund) seeks to provide current income exempt from federal income tax, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
   David M. Sylvester                    1/7/1988

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                     6-Month*   1-Year   5-Year   10-Year
                                                                     --------   ------   ------   -------
National Tax-Free Money Market Fund - Administrator Class              1.08      1.75     1.52      2.41
National Tax-Free Money Market Fund - Institutional Class              1.15      1.95     1.71      2.52
National Tax-Free Money Market Fund - Service Class                    1.02      1.69     1.51      2.40
Benchmark
   iMoneyNet Tax-Free National Institutional Money Fund Average(2)     1.05      1.73     1.55      2.44

* Returns for periods of less than one year are not annualized.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                         Administrator   Institutional   Service
7-Day Current Yield                          2.39%           2.49%        2.24%
7-Day Compound Yield                         2.42%           2.52%        2.27%
30-Day Simple Yield                          2.26%           2.36%        2.11%
30-Day Compound Yield                        2.28%           2.38%        2.13%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Commercial Paper                                                           (16%)
Municipal Demand Notes                                                     (75%)
Municipal Bonds                                                             (8%)
Municipal Put Bonds                                                         (1%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                29 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                  (82%)
15-29 days                                                                  (4%)
30-59 days                                                                  (1%)
60-89 days                                                                  (5%)
90-179 days                                                                 (3%)
180-269 days                                                                (1%)
270 + days                                                                  (4%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006 for the Institutional Class and Service Class and through April 30, 2007 for the Administrator
Class, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.31% for Administrator Class shares, 2.43% for Institutional Class shares, and 2.14% for Service Class shares.

      Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET FUND for periods prior to April 11, 2005 reflects the performance of the Service Class shares of the Fund.Performance shown for the Institutional and Service Class shares of the Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Institutional Class) shares of the Norwest Advantage Municipal Money Market Fund,its predecessor fund, and includes fees and expenses that are not applicable to and are higher than those of the Institutional Class shares.Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Tax-Free National Institutional Money Fund Average includes all institutional national tax-free and municipal money funds.Portfolio holdings of tax-free funds include Rated and Unrated Demand Notes, Rated and Unrated General Market Notes, Commercial Paper, Put Bonds - 6 months & less, Put Bonds - over 6 months, AMT Paper, and Other Tax-Free holdings.You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

PERFORMANCE HIGHLIGHTS

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND -- INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
   David M. Sylvester                    9/2/1998

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                                     6-Month*   1-Year   5-Year   Life of Fund
Prime Investment Money Market Fund - Institutional Class (Incept. Date 07/28/2003)     1.54      2.59     2.15        3.07
Prime Investment Money Market Fund - Service Class (Incept. Date 09/02/1998)           1.37      2.23     2.00        2.96
Benchmark
   iMoneyNet First Tier Institutional Money Fund Average(2)                            1.44      2.35     2.19        3.11

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY(1)(AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                         Institutional   Service
7-Day Current Yield                                          3.62%        3.28%
7-Day Compound Yield                                         3.69%        3.33%
30-Day Simple Yield                                          3.50%        3.16%
30-Day Compound Yield                                        3.56%        3.20%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Notes/Bonds                                          (6%)
Repurchase Agreements                                                      (19%)
Time Deposits                                                              (11%)
Commercial Paper                                                           (58%)
Certificates of Deposit                                                     (5%)
Corporate Bonds                                                             (1%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                42 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                  (49%)
15-29 days                                                                 (28%)
30-59 days                                                                 (11%)
60-89 days                                                                  (1%)
90-179 days                                                                 (6%)
270 + days                                                                  (5%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 3.57% for Institutional Class shares and 3.28% for Service Class shares.

      Performance shown for the Institutional Class shares of the WELLS FARGO ADVANTAGE PRIME INVESTMENT MONEY MARKET FUND for periods prior to July 28, 2003 reflects performance of the Fund's Service Class shares. Performance shown for the Service Class shares of the Fund for periods prior to November 8, 1999 reflects performance of the Service Class (formerly public entities) shares of the Norwest Advantage Ready Cash Investment Fund,its predecessor fund.Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S.Treasury securities,U.S.other securities,repos,time deposits,domestic bank obligations,foreign bank obligations,first tier commercial paper, floating rate notes and asset-backed commercial paper.You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND -- INSTITUTIONAL AND SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
   David M. Sylvester                    10/1/1985

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                   6-Month*   1-Year   5-Year   10-Year
Treasury Plus Money Market Fund - Institutional Class                1.47      2.45     2.24     3.75
Treasury Plus Money Market Fund - Service Class                      1.32      2.14     1.97     3.51
Benchmark
   iMoneyNet Treasury & Repo Institutional Money Fund Average(2)     1.36      2.19     2.00     3.56

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                         Institutional   Service
7-Day Current Yield                                          3.29%        2.99%
7-Day Compound Yield                                         3.34%        3.03%
30-Day Simple Yield                                          3.29%        2.99%
30-Day Compound Yield                                        3.34%        3.03%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Repurchase Agreements                                                      (53%)
U.S. Treasury Bills                                                        (40%)
U.S. Treasury Notes                                                         (7%)


FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                27 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                  (57%)
15-29 days                                                                  (8%)
30-59 days                                                                 (14%)
60-89 days                                                                 (13%)
90-179 days                                                                 (8%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 3.22% for Institutional Class shares and 2.93% for Service Class shares.

      Performance shown for the Institutional and Service Class shares of the WELLS FARGO ADVANTAGE TREASURY PLUS MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Institutional and Service Class shares, respectively, of the Stagecoach Treasury Plus Money Market Fund, its predecessor fund, and for periods prior to September 6, 1996 reflects performance of the Pacific American U.S.Treasury Portfolio,the predecessor portfolio. Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for the periods between September 6, 1996 and October 1, 1995, reflects performance of the Pacific American U.S.Treasury Portfolio, the predecessor portfolio.

(2) The iMoneyNet Treasury & Repo Institutional Money Fund Average is an average of institutional government funds that hold U.S.Treasury securities and repurchase agreements backed by the U.S.Treasury.You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

PERFORMANCE HIGHLIGHTS

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND -- SERVICE CLASS

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND (the Fund) seeks current income, exempt from most state and local individual income taxes, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
   David M. Sylvester                   12/3/1990

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                            6-Month*   1-Year   5-Year   10-Year
100% Treasury Money Market Fund - Service Class               1.24      2.02     1.88      3.37
Benchmark
   iMoneyNet Treasury Institutional Money Fund Average(2)     1.27      2.05     1.95      3.42

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE.THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE U.S. GOVERNMENT GUARANTEE APPLIES TO CERTAIN OF THE UNDERLYING SECURITIES HELD BY THE FUND AND NOT TO SHARES OF THE FUND ITSELF.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------
7-Day Current Yield                                                        2.91%
7-Day Compound Yield                                                       2.95%
30-Day Simple Yield                                                        2.85%
30-Day Compound Yield                                                      2.89%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

U.S. Treasury Bills                                                        (96%)
U.S. Treasury Notes                                                         (4%)


FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                51 days


MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                                                                  (15%)
15-29 days                                                                 (14%)
30-59 days                                                                 (32%)
60-89 days                                                                 (27%)
90-179 days                                                                (12%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund.Actual reductions of operating expenses can increase total return to shareholders.Without waived fees and/or reimbursed expenses,the Fund's 7-day current yield would have been 2.68%.

      Performance shown for the Service Class shares of the WELLS FARGO ADVANTAGE 100% TREASURY MONEY MARKET FUND for periods prior to November 8, 1999 reflects performance of the Service Class (formerly Single Class) shares,adjusted for expenses,of the Norwest Advantage Treasury Fund,its predecessor fund.Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Treasury Institutional Money Fund Average includes only institutional funds that hold 100% in U.S.Treasury securities.You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                           FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                Beginning     Ending
                                                 Account      Account      Expenses    Net Annual
                                                  Value        Value     Paid During    Expense
                                               04/01/2005   09/30/2005    Period(1)      Ratio
California Tax-Free Money Market Fund
-------------------------------------------------------------------------------------------------
California Tax-Free Money Market Fund -
Service Class  Actual                          $ 1,000.00   $ 1,010.00      $2.27         0.45%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,022.81      $2.28         0.45%
Cash Investment Money Market Fund
-------------------------------------------------------------------------------------------------
Cash Investment Money Market Fund -
Administrator Class Actual                     $ 1,000.00   $ 1,014.50      $1.77         0.35%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,023.31      $1.78         0.35%
Cash Investment Money Market Fund -
Institutional Class Actual                     $ 1,000.00   $ 1,015.30      $1.01         0.20%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,024.07      $1.01         0.20%
Cash Investment Money Market Fund - Service
Class Actual                                   $ 1,000.00   $ 1,013.70      $2.52         0.50%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,022.56      $2.54         0.50%
Government Money Market Fund
-------------------------------------------------------------------------------------------------
Government Money Market Fund - Administrator
Class Actual                                   $ 1,000.00   $ 1,014.40      $1.77         0.35%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,023.31      $1.78         0.35%
Government Money Market Fund - Institutional
Class Actual                                   $ 1,000.00   $ 1,015.10      $1.01         0.20%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,024.07      $1.01         0.20%
Government Money Market Fund - Service Class
Actual                                         $ 1,000.00   $ 1,013.60      $2.52         0.50%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,022.56      $2.54         0.50%

FUND EXPENSES                           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                Beginning     Ending
                                                 Account      Account      Expenses    Net Annual
                                                  Value        Value     Paid During    Expense
                                               04/01/2005   09/30/2005    Period(1)      Ratio
National Tax-Free Money Market Fund
-------------------------------------------------------------------------------------------------
National Tax-Free Money Market Fund -
Administrator Class Actual(2)                  $ 1,000.00   $ 1,010.80      $1.43         0.30%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,022.28      $1.44         0.30%
National Tax-Free Money Market Fund -
Institutional Class Actual                     $ 1,000.00   $ 1,011.50      $1.01         0.20%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,024.07      $1.01         0.20%
National Tax-Free Money Market Fund -
Service Class Actual                           $ 1,000.00   $ 1,010.20      $2.27         0.45%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,022.81      $2.28         0.45%
Prime Investment Money Market Fund
-------------------------------------------------------------------------------------------------
Prime Investment Money Market Fund -
Institutional Class Actual                     $ 1,000.00   $ 1,015.40      $1.01         0.20%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,024.07      $1.01         0.20%
Prime Investment Money Market Fund - Service
Class Actual                                   $ 1,000.00   $ 1,013.70      $2.78         0.55%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,022.31      $2.79         0.55%
Treasury Plus Money Market Fund
-------------------------------------------------------------------------------------------------
Treasury Plus Money Market Fund -
Institutional Class Actual                     $ 1,000.00   $ 1,014.70      $1.01         0.20%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,024.07      $1.01         0.20%
Treasury Plus Money Market Fund - Service
Class Actual                                   $ 1,000.00   $ 1,013.20      $2.52         0.50%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,022.56      $2.54         0.50%
100% Treasury Money Market Fund
-------------------------------------------------------------------------------------------------
100% Treasury Money Market Fund - Service
Class Actual                                   $ 1,000.00   $ 1,012.40      $2.52         0.50%
Hypothetical (5% return before expenses)       $ 1,000.00   $ 1,022.56      $2.54         0.50%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD.)

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 173/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO SEPTEMBER 30, 2005).

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 93.12%

CALIFORNIA - 90.16%
$  6,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               HOUSING REVENUE SERIES A SOCIETE GENERALE LOC
               (HOUSING REVENUE LOC)+/-#                                                   2.85%         07/01/2008    $  6,000,000
   6,450,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               JEWISH COMMUNITY CENTER PROJECT ALLIED IRISH BANK LOC
               (RECREATIONAL FACILITIES REVENUE LOC)+/-#                                   2.76          11/15/2031       6,450,000
  11,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
               FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-#                     2.69          07/15/2035      11,200,000
   6,965,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
               GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
               (HOUSING REVENUE LOC)+/-#                                                   2.69          09/15/2032       6,965,000
  10,520,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
               GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-#                        2.75          03/15/2037      10,520,000
  11,615,000   ADELANTO CA UTILITY SYSTEMS PROJECT SERIES A (OTHER REVENUE, AMBAC
               INSURED)+/-#                                                                2.74          11/01/2034      11,615,000
  13,930,000   AFFORDABLE HOUSING AGENCY CALIFORNIA MFHR WESTRIDGE HILLTOP SERIES
               A (HOUSING REVENUE LOC)+/-#                                                 2.69          09/15/2033      13,930,000
   7,685,000   ALHAMBRA CA USD (PROPERTY TAX REVENUE LOC)+/-#                              2.77          08/01/2026       7,685,000
      20,000   ANAHEIM CA HOUSING AUTHORITY MFHR FOUNTAIN ANAHEIM HILLS SERIES A
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.75          02/15/2033          20,000
   4,145,000   ANAHEIM CA HOUSING AUTHORITY MFHR MONTEREY APARTMENTS SERIES B
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.77          05/15/2027       4,145,000
   8,160,000   ANAHEIM CA PUBLIC FINANCING AUTHORITY LEASE REVENUE FSA INSURED
               (OTHER REVENUE LOC)+/-#                                                     2.79          09/01/2024       8,160,000
  16,000,000   AZUSA CA UNIFIED SCHOOL DISTRICT COP SCHOOL FACILITY BRIDGE
               FUNDING PROJECT (LEASE REVENUE LOC)+/-#                                     2.72          06/01/2038      16,000,000
  14,500,000   BIG BEAR LAKE CA INDUSTRIAL REVENUE SOUTHWEST GAS CORPORATION
               PROJECT SERIES A (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-#                   2.75          12/01/2028      14,500,000
   3,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE SERIES
               A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-#                         2.85          02/01/2007       3,000,000
   3,740,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE ART CENTER
               DESIGN COLLEGE SERIES A ALLIED IRISH BANK PLC LOC
               (EDUCATIONAL FACILITIES REVENUE LOC)+/-#                                    2.77          12/01/2032       3,740,000
   2,520,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE CTFS SERIES
               113 GENERAL OBLIGATION OF UNIVERSITY (EDUCATIONAL FACILITIES
               REVENUE LOC)+/-#                                                            2.73          12/01/2027       2,520,000
   8,090,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE SANTA CLARA
               UNIVERSITY SERIES B MBIA INSURED (EDUCATIONAL FACILITIES REVENUE
               LOC)+/-#                                                                    2.67          02/01/2032       8,090,000
  37,375,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
               UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-#              2.65          11/01/2049      37,375,000
  17,530,000   CALIFORNIA HFA REVENUE (HOUSING REVENUE LOC)+/-#                            2.79          02/01/2008      17,530,000
  44,925,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-1 (HOUSING REVENUE
               LOC)+/-#                                                                    2.77          02/01/2023      44,925,000
   1,050,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES E-2 (HOUSING REVENUE)+/-#       2.77          02/01/2035       1,050,000
   9,900,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE
               LOC)+/-#                                                                    2.81          02/01/2032       9,900,000
  19,945,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)+/-#         2.77          02/01/2038      19,945,000
  12,265,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F FSA INSURED
               (HOUSING REVENUE LOC)+/-#                                                   2.75          02/01/2034      12,265,000
   4,050,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
               LOC)+/-#                                                                    2.75          02/01/2017       4,050,000
   5,360,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
               LOC)+/-#                                                                    2.77          08/01/2036       5,360,000
   2,200,000   CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A JP MORGAN
               CHASE BANK LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE
               LOC)+/-#                                                                    2.80          09/01/2025       2,200,000
   1,655,000   CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B KBC BANK NV
               LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-#                 2.80          09/01/2025       1,655,000
   4,345,000   CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED (HEALTH
               FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-#                             2.73          06/01/2022       4,345,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$  7,320,000   CALIFORNIA HFFA REVENUE SERIES B
               (HEALTHCARE FACILITIES REVENUE  LOC)+/-#                                    2.68%         08/01/2021    $  7,320,000
     655,000   CALIFORNIA HOME MORTGAGE SERIES F
               (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-#                              2.75          02/01/2022         655,000
   2,200,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
               HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
               (ECONOMIC DEVELOPMENT REVENUE LOC)+/-#                                      2.81          09/01/2024       2,200,000
  11,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE
               INDEPENDENT SYSTEM OPERATION CORPORATION PROJECT A
               (ECONOMIC DEVELOPMENT REVENUE LOC)+/-#                                      2.71          04/01/2008      11,300,000
  10,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
               GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-                  1.62          10/03/2005      10,000,000
  11,700,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
               GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-                  1.62          10/03/2005      11,700,000
   6,150,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
               FRANCISCO BALLET ASSOCIATION
               (ECONOMIC DEVELOPMENT REVENUE LOC)+/-#                                      2.71          07/01/2032       6,150,000
  10,000,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY ENVIRONMENTAL
               IMPROVEMENT REVENUE (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-#                2.68          09/01/2017      10,000,000
   3,500,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR WADHAM ENERGY
               (POLLUTION CONTROL REVENUE LOC)+/-#                                         2.70          11/01/2017       3,500,000
  32,255,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
               (EDUCATIONAL FACILITIES REVENUE LOC)                                        4.00          07/06/2006      32,559,318
   4,410,000   CALIFORNIA SCHOOL FACILITIES FINANCING CORPORATE CERTIFICATES
               PARTNERSHIP IMPORTANT FINANCING PROJECT SERIES C
               (LEASE REVENUE LOC)+/-#                                                     2.67          07/01/2022       4,410,000
  20,500,000   CALIFORNIA STATE (PROPERTY TAX REVENUE LOC)+/-#                             2.65          05/01/2034      20,500,000
     255,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-#                   2.77          03/01/2016         255,000
  10,995,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-#                   2.77          05/01/2021      10,995,000
   5,300,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)+/-#                   2.77          03/01/2024       5,300,000
   7,900,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS HOME PURCHASE
               REVENUE SERIES A SUBSERIES A-1 (OTHER REVENUE LOC)+/-#                      2.65          12/01/2028       7,900,000
   8,170,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
               REVENUE SERIES C-1 (POWER REVENUE LOC)+/-#                                  2.71          05/01/2022       8,170,000
  20,825,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
               REVENUE SERIES C-11 (ELECTRIC REVENUE LOC)+/-#                              2.67          05/01/2022      20,825,000
  15,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY
               REVENUE SERIES C-3 AMBAC INSURED (ELECTRIC REVENUE LOC)+/-#                 2.71          05/01/2022      15,000,000
   9,035,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY
               PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED
               (WATER REVENUE LOC)+/-#                                                     2.78          12/01/2028       9,035,000
   4,175,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY
               PROJECT REVENUE SERIES R (WATER REVENUE LOC)+/-#                            2.77          12/01/2021       4,175,000
  14,600,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-9
               (ELECTRIC REVENUE LOC)+/-#                                                  2.70          05/01/2022      14,600,000
   3,495,000   CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-#                  2.78          12/01/2012       3,495,000
   8,465,000   CALIFORNIA STATE DWR WATER REVENUE (WATER REVENUE LOC)+/-#                  2.77          12/01/2016       8,465,000
  13,930,000   CALIFORNIA STATE ECONOMIC RECOVERY
               (ECONOMIC DEVELOPMENT REVENUE LOC)+/-#                                      2.78          01/01/2012      13,930,000
   4,846,500   CALIFORNIA STATE ECONOMIC RECOVERY SERIES 927
               (ECONOMIC DEVELOPMENT REVENUE LOC)+/-#                                      2.73          07/01/2013       4,846,500
  57,565,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C
               (SALES TAX REVENUE LOC)+/-#                                                 2.75          07/01/2023      57,565,000
  18,700,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11
               (SALES TAX REVENUE LOC)+/-#                                                 2.65          07/01/2023      18,700,000
   1,900,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6
               (SALES TAX REVENUE LOC)+/-#                                                 2.78          07/01/2023       1,900,000
   4,995,000   CALIFORNIA STATE FLOATER CTFS SERIES 471X MBIA INSURED
               (OTHER REVENUE LOC)+/-#                                                     2.73          09/01/2024       4,995,000
  33,150,000   CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5
               (PROPERTY TAX REVENUE LOC)+/-#                                              2.69          05/01/2034      33,150,000
   4,895,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE
               (COLLEGE & UNIVERSITY REVENUE LOC)+/-#                                      2.78          11/01/2012       4,895,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$  5,950,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES D
               AMBAC INSURED (LEASE REVENUE LOC)+/-#                                       2.78%         12/01/2019    $  5,950,000
   4,690,000   CALIFORNIA STATE ROCS RR FGIC INSURED+/-#                                   2.77          02/01/2020       4,690,000
  32,375,000   CALIFORNIA STATE SERIES B-3
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-#                          2.76          05/01/2033      32,375,000
   2,155,000   CALIFORNIA STATEWIDE CDA AEGIS MORAGA PROJECT C
               (MULTI-FAMILY HOUSING REVENUE, FNMA INSURED)+/-#                            2.69          07/01/2027       2,155,000
   4,800,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
               (MULTI-FAMILY HOUSING REVENUE, US BANK NA LOC)+/-#                          2.79          11/01/2031       4,800,000
  15,095,000   CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X FNMA
               INSURED (HOUSING REVENUE LOC)+/-#                                           2.72          11/15/2036      15,095,000
  10,000,000   CALIFORNIA STATEWIDE CDA MFHR BELMONT PROJECT SERIES F
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                      2.75          06/15/2038      10,000,000
  15,090,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-#                      2.78          01/20/2031      15,090,000
   2,900,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
               (HOUSING REVENUE LOC)+/-#                                                   2.82          12/01/2011       2,900,000
   3,985,000   CALIFORNIA STATEWIDE CDA MFHR GRANITE OAKS APARTMENTS SERIES R
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.75          10/15/2030       3,985,000
   7,060,000   CALIFORNIA STATEWIDE CDA MULTI-FAMILY REVENUE LORENA TERRACE
               SERIES DDD CITIBANK LOC+/-#                                                 2.78          12/01/2036       7,060,000
  10,175,000   CALIFORNIA STATEWIDE CDA REVENUE MOTION PICTURE & TELEVISION
               (HEALTHCARE FACILITIES REVENUE LOC)+/-#                                     2.61          03/01/2031      10,175,000
  20,900,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                        4.00          06/30/2006      21,104,791
  18,400,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE+/-#          2.67          12/01/2034      18,400,000
   5,395,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE
               SERIES A 02 FHA INSURED (HEALTHCARE FACILITIES REVENUE LOC)+/-#             2.76          04/20/2036       5,395,000
  11,085,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED BY
               FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                 2.75          10/15/2026      11,085,000
   1,100,000   CAMARILLO CA MFHR HERITAGE PARK PROJECT SERIES A COLLATERALIZED BY
               FNMA REMARKETED 09 29 94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-#             2.77          07/15/2019       1,100,000
   3,310,000   CARSON CA REDEVELOPMENT AGENCY SERIES 2076 MBIA INSURED
               (TAX INCREMENTAL REVENUE LOC)+/-#                                           2.77          10/01/2019       3,310,000
   5,100,000   COLTON CA REDEVELOPMENT AGENCY CTFS PARTICIPATION LAS PALOMAS
               ASSOCIATION PROJECT CITY NATIONAL BANK LOC
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-#                                    2.67          11/01/2015       5,100,000
   5,960,000   COMPTON CA UNIVERSITY SCHOOL DISTRICT MERLOTS SERIES B39 MBIA
               INSURED (PROPERTY TAX REVENUE LOC)+/-#                                      2.76          09/01/2027       5,960,000
   2,100,000   CONCORD CA MULTI-FAMILY MORTGAGE REVENUE (OTHER REVENUE LOC)+/-#            2.72          12/01/2016       2,100,000
  10,345,000   CONTRA COSTA CA WATER DISTRICT SERIES 1131
               (WATER REVENUE, FGIC INSURED)+/-#                                           2.73          10/01/2026      10,345,000
  17,925,000   CONTRA COSTA COUNTY CA HOME MORTGAGE REVENUE CTFS SERIES A
               (HOUSING REVENUE LOC)+/-#                                                   2.82          12/01/2015      17,925,000
   7,200,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT SERIES H
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.69          10/15/2029       7,200,000
   4,300,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS SERIES I
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.75          07/15/2032       4,300,000
   2,000,000   CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA REMARKETED
               09 28 94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                             2.69          11/15/2022       2,000,000
  17,200,000   CONTRA COSTA COUNTY CA MULTI-FAMILY HOUSING REVENUE (HOUSING
               REVENUE LOC)+/-#                                                            2.69          10/15/2033      17,200,000
   2,390,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 950501
               (CALIFORNIA STATE) MBIA INSURED (OTHER REVENUE LOC)+/-#                     2.77          02/01/2006       2,390,000
   4,000,000   EAGLE TAX-EXEMPT TRUST CTF SERIES 970503 (CALIFORNIA STATE PUBLIC
               WORKS BOARD LEASE REVENUE SERIES C) AMBAC INSURED
               (LEASE REVENUE LOC)+/-#                                                     2.77          09/01/2017       4,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                               INTEREST   MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE       DATE          VALUE
CALIFORNIA (CONTINUED)
$  6,390,000  EAST BAY CALIFORNIA MUNICIPAL UTILITY DISTRICT WATER SYSTEM REVENUE
              (WATER & WASTEWATER AUTHORITY REVENUE LOC)+/-#                                     2.77%   06/01/2020  $    6,390,000
   5,790,000  EAST BAY CALIFORNIA MUNICIPAL WATER DISTRICT (WATER REVENUE, MBIA INSURED)
              +/-#                                                                               2.77    06/01/2028       5,790,000
   9,150,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER REVENUE CTFS
              SERIES A (WATER & SEWER REVENUE LOC)+/-#                                           2.72    07/01/2023       9,150,000
   5,310,000  EASTERN MUNICIPAL WATER DISTRICT CALIFORNIA WATER & SEWER REVENUE CTFS
              SERIES B (WATER REVENUE LOC)+/-#                                                   2.72    07/01/2020       5,310,000
  17,825,000  FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS (HOUSING REVENUE LOC)+/-#             2.67    09/01/2007      17,825,000
  11,150,000  FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A (SEWER REVENUE LOC)+/-#          2.72    09/01/2025      11,150,000
   1,745,000  GOLETA CA WATER DISTRICT REVENUE COP ROC SERIES RR-II-R 2050
              (WATER REVENUE LOC)+/-#                                                            2.77    12/01/2022       1,745,000
   4,000,000  HAYWARD CA MFHR SHOREWOOD SERIES A FGIC INSURED REMARKETED 03/17/94
              (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                             2.75    07/15/2014       4,000,000
   1,000,000  HEMET CA MFHR SUNWEST RETIREMENT SERIES A COLLATERALIZED BY FHLMC
              (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                             2.69    01/01/2025       1,000,000
   4,500,000  HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS PROJECTS SERIES A
              (PROPERTY TAX REVENUE LOC)+/-#                                                     2.71    06/01/2033       4,500,000
   5,500,000  LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT SERIES
              C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-#                                 2.69    12/01/2026       5,500,000
  19,475,000  LIVERMORE CA REDEVELOPMENT AGENCY MFHR SERIES 2002A LIVERMORE APARTMENTS
              PROJECT BANK OF AMERICA NA LOC  (MULTI-FAMILY HOUSING REVENUE LOC)+/-#             2.83    11/01/2040      9,475,0001
   4,600,000  LODI CA ELECTRIC SYSTEMS REVENUE COP (ELECTRIC REVENUE LOC)+/-#                    2.67    07/01/2032       4,600,000
   5,950,000  LONG BEACH CA HARBOR REVENUE (OTHER REVENUE LOC)+/-#                               2.80    05/15/2020       5,950,000
   2,800,000  LONG BEACH CA HARBOR REVENUE P-FLOATS-PA 651 (AIRPORT REVENUE LOC)+/-#             2.80    05/15/2019       2,800,000
   2,135,000  LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED (AIRPORT REVENUE LOC)
              +/-#                                                                               2.77    05/15/2020       2,135,000
   8,190,000  LOS ANGELES CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE, FIRST
              SECURITY BANK LOC)+/-#                                                             2.73    06/01/2026       8,190,000
   9,000,000  LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION APARTMENTS SERIES A
              (HOUSING REVENUE LOC)+/-#                                                          2.83    10/15/2038       9,000,000
   1,300,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING REVENUE LOC)+/-#       2.67    04/01/2030       1,300,000
   8,275,000  LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR (HOUSING REVENUE LOC)+/-#       2.83    10/15/2038       8,275,000
   8,650,000  LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE SUB
              SERIES C-2 (LEASE REVENUE LOC)+/-#                                                 2.70    08/15/2021       8,650,000
   6,995,000  LOS ANGELES CA HARBOR DEPARTMENT REVENUE TRANSPORTATION RECEIPTS CLASS F
              SERIES 7 MBIA INSURED (HARBOR DEPARTMENT REVENUE LOC)+/-#                          2.78    11/01/2026       6,995,000
   2,630,000  LOS ANGELES CA MFHR LA BREA APARTMENT PROJECT SERIES G CITIBANK NA LOC
              (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                             2.69    12/01/2030       2,630,000
   5,300,000  LOS ANGELES CA MFHR MASSELIN MANOR HOUSING PROJECT BANK OF AMERICA NT & SA
              LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                         2.77    07/01/2015       5,300,000
  16,000,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A2 (POWER REVENUE, US BANK NA LOC)+/-#       2.72    07/01/2035      16,000,000
   8,875,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A3 (POWER REVENUE)+/-#                       2.69    07/01/2035       8,875,000
  12,125,000  LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)+/-#                   2.72    07/01/2035      12,125,000
  12,000,000  LOS ANGELES CA SUBSERIES A-7 (WATER REVENUE)+/-#                                   2.59    07/01/2035      12,000,000
   4,980,000  LOS ANGELES CA UNIFIED SCHOOL DISTRICT MERLOTS SERIES B12
              (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-#                                    2.76    01/01/2027       4,980,000
   7,360,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-#             2.77    01/01/2011       7,360,000
   6,175,000  LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-#                        2.77    01/01/2010       6,175,000
   4,960,000  LOS ANGELES CA WASTEWATER SYSTEM SEWER REVENUE ROCS RR II R 4034 (SEWER
              REVENUE LOC)+/-#                                                                   2.77    06/01/2022       4,960,000
   5,995,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 182 FSA INSURED (WATER REVENUE
              LOC)+/-#                                                                           2.78    01/01/2009       5,995,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                               INTEREST   MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE       DATE          VALUE
CALIFORNIA (CONTINUED)
$  3,105,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED (WATER REVENUE
              LOC)+/-#                                                                           2.78%   01/01/2009  $    3,105,000
   7,300,000  LOS ANGELES CA WATER & POWER REVENUE SERIES 873 (ELECTRIC REVENUE LOC)+/-#         2.73    07/01/2011       7,300,000
  11,330,000  LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA INSURED
              (WATER REVENUE LOC)+/-#                                                            2.71    07/01/2035      11,330,000
  12,000,000  LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON APARTMENTS-B
              (HOUSING REVENUE LOC)+/-#                                                          2.69    06/01/2010      12,000,000
  18,670,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE FSA
              INSURED (TRANSPORTATION REVENUE LOC)+/-#                                           2.77    07/01/2016      18,670,000
  20,200,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE FSA
              INSURED (TRANSPORTATION REVENUE LOC)+/-#                                           2.77    07/01/2021      20,200,000
  20,000,000  LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE FSA
              INSURED (TRANSPORTATION REVENUE LOC)+/-#                                           2.77    07/01/2025      20,000,000
  27,840,000  LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS (HOUSING
              REVENUE LOC)+/-#                                                                   2.75    09/01/2030      27,840,000
  25,200,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1 (WATER REVENUE
              LOC)+/-#                                                                           2.68    07/01/2020      25,200,000
  10,000,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B2 (WATER REVENUE
              LOC)+/-#                                                                           2.68    07/01/2020      10,000,000
  12,450,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C (WATER REVENUE
              LOC)+/-#                                                                           2.70    07/01/2027      12,450,000
   9,120,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES A
              AMBAC INSURED (WATER & SEWER REVENUE LOC)+/-#                                      2.72    06/01/2023       9,120,000
   1,850,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES A1
              (WATER REVENUE LOC)+/-#                                                            2.68    07/01/2023       1,850,000
  13,850,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES A2
              JP MORGAN CHASE BANK INSURED (WATER REVENUE LOC)+/-#                               2.69    07/01/2023      13,850,000
  14,800,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
              SERIES B+/-#                                                                       2.69    07/01/2020      14,800,000
   1,960,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
              C-1 DEXIA LOC (WATER REVENUE LOC)+/-#                                              2.69    07/01/2030       1,960,000
   9,900,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
              C-2 (WATER REVENUE LOC)+/-#                                                        2.68    07/01/2030       9,900,000
  40,045,000  METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE SERIES
              C-3 (WATER REVENUE LOC)+/-#                                                        2.67    07/01/2030      40,045,000
   9,025,000  MILPITAS CA REDEVELOPMENT AGENCY+/-#                                               2.77    09/01/2021       9,025,000
  11,100,000  MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES SG 66
              MBIA INSURED (ELECTRIC REVENUE LOC)+/-#                                            2.77    10/01/2015      11,100,000
   5,620,000  MODESTO CA PFA LEASE REVENUE SERIES 354 AMBAC INSURED (LEASE REVENUE LOC)
              +/-#                                                                               2.73    09/01/2029       5,620,000
  10,700,000  MOUNT DIABLO CA UNIFIED SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE LOC)            3.00    11/09/2005      10,712,301
   6,350,000  MSR PUBLIC POWER AGENCY CALIFORNIA SAN JUAN PROJECT REVENUE SUBORDINATE LIEN
              SERIES B (POWER REVENUE LOC)+/-#                                                   2.68    07/01/2022       6,350,000
   1,000,000  NEWPORT BEACH CA REVENUE HOAG MEMORIAL HOSPITAL SERIES A
              (HEALTHCARE FACILITIES REVENUE LOC)+/-#                                            2.75    10/01/2026       1,000,000
   3,400,000  OAKLAND CA JT POWERS FINANCING AUTHORITY FRUITVALE TRANSIT SERIES B (POWER
              REVENUE LOC)+/-#                                                                   2.69    07/01/2033       3,400,000
  16,000,000  OAKLAND CA JT POWERS FINANCING AUTHORITY REVENUE SERIES A (HOUSING REVENUE
              LOC)+/-#                                                                           2.69    07/01/2033      16,000,000
   8,665,000  OAKLAND CA SEWER REVENUE (SEWER REVENUE LOC)+/-#                                   2.77    06/15/2021       8,665,000
  13,587,000  OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE  SERIES C-1
              (LEASE REVENUE LOC)+/-#                                                            2.76    02/01/2025      13,587,000
   1,910,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENT PROJECT
              SERIES C FHLMC LOC (HOUSING REVENUE LOC)+/-#                                       2.69    12/01/2029       1,910,000
   4,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PARK RIDGE VILLAS PROJECT
              FNMA LOC (HOUSING REVENUE LOC)+/-#                                                 2.69    11/15/2028       4,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                               INTEREST   MATURITY
PRINCIPAL     SECURITY NAME                                                                      RATE       DATE          VALUE
CALIFORNIA (CONTINUED)
$ 10,500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL PROJECT SERIES C
              (HOUSING REVENUE LOC)+/-#                                                          2.69%   11/01/2022  $   10,500,000
  15,400,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE PROJECT PARK PLACE APARTMENTS
              ISSUE A FHLB INSURED (HOUSING REVENUE LOC)+/-#                                     2.73    04/01/2024      15,400,000
   9,000,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES A FHLMC LOC
              (HOUSING REVENUE LOC)+/-#                                                          2.69    12/01/2006       9,000,000
   8,449,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES D HARBOR POINTE PROJECT
              FHLMC LOC (HOUSING REVENUE LOC)+/-#                                                2.69    12/01/2022       8,449,000
     500,000  ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE SERIES G-3 (HOUSING REVENUE
              LOC)+/-#                                                                           2.69    11/15/2028         500,000
   6,565,000  ORANGE COUNTY CA SANITATION DISTRICT COP AMBAC INSURED (LEASE REVENUE LOC)
              +/-#                                                                               2.72    08/01/2013       6,565,000
   2,302,500  ORANGE COUNTY CA SANITATION DISTRICT COP FLOATERS-SERIES 1032 (SEWER REVENUE
              LOC)+/-#                                                                           2.73    02/01/2033       2,302,500
  17,000,000  ORANGE COUNTY CA SPECIAL FINANCING AUTHORITY TEETER PLAN REVENUE SERIES E
              AMBAC INSURED (PROPERTY TAX REVENUE LOC)+/-#                                       2.69    11/01/2014      17,000,000
  25,500,000  ORANGE COUNTY CA TRANSPORTATION AUTHORITY TOLL ROAD REVENUE (TOLL ROAD
              REVENUE LOC)+/-#                                                                   2.68    12/15/2030      25,500,000
  27,740,000  ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC (WATER REVENUE LOC)
              +/-#                                                                               2.67    08/01/2042      27,740,000
   4,400,000  PACIFIC CA HFA LEASE REVENUE SERIES A FHLMC INSURED (HOUSING REVENUE LOC)
              +/-#                                                                               2.85    02/01/2007       4,400,000
  12,680,000  PARAMOUNT CA USD COP (LEASE REVENUE, FIRST SECURITY BANK LOC)+/-#                  2.72    09/01/2031      12,680,000
   9,515,000  PASADENA CA COMMUNITY DEVELOPMENT COMMISSION HOLLY STREET APARTMENTS SERIES A
              (HOUSING REVENUE, FNMA INSURED)+/-#                                                2.77    12/15/2033       9,515,000
   7,860,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-#              2.77    09/01/2024       7,860,000
   5,450,000  PERRIS CA UNIFIED HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-#              2.77    09/01/2026       5,450,000
   5,505,000  PLACENTIA-YORBA LINDA CA USD SERIES 896 (PROPERTY TAX REVENUE, MBIA INSURED)
              +/-#                                                                               2.78    02/01/2013       5,505,000
   1,340,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE FGIC INSURED (TRANSPORTATION
              REVENUE LOC)+/-#                                                                   2.80    05/01/2008       1,340,000
   7,285,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE MBIA INSURED (TRANSPORTATION
              REVENUE LOC)+/-#                                                                   2.80    05/01/2010       7,285,000
   1,295,000  PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED (AIRPORT
              REVENUE LOC)+/-#                                                                   2.78    11/01/2021       1,295,000
   4,270,000  POWAY CA REDEVELOPMENT AGENCY TAX ALLOCATION REVENUE SERIES R 2046 MBIA
              INSURED (TAX ALLOCATION REVENUE LOC)+/-#                                           2.77    06/15/2020       4,270,000
   6,500,000  POWAY CA UNIFIED SCHOOL DISTRICT CTFS PARTNERSHIP (LEASE REVENUE LOC)+/-#          2.72    06/01/2029       6,500,000
   4,845,000  RANCHO SANTIAGO CA COMMUNITY COLLEGE DISTRICT (GENERAL OBLIGATION -SCHOOL
              DISTRICTS LOC)+/-#                                                                 2.77    09/01/2026       4,845,000
   5,340,000  REDLANDS CA USD PROJECT 1891 (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)
              +/-#                                                                               2.77    01/01/2011       5,340,000
   9,000,000  REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)+/-#                             2.77    10/15/2034       9,000,000
   3,610,000  REDONDO BEACH CA PUBLIC FINANCING AUTHORITY TAX ALLOCATION REVENUE AVIATION
              HIGH REDEVELOPMENT PROJECT ALLIED IRISH BANK PLC LOC (PROPERTY TAX REVENUE
              LOC)+/-#                                                                           2.71    07/01/2030       3,610,000
  22,110,000  RIVERSIDE - SAN BERNADINO CA HOUSING & FINANCE AGENCY LEASE REVENUE SERIES A
              SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-#                                     2.67    07/01/2006      22,110,000
   1,500,000  RIVERSIDE COUNTY CA ASSET LEASING CORPORATION LEASEHOLD REVENUE (LEASE
              REVENUE LOC)+/-#                                                                   2.67    11/01/2032       1,500,000
  17,100,000  RIVERSIDE COUNTY CA COMMUNITY FACILITIES DISTRICT SERIES 88-4 KBC BANK LOC
              (SPECIAL TAX REVENUE LOC)+/-#                                                      2.75    09/01/2014      17,100,000
   4,000,000  RIVERSIDE COUNTY CA IDA INDUSTRIAL DEVELOPMENT REVENUE CRYOGENIC PROJECT
              ISSUE B (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-#                                   2.75    07/05/2014       4,000,000
   2,805,000  ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX REVENUE, AMBAC
              INSURED)+/-#                                                                       2.76    06/15/2021       2,805,000
  17,750,000  SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)                      3.75    06/28/2006      17,899,905

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                                    INTEREST   MATURITY
                                                                                                 RATE       DATE         VALUE
CALIFORNIA (CONTINUED)
$  8,270,000  SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
              (UTILITIES REVENUE LOC)+/-#                                                        2.77%   05/15/2020  $    8,270,000
  25,300,000  SACRAMENTO CA UNIFIED SCHOOL DISTRICT CTFS PARTNERS FSA INSURED
              (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-#                                    2.71    03/01/2031      25,300,000
   7,000,000  SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES 1
              COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-#                                   2.75    05/15/2034       7,000,000
   6,300,000  SACRAMENTO COUNTY CA HFA MFHR HIDDEN OAKS APARTMENTS PROJECT SERIES C
              COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-#                                   2.75    05/15/2029       6,300,000
   2,940,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR (HOUSING REVENUE LOC)+/-#              2.75    08/01/2034       2,940,000
   6,000,000  SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR NORMANDY PARK APARTMENTS
              SERIES A (HOUSING REVENUE LOC)+/-#                                                 2.75    02/15/2033       6,000,000
  63,900,000  SACRAMENTO COUNTY CA TRAN SERIES A                                                 4.00    07/10/2006      64,591,843
   6,115,000  SAN BERNARDINO COUNTY CA MFHR GREEN VALLEY APARTMENTS PROJECT SERIES A
              COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-#                                   2.69    05/15/2029       6,115,000
   5,600,000  SAN BERNARDINO COUNTY CA MFHR SYCAMORE TERRACE PROJECT SERIES A
              COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-#                                   2.69    05/15/2029       5,600,000
   6,315,000  SAN BERNARDINO CA COMMUNITY COLLEGE DISTRICT FLOATS 1850
              (PROPERTY TAX REVENUE, MBIA INSURED)+/-#                                           2.77    02/01/2011       6,315,000
   3,395,000  SAN DIEGO CA AREA HFA LEASE REVENUE SERIES B COLLATERALIZED BY FNMA
              (HOUSING REVENUE LOC)+/-#                                                          2.85    06/01/2006       3,395,000
  37,245,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES A
              (TAX REVENUE LOC)                                                                  4.00    07/14/2006      37,645,717
  21,515,000  SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES B
              (TAX REVENUE LOC)                                                                  4.00    07/14/2006      21,743,246
  14,825,000  SAN DIEGO CA HFA MFHR STRATTON APARTMENTS PROJECT SERIES A COLLATERALIZED BY
              FNMA (HOUSING REVENUE LOC)+/-#                                                     2.75    01/15/2033      14,825,000
   8,200,000  SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS SERIES B
              (HOUSING REVENUE LOC)+/-#                                                          2.75    01/15/2035       8,200,000
  27,600,000  SAN DIEGO CA PFA LEASE REVENUE SERIES A (LEASE REVENUE LOC)+/-#                    2.80    02/15/2026      27,600,000
   7,510,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE CLASS B
              (LEASE REVENUE LOC)+/-#                                                            2.80    02/15/2026       7,510,000
  37,935,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE CLASS C
              (LEASE REVENUE LOC)+/-#                                                            2.80    02/15/2026      37,935,000
  19,130,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY SEWER REVENUE
              SERIES SG 130 (WATER & SEWER REVENUE LOC)+/-#                                      2.77    05/15/2029      19,130,000
   5,430,000  SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY WATER REVENUE CLASS A
              (WATER REVENUE LOC)+/-#                                                            2.77    08/01/2012       5,430,000
   1,235,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT
              (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-#                                    2.77    07/01/2024       1,235,000
   5,826,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES 758 (EDUCATIONAL FACILITIES
              REVENUE LOC)+/-#                                                                   2.73    07/01/2027       5,826,000
  11,580,000  SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES PA-804 (EDUCATIONAL FACILITIES
              REVENUE LOC)+/-#                                                                   2.77    07/01/2022      11,580,000
  10,680,000  SAN FRANCISCO CA CITY & COUNTY PUBLIC UTILITIES COMMISSION FOR
              CLEAN WATER MERLOTS SERIES B20 MBIA INSURED
              (WATER & SEWER REVENUE LOC)+/-#                                                    2.76    10/01/2022      10,680,000
      95,000  SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR NAMIKI APARTMENTS
              PROJECT SERIES C CITIBANK NA LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-#            2.74    11/01/2036          95,000
  26,700,000  SAN FRANCISCO CA CITY & COUNTY UNIFIED SCHOOL DISTRICT TRAN                        3.50    12/01/2005      26,761,324
  16,800,000  SAN JOSE CA MFHR EVANS LANE APARTMENTS PROJECT SERIES H BANK OF AMERICA NA LOC
              (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                             2.77    04/15/2036      16,800,000
     150,000  SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES A
              (PROPERTY TAX REVENUE, MORGAN GUARANTY TRUST LOC)+/-#                              2.67    07/01/2026         150,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                                    INTEREST   MATURITY
                                                                                                 RATE       DATE         VALUE
CALIFORNIA (CONTINUED)

$  8,400,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-#                                2.71%   08/01/2035  $    8,400,000
   2,590,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION (TAX INCREMENTAL REVENUE
              LOC)+/-#                                                                           2.78    08/01/2011       2,590,000
   1,285,000  SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION CTFS SERIES 149 MBIA INSURED
              (TAX INCREMENTAL REVENUE LOC)+/-#                                                  2.77    08/01/2027       1,285,000
   6,857,500  SAN JOSE CA UNION SCHOOL DISTRICT SANTA CLARA COUNTY FLOATERS SERIES 761 FSA
              INSURED (PROPERTY TAX REVENUE LOC)+/-#                                             2.73    08/01/2027       6,857,500
   8,690,000  SAN JOSE-SANTA CLARA CA WATER FINANCING AUTHORITY SEWER REVENUE FLOATS-SG-49
              (WATER & SEWER REVENUE LOC)+/-#                                                    2.77    11/15/2020       8,690,000
   2,200,000  SAN LEANDRO CA MFHR HAAS AVENUE APARTMENTS SERIES B SECURITY PACIFIC
              NATIONAL LOC (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                2.67    10/01/2007       2,200,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1161 FGIC INSURED
              (TAX INCREMENTAL REVENUE LOC)+/-#                                                  2.77    02/01/2011       6,510,000
   6,510,000  SAN MARCOS CA PFA TAX ALLOCATION REVENUE SERIES 1178 FGIC INSURED
              (TAX INCREMENTAL REVENUE LOC)+/-#                                                  2.77    08/01/2011       6,510,000
   3,060,000  SANTA CLARA CA ELECTRIC REVENUE SERIES A AMBAC INSURED (ELECTRIC REVENUE
              LOC)+/-#                                                                           2.72    07/01/2010       3,060,000
   6,705,000  SANTA CLARA CA ELECTRIC REVENUE SERIES C AMBAC INSURED
              (ELECTRIC PLANT REVENUE LOC)+/-#                                                   2.72    07/01/2010       6,705,000
  17,740,000  SANTA CLARA COUNTY CA FINANCING AUTHORITY LEASE REVENUE
              (LEASE REVENUE LOC)+/-#                                                            2.65    11/15/2025      17,740,000
   5,900,000  SANTA CLARA COUNTY CA MFHR BENTON PARK CENTER APARTMENTS PROJECT SERIES A
              COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                      2.69    12/15/2025       5,900,000
  11,400,000  SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E FGIC INSURED
              REMARKETED 03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                         2.75    11/15/2017      11,400,000
   6,805,000  SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-#             2.77    08/01/2025       6,805,000
   6,190,000  SIERRA CA JOINT COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC
              INSURED)+/-#                                                                       2.77    08/01/2021       6,190,000
   4,600,000  SIMI VALLEY CA MFHR 500 DANKSE BANK INSURED (HOUSING REVENUE LOC)+/-#              3.02    03/01/2021       4,600,000
  10,000,000  SIMI VALLEY CA MFHR LINCOLN WOOD RANCH (HOUSING REVENUE LOC)+/-#                   2.69    06/01/2010      10,000,000
   6,150,000  SIMI VALLEY CA MFHR SERIES A (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                2.69    07/01/2023       6,150,000
  21,900,000  SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B
              (SEWER REVENUE LOC)+/-#                                                            2.75    11/01/2035      21,900,000
   5,315,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY POWER PROJECT REVENUE SERIES PA
              1172 (ELECTRIC PLANT REVENUE LOC)+/-#                                              2.77    07/01/2011       5,315,000
  23,860,000  SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT REVENUE
              LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-#                                        2.67    07/01/2019      23,860,000
   6,600,000  STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
              (OTHER REVENUE LOC)+/-#                                                            2.81    06/01/2013       6,600,000
   6,100,000  UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 480 MBIA INSURED
              (EDUCATIONAL FACILITIES REVENUE LOC)+/-#                                           2.73    09/01/2022       6,100,000
     965,000  UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE LOC)+/-#            2.77    05/15/2033         965,000
   7,000,000  UNIVERSITY OF CALIFORNIA SERIES 1119 (COLLEGE & UNIVERSITY REVENUE,
              FIRST SECURITY BANK LOC)+/-#                                                       2.73    05/15/2035       7,000,000
  23,675,000  UNIVERSITY OF CALIFORNIA SERIES 1134 (COLLEGE & UNIVERSITY REVENUE,
              FIRST SECURITY BANK LOC)+/-#                                                       2.73    05/15/2030      23,675,000
   4,805,000  UNIVERSITY OF CALIFORNIA SERIES 2984 (COLLEGE & UNIVERSITY REVENUE,
              FIRST SECURITY BANK LOC)+/-#                                                       2.77    05/15/2022       4,805,000
   7,750,000  VACAVILLE CA MFHR SYCAMORE APARTMENTS SERIES A (HOUSING REVENUE LOC)+/-#           2.69    05/15/2029       7,750,000
   2,880,000  VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485 (TAX REVENUE
              LOC)+/-#                                                                           2.78    12/01/2019       2,880,000
   9,000,000  WESTLANDS CA COP SERIES B (OTHER REVENUE, AMBAC INSURED)+/-#                       2.67    03/01/2029       9,000,000
   5,505,000  YOSEMITE CA COMMUNITY COLLEGE DISTRICT (PROPERTY TAX REVENUE)+/-#                  2.77    08/01/2025       5,505,000

                                                                                                                      2,423,126,945
                                                                                                                     --------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                                                    INTEREST    MATURITY
                                                                                                 RATE        DATE          VALUE
OTHER - 1.79%
$ 17,995,000  ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC INSURED
              (OTHER REVENUE LOC)+/-#                                                            2.76%   07/05/2006  $   17,995,000
  13,176,000  ABN AMRO MUNITOPS CTFS TR 1998-25 MUNITOPS CERTIFICATES FGIC INSURED
              (OTHER REVENUE LOC)+/-#                                                            2.76    07/05/2006      13,176,000
  17,000,000  ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC INSURED
              (OTHER REVENUE LOC)+/-#++                                                          2.79    05/07/2008      17,000,000

                                                                                                                         48,171,000
                                                                                                                     --------------
PUERTO RICO - 1.17%
   7,200,000  EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO COMMONWEALTH
              INFRASTRUCTURE FINANCING AUTHORITY SERIES A) (OTHER REVENUE LOC)+/-#               2.76    10/01/2034       7,200,000
   5,000,000  PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION AUTHORITY REVENUE SERIES 2
              MBIA INSURED (TRANSPORTATION REVENUE LOC)+/-#                                      2.76    07/01/2038       5,000,000
   4,995,000  PUERTO RICO COMMONWEALTH INFRASTRUCTURE FINANCING AUTHORITY SERIES 86
              (SALES TAX REVENUE LOC)+/-#                                                        2.73    07/01/2015       4,995,000
   7,970,000  PUERTO RICO COMMONWEALTH MERLOTS SERIES A44+/-#                                    2.74    07/01/2029       7,970,000
   6,135,000  PUERTO RICO COMMONWEALTH PUBLIC BUILDINGS AUTHORITY REVENUE SERIES 416 FSA LOC
              (LEASE REVENUE LOC)+/-#                                                            2.73    07/01/2021       6,135,000

                                                                                                                         31,300,000
                                                                                                                     --------------
TOTAL MUNICIPAL BONDS & NOTES (COST $2,502,597,945)                                                                  $2,502,597,945
                                                                                                                     --------------
COMMERCIAL PAPER - 7.79%
   4,000,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                                   2.50    10/03/2005       4,000,000
   2,700,000  CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                                   2.53    11/02/2005       2,700,000
  25,400,000  GOLDEN GATE BRIDGE                                                                 2.52    10/11/2005      25,400,000
  25,000,000  LOS ANGELES CA DEPARTMENT OF WATER & POWER                                         2.60    12/06/2005      25,000,000
   5,225,000  LOS ANGELES DEPARTMENT OF AIRPORTS SERIES A                                        2.35    10/05/2005       5,225,000
   2,000,000  LOS ANGELES METROPOLITAN TRANSPORTATION SERIES A                                   2.60    12/08/2005       2,000,000
   9,235,000  PORT OF OAKLAND CA                                                                 2.60    10/11/2005       9,235,000
  16,200,000  PORT OF OAKLAND CA                                                                 2.68    11/22/2005      16,200,000
  23,400,000  UNIVERSITY OF CALIFORNIA                                                           2.55    10/03/2005      23,400,000
  14,700,000  UNIVERSITY OF CALIFORNIA                                                           2.50    10/06/2005      14,700,000
  13,400,000  UNIVERSITY OF CALIFORNIA                                                           2.50    10/18/2005      13,400,000
  15,505,000  UNIVERSITY OF CALIFORNIA                                                           2.58    11/04/2005      15,505,000
  10,000,000  UNIVERSITY OF CALIFORNIA                                                           2.50    11/07/2005      10,000,000
  10,000,000  UNIVERSITY OF CALIFORNIA                                                           2.59    11/07/2005      10,000,000
  12,425,000  UNIVERSITY OF CALIFORNIA                                                           2.58    11/08/2005      12,425,000
  20,300,000  UNIVERSITY OF CALIFORNIA                                                           2.57    11/14/2005      20,300,000

TOTAL COMMERCIAL PAPER (COST $209,490,000)                                                                              209,490,000
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,712,087,945)*                       100.91%                                                                 $2,712,087,945
OTHER ASSETS AND LIABILITIES, NET             (0.91)                                                                    (24,535,320)
                                             ------                                                                  --------------
TOTAL NET ASSETS                             100.00%                                                                 $2,687,552,625
                                             ======                                                                  ==============

+/-   VARIABLE RATE INVESTMENTS.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
ASSET-BACKED SECURITIES - 0.28%
$ 24,000,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST                                    3.84%        09/06/2006     $ 24,000,000
   1,739,161   CAPITAL AUTO RECEIVABLES ASSET TRUST+/-++                                   3.78         06/15/2006        1,739,161
   9,281,310   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                            3.18         05/15/2006        9,281,310

TOTAL ASSET-BACKED SECURITIES (COST $35,020,471)                                                                         35,020,471
                                                                                                                       ------------

AGENCY NOTES - INTEREST BEARING - 0.36%
  45,000,000   FNMA                                                                        6.00         12/15/2005       45,202,540

TOTAL AGENCY NOTES - INTEREST BEARING (COST $45,202,540)                                                                 45,202,540
                                                                                                                       ------------

CERTIFICATES OF DEPOSIT - 6.07%
 235,000,000   BARCLAYS BANK PLC                                                           4.14         09/20/2006      235,000,000
 200,000,000   CDC IXIS                                                                    2.45         10/06/2005      200,000,000
  35,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                         2.75         11/14/2005       35,000,000
 133,500,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                         4.18         09/22/2006      133,500,000
 150,000,000   MORGAN STANLEY BANK                                                         3.67         10/11/2005      150,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $753,500,000)                                                                       753,500,000
                                                                                                                       ------------

COMMERCIAL PAPER - 35.51%
  50,000,000   ALLIANCE & LEICESTER PLC^                                                   3.92         02/22/2006       49,226,889
 100,000,000   ALLIANCE & LEICESTER PLC^                                                   3.96         03/20/2006       98,152,000
 219,460,000   AMSTEL FUNDING CORPORATION^                                                 3.42         12/02/2005      218,209,078
 100,000,000   AMSTEL FUNDING CORPORATION^                                                 3.95         02/27/2006       98,387,083
  84,000,000   APRECO LLC^                                                                 3.70         10/19/2005       83,861,867
 100,000,000   ATLANTIS ONE FUNDING^                                                       3.25         10/03/2005      100,000,000
  92,817,000   ATOMIUM FUNDING CORPORATION^                                                3.47         10/06/2005       92,790,160
  50,000,000   ATOMIUM FUNDING CORPORATION^                                                3.62         10/13/2005       49,949,722
 100,000,000   ATOMIUM FUNDING CORPORATION^                                                3.83         03/07/2006       98,353,125
 121,000,000   BEAR STEARNS COMPANY INCORPORATED^                                          3.92         10/03/2005      121,000,000
 110,100,000   BETA FINANCE INCORPORATED^                                                  3.94         02/28/2006      108,316,625
  10,775,000   CC USA INCORPORATED^                                                        3.49         10/17/2005       10,760,376
  29,000,000   CC USA INCORPORATED^                                                        3.78         11/28/2005       28,829,480
  34,242,000   CEDAR SPRINGS CAPITAL COMPANY^                                              3.49         10/03/2005       34,242,000
  50,000,000   CIT GROUP INCORPORATED^                                                     3.92         02/21/2006       49,232,333
  53,229,000   CLIPPER RECEIVABLES CORPORATION LLC^                                        3.80         12/23/2005       52,773,892
  20,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                          3.65         10/07/2005       19,991,889
 202,771,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                          3.83         03/08/2006      199,410,071
  50,000,000   CONCORD MINUTEMEN CAPITAL COMPANY+/-++                                      3.76         10/17/2006       49,997,639
  76,986,000   CROWN POINT CAPITAL COMPANY^                                                3.83         03/09/2006       75,701,777
  61,841,000   CULLINAN FINANCE CORPORATION^                                               3.78         12/22/2005       61,321,536
 200,000,000   DANSKE CORPORATION^                                                         3.40         12/02/2005      198,868,333
  16,500,000   DORADA FINANCE INCORPORATED^                                                3.78         11/28/2005       16,402,980
  50,000,000   EIFFEL FUNDING LLC^                                                         3.73         10/24/2005       49,891,208
  75,035,000   FAIRWAY FINANCE CORPORATION^                                                3.38         10/17/2005       74,936,371
  48,900,000   FIVE FINANCE INCORPORATED^                                                  3.95         01/20/2006       48,315,169
  31,500,000   FIVE FINANCE INCORPORATED^                                                  3.95         03/01/2006       30,985,019
 300,000,000   FORTIS FUNDING LLC^                                                         3.50         02/27/2006      295,718,625
 117,690,000   GENERAL ELECTRIC CAPITAL CORPORATION^                                       3.57         02/22/2006      116,032,729
  73,878,000   GEORGE STREET FINANCE LLC^                                                  3.48         10/12/2005       73,813,726

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
COMMERCIAL PAPER (CONTINUED)
$215,000,000   GRAMPIAN FUNDING LLC^                                                       3.92%        02/17/2006    $ 211,792,678
 160,000,000   GRAMPIAN FUNDING LLC^                                                       4.10         03/29/2006      156,774,667
 100,000,000   HSBC BANK CANADA^                                                           3.50         02/17/2006       98,668,055
  26,200,000   K2 (USA) LLC^                                                               3.78         11/30/2005       26,040,442
  53,341,000   KLIO FUNDING CORPORATION^                                                   3.83         12/15/2005       52,926,733
  70,000,000   KLIO II FUNDING CORPORATION^                                                3.83         12/15/2005       69,456,353
  50,000,000   LIQUID FUNDING LIMITED                                                      3.75         10/11/2005       50,000,000
  50,000,000   LIQUID FUNDING LIMITED+/-++                                                 3.82         10/17/2005       49,999,989
  60,000,000   MANE FUNDING CORPORATION^                                                   3.78         11/28/2005       59,647,200
 130,787,000   PICAROS FUNDING LLC^                                                        3.61         10/04/2005      130,773,885
 103,129,000   PICAROS FUNDING LLC^                                                        4.02         05/19/2006      100,503,335
 175,536,000   SCALDIS CAPITAL LLC^                                                        3.81         12/15/2005      174,181,618
  50,000,000   SEDNA FINANCE INCORPORATED+/-++                                             3.74         10/17/2005       49,999,327
  32,000,000   SEDNA FINANCE INCORPORATED^                                                 4.00         02/21/2006       31,498,667
 110,000,000   SEDNA FINANCE INCORPORATED^                                                 3.95         02/28/2006      108,213,722
  95,000,000   SEDNA FINANCE INCORPORATED+/-++                                             3.74         07/17/2006       94,992,571
  78,644,000   SOLITAIRE FUNDING LLC^                                                      3.93         12/13/2005       78,034,443
  40,000,000   SWEDISH NATIONAL HOUSING FINANCE^                                           3.38         11/14/2005       39,842,267
 100,000,000   TANGO FINANCE CORPORATION^                                                  4.00         03/23/2006       98,100,000
  47,379,000   THAMES ASSET GLOBAL SECURITIZATION^                                         3.48         10/13/2005       47,333,200
  76,064,000   WHITE PINE FINANCE LLC^                                                     3.26         10/06/2005       76,043,336

TOTAL COMMERCIAL PAPER (COST $4,410,294,190)                                                                          4,410,294,190
                                                                                                                      -------------

CORPORATE BONDS & NOTES - 1.17%
  37,210,000   CITIGROUP INCORPORATED                                                      6.75         12/01/2005       37,434,338
  20,000,000   LEHMAN BROTHERS HOLDINGS                                                    6.25         05/15/2006       20,289,495
  52,000,000   MCDONALD'S CORPORATION+/-++                                                 4.49         03/07/2006       52,206,420
  35,648,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                             3.55         01/10/2006       35,648,000

TOTAL CORPORATE BONDS & NOTES (COST $145,578,253)                                                                       145,578,253
                                                                                                                      -------------

EXTENDABLE BONDS - 9.58%
  70,000,000   3M COMPANY++                                                                5.67         12/12/2005       70,369,573
  60,000,000   AMERICAN GENERAL FINANCE+/-++                                               3.77         10/13/2006       60,000,000
 205,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     3.80         10/06/2006      205,000,000
  35,000,000   GENERAL ELECTRIC COMPANY+/-                                                 3.70         10/24/2005       35,001,012
 300,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                                3.78         10/06/2006      300,000,000
  67,000,000   MERRILL LYNCH & COMPANY INCORPORATED+/-                                     3.93         09/11/2006       67,000,000
  80,000,000   MORGAN STANLEY+/-                                                           3.92         09/01/2006       80,000,000
 134,000,000   NORDEA BANK AB+/-++                                                         3.71         10/11/2006      134,000,000
 115,000,000   NORTHERN ROCK PLC+/-++                                                      3.69         08/03/2006      115,000,000
 100,000,000   NORTHERN ROCK PLC+/-++                                                      3.85         10/06/2006      100,000,000
  24,000,000   PREMIUM ASSET TRUST+/-++                                                    3.78         09/15/2006       24,000,000

TOTAL EXTENDABLE BONDS (COST $1,190,370,585)                                                                          1,190,370,585
                                                                                                                      -------------

MEDIUM TERM NOTES - 11.04%
 169,700,000   BANK OF AMERICA SECURITIES+/-#                                              4.02         09/09/2034      169,700,000
  90,000,000   BARCLAYS BANK PLC NEW YORK+/-                                               3.64         06/01/2006       89,988,246
  50,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                     4.09         09/09/2049       50,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
MEDIUM TERM NOTES (CONTINUED)
$197,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                     4.09%        09/09/2049    $ 197,000,000
 130,000,000   BMW US CAPITAL LLC+/-                                                       4.15         06/07/2006      130,291,123
 125,000,000   CC USA INCORPORATED++                                                       3.05         01/06/2006      124,947,462
  10,000,000   FIORE CAPITAL LLC+/-#                                                       3.84         08/01/2045       10,000,000
  70,000,000   FIVE FINANCE INCORPORATED++                                                 2.44         10/07/2005       69,999,867
  15,125,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                         4.02         02/21/2006       15,136,899
  65,000,000   LIBERTY LIGHTHOUSE US CAPITAL+/-++                                          3.69         07/10/2006       65,000,000
  84,000,000   LIQUID FUNDING LIMITED+/-++                                                 3.83         09/29/2006       84,000,000
 109,000,000   MARSHALL & ILSLEY BANK                                                      5.21         12/15/2005      109,487,012
  80,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                            3.69         07/07/2006       80,000,000
  13,000,000   PREMIUM ASSET TRUST SERIES 04-08+/-++                                       3.78         10/14/2005       13,000,000
 100,000,000   ROYAL BANK OF CANADA+/-                                                     3.74         10/10/2006      100,000,000
  62,000,000   STANDARD FEDERAL BANK                                                       2.92         12/01/2005       61,998,026

TOTAL MEDIUM TERM NOTES (COST $1,370,548,635)                                                                         1,370,548,635
                                                                                                                      -------------

MUNICIPAL BONDS & NOTES - 0.53%
   1,060,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96A+/-#                                3.84         12/15/2026        1,060,000
     670,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96C+/-#                                3.84         12/15/2026          670,000
   1,060,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96D+/-#                                3.84         12/15/2026        1,060,000
   1,190,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96E+/-#                                3.84         12/15/2026        1,190,000
     565,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96G+/-#                                4.00         12/15/2026          565,000
   1,405,000   KALAMAZOO FUNDING COMPANY LLC SERIES 96I+/-#                                3.84         12/15/2026        1,405,000
  24,000,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL OBLIGATION -
               STATES, TERRITORIES LOC)+/-#                                                3.86         11/01/2028       24,000,000
  17,000,000   NEW YORK NY SUBSERIES A9 (GENERAL OBLIGATION - STATES, TERRITORIES
               LOC)+/-#                                                                    3.84         11/01/2023       17,000,000
  19,000,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MULTI-FAMILY
               REVENUE (OTHER REVENUE LOC)+/-#                                             3.84         06/15/2034       19,000,000

TOTAL MUNICIPAL BONDS & NOTES (COST $65,950,000)                                                                         65,950,000
                                                                                                                      -------------

PROMISSORY NOTES - 2.95%
 186,000,000   CITIGROUP GLOBAL+/-                                                         4.01         09/09/2049      186,000,000
 180,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                         3.71         07/26/2006      180,000,000

TOTAL PROMISSORY NOTES (COST $366,000,000)                                                                              366,000,000
                                                                                                                      -------------

TIME DEPOSITS - 11.00%
 150,172,696   BARCLAYS BANK GRAND CAYMAN                                                  3.94         10/03/2005      150,172,696
 175,000,000   DANSKE BANK A S COPENHAGEN                                                  3.94         10/03/2005      175,000,000
 319,000,000   DEXIA BANK GRAND CAYMAN                                                     3.79         10/03/2005      319,000,000
  80,000,000   FORTIS BANK GRAND CAYMAN                                                    3.91         10/03/2005       80,000,000
 325,000,000   ING BELGIUM SA NV                                                           3.92         10/03/2005      325,000,000
 317,000,000   SOCIETE GENERALE PARIS                                                      3.81         10/05/2005      317,000,000

TOTAL TIME DEPOSITS (COST $1,366,172,696)                                                                             1,366,172,696
                                                                                                                      -------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CASH INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE  MATURITY DATE       VALUE
REPURCHASE AGREEMENTS - 21.39%
$626,006,596   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $626,210,048)                                               3.90%        10/03/2005      $626,006,596
 294,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $294,095,550)                                    3.90         10/03/2005       294,000,000
 260,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $260,084,500)                                    3.90         10/03/2005       260,000,000
 170,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $170,055,533)                                    3.92         10/03/2005       170,000,000
 316,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $316,134,124)                                    3.82         10/04/2005       316,000,000
 316,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $316,201,187)                                    3.82         10/06/2005       316,000,000
 324,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $324,240,030)                                    3.81         10/07/2005       324,000,000
 100,000,000   JP MORGAN SECURITIES - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $100,032,750)                                    3.93         10/03/2005       100,000,000
 250,000,000   LEHMAN BROTHERS INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $250,081,164)                                    3.95         10/03/2005       250,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,656,006,596)                                                                      2,656,006,596
                                                                                                                     ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $12,404,643,966)*                     99.88%                                                                   $12,404,643,966
OTHER ASSETS AND LIABILITIES, NET            0.12                                                                         15,290,575
                                           ------                                                                    ---------------
TOTAL NET ASSETS                           100.00%                                                                   $12,419,934,541
                                           ======                                                                    ===============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE     VALUE
AGENCY NOTES - DISCOUNT - 15.09%

FEDERAL HOME LOAN BANK - 0.69%
$ 75,000,000   FHLB^                                                                        3.60%        11/14/2005  $   74,685,000
                                                                                                                     --------------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 7.50%
 100,000,000   FHLMC^                                                                       3.50         10/04/2005      99,990,278
  99,500,000   FHLMC^                                                                       2.75         10/18/2005      99,385,989
  75,000,000   FHLMC^                                                                       3.00         11/15/2005      74,731,698
 100,000,000   FHLMC^                                                                       3.68         12/13/2005      99,275,208
 100,000,000   FHLMC^                                                                       3.90         02/07/2006      98,624,167
 100,000,000   FHLMC^                                                                       3.62         02/28/2006      98,511,778
 100,000,000   FHLMC^                                                                       3.79         03/15/2006      98,283,972
 125,000,000   FHLMC^                                                                       3.86         03/21/2006     122,737,864
  27,557,000   FHLMC^                                                                       3.90         04/10/2006      26,993,494

                                                                                                                        818,534,448
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.90%
  75,134,031   FNMA^                                                                        3.37         10/03/2005      75,134,031
 108,392,000   FNMA^                                                                        3.19         10/14/2005     108,286,348
  30,514,400   FNMA^                                                                        3.58         11/01/2005      30,426,400
 213,317,100   FNMA^                                                                        3.59         11/01/2005     212,701,058
 100,000,000   FNMA^                                                                        3.29         11/02/2005      99,725,833
  75,000,000   FNMA^                                                                        3.00         11/04/2005      74,800,000
  53,389,000   FNMA^                                                                        3.40         01/27/2006      52,804,094
  27,255,000   FNMA #760846^                                                                3.42         10/03/2005      27,255,000
  21,800,000   FNMA #760907^                                                                3.42         10/03/2005      21,800,000
  50,000,000   FNMA #873060^                                                                3.73         11/01/2005      49,849,764

                                                                                                                        752,782,528
                                                                                                                     --------------

TOTAL AGENCY NOTES - DISCOUNT (COST $1,646,001,976)                                                                   1,646,001,976
                                                                                                                     --------------

AGENCY NOTES - INTEREST BEARING - 28.46%

FEDERAL FARM CREDIT BANK - 10.09%
 100,000,000   FFCB+/-                                                                      3.75         10/04/2005      99,999,917
 100,000,000   FFCB+/-                                                                      3.73         12/14/2005      99,990,080
  50,000,000   FFCB+/-                                                                      3.80         12/21/2005      49,994,450
  25,000,000   FFCB+/-                                                                      3.76         04/26/2006      24,999,306
  40,000,000   FFCB+/-                                                                      3.61         05/01/2006      39,995,937
 100,000,000   FFCB+/-                                                                      3.64         05/04/2006      99,994,108
 150,000,000   FFCB+/-                                                                      3.71         05/19/2006     149,990,546
  50,000,000   FFCB+/-                                                                      3.61         06/02/2006      49,991,742
 100,000,000   FFCB+/-                                                                      3.77         07/19/2006      99,992,124
  50,000,000   FFCB+/-                                                                      3.76         08/09/2006      49,987,356
  25,000,000   FFCB+/-                                                                      3.77         08/18/2006      24,995,671
 100,000,000   FFCB+/-                                                                      3.79         08/28/2006     100,017,853
  61,250,000   FFCB+/-                                                                      3.70         05/15/2007      61,270,685
 100,000,000   FFCB+/-                                                                      3.60         06/01/2007      99,951,101
  50,000,000   FFCB+/-                                                                      3.77         07/27/2007      50,023,362

                                                                                                                      1,101,194,238
                                                                                                                     --------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE     VALUE
FEDERAL HOME LOAN BANK - 13.12%
$  75,000,000  FHLB+/-                                                                      3.41%        10/05/2005  $   74,999,783
  111,860,000  FHLB                                                                         2.38         11/01/2005     111,847,704
   42,500,000  FHLB                                                                         2.25         12/15/2005      42,381,645
  100,000,000  FHLB                                                                         5.13         03/06/2006     100,550,455
  150,000,000  FHLB+/-                                                                      3.51         04/20/2006     149,959,158
   71,000,000  FHLB+/-                                                                      3.67         05/16/2006      70,965,938
    7,800,000  FHLB                                                                         2.85         05/24/2006       7,746,709
  100,000,000  FHLB+/-                                                                      3.75         06/01/2006      99,952,753
  300,000,000  FHLB+/-                                                                      3.73         06/13/2006     299,868,488
   38,850,000  FHLB                                                                         1.75         06/23/2006      38,221,455
   85,000,000  FHLB+/-                                                                      3.59         08/02/2006      84,967,203
  100,000,000  FHLB                                                                         4.00         08/18/2006     100,000,000
  100,000,000  FHLB+/-                                                                      3.70         08/21/2006      99,972,400
  150,000,000  FHLB+/-                                                                      3.73         12/13/2006     149,926,054

                                                                                                                      1,431,359,745
                                                                                                                     --------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 1.57%
   20,000,000  FHLMC+/-                                                                     3.51         10/07/2005      20,000,000
   53,500,000  FHLMC                                                                        1.88         02/15/2006      53,110,632
  100,000,000  FHLMC                                                                        2.75         08/15/2006      98,887,757

                                                                                                                        171,998,389
                                                                                                                     --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.68%
   50,000,000  FNMA+/-                                                                      3.39         10/03/2005      50,000,000
  103,000,000  FNMA                                                                         6.00         12/15/2005     103,475,594
   50,000,000  FNMA                                                                         3.15         02/08/2006      49,922,927
  100,849,000  FNMA                                                                         5.50         02/15/2006     101,423,784
    7,000,000  FNMA                                                                         2.18         03/24/2006       6,945,022
   54,735,000  FNMA                                                                         2.25         05/15/2006      54,098,845
   23,825,000  FNMA                                                                         2.50         06/15/2006      23,588,902
   12,000,000  FNMA                                                                         1.75         06/16/2006      11,810,788

                                                                                                                        401,265,862
                                                                                                                     --------------
TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,105,818,234)                                                           3,105,818,234
                                                                                                                     --------------

REPURCHASE AGREEMENTS - 56.98%
2,050,000,000  BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT SECURITIES
               (MATURITY VALUE $2,050,666,250)                                              3.90        10/03/2005    2,050,000,000
2,150,000,000  BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $2,150,698,750)                                   3.90        10/03/2005    2,150,000,000
1,000,000,000  BEAR STEARNS COMPANIES INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE $1,000,325,000)                     3.90        10/03/2005    1,000,000,000
   17,825,000  GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $17,827,971)                                      2.00        10/03/2005       17,825,000
1,000,000,000  HSBC USA INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $1,000,325,000)                                   3.90        10/03/2005    1,000,000,000

TOTAL REPURCHASE AGREEMENTS (COST $6,217,825,000)                                                                     6,217,825,000
                                                                                                                     --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   GOVERNMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                                                         VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $10,969,645,210)*                            100.53%                                                          $10,969,645,210
OTHER ASSETS AND LIABILITIES, NET                   (0.53)                                                              (58,201,818)
                                                   ------                                                           ---------------
TOTAL NET ASSETS                                   100.00%                                                          $10,911,443,392
                                                   ======                                                           ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
MUNICIPAL BONDS & NOTES - 84.85%

ALABAMA - 1.19%
$  8,010,000   BALDWIN COUNTY AL BOARD OF EDUCATION (SALES TAX REVENUE LOC)#+/-            2.79%         06/01/2025    $  8,010,000
   5,200,000   COLUMBIA AL IDA SERIES A (INDUSTRIAL DEVELOPMENT REVENUE)#+/-               2.82          06/01/2022       5,200,000
   4,000,000   COLUMBIA AL IDA SERIES B (POLLUTION CONTROL REVENUE)#+/-                    2.82          05/01/2022       4,000,000
   4,300,000   EUTAW AL IDA PCR ALABAMA POWER COMPANY PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE)#+/-                                                                2.82          06/01/2028       4,300,000
   7,800,000   MOBILE AL SPRING HILL COLLEGE EDUCATIONAL BUILDING AUTHORITY SPRING
               HILL COLLEGE PROJECT SERIES B (COLLEGE & UNIVERSITY REVENUE, REGIONS
               BANK LOC)#+/-                                                               2.77          09/01/2024       7,800,000
   4,895,000   MONTGOMERY AL BMC SPECIAL CARE FACILITIES AUTHORITY REVENUE SERIES 435
               (BUSINESS IMPROVEMENT REVENUE LOC)#+/-                                      2.78          11/15/2029       4,895,000
   5,800,000   PRICHARD UNIVERSITY MOBILE AL EDUCATIONAL BUILDING AUTHORITY REVENUE
               UNIVERSITY MOBILE PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)#+/-            2.78          03/01/2025       5,800,000
     600,000   WEST JEFFERSON AL IDA ALABAMA POWER COMPANY PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE)#+/-                                                    2.90          06/01/2028         600,000
                                                                                                                         40,605,000
                                                                                                                       ------------

ALASKA - 0.63%
   1,170,000   ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE MEDICAL
               OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC (HEALTHCARE
               FACILITIES REVENUE LOC)#+/-                                                 2.65          06/01/2010       1,170,000
   7,495,000   ALASKA STATE HOUSING FINANCE CORPORATION FLOATER PA 1057 HOUSING
               REVENUE MBIA INSURED (HOUSING REVENUE LOC)#+/-                              2.79          06/01/2026       7,495,000
  10,000,000   NORTH SLOPE BORO AK SERIES A (PROPERTY TAX REVENUE, MBIA INSURED)#+/-       2.80          06/30/2010      10,000,000
   2,500,000   VALDEZ AK MARINE TERMINAL REVENUE BONDS EXXON PIPELINE PROJECT SERIES
               1985 (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                               2.83          07/01/2037       2,500,000
     300,000   VALDEZ AK MARINE TERMINAL REVENUE BP PIPELINES INCORPORATED PROJECT
               SERIES B (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                           2.83          07/01/2037         300,000
                                                                                                                         21,465,000
                                                                                                                       ------------

ARIZONA - 3.09%
  47,085,000   ARIZONA HEALTH FACILITIES AUTHORITY REVENUE BANNER HEALTH SERIES B
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.74          01/01/2035      47,085,000
  10,000,000   ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM FACULTY
               SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)#+/-                     2.80          07/01/2036      10,000,000
   3,100,000   PHOENIX AZ IDA REVENUE VALLEY OF THE SUN YMCA PROJECT (OTHER REVENUE
               LOC)#+/-                                                                    2.80          01/01/2031       3,100,000
   5,615,000   PIMA COUNTY AZ IDA REVENUE LEASE PURCHASE (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)#+/-                                                            2.85          06/01/2007       5,615,000
  39,860,000   SALT RIVER PIMA MARICOPA INDIAN COMMUNITY AZ (OTHER REVENUE LOC)#+/-        2.75          10/01/2025      39,860,000
                                                                                                                        105,660,000
                                                                                                                       ------------

CALIFORNIA - 10.26%
  19,125,000   CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY PCR (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)#+/-                                                2.80          11/01/2026      19,125,000
   3,000,000   CALIFORNIA STATE (PROPERTY TAX REVENUE, MBIA INSURED)#+/-                   2.77          03/01/2016       3,000,000
   5,160,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY REVENUE
               SERIES B-1 (POWER REVENUE)#+/-                                              2.76          05/01/2022       5,160,000
  41,860,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY REVENUE
               SERIES C-1 (POWER REVENUE LOC)#+/-                                          2.71          05/01/2022      41,860,000
  10,275,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY REVENUE
               SERIES C-11 (ELECTRIC REVENUE LOC)#+/-                                      2.67          05/01/2022      10,275,000
     975,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY PROJECT
               REVENUE PUTTERS SERIES 127 FGIC INSURED (WATER REVENUE LOC)#+/-             2.78          12/01/2028         975,000
  10,000,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-5 (ELECTRIC REVENUE
               LOC)#+/-                                                                    2.66          05/01/2022      10,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$ 48,145,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX REVENUE LOC)
               #+/-                                                                        2.75%         07/01/2023    $ 48,145,000
  28,000,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11 (SALES TAX REVENUE
               LOC)#+/-                                                                    2.65          07/01/2023      28,000,000
   2,900,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-6 (SALES TAX REVENUE LOC)
               #+/-                                                                        2.78          07/01/2023       2,900,000
   2,425,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES D AMBAC
               INSURED (LEASE REVENUE LOC)#+/-                                             2.78          12/01/2019       2,425,000
   5,675,000   CALIFORNIA STATEWIDE CDA (OTHER REVENUE, MBIA INSURED)#+/-                  2.77          07/01/2024       5,675,000
   5,745,000   GOLDEN WEST CA SCHOOLS CA FINANCING AUTHORITY (PROPERTY TAX REVENUE,
               FGIC INSURED)#+/-                                                           2.77          09/01/2024       5,745,000
   3,710,000   HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS PROJECTS SERIES
               A (PROPERTY TAX REVENUE LOC)#+/-                                            2.71          06/01/2033       3,710,000
  11,580,000   LOS ANGELES CA CONVENTION & EXHIBITION CENTER AUTHORITY LEASE REVENUE
               SUB SERIES C-2 (LEASE REVENUE LOC)#+/-                                      2.70          08/15/2021      11,580,000
   1,905,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)#+/-            2.72          07/01/2035       1,905,000
   4,000,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)#+/-                 2.77          07/01/2022       4,000,000
   3,560,000   LOS ANGELES CA USD SERIES 3092 (PROPERTY TAX REVENUE, FGIC INSURED)#+/-     2.77          07/01/2019       3,560,000
   9,475,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
               (WATER REVENUE LOC)#+/-                                                     2.78          01/01/2009       9,475,000
  27,400,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA INSURED
               (WATER REVENUE LOC)#+/-                                                     2.71          07/01/2035      27,400,000
   7,400,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C (WATER
               REVENUE LOC)#+/-                                                            2.70          07/01/2027       7,400,000
  21,290,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENT PROJECT
               SERIES C FHLMC LOC (HOUSING REVENUE LOC)#+/-                                2.69          12/01/2029      21,290,000
   7,545,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC (WATER REVENUE
               LOC)#+/-                                                                    2.67          08/01/2042       7,545,000
  16,525,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE CLASS
               B (LEASE REVENUE LOC)#+/-                                                   2.80          02/15/2026      16,525,000
  18,975,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE CLASS
               C (LEASE REVENUE LOC)#+/-                                                   2.80          02/15/2026      18,975,000
   7,665,000   SAN DIEGO CA USD SERIES 965 (PROPERTY TAX REVENUE, MBIA INSURED)#+/-        2.73          07/01/2024       7,665,000
   1,050,000   SAN JOSE CA RDA MERGED AREA REDEVELOPMENT PROJECT SERIES A
               (PROPERTY TAX REVENUE, MORGAN GUARANTY TRUST LOC)#+/-                       2.67          07/01/2026       1,050,000
   1,485,000   SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)#+/-      2.77          08/01/2025       1,485,000
   2,850,000   SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B (SEWER REVENUE
               LOC)#+/-                                                                    2.75          11/01/2035       2,850,000
   7,525,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
               REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)#+/-              2.72          07/01/2021       7,525,000
   7,550,000   STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
               (OTHER REVENUE LOC)#+/-                                                     2.81          06/01/2013       7,550,000
   2,727,000   US BANCORP PROJECT FUNDING TRUST SERIES A (MUNICIPAL LOC)#+/-++             2.81          01/01/2010       2,727,000
   3,735,000   VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485 (TAX
               REVENUE LOC)#+/-                                                            2.78          12/01/2019       3,735,000
                                                                                                                        351,237,000
                                                                                                                       ------------

COLORADO - 2.07%
   1,800,000   ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER REVENUE
               LOC)#+/-                                                                    2.70          11/01/2020       1,800,000
   8,200,000   COLORADO EDUCATIONAL & CULTURAL FACILITIES AUTHORITY NATIONAL JEWISH
               BOARD PROGRAM SERIES C1 (OTHER REVENUE, US BANK NA LOC)#+/-                 2.81          09/01/2035       8,200,000
  15,405,000   FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE UNIVERSITY
               PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC (EDUCATIONAL
               FACILITIES REVENUE LOC)#+/-                                                 2.79          01/01/2025      15,405,000
   5,295,000   JEFFERSON COUNTY CO SCHOOL DISTRICT NUMBER R-001 SERIES 665 (PROPERTY
               TAX REVENUE LOC)#+/-                                                        2.79          12/15/2012       5,295,000
   3,255,000   MESA COUNTY CO VY SCHOOL DISTRICT NUMBER 051 GRAND JUNCTION SERIES 684
               (PROPERTY TAX REVENUE LOC)#+/-                                              2.79          12/01/2012       3,255,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                            INTEREST RATE   MATURITY DATE      VALUE
COLORADO (CONTINUED)
$  3,600,000   SOUTHEAST COLORADO PUBLIC IMPROVEMENT METROPOLITAN DISTRICT (PROPERTY
               TAX REVENUE LOC)#+/-                                                        2.80%         11/15/2034    $  3,600,000
  26,600,000   UNIVERSITY OF COLORADO HOSPITAL AUTHORITY SERIES A (HEALTH FACILITIES
               FINANCING AUTHORITY REVENUE, FIRST SECURITY BANK LOC)#+/-                   2.74          11/15/2033      26,600,000
   6,802,500   US BANCORP PROJECT FUNDING TRUST SERIES A (DEPOSITORY INSTITUTIONS
               LOC)#+/-++                                                                  2.81          03/01/2010       6,802,500
                                                                                                                         70,957,500
                                                                                                                       ------------

DELAWARE - 1.05%
  20,500,000   DELAWARE STATE ECONOMIC DEVELOPMENT AUTHORITY HOSPITAL BILLING SERIES
               B (ECONOMIC DEVELOPMENT REVENUE LOC)#+/-                                    2.76          12/01/2015      20,500,000
  15,600,000   KENT COUNTY STUDENT HOUSING REVENUE#+/-                                     2.75          07/01/2036      15,600,000
                                                                                                                         36,100,000
                                                                                                                       ------------

DISTRICT OF COLUMBIA - 0.15%
   5,235,000   DISTRICT OF COLUMBIA ROCS RR II (PROPERTY TAX REVENUE LOC)#+/-              2.79          06/01/2022       5,235,000
                                                                                                                       ------------
FLORIDA - 2.65%
   3,160,000   BOYNTON BEACH COMMUNITY REDEVELOPMENT AGENCY FLORIDA TAX INCREMENT
               REVENUE SERIES 657 (TAX REVENUE LOC)#+/-                                    2.79          10/01/2012       3,160,000
   1,425,000   BREVARD COUNTY FL HEALTH FACILITIES AUTHORITY REVENUE WUESTHOFF
               MEMORIAL HOSPITAL PROJECT (HEALTH FACILITIES FINANCING AUTHORITY
               REVENUE LOC)#+/-                                                            2.75          08/01/2031       1,425,000
   2,650,000   BREVARD COUNTY FL SCHOOL BOARD CERTIFICATES PARTNER SERIES 638
               (LEASE REVENUE LOC)#+/-                                                     2.79          07/01/2012       2,650,000
      30,000   BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE)#+/-                2.77          09/01/2026          30,000
   3,750,000   COLLIER COUNTY FL IDA EDUCATIONAL FACILTIES REVENUE COMMUNITY SCHOOL
               NAPLES INCORPORATED PROJECT (PRIVATE SCHOOL REVENUE LOC)#+/-                2.75          10/01/2022       3,750,000
  28,000,000   DADE COUNTY FL WATER & SEWER SYSTEM (WATER REVENUE, FGIC INSURED)#+/-       2.73          10/05/2022      28,000,000
   9,000,000   EAGLE TAX-EXEMPT TRUST CTF 20010906 CLASS A (FLORIDA STATE BOARD OF
               EDUCATION LOTTERY REVENUE SERIES B) FGIC INSURED (OTHER REVENUE LOC)
               #+/-                                                                        2.79          07/01/2019       9,000,000
   9,455,000   FLORIDA STATE BOARD OF EDUCATION SERIES SGA 139 (TAX REVENUE LOC)#+/-       2.80          06/01/2032       9,455,000
     600,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT (HEALTHCARE
               FACILITIES REVENUE LOC)#+/-                                                 2.90          12/01/2014         600,000
   3,730,000   FORT LAUDERDALE FL PINE CREST PREP SCHOOL PROJECT (PRIVATE SCHOOL
               REVENUE LOC)#+/-                                                            2.75          06/01/2032       3,730,000
   4,350,000   HILLSBOROUGH COUNTY FL AVIATION AUTHORITY REVENUE DELTA AIR LINES
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                                    2.82          12/01/2030       4,350,000
     150,000   JACKSONVILLE FL HEALTH FACILITIES AUTHORITY SAMUEL C TAYLOR FOUNDATION
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)#+/-                             2.80          12/01/2023         150,000
   1,520,000   ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL FLORIDA
               YMCA PROJECT SERIES A BANK OF AMERICA NA LOC (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)#+/-                                                            2.80          05/01/2027       1,520,000
   1,200,000   ORANGE COUNTY FL IDA JEWISH FEDERATION OF GREATER ORLANDO PROJECT
               (PRIVATE SCHOOL REVENUE LOC)#+/-                                            2.75          01/01/2028       1,200,000
   1,875,000   ORANGE COUNTY FL SCHOOL BOARD CTFS PARTNER (OTHER REVENUE LOC)#+/-          2.79          08/01/2012       1,875,000
   1,000,000   PALM BEACH COUNTY FL HFA HOUSING REVENUE SERIES C (HOUSING REVENUE          2.75          11/01/2007       1,000,000
               LOC)#+/-
   5,500,000   PALM BEACH COUNTY FL ZOOLOGICAL SOCIETY INCORPORATED PROJECT NORTHERN
               TRUST COMPANY LOC (RECREATIONAL FACILITIES REVENUE LOC)#+/-                 2.80          05/01/2031       5,500,000
  10,000,000   PINELLAS COUNTY FL HEALTH FACILITY AUTHORITY SUNCOAST HOSPICE PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.75          12/01/2024      10,000,000
   2,200,000   SARASOTA COUNTY FL UTILITY SYSTEM REVENUE (WATER REVENUE LOC)#+/-           2.78          10/01/2010       2,200,000
   1,050,000   TAMPA FL PREP SCHOOL PROJECT (PRIVATE SCHOOL REVENUE LOC)#+/-               2.75          11/01/2025       1,050,000
                                                                                                                         90,645,000
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
GEORGIA - 4.89%
$  5,300,000   CLAYTON COUNTY GA DEVELOPMENT AUTHORITY INDUSTRIAL
               DEVELOPMENT REVENUE BLUE CIRCLE AGGREGATES INCORPORATED
               DANSKE BANK LOC (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                    2.80%         09/01/2009    $  5,300,000
   1,195,000   COBB COUNTY GA DEVELOPMENT AUTHORITY UNIVERSITY
               FACILITIES REVENUE SERIES 580 (EDUCATIONAL FACILITIES REVENUE LOC)#+/-      2.79          07/15/2012       1,195,000
   4,270,000   EAGLE TAX-EXEMPT TRUST CTF 20001003 CLASS A (ATLANTA
               AIRPORT REVENUE SERIES A) FGIC INSURED (AIRPORT REVENUE LOC)#+/-            2.79          01/01/2030       4,270,000
  10,080,000   FLOYD COUNTY GA DEVELOPMENT AUTHORITY GEORGIA POWER
               COMPANY PLT HAMMOND PROJECT (INDUSTRIAL DEVELOPMENT REVENUE)#+/-            2.82          09/01/2026      10,080,000
   8,110,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY REVENUE SERIES
               960(COLLEGE & UNIVERSITY REVENUE LOC)#+/-                                   2.78          05/01/2036       8,110,000
  20,000,000   FULTON COUNTY GA HOSPITAL AUTHORITY REVENUE NORTHSIDE
               SERIES A (HOSPITAL REVENUE LOC)#+/-                                         2.75          10/01/2018      20,000,000
   2,900,000   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE,
               WACHOVIA BANK LOC)#+/-                                                      2.80          10/01/2033       2,900,000
   5,260,000   FULTON DE KALB GA HOSPITAL AUTHORITY REVENUE ROCS RR II R 2074
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.79          01/01/2020       5,260,000
   4,000,000   GAINESVILLE & HALL COUNTY GA DEVELOPMENT AUTHORITY SENIOR
               LIVING FACILITIES LANIER VILLAGE SERIES A (HEALTHCARE
               FACILITIES REVENUE LOC)#+/-                                                 2.86          11/15/2010       4,000,000
  13,440,000   GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K
               (GENERAL OBLIGATION - POLITICAL SUBDIVISION LOC)#+/-                        2.85          12/01/2022      13,440,000
   2,800,000   GEORGIA STATE SERIES 1034 (OTHER REVENUE LOC)#+/-                           2.78          05/01/2020       2,800,000
  23,000,000   GWINNETT COUNTY GA SCHOOL DISTRICT                                          3.25          12/30/2005      23,059,586
  22,000,000   HALL COUNTY GAINESVILLE GA NORTHEAST HEALTH SERIES B
               (HEALTHCARE FACILITIES REVENUE, MBIA INSURED)#+/-                           2.80          05/15/2029      22,000,000
  35,605,000   RICHMOND COUNTY GA DEVELOPMENT AUTHORITY REVENUE
               (HOUSING REVENUE LOC)#+/-                                                   2.76          08/01/2010      35,605,000
   9,285,000   ROSELL GA HOUSING AUTHORITY MFHR REVENUE (HOUSING REVENUE LOC)#+/-          2.75          01/01/2034       9,285,000

                                                                                                                        167,304,586
                                                                                                                       ------------
HAWAII - 1.29%
   8,000,000   EAGLE TAX-EXEMPT TRUST CTF 20011101 CLASS A (HAWAII STATE
               HIGHWAY REVENUE) FSA INSURED (TOLL ROAD REVENUE LOC)#+/-                    2.79          07/01/2016       8,000,000
  15,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
               LOC)#+/-                                                                    2.28          12/01/2006      15,000,000
   6,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
               LOC)#+/-                                                                    2.28          12/01/2018       6,000,000
  15,000,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE
               LOC)#+/-                                                                    2.28          12/01/2019      15,000,000

                                                                                                                         44,000,000
                                                                                                                       ------------
ILLINOIS - 4.86%
   5,000,000   CHICAGO IL BOARD OF EDUCATION CTFS SERIES A (PROPERTY TAX
               REVENUE LOC)#+/-                                                            2.85          06/01/2021       5,000,000
   6,050,000   CHICAGO IL BOARD OF EDUCATION ROC SERIES II-R139 AMBAC
               INSURED (PROPERTY TAX REVENUE LOC)#+/-                                      2.79          12/01/2022       6,050,000
   5,405,000   CHICAGO IL PARK DISTRICT ROC RR SERIES II-R4018 AMBAC
               INSURED (STATE & LOCAL GOVERNMENT LOC)#+/-                                  2.79          01/01/2024       5,405,000
   2,800,000   CHICAGO IL PUBLIC BUILDING COMMISSION EAGLE 20030015
               CLASS A FGIC INSURED (LEASE REVENUE LOC)#+/-                                2.79          12/01/2014       2,800,000
   5,700,000   CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED
               (SALES TAX REVENUE LOC)#+/-                                                 2.79          01/01/2027       5,700,000
   3,747,000   COOK COUNTY IL CTFS SERIES 458 FGIC INSURED (PROPERTY TAX
               REVENUE LOC)#+/-                                                            2.78          11/15/2028       3,747,000
   5,125,000   EAGLE TAX-EXEMPT TRUST CTF 20021301 CLASS A (ILLINOIS STATE) FGIC
               INSURED (OTHER REVENUE LOC)#+/-                                             2.79          02/01/2019       5,125,000
  18,025,000   EAGLE TAX-EXEMPT TRUST CTF 20021303 CLASS A (COOK COUNTY
               IL SERIES C) AMBAC INSURED (PROPERTY TAX REVENUE LOC)#+/-                   2.79          11/15/2025      18,025,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
ILLINOIS (CONTINUED)
$  4,000,000   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS
               STATE) FGIC INSURED (OTHER REVENUE LOC)#+/-                                 2.79%         02/01/2027    $  4,000,000
  11,300,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY PCR THE UNO-VEN
               COMPANY PROJECT (INDUSTRIAL DEVELOPMENT REVENUE, BANK ONE
               CHICAGO NA LOC)#+/-                                                         2.78          09/01/2008      11,300,000
  29,750,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE MUSEUM OF
               CONTEMPORARY ARTS PROJECT (RECREATIONAL FACILITIES REVENUE LOC)#+/-         2.78          02/01/2029      29,750,000
     849,000   ILLINOIS DEVELOPMENT FINANCE AUTHORITY REVENUE UHLICH
               CHILDRENS HOME PROJECT AMERICAN NATIONAL B&T LOC
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.74          06/01/2015         849,000
     185,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE
               NEWBERRY LIBRARY NORTHERN TRUST COMPANY LOC (OTHER
               REVENUE LOC)#+/-                                                            2.78          03/01/2028         185,000
   4,700,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE ST.
               XAVIER UNIVERSITY PROJECT SERIES A LASALLE BANK NA LOC
               (COLLEGE & UNIVERSITY REVENUE LOC)#+/-                                      2.76          10/01/2032       4,700,000
  13,830,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES C
               (HEALTHCARE FACILITIES REVENUE, LASALLE NATIONAL BANK NA LOC)#+/-           2.76          05/15/2035      13,830,000
  14,900,000   ILLINOIS HEALTH CARE FACILITIES AUTHORITY REVENUE
               RIVERSIDE HEALTH SYSTEMS (HEALTHCARE FACILITIES REVENUE LOC)#+/-            2.77          11/01/2019      14,900,000
     495,000   ILLINOIS HEALTH FACILITIES AUTHORITY REVENUE
               (HOSPITAL REVENUE LOC)#+/-                                                  2.81          08/01/2026         495,000
   2,300,000   ILLINOIS STATE (PROPERTY TAX REVENUE LOC)#+/-                               2.79          11/01/2012       2,300,000
   7,530,000   ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)#+/-                                                        2.83          05/01/2012       7,530,000
   5,400,000   ILLINOIS STATE ROCS RR II (GENERAL OBLIGATION - SCHOOL
               DISTRICTS LOC)#+/-                                                          2.79          07/01/2017       5,400,000
   4,500,000   ILLINOIS STATE SALES TAX REVENUE MUNICIPAL TRUST RECEIPTS
               SERIES SG-9 (SALES TAX REVENUE LOC)#+/-                                     2.79          06/15/2019       4,500,000
     200,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE LOC)#+/-                    2.79          11/01/2012         200,000
   6,800,000   LOMBARD IL IDA REVENUE 2500 HIGHLAND AVENUE PROJECT
               MID-AMERICA FEDERAL SAVINGS & LOAN LOC (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)#+/-                                                3.20          12/01/2006       6,800,000
   4,890,000   SCHAUMBURG IL SERIES C (PROPERTY TAX REVENUE LOC)#+/-                       2.77          12/01/2034       4,890,000
   2,750,000   WARREN COUNTY IL INDUSTRIAL PROJECT REVENUE MONMOUTH
               COLLEGE PROJECT ALLIED IRISH BANK PLC LOC
               (COLLEGE & UNIVERSITY REVENUE LOC)#+/-                                      2.78          12/01/2032       2,750,000

                                                                                                                        166,231,000
                                                                                                                       ------------
INDIANA - 2.68%
   5,445,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658
               (LEASE REVENUE LOC)#+/-                                                     2.79          07/15/2012       5,445,000
  49,000,000   INDIANA BOND BANK REVENUE ADVANCED FUNDING PROGRAM NOTES
               SERIES A (STATE & LOCAL GOVERNMENTS LOC)                                    3.25          01/26/2006      49,143,352
   4,300,000   INDIANA HFFA DEACONESS HOSPITAL INCORPORATED
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.75          01/01/2022       4,300,000
   7,600,000   INDIANA HFFA HOSPITAL REVENUE (HOSPITAL REVENUE LOC)#+/-                    2.79          11/01/2019       7,600,000
   1,000,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE
               FACILITIES DEPAUW UNIVERSITY PROJECT (HIGHER EDUCATION
               FACILITIES AUTHORITY REVENUE LOC)#+/-                                       2.80          07/01/2032       1,000,000
   9,980,000   INDIANA STATE OFFICE BUILDING COMMISSION FACILITIES
               REVENUE MERLOTS SERIES B17 MBIA INSURED (LEASE REVENUE LOC)#+/-             2.77          07/01/2023       9,980,000
   1,995,000   INDIANA TRANSIT FINANCE AUTHORITY HIGHWAY REVENUE SERIES
               B-21 (TOLL ROAD REVENUE LOC)#+/-                                            2.77          12/01/2022       1,995,000
   5,275,000   INDIANA UNIVERSITY REVENUES (COLLEGE & UNIVERSITY REVENUE
               LOC)#+/-                                                                    2.79          08/01/2023       5,275,000
   7,000,000   MARSHALL COUNTY IN ECONOMIC DEVELOPMENT REVENUE (ECONOMIC
               DEVELOPMENT REVENUE LOC)#+/-                                                2.78          01/01/2035       7,000,000

                                                                                                                         91,738,352
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
IOWA - 1.11%
$  2,960,000   IOWA FINANCE AUTHORITY MFHR CEDARWOOD HILLS PROJECT
               SERIES A COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING
               REVENUE LOC)#+/-                                                            2.79%         05/01/2031    $  2,960,000
  18,700,000   IOWA HEALTH SYSTEM SERIES A1 (HEALTHCARE FACILITIES
               REVENUE, FGIC INSURED)#+/-                                                  2.74          02/15/2035      18,700,000
  10,650,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE
               COLLEGES AMBROSE(COLLEGE & UNIVERSITY REVENUE LOC)#+/-                      2.80          04/01/2033      10,650,000
   3,100,000   IOWA HIGHER EDUCATION PRIVATE COLLEGE FACILITIES
               (COLLEGE & UNIVERSITY REVENUE, LASALLE NATIONAL BANK NA LOC)#+/-            2.80          11/01/2032       3,100,000
   1,600,000   IOWA HIGHER EDUCATIONAL LEARNING AUTHORITY REVENUE
               PRIVATE COLLEGE FACILITY LORAS COLLEGE PROJECT
               (EDUCATIONAL FACILITIES REVENUE LOC)#+/-                                    2.80          11/01/2030       1,600,000
   1,000,000   IOWA STATE SCHOOL CASH ANTICIPATION PROGRAM SERIES B
               (PROPERTY TAX REVENUE LOC)                                                  3.50          01/27/2006       1,003,720

                                                                                                                         38,013,720
                                                                                                                       ------------
KANSAS - 0.46%
   5,780,000   LENEXA KS MFHR SERIES 1020 (HOUSING REVENUE LOC)#+/-                        2.80          01/01/2006       5,780,000
  10,130,000   OLATHE KS HEALTH FACILITIES REVEUNE SERIES A
               (HOSPITAL REVENUE LOC)#+/-                                                  2.80          09/01/2032      10,130,000

                                                                                                                         15,910,000
                                                                                                                       ------------
LOUISIANA - 0.70%
   7,730,000   EAST BATON ROUGE PARISH LA SALES TAX REVENUE
               (SALES TAX REVENUE LOC)#+/-                                                 2.79          02/01/2024       7,730,000
   8,500,000   LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT
               FACILITIES (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                         2.78          08/01/2007       8,500,000
   7,845,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)#+/-                  2.85          09/01/2033       7,845,000

                                                                                                                         24,075,000
                                                                                                                       ------------
MAINE - 0.12%
   4,225,000   MAINE STATE TURNPIKE AUTHORITY TURNPIKE REVENUE SERIES
               547 (ECONOMIC DEVELOPMENT REVENUE LOC)#+/-                                  2.79          07/01/2012       4,225,000
                                                                                                                       ------------
MARYLAND - 0.14%
   1,730,000   MARYLAND STATE SERIES 1033 (PROPERTY TAX REVENUE LOC)#+/-                   2.77          08/01/2014       1,730,000
   2,905,000   MONTGOMERY COUNTY MD ECONOMIC DEVELOPMENT REVENUE
               (HOSPITAL REVENUE LOC)#+/-                                                  2.75          03/01/2032       2,905,000

                                                                                                                          4,635,000
                                                                                                                       ------------
MASSACHUSETTS - 0.36%
   7,495,000   MASSACHUSETTS STATE GO FSA INSURED (OTHER REVENUE LOC)#+/-                  2.78          12/01/2014       7,495,000
   4,965,000   MASSACHUSETTS STATE SPECIAL OBLIGATION DEDICATED TAX
               REVENUE B19(OTHER REVENUE LOC)#+/-                                          2.76          01/01/2028       4,965,000

                                                                                                                         12,460,000
                                                                                                                       ------------
MICHIGAN - 2.31%
  10,970,000   DETROIT MI (WATER REVENUE, MBIA INSURED)#+/-                                2.78          01/01/2011      10,970,000
   7,200,000   DETROIT MI CITY SCHOOL DISTRICT EAGLE-20026014 CLASS A
               FGIC INSURED (PROPERTY TAX REVENUE LOC)#+/-                                 2.79          05/01/2032       7,200,000
   4,620,000   DETROIT MI RESOURCE RECOVERY AUTHORITY SERIES 167Z
               (OTHER REVENUE LOC)#+/-                                                     2.79          12/13/2006       4,620,000
   2,245,000   DETROIT MI SEWER DISPOSAL REVENUE MERLOTS SERIES B41 FSA
               INSURED (SEWER REVENUE LOC)#+/-                                             2.77          07/01/2026       2,245,000
   6,495,000   DETROIT MI SEWER DISPOSAL REVENUE SERIES II-R-103 FGIC
               INSURED (SEWER REVENUE LOC)#+/-                                             2.79          07/01/2026       6,495,000
     900,000   FARMINGTON HILLS MI HOSPITAL FINANCE AUTHORITY HOSPITAL
               REVENUE BOTSFORD GENERAL HOSPITAL SERIES B MBIA INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.85          02/15/2016         900,000
   9,735,000   LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)#+/-            2.79          05/01/2023       9,735,000
  17,530,000   MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS,
               JP MORGAN CHASE BANK LOC)                                                   4.25          08/18/2006      17,711,281
   4,280,000   MICHIGAN STATE BUILDING AUTHORITY REVENUE (LEASE REVENUE LOC)#+/-           2.79          10/15/2021       4,280,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
MICHIGAN (CONTINUED)
$  7,400,000   MICHIGAN STATE HOUSING DEVELOPMENT AUTHORITY LIMITED OBLIGATION REVENUE
               NONPROFIT HOUSING CORPORATION VI (HOUSING REVENUE LOC)#+/-                   2.78%        06/01/2025    $  7,400,000
   7,360,000   MICHIGAN STATE STRATEGIC FUND LIMITED YMCA NILES MICHIGAN
               INCORPORATED (INDUSTRIAL DEVELOPMENT REVENUE, LASALLE NATIONAL BANK
               NA LOC)#+/-                                                                  2.74         11/01/2005       7,360,000

                                                                                                                         78,916,281
                                                                                                                       ------------

MINNESOTA - 3.71%
   1,435,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY FNMA
               (MULTI-FAMILY HOUSING REVENUE LOC)#+/-                                       2.74         07/15/2030       1,435,000
   4,430,000   BURNSVILLE MN MULTI-FAMILY REVENUE (HOUSING REVENUE LOC)#+/-                 2.74         01/01/2035       4,430,000
     355,000   COHASSET MN REVENUE (POWER REVENUE LOC)#+/-                                  2.80         12/01/2007         355,000
   1,300,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
               COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)#+/-               2.80         12/01/2022       1,300,000
   3,360,000   DULUTH MN ECONOMIC DEVELOPMENT AUTHORITY HEALTH CARE FACILITIES
               MILLER DWAN MEDICAL CENTER (HEALTHCARE FACILITIES REVENUE LOC)#+/-           2.85         06/01/2019       3,360,000
   1,950,000   EAGLE TAX-EXEMPT TRUST CTF 20012301 CLASS A (MINNESOTA STATE)
               (PROPERTY TAX REVENUE LOC)#+/-                                               2.79         10/01/2019       1,950,000
  11,975,000   EDINA MN MFHR EDINA PARK PLAZA COLLATERALIZED BY FHLMC (MULTI-FAMILY
               HOUSING REVENUE LOC)#+/-                                                     2.74         12/01/2029      11,975,000
   4,000,000   INNER GROVE HEIGHTS MN SENIOR HOUSING REVENUE INNER GROVE
               INCORPORATION PROJECT (HOUSING REVENUE LOC)#+/-                              2.74         05/15/2035       4,000,000
     200,000   MANKATO MN FAMILY YMCA PROJECT REVENUE (SPORTS FACILITIES REVENUE
               LOC)#+/-                                                                     2.90         05/01/2006         200,000
   2,365,000   MANKATO MN MFHR HIGHLAND PROJECT US BANK TRUST NA LOC REMARKETED
               10/03/00 (STATE & LOCAL GOVERNMENTS LOC)#+/-                                 2.85         05/01/2027       2,365,000
   8,255,000   MAPLEWOOD MN EDUCATIONAL FACILITIES REVENUE MOUNDS PARK ACADEMY
               PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)#+/-                             2.79         10/01/2031       8,255,000
   3,575,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION AIRPORT
               REVENUES (AIRPORT REVENUE LOC)#+/-                                           2.79         01/01/2023       3,575,000
   1,085,000   MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH SERVICES
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)#+/-                             2.74         11/15/2032       1,085,000
  30,130,000   MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH SERVICES
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)#+/-                             2.76         11/15/2029      30,130,000
   3,380,000   MINNEAPOLIS MN REVENUE PEOPLE SERVING PEOPLE PROJECT A (OTHER
               REVENUE LOC)#+/-                                                             2.85         10/01/2021       3,380,000
     220,000   MINNEAPOLIS MN WOMANS CLUB OF MINNEAPOLIS PROJECT REVENUE
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                                     2.84         05/01/2023         220,000
  12,170,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM
               CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                 4.00         09/12/2006      12,286,194
  10,000,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                       5.00         08/01/2006      10,174,398
   1,275,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)#+/-                      2.80         12/01/2034       1,275,000
     250,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE ST.
               THOMAS UNIVERSITY SERIES 5L (EDUCATIONAL FACILITIES REVENUE LOC)
               #+/-                                                                         2.76         04/01/2027         250,000
   2,910,000   MINNETONKA MN HOUSING FACILITIES REVENUE (HOUSING REVENUE LOC)#+/-           2.74         05/15/2034       2,910,000
   1,700,000   NORTHERN MUNICIPAL POWER AGENCY MINNESOTA ELECTRIC SYSTEM REVENUE
               (POWER REVENUE LOC)#+/-                                                      2.79         01/01/2013       1,700,000
   2,865,000   PLYMOUTH MN MFHR LANCASTER VILLAGE APARTMENTS PROJECT COLLATERALIZED
               BY FNMA (HOUSING REVENUE LOC)#+/-                                            2.74         09/15/2031       2,865,000
     650,000   ROSEVILLE MN HEALTH CARE FACILITIES REVENUE PRESBYTERIAN HOME CARE
               PROJECT (HEALTHCARE FACILITIES REVENUE LOC)#+/-                              2.85         10/01/2029         650,000
   1,980,000   ST. CLOUD MN INDEPENDENT SCHOOL DISTRICT NUMBER 742 SERIES B
               (PROPERTY TAX REVENUE LOC)                                                   4.00         02/01/2006       1,990,233

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$  3,780,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
               PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC (HOUSING REVENUE
               LOC)#+/-                                                                     2.85%        05/01/2022    $  3,780,000
     600,000   ST. PAUL MN HOUSING RDA REVENUE MINNESOTA PUBLIC RADIO PROJECT
               (HOUSING REVENUE LOC)#+/-                                                    2.80         10/01/2025         600,000
   2,145,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES M DEXIA
               BANK LOC (TRANSPORTATION REVENUE LOC)#+/-                                    2.85         03/01/2021       2,145,000
   1,075,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O DEXIA
               CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE LOC)#+/-                  2.85         03/01/2012       1,075,000
     850,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES Q DEXIA
               CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE LOC)#+/-                  2.74         03/01/2022         850,000
     135,000   ST. PAUL MN PORT AUTHORITY DISTRICT HEATING REVENUE SERIES J
               (UTILITIES REVENUE LOC)#+/-                                                  2.74         12/01/2025         135,000
     900,000   ST. PAUL MN PORT AUTHORITY MULTI-FAMILY REVENUE (HOUSING REVENUE
               LOC)#+/-                                                                     2.74         02/01/2034         900,000
   4,610,000   ST. PAUL MN PORT AUTHORITY TAX INCREMENT REVENUE WESTGATE OFFICE &
               INDUSTRIAL CENTER PROJECT US BANK TRUST NA LOC (TRANSPORTATION
               REVENUE LOC)#+/-                                                             2.79         02/01/2015       4,610,000
     730,000   UNIVERSITY OF MINNESOTA GO REVENUE (EDUCATIONAL FACILITIES REVENUE
               LOC)#+/-                                                                     2.79         07/01/2021         730,000

                                                                                                                        126,940,825
                                                                                                                       ------------

MISSOURI - 1.29%
  14,100,000   KANSAS CITY MO IDA REVENUE EWING MARION KAUFFMAN SERIES A (COLLEGE
               & UNIVERSITY REVENUE LOC)#+/-                                                2.80         04/01/2027      14,100,000
   4,500,000   MISSOURI HEALTH & EDUCATION FACILITY AUTHORITY ROCKHURST UNIVERSITY
               (COLLEGE & UNIVERSITY REVENUE, BANK OF AMERICA NA LOC)#+/-                   2.80         11/01/2032       4,500,000
     145,000   MISSOURI HEALTH & EDUCATION FACILITY AUTHORITY EDUCATION FACILITIES
               REVENUE ST. LOUIS UNIVERSITY PROJECT SERIES A (EDUCATIONAL
               FACILITIES REVENUE LOC)#+/-                                                  2.85         10/01/2009         145,000
   3,800,000   MISSOURI HEALTH & EDUCATION FACILITY AUTHORITY REVENUE CHRISTIAN
               BROTHERS COLLEGE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)#+/-            2.85         10/01/2032       3,800,000
   6,000,000   SAINT CHARLES COUNTY MO PUBLIC WATER SUPPLY DISTRICT NUMBER 2 COP
               SERIES A (WATER REVENUE, BANK OF AMERICA NA LOC)#+/-                         2.75         12/01/2033       6,000,000
   1,400,000   ST. LOUIS COUNTY MO IDA WHITFIELD SCHOOL INCORPORATED SERIES B
               (COLLEGE & UNIVERSITY REVENUE LOC)#+/-                                       2.80         06/15/2024       1,400,000
  14,215,000   ST. LOUIS MO SERIES 1160 (AIRPORT REVENUE, MBIA INSURED)#+/-                 2.78         07/01/2031      14,215,000

                                                                                                                         44,160,000
                                                                                                                       ------------

MONTANA - 0.31%
  10,705,000   MONTANA STATE HEALTH FACILITIES AUTHORITY FACILITIES REVENUE
               (HOSPITAL REVENUE LOC)#+/-                                                   2.87         02/15/2020      10,705,000
                                                                                                                       ------------

NEBRASKA - 1.31%
  34,900,000   AMERICAN PUBLIC ENERGY AGENCY NEBRASKA GAS SUPPLY REVENUE NATIONAL
               PUBLIC GAS AGENCY PROJECT SERIES A (OTHER REVENUE LOC)#+/-                   2.73         02/01/2014      34,900,000
   3,510,000   BUFFALO COUNTY NE AGREX INCORPORATED PROJECT (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)#+/-                                                             2.90         02/01/2015       3,510,000
   1,200,000   NEBRASKA EDUCATIONAL FINANCE AUTHORITY REVENUE CREIGHTON UNIVERSITY
               PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)#+/-                               2.80         03/01/2033       1,200,000
   5,100,000   NUCKOLLS COUNTY NE AGREX INCORPORATED PROJECT (OTHER REVENUE
               LOC)#+/-                                                                     2.90         02/01/2015       5,100,000

                                                                                                                         44,710,000
                                                                                                                       ------------

NEVADA - 1.10%
   5,945,000   CLARK COUNTY NV ROC RR SERIES II-R1035 MBIA INSURED (PROPERTY TAX
               REVENUE LOC)#+/-                                                             2.79         06/01/2021       5,945,000
   5,485,000   CLARK COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)#+/-               2.79         06/15/2017       5,485,000
  17,565,000   LAS VEGAS CONVENTION & VISITORS AUTHORITY REVENUE (HOTELS LOC)#+/-           2.79         07/01/2018      17,565,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
NEVADA (CONTINUED)
$  4,725,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)#+/-              2.79%        06/01/2018    $  4,725,000
   4,095,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)#+/-              2.79         06/01/2020       4,095,000

                                                                                                                         37,815,000
                                                                                                                       ------------

NEW HAMPSHIRE - 0.17%
   5,900,000   NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT (HOUSING
               REVENUE LOC)#+/-                                                             2.78         09/15/2026       5,900,000
                                                                                                                       ------------

NEW JERSEY - 1.45%
   6,650,000   NEW JERSEY ECONOMIC DEVELOPMENT AUTHORITY (OTHER REVENUE,FIRST
               SECURITY BANK LOC)#+/-                                                       2.78         09/01/2025       6,650,000
  42,575,000   NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
               TERRITORIES)                                                                 4.00         06/23/2006      42,922,321

                                                                                                                         49,572,321
                                                                                                                       ------------

NEW MEXICO - 0.14%
   3,720,000   NEW MEXICO FINANCING AUTHORITY STATE TRANSACTION REVENUE SERIES 435
               (SALES TAX REVENUE LOC)#+/-                                                  2.79         12/15/2011       3,720,000
   1,015,000   NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD APARTMENTS
               SERIES A1 (HOUSING REVENUE, FNMA INSURED)#+/-                                2.74         01/15/2033       1,015,000

                                                                                                                          4,735,000
                                                                                                                       ------------

NEW YORK - 3.96%
  22,500,000   METROPOLITAN TRANSITION AUTHORITY NY REVENUE (TRANSPORTATION
               REVENUE LOC)#+/-                                                             2.78         05/15/2010      22,500,000
   5,250,000   NEW YORK NY (PROPERTY TAX REVENUE LOC)#+/-                                   2.78         12/01/2022       5,250,000
  11,665,000   NEW YORK NY (PROPERTY TAX REVENUE LOC)#+/-                                   2.78         04/01/2025      11,665,000
   6,340,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY NY CITY RECOVERY
               SERIES 3 SUBSERIES 3B (OTHER REVENUE, BANK OF NEW YORK LOC)#+/-              2.95         11/01/2022       6,340,000
   7,890,000   NEW YORK NY CITY TRANSITIONAL FINANCE AUTHORITY SERIES 2003-7
               (SALES TAX REVENUE LOC)#+/-                                                  2.78         02/01/2009       7,890,000
   6,385,000   NEW YORK NY SUBSERIES A-7 (PROPERTY TAX REVENUE, AMBAC INSURED)#+/-          2.91         11/01/2024       6,385,000
  42,960,000   NEW YORK STATE DORMITORY AUTHORITY REVENUES MENTAL HEALTH
               FACILITIES IMPROVEMENT SERIES F-2A (HEALTHCARE FACILITIES REVENUE
               LOC)#+/-                                                                     2.75         02/15/2021      42,960,000
  18,345,000   NEW YORK STATE DORMITORY AUTHORITY SERIES 1158 (HEALTH FACILITIES
               FINANCING AUTHORITY REVENUE, MORGAN STANLEY DEAN WITTER LOC)#+/-             2.80         07/01/2025      18,345,000
  12,175,000   NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION ST. PETERS
               INCOME TAX REVENUE (TAX REVENUE LOC)#+/-                                     2.78         12/15/2024      12,175,000
   2,000,000   NEW YORK STATE HFA REVENUE (HOUSING REVENUE LOC)#+/-                         2.76         05/15/2034       2,000,000

                                                                                                                        135,510,000
                                                                                                                       ------------

NORTH CAROLINA - 4.63%
     800,000   ALBERMARLE NC HOSPITAL AUTHORITY HEALTH CARE FACILITIES REVENUE
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                      2.75         10/01/2015         800,000
     952,000   HIGH POINT NC COMBINED ENTERPRISE SYSTEM REVENUE (SEWER REVENUE
               LOC)#+/-                                                                     2.78         11/01/2031         952,000
   8,005,000   MECKLENBURG COUNTY NC LEASE REVENUE (OTHER REVENUE LOC)#+/-                  2.75         02/01/2016       8,005,000
  75,500,000   MECKLENBURG COUNTY NC SERIES B (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)#+/-                                                         2.73         02/01/2026      75,500,000
   7,140,000   NORTH CAROLINA EASTERN MUNICIPAL POWER AGENCY POWER SYSTEM REVENUE
               SERIES A-02 (ELECTRIC REVENUE LOC)#+/-                                       2.77         01/01/2022       7,140,000
   2,575,000   NORTH CAROLINA MEDICAL CARE COMMON HEALTH CARE FACILITIES REVENUE
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                      2.75         08/01/2024       2,575,000
  43,380,000   NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
               REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES A (HEALTHCARE
               FACILITIES REVENUE LOC)#+/-                                                  2.73         06/01/2028      43,380,000
  20,000,000   NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
               REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES B (HEALTHCARE
               FACILITIES REVENUE LOC)#+/-                                                  2.73         06/01/2028      20,000,000

                                                                                                                        158,352,000
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
NORTH DAKOTA - 0.08%
$  2,845,000   WARD COUNTY ND HEALTH CARE FACILITIES REVENUE TRINITY OBLIGATION
               GROUP SERIES A US BANK NA LOC (HOSPITAL REVENUE LOC)#+/-                     2.85%        07/01/2029    $  2,845,000
                                                                                                                       ------------

OHIO - 1.35%
   1,795,000   AKRON OH INCOME TAX REVENUE (TAX REVENUE LOC)#+/-                            2.79         12/01/2020       1,795,000
   2,335,000   FRANKLIN COUNTY OH REVENUE (STATE & LOCAL GOVERNMENTS LOC)#+/-               2.75         12/01/2038       2,335,000
   6,295,000   OHIO STATE GO SERIES RR II-R206 FGIC INSURED (PROPERTY TAX REVENUE
               LOC)#+/-                                                                     2.79         03/15/2015       6,295,000
   1,705,000   OHIO STATE HIGHER EDUCATION FACILITIES REVENUE SERIES A (LEASE
               REVENUE LOC)#+/-                                                             2.78         09/01/2027       1,705,000
  28,300,000   RICHLAND COUNTY OH HEALTH CARE FACILITIES REVENUE SERIES A
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                      2.80         11/01/2027      28,300,000
   3,000,000   UNIVERSITY OF TOLEDO OH GENERAL RECEIPTS BONDS (COLLEGE &
               UNIVERSITY REVENUE LOC)#+/-                                                  2.80         06/01/2032       3,000,000
   2,810,000   WARREN COUNTY OH INDUSTRIAL DEVELOPMENT REVENUE CINCINNATI
               ELECTRICITY CORPORATION PROJECT SCOTIABANK LOC (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)#+/-                                                 2.94         09/01/2015       2,810,000

                                                                                                                         46,240,000
                                                                                                                       ------------

OKLAHOMA - 0.45%
   7,300,000   MUSKOGEE OK MEDICAL CENTER AUTHORITY REVENUE BANK OF AMERICA NA LOC
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)#+/-                      2.80         10/01/2032       7,300,000
   1,200,000   OKLAHOMA DEVELOPMENT FINANCE AUTHORITY HEALTH CARE REVENUE
               CONTINUING CARE COMMUNITY PROJECT SERIES C KBC BANK NV LOC (NURSING
               HOME REVENUE LOC)#+/-                                                        2.85         02/01/2012       1,200,000
   6,100,000   OKLAHOMA STATE IDA TEALRIDGE MANOR CORPORATION PROJECT BANK OF
               AMERICA NA LOC (HEALTHCARE FACILITIES REVENUE LOC)#+/-                       2.80         11/01/2018       6,100,000
     700,000   TULSA OK IDA TULSA COUNTY HOUSING FUNDING INCORPORATED (HOUSING
               REVENUE LOC)#+/-                                                             2.91         10/01/2032         700,000

                                                                                                                         15,300,000
                                                                                                                       ------------

OREGON - 0.40%
   7,000,000   OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
               SERVICES LOC)#+/-                                                            2.80         05/01/2010       7,000,000
   1,600,000   PORTLAND OR SEWER REVENUE (SEWER REVENUE LOC)#+/-                            2.79         10/01/2012       1,600,000
   4,995,000   TRI COUNTY METRO TRANSPORTATION DISTRICT OR SERIES 142
               (TRANSPORTATION REVENUE LOC)#+/-                                             2.78         08/01/2019       4,995,000

                                                                                                                         13,595,000
                                                                                                                       ------------

OTHER - 3.20%
  10,000,000   ABN AMRO MUNITOPS CTFS TR 1999-1 MUNITOPS CERTIFICATES FGIC INSURED
               (OTHER REVENUE LOC)#+/-++                                                    2.77         12/06/2006      10,000,000
  15,420,000   ABN AMRO MUNITOPS CTFS TR 2001-23 MBIA INSURED (PROPERTY TAX
               REVENUE LOC)#+/-                                                             2.78         12/01/2009      15,420,000
  10,270,000   CLIPPER BRIGANTINE TAX EXEMPT TRUST CTFS#+/-++                               3.10         02/01/2030      10,270,000
  16,200,000   CLIPPER TAX EXEMPT TRUST COP SERIES 2003 (OTHER REVENUE LOC)#+/-             2.87         05/01/2010      16,200,000
  20,225,000   CLIPPER TAX EXEMPT TRUST COP SERIES A (OTHER REVENUE LOC)#+/-                2.87         05/01/2008      20,225,000
   1,592,400   ITHAKA PARTNERS II TRUST CTFS SERIES A CLASS A (OTHER REVENUE
               LOC)#+/-++                                                                   3.39         01/01/2010       1,592,400
   3,560,000   NORTHEAST TAX-EXEMPT GRANTOR TRUST CTFS (OTHER REVENUE LOC)#+/-              2.89         04/01/2019       3,560,000
   3,301,461   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST REVENUE SERIES
               2002-1 (LEASE REVENUE LOC)+/-                                                2.95         07/19/2006       3,301,461
   3,800,167   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST SERIES 1999-2
               (LEASE REVENUE LOC)+/-                                                       2.95         11/16/2005       3,800,167
  25,200,000   SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)#+/-             2.90         07/01/2041      25,200,000

                                                                                                                        109,569,028
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                         INTEREST
PRINCIPAL      SECURITY NAME                                                               RATE     MATURITY DATE        VALUE
PENNSYLVANIA - 3.19%
$ 18,800,000   BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT
               (POLLUTION CONTROL REVENUE LOC)#+/-                                         2.75%     06/01/2030     $  18,800,000
   5,000,000   DANIEL BOONE PA AREA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)#+/-         2.75      08/01/2029         5,000,000
  20,400,000   MONTGOMERY COUNTY PA IDA PCR (POLLUTION CONTROL REVENUE LOC)#+/-            2.76      10/01/2030        20,400,000
   6,425,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY REVENUE
               HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE & UNIVERSITY
               REVENUE LOC)#+/-                                                            2.77      07/01/2034         6,425,000
   4,130,000   PENNSYLVANIA STATE TURNPIKE COMMISSION OIL FRANCHISE TAX REVENUE SERIES
               II R 1005 (SALES TAX REVENUE LOC)#+/-                                       2.78      12/01/2015         4,130,000
   1,050,000   PHILADELPHIA PA GAS WORKS SERIES A2 (UTILITIES REVENUE, JP MORGAN CHASE
               BANK LOC)#+/-                                                               2.78      09/01/2034         1,050,000
  48,295,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE LOC)#+/-          2.74      06/15/2023        48,295,000
   4,960,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE SERIES B (WATER & WASTEWATER
               AUTHORITY REVENUE LOC)#+/-                                                  2.74      08/01/2027         4,960,000
                                                                                                                      109,060,000
                                                                                                                    -------------

PUERTO RICO - 0.23%
   8,045,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO COMMONWEALTH
               HIGHWAY & TRANSPORTATION REVENUE SERIES D) FSA INSURED
               (TOLL ROAD REVENUE LOC)#+/-                                                 2.76      07/01/2027         8,045,000
                                                                                                                    -------------

SOUTH CAROLINA - 0.80%
   5,900,000   CHARLESTON SC WATERWORKS AND SEWER REVENUE BONDS SERIES 2003A#+/-           2.77      01/01/2033         5,900,000
   6,360,000   PIEDMONT SC MUNICIPAL POWER AGENCY SUBSERIES B-1 (ELECTRIC REVENUE,
               MBIA INSURED)#+/-                                                           2.72      01/01/2034         6,360,000
   4,290,000   SOUTH CAROLINA EDUCATIONAL FACILITIES AUTHORITY FOR PRIVATE NONPROFIT
               INSTITIUTIONS (COLLEGE AND UNIVERSITY REVENUE LOC)#+/-                      2.80      02/01/2022         4,290,000
   5,320,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY REVENUE
               (ECONOMIC DEVELOPMENT REVENUE LOC)#+/-                                      2.75      12/01/2024         5,320,000
   5,650,000   SOUTH CAROLINA STATE PUBLIC SERVICE AUTHORITY REVENUE (ELECTRIC REVENUE
               LOC)#+/-                                                                    2.79      01/01/2023         5,650,000

                                                                                                                       27,520,000
                                                                                                                    -------------

SOUTH DAKOTA - 0.27%
   5,000,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               SIOUX VALLEY HOSPITALS & HEALTH PROJECT SERIES B
               (HEALTHCARE FACILITIES REVENUE LOC) #+/-                                    2.80      11/01/2034         5,000,000
   4,075,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES REVENUE RAPID CITY
               REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)#+/-                   2.80      09/01/2027         4,075,000
                                                                                                                        9,075,000
                                                                                                                    -------------

TENNESSEE - 2.91%
   4,920,000   CHATTANOOGA TN ROC RR SERIES II-R1026 MBIA INSURED (PROPERTY TAX
               REVENUE LOC)#+/-                                                            2.79      10/01/2022         4,920,000
   3,935,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE
               (OTHER REVENUE LOC)#+/-                                                     2.75      11/01/2027         3,935,000
   4,710,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE POOLED FINANCING
               TENNESSEE MUNICIPAL BOND FUNDING BANK OF AMERICA NA LOC
               (OTHER REVENUE LOC)#+/-                                                     2.82      01/01/2033         4,710,000
  31,000,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH &
               EDUCATIONAL FACILITIES BOARD REVENUE
               (COLLEGE & UNIVERSITY REVENUE LOC)#+/-                                      2.73      10/01/2044        31,000,000
   5,525,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN HEALTH &
               EDUCATIONAL FACILITIES BOARD REVENUE MEHARRY MEDICAL COLLEGE PROJECT
               (COLLEGE & UNIVERSITY REVENUE LOC)#+/-                                      2.75      08/01/2018         5,525,000
  19,985,000   METROPOLITAN GOVERNMENT NASHVILLE & DAVIDSON COUNTY TN INDUSTRIAL
               DEVELOPMENT STEWARTS FERRY APARTMENTS#+/-                                   2.75      01/01/2034        19,985,000
   1,985,000   METROPOLITAN GOVERNMENT NASHVILLE DAVIDSON COUNTY TN DISTRICT ENERGY
               (OTHER REVENUE LOC)#+/-                                                     2.79      10/01/2022         1,985,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                         INTEREST
PRINCIPAL      SECURITY NAME                                                               RATE     MATURITY DATE        VALUE
TENNESSEE (CONTINUED)
$  3,630,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING REVENUE
               TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)#+/-                          2.82%     04/01/2032     $   3,630,000
  15,600,000   MONTGOMERY COUNTY TN PUBLIC BUILDING AUTHORITY POOLED FINANCING REVENUE
               TENNESSEE COUNTY LOAN POOL (OTHER REVENUE LOC)#+/-                          2.82      07/01/2034        15,600,000
   4,112,500   PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL REVENUE
               SERIES 322 (HOSPITAL REVENUE LOC)#+/-                                       2.83      11/15/2014         4,112,500
   4,230,000   RUTHERFORD COUNTY TN (EDUCATIONAL FACILITIES REVENUE LOC)#+/-               2.79      10/01/2012         4,230,000
                                                                                                                       99,632,500
                                                                                                                    -------------

TEXAS - 6.76%
  10,800,000   CAPITAL AREA CULTURAL EDUCATIONAL FACILITIES ROMAN CATHOLIC DIOCESE
               (INDUSTRIAL DEVELOPMENT REVENUE, WACHOVIA BANK LOC)#+/-                     2.76      04/01/2045        10,800,000
     625,000   DALLAS TX (PROPERTY TAX REVENUE LOC)#+/-                                    2.79      02/15/2011           625,000
   6,000,000   EAGLE TAX-EXEMPT TRUST CTF 20014210 CLASS A (DALLAS TX AREA RAPID)
               AMBAC INSURED (SALES TAX REVENUE LOC)#+/-                                   2.79      12/01/2026         6,000,000
   4,310,000   EAGLE TAX-EXEMPT TRUST CTF 20014302 CLASS A (AUSTIN TX ELECTRIC UTILITY
               SYSTEMS REVENUE) FSA INSURED (POWER REVENUE LOC)#+/-                        2.79      11/15/2012         4,310,000
   2,100,000   HARRIS COUNTY TX (POWER REVENUE LOC)#+/-                                    2.79      10/01/2012         2,100,000
   4,430,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT AUTHORITY#+/-                2.90      07/01/2024         4,430,000
   8,995,000   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION REVENUE
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.90      07/01/2015         8,995,000
   8,982,500   HARRIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION REVENUE
               FLOATER CTFS SERIES 357 MBIA INSURED
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.78      07/01/2029         8,982,500
   1,900,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE JR. LIEN
               RODEO SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE LOC)#+/-             2.83      11/15/2030         1,900,000
   5,920,000   HIGHLAND PARK TX INDEPENDENT SCHOOL DISTRICT SERIES 763 (PROPERTY TAX
               REVENUE LOC)#+/-                                                            2.79      02/15/2013         5,920,000
   3,375,000   HOUSTON TX GO (TAX REVENUE LOC)#+/-                                         2.79      03/01/2010         3,375,000
  12,600,000   HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE FLOATER RECEIPTS
               SERIES SG 139 SOCIETE GENERALE LOC
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)#+/-                     2.79      11/15/2029        12,600,000
   4,245,000   HOUSTON TX INDEPENDENT SCHOOL DISTRICT CTFS SERIES 462 PSFG INSURED
               (PROPERTY TAX REVENUE LOC)#+/-                                              2.78      02/15/2026         4,245,000
   6,695,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13
               (WATER & SEWER REVENUE LOC)#+/-                                             2.77      05/15/2025         6,695,000
   9,180,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-37
               (WATER & SEWER REVENUE LOC)#+/-                                             2.77      05/15/2027         9,180,000
   5,470,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE CTFS SERIES 495 FGIC INSURED
               (WATER & SEWER REVENUE LOC)#+/-                                             2.78      12/01/2030         5,470,000
   3,770,000   HOUSTON TX WATER & SEWER SYSTEMS REVENUE MUNICIPAL TRUST RECEIPTS
               SERIES SG 120 (WATER & SEWER REVENUE LOC)#+/-                               2.79      12/01/2023         3,770,000
   2,255,000   IRVING TX WATERWORKS AND SEWER REVENUE SERIES 403
               (WATER & WASTEWATER AUTHORITY REVENUE LOC)#+/-                              2.79      02/15/2012         2,255,000
   2,040,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
               (LEASE REVENUE LOC)#+/-                                                     2.79      02/01/2010         2,040,000
   3,295,000   LOWER COLORADO RIVER AUTHORITY TX PUTTER SERIES 623
               (OTHER REVENUE LOC)#+/-                                                     2.79      11/15/2009         3,295,000
   3,905,000   LOWER COLORADO RIVER AUTHORITY TX REVENUE (OTHER REVENUE LOC)#+/-           2.79      05/15/2023         3,905,000
   1,885,000   LOWER COLORADO RIVER AUTHORITY TX ROCS - RR II R 4530#+/-                   2.79      05/15/2022         1,885,000
   6,600,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
               SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)#+/-                              2.80      02/15/2035         6,600,000
   3,700,000   MATAGORDA COUNTY TX HOSPITAL DISTRICT (HOSPITAL REVENUE LOC)#+/-            3.05      08/01/2018         3,700,000
   5,550,000   MIDLAND TX COLLEGE DISTRICT (PROPERTY TAX REVENUE, FGIC INSURED)#+/-        2.79      02/15/2024         5,550,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                         INTEREST
PRINCIPAL      SECURITY NAME                                                               RATE     MATURITY DATE        VALUE
TEXAS (CONTINUED)
$  6,010,000   NORTH CENTRAL TX HEALTH FACILITY DEVELOPMENT CORPORATION (HEALTH
               FACILITIES FINANCING AUTHORITY REVENUE LOC)#+/-                             2.79%     02/15/2022     $    6,010,000
   1,740,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL JP MORGAN
               CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)#+/-                              2.78      11/01/2026          1,740,000
   1,500,000   SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)#+/-                        2.68      05/15/2033          1,500,000
   2,700,000   SPLENDORA TX HIGHER EDUCATIONAL FACILITIES CORPORATE REVENUE PROJECT
               FELLOWSHIP CHRISTIAN PROJECT (OTHER REVENUE LOC)#+/-                        2.80      01/01/2017          2,700,000
   3,940,000   TEXAS A & M UNIVERSITY PERM UNIVERSITY FD
               (EDUCATIONAL FACILITIES REVENUE LOC)#+/-                                    2.79      07/01/2012          3,940,000
   5,080,000   TEXAS STATE CLASS A (GENERAL OBLIGATION-STATES, TERRITORIES LOC)#+/-        2.79      04/01/2030          5,080,000
  57,000,000   TEXAS STATE TAX & ANTICIPATION NOTES
               (GENERAL OBLIGATION - STATES, TERRITORIES)                                  4.50      08/31/2006         57,758,615
  15,195,000   TRAVIS COUNTY TX HEALTH FACILITIES DEVELOPMENT CORPORATION HEALTH
               REVENUE SERIES 4 AMBAC INSURED (HEALTHCARE FACILITIES REVENUE LOC)#+/-      2.84      11/15/2024         15,195,000
   2,590,000   UNIVERSITY OF TEXAS PERMANENT UNIVERSITY FUND SERIES 411 (EDUCATIONAL
               FACILITIES REVENUE LOC)#+/-                                                 2.79      01/01/2012          2,590,000
   6,200,000   UNIVERSITY OF TEXAS UNIVERSITY REVENUES SERIES A (COLLEGE & UNIVERSITY
               REVENUE LOC)#+/-                                                            2.73      08/15/2013          6,200,000

                                                                                                                       231,341,115
                                                                                                                    --------------

UTAH - 0.05%
   1,575,000   EAGLE MOUNTAIN UT GAS & ELECTRIC (ELECTRIC REVENUE, BANQUE NATIONALE
               PARIS LOC)#+/-                                                              2.74      12/01/2025          1,575,000
                                                                                                                    --------------

VIRGINIA - 0.99%
   8,115,000   CAPITAL REGION AIRPORT COMMON VA PASSENGER FACILITY CHARGE REVENUE
               SERIES B (AIRPORT REVENUE LOC)#+/-                                          2.75      06/01/2035          8,115,000
   1,170,000   FAIRFAX COUNTY VA SERIES 1036 (PROPERTY TAX REVENUE LOC)#+/-                2.78      04/01/2013          1,170,000
   2,190,000   HAMPTON ROADS VA REGIONAL JAIL AUTHORITY REGIONAL JAIL FACILITIES
               REVENUE SERIES 569 (JAIL FACILITIES REVENUE LOC)#+/-                        2.79      07/01/2012          2,190,000
  12,485,000   LOUDOUN COUNTY VA IDA (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-              2.73      02/15/2038         12,485,000
   3,000,000   LOUDOUN COUNTY VA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE BOND HOWARD
               HUGHES MED SERIES E (INDUSTRIAL DEVELOPMENT REVENUE LOC)#+/-                2.82      02/15/2038          3,000,000
   7,000,000   NORFOLK VA REDEVELOPMENT & HOUSING AUTHORITY REVENUE (HOUSING REVENUE
               LOC)#+/-                                                                    2.75      07/01/2034          7,000,000

                                                                                                                        33,960,000
                                                                                                                    --------------

WASHINGTON - 2.88%
   5,199,000   ENERGY NORTHWEST WA ELECTRIC REVENUE CTFS SERIES C FSA INSURED
               (ELECTRIC REVENUE LOC)#+/-                                                  2.81      01/01/2010          5,199,000
   5,745,000   ENERGY NORTHWEST WA WIND PROJECT REVENUE SERIES 686
               (POWER REVENUE LOC)#+/-                                                     2.79      07/01/2012          5,745,000
   4,795,000   GOAT HILL PROPERTIES WA LEASE REVENUE SERIES 705
               (LEASE REVENUE LOC)#+/-                                                     2.79      12/01/2012          4,795,000
  17,350,000   ISSAQUAH WA COMMUNITY PROPERTIES WATER REVENUE SERIES A BANK OF
               AMERICA NA LOC (WATER REVENUE LOC)#+/-                                      2.77      02/15/2021         17,350,000
  24,490,000   KING COUNTY WA HOUSING AUTHORITY HOUSING REVENUE SERIES A (HOUSING
               REVENUE LOC)#+/-                                                            2.75      07/01/2035         24,490,000
   3,850,000   KING COUNTY WA SCHOOL DISTRICT NO 216 ENUMCLAW ROC RR II R 5026
               (PROPERTY TAX REVENUE LOC)#+/-                                              2.79      12/01/2015          3,850,000
   3,410,000   KING COUNTY WA SCHOOL DISTRICT NUMBER 410 SNOQUALMIE VALLEY
               (PROPERTY TAX REVENUE LOC)#+/-                                              2.79      12/01/2024          3,410,000
   5,245,000   KITSAP COUNTY WA SCHOOL DISTRICT NO 400 NORTH KITSAP SERIES II-R-1009
               FSA INSURED (PROPERTY TAX REVENUE LOC)#+/-                                  2.79      12/01/2017          5,245,000
   4,985,000   SEATTLE WA MUNICIPAL LIGHT & POWER REVENUE SERIES 668 (POWER REVENUE        2.79      08/01/2012          4,985,000
               LOC)#+/-
   1,900,000   SNOHOMISH COUNTY WA PUBLIC UTILITY DISTRICT SERIES A-1 FSA INSURED
               (UTILITIES REVENUE LOC)#+/-                                                 2.74      12/01/2019          1,900,000
   2,165,000   WASHINGTON STATE (PROPERTY TAX REVENUE LOC)#+/-                             2.79      07/01/2012          2,165,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                         INTEREST
PRINCIPAL      SECURITY NAME                                                               RATE     MATURITY DATE        VALUE
WASHINGTON (CONTINUED)
$  5,200,000   WASHINGTON STATE ECONOMIC DEVELOPMENT FINANCING AUTHORITY REVENUE
               INDUSTRIAL DEVELOPMENT CANAM STEEL PROJECT SERIES D
               (ECONOMIC DEVELOPMENT REVENUE LOC)#+/-                                      2.85%     09/30/2030     $    5,200,000
   3,180,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE ANNIE
               WRIGHT SCHOOL BANK OF AMERICA NA LOC (HOUSING REVENUE LOC)#+/-              2.69      12/01/2023          3,180,000
   1,700,000   WASHINGTON STATE HOUSING FINANCE COMMUNITY NONPROFIT REVENUE TACOMA ART
               MUSEUM PROJECT NORTHERN TRUST COMPANY LOC (INDUSTRIAL DEVELOPMENT
               REVENUE LOC)#+/-                                                            2.85      06/01/2032          1,700,000
   4,965,000   WASHINGTON STATE MERLOTS SERIES A-05 (PROPERTY TAX REVENUE LOC)#+/-         2.77      01/01/2013          4,965,000
   4,390,000   WASHINGTON STATE SERIES B (PROPERTY TAX REVENUE LOC)#+/-                    2.77      07/01/2024          4,390,000

                                                                                                                        98,569,000
                                                                                                                    --------------

WISCONSIN - 3.21%
   5,410,000   CHILTON WI SCHOOL DISTRICT ROC RR SERIES II-R-1017 FGIC INSURED
               (PROPERTY TAX REVENUE LOC)#+/-                                              2.79      04/01/2019          5,410,000
  33,400,000   MILWAUKEE WI (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                 3.50      03/23/2006         33,564,927
   6,000,000   MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)                6.25      10/01/2005          6,000,000
   3,840,000   MILWAUKEE WI RDA REDEVELOPMENT REVENUE MILWAUKEE SCHOOL ENGINEER
               PROJECT A (COLLEGE & UNIVERSITY REVENUE LOC)#+/-                            2.90      07/01/2023          3,840,000
  22,760,000   WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)                     4.00      08/22/2006         22,957,393
   2,400,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               ALVERNO COLLEGE PROJECT (EDUCATIONAL FACILITIES REVENUE LOC)#+/-            2.85      11/01/2017          2,400,000
   6,500,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               FRANCISCAN SISTERS SERIES B (HEALTHCARE FACILITIES REVENUE LOC)#+/-         2.76      09/01/2033          6,500,000
   2,800,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               GUNDERSEN LUTHERAN SERIES A (HEALTHCARE FACILITIES REVENUE LOC)#+/-         2.80      12/01/2015          2,800,000
   4,900,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               PROHEALTH INCORPORATED SERIES B
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.80      08/15/2030          4,900,000
   2,100,000   WISCONSIN STATE SERIES 490 (PROPERTY TAX REVENUE LOC)#+/-                   2.79      05/01/2012          2,100,000
   7,550,000   WISCONSIN STATE SERIES 531 (PROPERTY TAX REVENUE LOC)#+/-                   2.79      11/01/2012          7,550,000
  12,000,000   WISCONSON STATE HEALTH & EDUCATIONAL FACILTIES AUTHORITY REVENUE
               NATIONAL REGENCY OF NEW BERLIN
               (HEALTHCARE FACILITIES REVENUE LOC)#+/-                                     2.85      08/15/2034         12,000,000

                                                                                                                       110,022,320
                                                                                                                    --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $2,904,162,548)                                                                  2,904,162,548
                                                                                                                    --------------

COMMERCIAL PAPER - 16.34%
  20,250,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY                      2.75      10/05/2005         20,250,000
  16,650,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY                      2.75      10/05/2005         16,650,000
   9,890,000   HARRIS COUNTY TX                                                            2.64      10/07/2005          9,890,000
   8,500,000   HARRIS COUNTY TX HOSPITAL DISTRICT                                          2.55      11/04/2005          8,500,000
   6,000,000   HOUSTON TX (CITY OF)                                                        2.57      10/03/2005          6,000,000
   3,600,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   2.57      10/03/2005          3,600,000
   3,700,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   2.63      10/20/2005          3,700,000
   9,665,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   2.78      12/08/2005          9,665,000
  17,000,000   INTERMOUNTAIN POWER AGENCY                                                  2.70      10/06/2005         17,000,000
   7,850,000   INTERMOUNTAIN POWER AGENCY                                                  2.70      12/06/2005          7,850,000
   4,600,000   JOHNS HOPKINS UNIVERSITY                                                    2.57      10/03/2005          4,600,000
   7,000,000   JOHNS HOPKINS UNIVERSITY                                                    2.60      10/06/2005          7,000,000
   3,500,000   JOHNS HOPKINS UNIVERSITY                                                    2.45      10/11/2005          3,500,000
   7,142,000   JOHNS HOPKINS UNIVERSITY                                                    2.63      10/20/2005          7,142,000
   7,400,000   LAS VEGAS NV VALLEY WATER                                                   2.63      10/20/2005          7,400,000

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                         INTEREST
PRINCIPAL      SECURITY NAME                                                               RATE     MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$ 17,805,000   LAS VEGAS NV VALLEY WATER                                                   2.60%      11/14/2005    $   17,805,000
   4,000,000   LAS VEGAS NV VALLEY WATER                                                   2.73       12/07/2005         4,000,000
  16,740,000   LAS VEGAS NV VALLEY WATER                                                   2.75       12/08/2005        16,740,000
  11,500,000   LINCOLN NE ELECTRIC                                                         2.60       10/07/2005        11,500,000
  26,000,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER                                  2.60       12/06/2005        26,000,000
  43,000,000   LOUISIANA PUBLIC FACILITY AUTHORITY                                         2.65       10/17/2005        43,000,000
  16,800,000   MARYLAND HEALTH & HIGHER EDUCATION                                          2.77       10/11/2005        16,799,558
  13,800,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.57       10/03/2005        13,800,000
  10,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.47       10/11/2005        10,000,000
  19,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.65       10/18/2005        19,000,000
  26,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.63       10/20/2005        26,000,000
   7,828,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.78       12/08/2005         7,828,000
   8,400,000   MONTGOMERY COUNTY PA INDUSTRIAL                                             2.56       10/20/2005         8,400,000
  24,573,000   NORTH CAROLINA CAPITAL FACILITY                                             2.60       10/07/2005        24,573,000
   3,600,000   PALM BEACH COUNTY FL SCHOOL DISTRICT                                        2.61       11/08/2005         3,600,000
   6,975,000   PINELLAS COUNTY FL EDUCATION FACILITY AUTHORITY                             2.65       10/17/2005         6,975,000
  13,000,000   ROCHESTER MN HEALTH CARE                                                    2.62       10/06/2005        13,000,000
   6,800,000   ROCHESTER MN HEALTH CARE                                                    2.62       10/06/2005         6,800,000
  10,800,000   ROCHESTER MN HEALTH CARE                                                    2.62       10/06/2005        10,800,000
  32,400,000   ROCHESTER MN HEALTH CARE                                                    2.62       10/06/2005        32,400,000
   4,300,000   SAN ANTONIO ELECTRIC & GAS                                                  2.73       12/07/2005         4,300,000
   5,000,000   SAN ANTONIO TX                                                              2.57       10/03/2005         5,000,000
  23,455,000   SAN ANTONIO TX                                                              2.63       10/20/2005        23,455,000
  11,325,000   TEXAS PFA                                                                   2.72       12/08/2005        11,325,000
  15,000,000   UNIVERSITY OF TEXAS SYSTEM                                                  2.47       10/12/2005        15,000,000
  16,504,000   UNIVERSITY OF TEXAS SYSTEM                                                  2.58       11/16/2005        16,504,000
  17,200,000   UNIVERSITY OF TEXAS SYSTEM                                                  2.60       12/02/2005        17,200,000
  14,910,000   UNIVERSITY OF TEXAS SYSTEM                                                  2.75       12/08/2005        14,910,000

TOTAL COMMERCIAL PAPER (COST $559,461,558)                                                                             559,461,558
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,463,624,106)*                                            101.19%                                           $3,463,624,106

OTHER ASSETS AND LIABILITIES, NET                                  (1.19)                                              (40,704,513)
                                                                  ------                                            --------------
TOTAL NET ASSETS                                                  100.00%                                           $3,422,919,593
                                                                  ======                                            ==============

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 0.79%
$ 25,000,000   FHLB                                                                      4.00%        08/18/2006    $   25,000,000
  25,000,000   FNMA                                                                      6.00         12/15/2005        25,112,522

TOTAL AGENCY NOTES - INTEREST BEARING (COST $50,112,522)                                                                50,112,522
                                                                                                                    --------------

ASSET-BACKED SECURITIES - 0.25%
  10,000,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST                                  3.84         09/06/2006        10,000,000
   3,695,717   CAPITAL AUTO RECEIVABLES ASSET TRUST+++/-                                 3.78         06/15/2006         3,695,717
   1,856,262   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                          3.18         05/15/2006         1,856,262

TOTAL ASSET-BACKED SECURITIES (COST $15,551,979)                                                                        15,551,979
                                                                                                                    --------------

CERTIFICATES OF DEPOSIT - 4.90%
 150,000,000   BARCLAYS BANK PLC                                                         4.14         09/20/2006       150,000,000
  25,000,000   CDC IXIS                                                                  2.45         10/06/2005        25,000,000
   7,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                       2.75         11/14/2005         7,000,000
  88,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                       4.18         09/22/2006        88,000,000
  40,000,000   MORGAN STANLEY BANK                                                       3.67         10/11/2005        40,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $310,000,000)                                                                      310,000,000
                                                                                                                    --------------

COMMERCIAL PAPER - 56.12%
  88,246,000   ALLIANCE & LEICESTER PLC^                                                 3.60         10/26/2005        88,043,034
 215,000,000   AMSTERDAM FUNDING CORPORATION^                                            3.74         10/25/2005       214,516,092
  50,000,000   APRECO LLC^                                                               3.75         10/26/2005        49,880,208
 102,037,000   ATLANTIC ASSET SECURITY CORPORATION^                                      3.94         03/20/2006       100,160,880
  69,559,000   ATLANTIS ONE FUNDING^                                                     3.65         10/24/2005        69,410,897
  60,371,000   ATLANTIS ONE FUNDING^                                                     3.40         12/02/2005        60,028,898
 135,000,000   ATLAS CAPITAL FUNDING CORPORATION+++/-                                    3.81         03/27/2006       135,000,000
  78,940,000   ATOMIUM FUNDING CORPORATION^                                              3.62         10/13/2005        78,860,621
  53,992,000   ATOMIUM FUNDING CORPORATION^                                              3.83         03/07/2006        53,102,819
  60,000,000   BEAR STEARNS COMPANY INCORPORATED^                                        3.92         10/03/2005        60,000,000
  50,000,000   BUCKINGHAM CDO LLC^                                                       3.63         10/26/2005        49,884,042
  33,710,000   CAFCO LLC^                                                                3.60         10/25/2005        33,635,838
 225,000,000   CALYON NORTH AMERICA INCORPORATED^                                        3.77         11/25/2005       223,751,188
 100,000,000   CHARTA LLC^                                                               3.60         10/25/2005        99,780,000
  35,000,000   CIT GROUP INCORPORATED^                                                   3.63         10/25/2005        34,922,358
 100,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                        3.65         10/07/2005        99,959,444
 175,000,000   CRC FUNDING LLC^                                                          3.76         11/28/2005       173,976,444
  25,000,000   CROWN POINT CAPITAL COMPANY^                                              3.83         03/09/2006        24,582,969
  41,000,000   FIVE FINANCE INCORPORATED^                                                3.56         10/24/2005        40,914,857
  40,000,000   FIVE FINANCE INCORPORATED^                                                3.60         10/25/2005        39,912,000
 100,000,000   GALLEON CAPITAL LLC^                                                      3.75         10/25/2005        99,770,833
  57,878,000   GEORGE STREET FINANCE LLC^                                                3.48         10/12/2005        57,827,646
 125,000,000   GRAMPIAN FUNDING LLC^                                                     3.92         02/17/2006       123,135,278
 135,000,000   KBC FINANCE PRODUCTS INTERNATIONAL LIMITED^                               3.45         10/21/2005       134,767,125
  75,000,000   KBC FINANCE PRODUCTS INTERNATIONAL LIMITED^                               3.75         10/25/2005        74,828,125
  20,000,000   LEGACY CAPITAL LLC^                                                       3.74         11/21/2005        19,898,189
 100,000,000   LIBERTY STREET FUNDING COMPANY^                                           3.75         10/20/2005        99,822,917
  99,000,000   MANE FUNDING CORPORATION^                                                 3.75         10/25/2005        98,773,125
 175,000,000   MORTGAGE INTEREST NETWORKING TRUST PLUS^                                  3.74         10/25/2005       174,600,028

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
COMMERCIAL PAPER (CONTINUED)
$150,000,000   PICAROS FUNDING LLC^                                                      3.61%        10/04/2005    $  149,984,958
  50,453,000   PREFERRED RECEIVABLE FUNDING^                                             3.67         10/26/2005        50,334,702
 200,000,000   SAN PAOLO IMI US FINLEY COMPANY^                                          3.77         11/23/2005       198,931,833
  60,000,000   SPINTAB AB^                                                               3.86         03/03/2006        59,028,567
  38,000,000   SWEDISH NATIONAL HOUSING FINANCE^                                         3.38         11/14/2005        37,850,153
  45,000,000   TANGO FINANCE CORPORATION^                                                3.48         10/11/2005        44,965,200
 178,379,000   THAMES ASSET GLOBAL SECURITIZATION^                                       3.48         10/13/2005       178,206,567
  67,525,000   WINDMILL FUNDING CORPORATION^                                             3.61         10/06/2005        67,504,686
 123,700,000   WINDMILL FUNDING CORPORATION^                                             3.67         10/25/2005       123,422,568
  24,000,000   WINDMILL FUNDING CORPORATION^                                             3.74         10/25/2005        23,945,147

TOTAL COMMERCIAL PAPER (COST $3,547,920,236)                                                                         3,547,920,236
                                                                                                                    --------------

CORPORATE BONDS & NOTES - 0.82%
  29,000,000   LASALLE NATIONAL BANK                                                     4.24         07/26/2006        29,031,270
  14,000,000   MCDONALD'S CORPORATION+++/-                                               4.49         03/07/2006        14,055,575
   9,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                           3.55         01/10/2006         9,000,000

TOTAL CORPORATE BONDS & NOTES (COST $52,086,845)                                                                        52,086,845
                                                                                                                    --------------

EXTENDABLE BONDS - 1.84%
  15,000,000   3M COMPANY++                                                              5.67         12/12/2005        15,079,194
  10,000,000   AMERICAN GENERAL FINANCE+++/-                                             3.77         10/13/2006        10,000,000
  13,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   3.80         10/06/2006        13,000,000
   1,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                   3.80         10/06/2006         1,000,839
  12,000,000   MORGAN STANLEY+/-                                                         3.92         09/01/2006        12,000,000
  61,000,000   NORDEA BANK AB+++/-                                                       3.71         10/11/2006        61,000,000
   4,000,000   PREMIUM ASSET TRUST+++/-                                                  3.78         09/15/2006         4,000,000

TOTAL EXTENDABLE BONDS (COST $116,080,033)                                                                             116,080,033
                                                                                                                    --------------

MEDIUM TERM NOTES - 3.49%
  66,200,000   BANK OF AMERICA SECURITIES+/-#                                            4.02         09/09/2034        66,200,000
  97,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                   4.09         09/09/2049        97,000,000
  30,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                    3.68         05/03/2006        29,998,292
  15,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                          3.69         10/06/2006        15,000,000
  12,500,000   PREMIUM ASSET TRUST SERIES 00-09+++/-                                     3.85         10/06/2005        12,500,283

TOTAL MEDIUM TERM NOTES (COST $220,698,575)                                                                            220,698,575
                                                                                                                    --------------

PROMISSORY NOTES - 1.16%
  73,000,000   CITIGROUP GLOBAL+/-#                                                      4.01         09/09/2049        73,000,000

TOTAL PROMISSORY NOTES (COST $73,000,000)                                                                               73,000,000
                                                                                                                    --------------

TIME DEPOSITS - 11.50%
   1,790,309   BARCLAYS BANK GRAND CAYMAN                                                3.94         10/03/2005         1,790,309
 151,000,000   DANSKE BANK A S COPENHAGEN                                                3.94         10/03/2005       151,000,000
 171,000,000   DEXIA BANK GRAND CAYMAN                                                   3.79         10/03/2005       171,000,000
  88,000,000   FORTIS BANK GRAND CAYMAN                                                  3.91         10/03/2005        88,000,000
 150,000,000   ING BELGIUM SA NV                                                         3.92         10/03/2005       150,000,000
 165,000,000   SOCIETE GENERALE PARIS                                                    3.81         10/05/2005       165,000,000

TOTAL TIME DEPOSITS (COST $726,790,309)                                                                                726,790,309
                                                                                                                    --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                        INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 19.39%
$ 90,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $90,029,250)                                   3.90%        10/03/2005    $   90,000,000
 149,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $149,048,673)                                  3.92         10/03/2005       149,000,000
 170,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $170,072,156)                                  3.82         10/04/2005       170,000,000
 167,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $167,106,323)                                  3.82         10/06/2005       167,000,000
 650,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $650,481,542)                                  3.81         10/07/2005       650,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,226,000,000)                                                                    1,226,000,000
                                                                                                                    --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $6,338,240,499)*                           100.26%                                                            $6,338,240,499
OTHER ASSETS AND LIABILITIES, NET                 (0.26)                                                               (16,522,341)
                                                 ------                                                             --------------
TOTAL NET ASSETS                                 100.00%                                                            $6,321,718,158
                                                 ======                                                             ==============

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                INTEREST RATE   MATURITY DATE       VALUE
US TREASURY SECURITIES - 47.28%

US TREASURY BILLS - 40.50%
$ 196,045,000   US TREASURY BILL^                                3.23%         10/06/2005    $   195,992,313
   50,000,000   US TREASURY BILL^                                3.27          10/06/2005         49,986,396
  250,000,000   US TREASURY BILL^                                3.22          10/20/2005        249,620,451
  160,790,000   US TREASURY BILL^                                3.35          10/27/2005        160,430,932
  172,065,000   US TREASURY BILL^                                3.39          11/03/2005        171,562,714
  250,000,000   US TREASURY BILL^                                3.42          11/10/2005        249,126,528
  100,000,000   US TREASURY BILL^                                3.44          12/08/2005         99,370,250
  100,000,000   US TREASURY BILL^                                3.44          12/08/2005         99,369,333
  200,000,000   US TREASURY BILL^                                3.47          12/15/2005        198,593,736
  300,000,000   US TREASURY BILL^                                3.50          12/22/2005        297,672,500
  125,000,000   US TREASURY BILL^                                3.45          12/29/2005        123,957,812
  150,000,000   US TREASURY BILL^                                3.46          01/05/2006        148,644,833
  150,000,000   US TREASURY BILL^                                3.53          01/19/2006        148,413,750

                                                                                               2,192,741,548
                                                                                             ---------------

US TREASURY NOTES - 6.78%
  166,622,000   US TREASURY NOTE                                 1.63          10/31/2005        166,420,804
  200,000,000   US TREASURY NOTE                                 5.75          11/15/2005        200,550,084

                                                                                                 366,970,888
                                                                                             ---------------

TOTAL US TREASURY SECURITIES (COST $2,559,712,436)                                             2,559,712,436
                                                                                             ---------------

REPURCHASE AGREEMENTS - 52.83%
   80,000,000   BANK OF AMERICA SECURITIES LLC - 102%
                COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $80,021,667)          3.25          10/03/2005         80,000,000

  250,000,000   BEAR STEARNS COMPANIES INCORPORATED - 102%
                COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $250,067,708)         3.25          10/03/2005        250,000,000

  300,000,000   DEUTSCHE BANK SECURITIES - 102%
                COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE
                $300,081,250)                                    3.25          10/03/2005        300,000,000

   30,039,000   GOLDMAN SACHS & COMPANY - 102%
                COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE
                $30,044,007)                                     2.00          10/03/2005         30,039,000

  200,000,000   GOLDMAN SACHS & COMPANY - 102%
                COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE
                $200,053,333)                                    3.20          10/03/2005        200,000,000

  700,000,000   HSBC USA INCORPORATED - 102%
                COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE
                $700,195,417)                                    3.35          10/03/2005        700,000,000

1,300,000,000   MORGAN STANLEY & COMPANY - 102%
                COLLATERALIZED BY US GOVERNMENT
                SECURITIES (MATURITY VALUE $1,300,352,083)       3.25          10/03/2005      1,300,000,000

TOTAL REPURCHASE AGREEMENTS (COST $2,860,039,000)                                              2,860,039,000
                                                                                             ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $5,419,751,436)*                             100.11%                                   $ 5,419,751,436
OTHER ASSETS AND LIABILITIES, NET                   (0.11)                                        (5,707,618)
                                                   ------                                    ---------------

TOTAL NET ASSETS                                   100.00%                                   $ 5,414,043,818
                                                   ======                                    ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

   100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL       SECURITY NAME                                INTEREST RATE   MATURITY DATE         VALUE
US TREASURY SECURITIES - 100.17%

US TREASURY BILLS - 96.57%
$ 258,390,000   US TREASURY BILL^                                3.26%         10/06/2005    $   258,319,726
  250,000,000   US TREASURY BILL^                                3.18          10/13/2005        249,780,972
  216,000,000   US TREASURY BILL^                                3.22          10/20/2005        215,667,351
  261,339,000   US TREASURY BILL^                                3.12          10/27/2005        260,770,810
  277,935,000   US TREASURY BILL^                                3.39          11/03/2005        277,122,693
  300,000,000   US TREASURY BILL^                                3.42          11/10/2005        298,919,903
  300,000,000   US TREASURY BILL^                                3.26          11/17/2005        298,771,562
  124,841,000   US TREASURY BILL^                                3.43          11/25/2005        124,210,588
  150,000,000   US TREASURY BILL^                                3.40          12/01/2005        149,164,986
  250,000,000   US TREASURY BILL^                                3.44          12/08/2005        248,437,083
  250,000,000   US TREASURY BILL^                                3.40          12/15/2005        248,373,722
  300,000,000   US TREASURY BILL^                                3.50          12/22/2005        297,689,444
  139,350,000   US TREASURY BILL^                                3.45          12/29/2005        138,184,802
  150,000,000   US TREASURY BILL^                                3.48          01/05/2006        148,646,791
  143,606,000   US TREASURY BILL^                                3.56          01/19/2006        142,096,942

                                                                                               3,356,157,375
                                                                                             ---------------
US TREASURY NOTES - 3.60%
  125,000,000   US TREASURY NOTE                                 5.75          11/15/2005        125,334,424
                                                                                             ---------------
TOTAL US TREASURY SECURITIES (COST $3,481,491,799)                                             3,481,491,799
                                                                                             ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $3,481,491,799)*                             100.17%                                   $ 3,481,491,799
OTHER ASSETS AND LIABILITIES, NET                   (0.17)                                        (6,005,295)
                                                   ------                                    ---------------
TOTAL NET ASSETS                                   100.00%                                   $ 3,475,486,504
                                                   ======                                    ===============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

          STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                         CALIFORNIA
                                                                                           TAX-FREE     CASH INVESTMENT
                                                                                       MONEY MARKET        MONEY MARKET
                                                                                               FUND                FUND
-----------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..............................................   $  2,712,087,945   $   9,748,637,370
   REPURCHASE AGREEMENTS .......................................................                  0       2,656,006,596
                                                                                   ----------------   -----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................      2,712,087,945      12,404,643,966
                                                                                   ----------------   -----------------
   CASH ........................................................................            114,208              79,249
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................                  0             219,223
   RECEIVABLE FOR INVESTMENTS SOLD .............................................                  0                   0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................         12,414,328          36,284,764
   PREPAID EXPENSES AND OTHER ASSETS ...........................................                  0              19,418
                                                                                   ----------------   -----------------
TOTAL ASSETS ...................................................................      2,724,616,481      12,441,246,620
                                                                                   ----------------   -----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ...........................................         34,570,000                   0
   DIVIDENDS PAYABLE ...........................................................            862,664          17,496,057
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................            861,555           2,409,984
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .....................................            607,222           1,406,038
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................            162,415                   0
                                                                                   ----------------   -----------------
TOTAL LIABILITIES ..............................................................         37,063,856          21,312,079
                                                                                   ----------------   -----------------
TOTAL NET ASSETS ...............................................................   $  2,687,552,625   $  12,419,934,541
                                                                                   ----------------   -----------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................   $  2,687,604,874   $  12,420,385,787
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................             (1,037)             (7,754)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................            (51,212)           (443,492)
                                                                                   ----------------   -----------------
TOTAL NET ASSETS ...............................................................   $  2,687,552,625   $  12,419,934,541
                                                                                   ================   =================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................   $  2,256,876,786                 N/A
   SHARES OUTSTANDING - CLASS A ................................................      2,256,875,791                 N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A ......................   $           1.00                 N/A
   NET ASSETS - ADMINISTRATOR CLASS ............................................                N/A   $     956,998,133
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................                N/A         957,020,065
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........                N/A   $            1.00
   NET ASSETS - INSTITUTIONAL CLASS ............................................                N/A   $   5,686,130,223
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................                N/A       5,686,343,134
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........                N/A   $            1.00
   NET ASSETS - SERVICE CLASS ..................................................   $    430,675,839   $   5,776,806,185
   SHARES OUTSTANDING - SERVICE CLASS ..........................................        430,676,539       5,777,511,855
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ................   $           1.00   $            1.00
                                                                                   ----------------   -----------------
INVESTMENTS AT COST ............................................................   $  2,712,087,945   $  12,404,643,966
                                                                                   ================   =================

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                    GOVERNMENT          NATIONAL   PRIME INVESTMENT
                                                                                  MONEY MARKET    TAX-FREE MONEY       MONEY MARKET
                                                                                          FUND       MARKET FUND               FUND
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .........................................   $  4,751,820,210   $ 3,463,624,106   $  5,112,240,499
   REPURCHASE AGREEMENTS ..................................................      6,217,825,000                 0      1,226,000,000
                                                                              ----------------   ---------------   ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ........................     10,969,645,210     3,463,624,106      6,338,240,499
                                                                              ----------------   ---------------   ----------------
   CASH ...................................................................             50,036            72,331             50,000
   RECEIVABLE FOR FUND SHARES ISSUED ......................................              8,548           374,710                  0
   RECEIVABLE FOR INVESTMENTS SOLD ........................................                  0        70,730,922                  0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .................................         17,178,841        16,870,023          5,615,233
   PREPAID EXPENSES AND OTHER ASSETS ......................................             30,001                 0                  0
                                                                              ----------------   ---------------   ----------------
TOTAL ASSETS ..............................................................     10,986,912,636     3,551,672,092      6,343,905,732
                                                                              ----------------   ---------------   ----------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ......................................         49,849,764       124,849,899                  0
   DIVIDENDS PAYABLE ......................................................         21,960,476         2,552,863         19,803,093
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..................          2,258,112           817,994          1,544,036
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................................          1,400,892           510,059            646,500
   ACCRUED EXPENSES AND OTHER LIABILITIES .................................                  0            21,684            193,945
                                                                              ----------------   ---------------   ----------------
TOTAL LIABILITIES .........................................................         75,469,244       128,752,499         22,187,574
                                                                              ----------------   ---------------   ----------------
TOTAL NET ASSETS ..........................................................   $ 10,911,443,392   $ 3,422,919,593   $  6,321,718,158
                                                                              ----------------   ---------------   ----------------
NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL . ......................................................   $ 10,911,412,375   $ 3,422,695,496   $  6,321,746,251
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................             31,017                 2                 (1)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................                  0           224,095            (28,092)
                                                                              ----------------   ---------------   ----------------
TOTAL NET ASSETS ..........................................................   $ 10,911,443,392   $ 3,422,919,593   $  6,321,718,158
                                                                              ================   ===============   ================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A . .................................................   $    877,439,814   $   797,831,449                N/A
   SHARES OUTSTANDING - CLASS A ...........................................        877,439,499       797,762,927                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A .................   $           1.00   $          1.00                N/A
   NET ASSETS - ADMINISTRATOR CLASS .......................................   $    739,724,727   $   611,207,643                N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS . .............................        739,725,507       611,131,377                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .....   $           1.00   $          1.00                N/A
   NET ASSETS - INSTITUTIONAL CLASS .......................................   $  4,374,412,467   $   799,099,088   $  4,681,215,378
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............................      4,374,420,094       799,101,861      4,681,249,892
   NET ASSET VALUE AND OFFERING PRICE PER SHARE -  INSTITUTIONAL CLASS ....   $           1.00   $          1.00   $           1.00
   NET ASSETS - SERVICE CLASS .............................................   $  4,919,866,384   $ 1,214,781,413   $  1,640,502,780
   SHARES OUTSTANDING - SERVICE CLASS                                            4,919,866,748     1,214,518,636      1,640,503,819
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ...........   $           1.00   $          1.00   $           1.00
                                                                              ----------------   ---------------   ----------------
INVESTMENTS AT COST .......................................................   $ 10,969,645,210   $ 3,463,624,106   $  6,338,240,499
                                                                              ================   ===============   ================

                                                                                TREASURY PLUS     100% TREASURY
                                                                                 MONEY MARKET      MONEY MARKET
                                                                                         FUND              FUND
---------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .........................................   $ 2,559,712,436   $ 3,481,491,799
   REPURCHASE AGREEMENTS ..................................................     2,860,039,000                 0
                                                                              ---------------   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ........................     5,419,751,436     3,481,491,799
                                                                              ---------------   ---------------
   CASH ...................................................................            50,686           107,920
   RECEIVABLE FOR FUND SHARES ISSUED ......................................           142,626                 0
   RECEIVABLE FOR INVESTMENTS SOLD ........................................                 0                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST .................................         6,355,148         2,767,821
   PREPAID EXPENSES AND OTHER ASSETS ......................................                 0                 0
                                                                              ---------------   ---------------
TOTAL ASSETS ..............................................................     5,426,299,896     3,484,367,540
                                                                              ---------------   ---------------
LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ......................................                 0                 0
   DIVIDENDS PAYABLE ......................................................         9,839,468         7,267,620
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..................         1,391,178           778,271
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................................           834,687           788,222
   ACCRUED EXPENSES AND OTHER LIABILITIES .................................           190,745            46,923
                                                                              ---------------   ---------------
TOTAL LIABILITIES .........................................................        12,256,078         8,881,036
                                                                              ---------------   ---------------
TOTAL NET ASSETS ..........................................................   $ 5,414,043,818   $ 3,475,486,504
                                                                              ---------------   ---------------
NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ........................................................   $ 5,414,184,666   $ 3,475,501,512
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................               643           172,888
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................          (141,491)         (187,896)
                                                                              ---------------   ---------------
TOTAL NET ASSETS ..........................................................   $ 5,414,043,818   $ 3,475,486,504
                                                                              ===============   ===============
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ...................................................   $ 2,902,825,894   $   165,867,836
   SHARES OUTSTANDING - CLASS A ...........................................     2,902,943,991       165,836,699
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS A .................   $          1.00   $          1.00
   NET ASSETS - ADMINISTRATOR CLASS .......................................               N/A               N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...............................               N/A               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .....               N/A               N/A
   NET ASSETS - INSTITUTIONAL CLASS .......................................   $ 1,451,307,313               N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............................     1,451,507,490               N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .....   $          1.00               N/A
   NET ASSETS - SERVICE CLASS .............................................   $ 1,059,910,611   $ 3,309,618,668
   SHARES OUTSTANDING - SERVICE CLASS .....................................     1,059,949,444     3,309,669,722
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - SERVICE CLASS ...........   $          1.00   $          1.00
                                                                              ---------------   ---------------
INVESTMENTS AT COST .......................................................   $ 5,419,751,436   $ 3,481,491,799
                                                                              ===============   ===============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                                     STATEMENTS OF OPERATIONS --
                         FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                    CALIFORNIA
                                                                      TAX-FREE   CASH INVESTMENT
                                                                  MONEY MARKET      MONEY MARKET
                                                                          FUND              FUND
------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...................................................   $ 33,069,622   $   210,775,111
                                                                  ------------   ---------------
   TOTAL INVESTMENT INCOME ....................................     33,069,622       210,775,111
                                                                  ------------   ---------------

EXPENSES
   ADVISORY FEES ..............................................      3,858,091         6,527,175
   ADMINISTRATION FEES
      FUND LEVEL ..............................................        678,432         2,718,427
      CLASS A .................................................      2,517,904               N/A
      ADMINISTRATOR CLASS .....................................            N/A           371,885
      INSTITUTIONAL CLASS .....................................            N/A         2,247,823
      SERVICE CLASS ...........................................        254,835         4,014,615
   CUSTODY FEES ...............................................        271,373         1,305,435
   SHAREHOLDER SERVICING FEES .................................      3,392,162         8,735,665
   ACCOUNTING FEES ............................................         74,665           323,700
   AUDIT FEES .................................................          9,372            12,671
   LEGAL FEES .................................................         26,883           128,468
   REGISTRATION FEES ..........................................            507            40,139
   SHAREHOLDER REPORTS ........................................         15,382                50
   TRUSTEES' FEES .............................................          3,682             3,682
   OTHER FEES AND EXPENSES ....................................         25,915           157,975
                                                                  ------------   ---------------
   TOTAL EXPENSES .............................................     11,129,203        26,587,710
                                                                  ------------   ---------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............     (2,735,569)       (2,936,857)
   NET EXPENSES ...............................................      8,393,634        23,650,853
                                                                  ------------   ---------------
   NET INVESTMENT INCOME (LOSS) ...............................     24,675,988       187,124,258
                                                                  ------------   ---------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..................         46,404            12,535
                                                                  ------------   ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ..............................................   $ 24,722,392   $   187,136,793
                                                                  ============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                       GOVERNMENT        NATIONAL  PRIME INVESTMENT  TREASURY PLUS  100% TREASURY
                                                     MONEY MARKET  TAX-FREE MONEY      MONEY MARKET   MONEY MARKET   MONEY MARKET
                                                             FUND     MARKET FUND              FUND           FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ......................................   $180,218,886  $   49,159,881  $    105,729,520  $  81,533,742  $  48,723,703
                                                     ------------  --------------  ----------------  -------------  -------------
   TOTAL INVESTMENT INCOME .......................    180,218,886      49,159,881       105,729,520     81,533,742     48,723,703
                                                     ------------  --------------  ----------------  -------------  -------------

EXPENSES
   ADVISORY FEES .................................      5,607,314       1,975,425         3,201,169      2,611,406      4,615,636
   ADMINISTRATION FEES
      FUND LEVEL .................................      2,442,468         987,712         1,524,726      1,296,599        816,168
      CLASS A ....................................        774,903         827,999               N/A      3,069,802        196,111
      ADMINISTRATOR CLASS ........................        377,904         333,671               N/A            N/A            N/A
      INSTITUTIONAL CLASS.........................      1,741,547         482,879         1,656,987        533,480            N/A
      SERVICE CLASS ..............................      3,240,297         794,151         1,355,922        659,029      1,851,833
   CUSTODY FEES ..................................      1,121,463         396,385           640,234        522,281        326,467
   SHAREHOLDER SERVICING FEES.....................      8,009,095       2,929,060         2,824,838      4,861,388      4,080,839
   ACCOUNTING FEES ...............................        279,582         106,709           161,803        134,228         87,748
   AUDIT FEES ....................................          9,428           9,345            11,709          9,376          9,376
   LEGAL FEES ....................................        100,853          22,127            30,819         45,876         30,951
   REGISTRATION FEES .............................         13,570          26,236                50         23,312         25,179
   SHAREHOLDER REPORTS ...........................         86,112          20,525            27,077         88,698             50
   TRUSTEES' FEES ................................          3,682           3,682             3,682          3,682          3,682
   OTHER FEES AND EXPENSES .......................         61,213          28,173            47,063         64,793          8,445
                                                     ------------  --------------  ----------------  -------------  -------------
   TOTAL EXPENSES ................................     23,869,431       8,944,079        11,486,079     13,923,950     12,052,485
                                                     ------------  --------------  ----------------  -------------  -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..     (2,425,780)     (1,311,889)       (1,181,246)      (774,042)    (3,757,210)
   NET EXPENSES ..................................     21,443,651       7,632,190        10,304,833     13,149,908      8,295,275
                                                     ------------  --------------  ----------------  -------------  -------------
   NET INVESTMENT INCOME (LOSS) ..................    158,775,235      41,527,691        95,424,687     68,383,834     40,428,428
                                                     ------------  --------------  ----------------  -------------  -------------
   NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....              0         316,298             1,000         31,054        (73,666)
                                                     ------------  --------------  ----------------  -------------  -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING
      FROM OPERATIONS ............................   $158,775,235  $   41,843,989  $     95,425,687  $  68,414,888  $  40,354,762
                                                     ============  ==============  ================  =============  =============

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     CALIFORNIA TAX-FREE
                                                                                                      MONEY MARKET FUND
                                                                                            --------------------------------------
                                                                                             FOR THE SIX MONTHS            FOR THE
                                                                                            ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                               2005 (UNAUDITED)     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................................   $     2,779,262,878   $  2,630,173,391
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            24,675,988         20,705,802
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................                46,404             43,043
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................            24,722,392         20,748,845
                                                                                            -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................................           (20,465,080)       (17,377,220)
     ADMINISTRATOR CLASS ................................................................                   N/A                N/A
     INSTITUTIONAL CLASS ................................................................                   N/A                N/A
     SERVICE CLASS ......................................................................            (4,210,908)        (3,328,633)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                     0           (193,610)
     ADMINISTRATOR CLASS ................................................................                   N/A                N/A
     INSTITUTIONAL CLASS ................................................................                   N/A                N/A
     SERVICE CLASS ......................................................................                     0            (37,086)
                                                                                            -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................           (24,675,988)       (20,936,549)
                                                                                            -------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................         1,921,166,926      3,507,961,907
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................            18,427,856         15,629,406
   COST OF SHARES REDEEMED - CLASS A ....................................................        (2,105,927,753)    (3,363,212,712)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ............................................................................          (166,332,971)       160,378,601
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................                   N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................                   N/A                N/A
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ................................................................                   N/A                N/A
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................................                   N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................................                   N/A                N/A
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS ................................................................                   N/A                N/A
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............................................           540,048,113        899,858,046
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................................             2,762,307          2,327,260
   COST OF SHARES REDEEMED - SERVICE CLASS ..............................................          (468,234,106)      (913,286,716)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - SERVICE CLASS ......................................................................            74,576,314        (11,101,410)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - TOTAL ..............................................................................           (91,756,657)       149,277,191
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           (91,710,253)       149,089,487
                                                                                            -------------------   ----------------
ENDING NET ASSETS .......................................................................   $     2,687,552,625   $  2,779,262,878
                                                                                            ===================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................         1,921,166,926      3,507,961,907
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................            18,427,857         15,629,406
   SHARES REDEEMED - CLASS A ............................................................        (2,105,927,753)    (3,363,212,712)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................          (166,332,970)       160,378,601
                                                                                            -------------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................                   N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................                   N/A                N/A
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................                   N/A                N/A
                                                                                            -------------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................                   N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................................                   N/A                N/A
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................                   N/A                N/A
                                                                                            -------------------   ----------------
   SHARES SOLD - SERVICE CLASS ..........................................................           540,048,113        899,858,046
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................             2,762,307          2,327,260
   SHARES REDEEMED - SERVICE CLASS ......................................................          (468,234,107)      (913,286,716)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...........................            74,576,313        (11,101,410)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................................           (91,756,657)       149,277,191
                                                                                            -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $            (1,037)  $         (1,037)
                                                                                            ===================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                       CASH INVESTMENT
                                                                                                      MONEY MARKET FUND
                                                                                            --------------------------------------
                                                                                             FOR THE SIX MONTHS            FOR THE
                                                                                            ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                               2005 (UNAUDITED)     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................................   $    13,497,300,928   $ 14,593,000,107
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           187,124,258        192,660,989
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................                12,535           (451,405)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           187,136,793        192,209,584
                                                                                            -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................................                   N/A                N/A
     ADMINISTRATOR CLASS ................................................................           (10,816,496)        (8,209,453)
     INSTITUTIONAL CLASS ................................................................           (85,242,447)       (89,816,669)
     SERVICE CLASS ......................................................................           (91,065,317)       (94,634,866)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                   N/A                N/A
     ADMINISTRATOR CLASS ................................................................                     0             (3,193)
     INSTITUTIONAL CLASS ................................................................                     0            (34,933)
     SERVICE CLASS ......................................................................                     0            (36,808)
                                                                                            -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (187,124,260)      (192,735,922)
                                                                                            -------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................                   N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................                   N/A                N/A
   COST OF SHARES REDEEMED - CLASS A ....................................................                   N/A                N/A
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ............................................................................                   N/A                N/A
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................         2,708,028,639      3,944,391,222
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................             8,879,523          7,392,358
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................        (2,379,196,668)    (3,613,607,458)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ................................................................           337,711,494        338,176,122
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................................        18,470,886,836     97,750,620,446
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................................            47,340,726         45,054,692
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................................       (18,830,486,243)   (97,636,401,094)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS ................................................................          (312,258,681)       159,274,044
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............................................        13,895,929,599     28,677,324,345
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................................            50,573,200         54,692,371
   COST OF SHARES REDEEMED - SERVICE CLASS ..............................................       (15,049,334,532)   (30,324,639,723)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - SERVICE CLASS ......................................................................        (1,102,831,733)    (1,592,623,007)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - TOTAL ..............................................................................        (1,077,378,920)    (1,095,172,841)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................        (1,077,366,387)    (1,095,699,179)
                                                                                            -------------------   ----------------
ENDING NET ASSETS .......................................................................   $    12,419,934,541   $ 13,497,300,928
                                                                                            ===================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................                   N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................                   N/A                N/A
   SHARES REDEEMED - CLASS A ............................................................                   N/A                N/A
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................                   N/A                N/A
                                                                                            -------------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................         2,708,028,638      3,944,391,222
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................             8,879,523          7,392,358
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................        (2,379,196,668)    (3,613,607,458)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................           337,711,493        338,176,122
                                                                                            -------------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................................        18,470,886,836     97,750,620,446
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................            47,340,726         45,054,693
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................................       (18,830,486,243)   (97,636,401,094)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................          (312,258,681)       159,274,045
                                                                                            -------------------   ----------------
   SHARES SOLD - SERVICE CLASS ..........................................................        13,895,929,599     28,677,324,345
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................            50,573,200         54,692,371
   SHARES REDEEMED - SERVICE CLASS ......................................................       (15,049,334,533)   (30,324,639,723)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...........................        (1,102,831,734)    (1,592,623,007)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................................        (1,077,378,922)    (1,095,172,840)
                                                                                            -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $            (7,754)  $         (7,752)
                                                                                            ===================   ================

                                                                                                         GOVERNMENT
                                                                                                      MONEY MARKET FUND
                                                                                            --------------------------------------
                                                                                             FOR THE SIX MONTHS            FOR THE
                                                                                            ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                               2005 (UNAUDITED)     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................................   $    10,359,039,186   $  6,765,162,199
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................           158,775,235        133,906,897
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................                     0             12,629
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           158,775,235        133,919,526
                                                                                            -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................................            (9,164,320)        (5,344,390)
     ADMINISTRATOR CLASS ................................................................           (10,846,854)        (7,359,497)
     INSTITUTIONAL CLASS ................................................................           (65,680,270)       (53,296,190)
     SERVICE CLASS ......................................................................           (73,083,792)       (67,906,820)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                     0               (753)
     ADMINISTRATOR CLASS ................................................................                     0             (1,037)
     INSTITUTIONAL CLASS ................................................................                     0             (7,510)
     SERVICE CLASS ......................................................................                     0             (9,568)
                                                                                            -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................          (158,775,236)      (133,925,765)
                                                                                            -------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................           710,614,036        665,433,163
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................             8,900,011          5,244,228
   COST OF SHARES REDEEMED - CLASS A ....................................................          (408,905,926)      (469,014,824)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ............................................................................           310,608,121        201,662,567
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................         3,078,206,275      6,726,797,286
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................             8,821,720          3,947,147
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................        (2,944,043,257)    (6,294,511,632)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ................................................................           142,984,738        436,232,801
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................................        21,114,331,507     35,402,384,904
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................................            24,576,820         14,119,050
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................................       (20,729,350,193)   (32,923,357,239)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS ................................................................           409,558,134      2,493,146,715
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............................................        18,995,183,033     37,225,402,698
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................................             8,090,288          9,082,897
   COST OF SHARES REDEEMED - SERVICE CLASS ..............................................       (19,314,020,107)   (36,771,644,452)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS - SERVICE
   CLASS ................................................................................          (310,746,786)       462,841,143
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - TOTAL ..............................................................................           552,404,207      3,593,883,226
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           552,404,206      3,593,876,987
                                                                                            -------------------   ----------------
ENDING NET ASSETS .......................................................................   $    10,911,443,392   $ 10,359,039,186
                                                                                            ===================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................           710,614,036        665,433,163
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................             8,900,011          5,244,228
   SHARES REDEEMED - CLASS A ............................................................          (408,905,925)      (469,014,824)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................           310,608,122        201,662,567
                                                                                            -------------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................         3,078,206,274      6,726,797,286
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................             8,821,720          3,947,147
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................        (2,944,043,257)    (6,294,511,632)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................           142,984,737        436,232,801
                                                                                            -------------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................................        21,114,331,507     35,402,384,904
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................            24,576,820         14,119,050
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................................       (20,729,350,194)   (32,923,357,239)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................           409,558,133      2,493,146,715
                                                                                            -------------------   ----------------
   SHARES SOLD - SERVICE CLASS ..........................................................        18,995,183,032     37,225,402,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................             8,090,289          9,082,897
   SHARES REDEEMED - SERVICE CLASS ......................................................       (19,314,020,107)   (36,771,644,452)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...........................          (310,746,786)       462,841,143
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................................           552,404,206      3,593,883,226
                                                                                            -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $            31,017   $         31,018
                                                                                            ===================   ================

                                                                                                      NATIONAL TAX-FREE
                                                                                                      MONEY MARKET FUND
                                                                                            --------------------------------------
                                                                                             FOR THE SIX MONTHS            FOR THE
                                                                                            ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                               2005 (UNAUDITED)     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................................   $     2,940,166,170   $  2,186,314,686
OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            41,527,691         25,812,613
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................               316,298            (42,034)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................            41,843,989         25,770,579
                                                                                            -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................................            (6,900,406)        (5,491,503)
     ADMINISTRATOR CLASS ................................................................            (7,357,902)               N/A
     INSTITUTIONAL CLASS ................................................................           (13,839,545)        (8,196,846)
     SERVICE CLASS ......................................................................           (13,429,836)       (12,124,264)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                     0            (78,320)
     ADMINISTRATOR CLASS ................................................................                   N/A                N/A
     INSTITUTIONAL CLASS ................................................................                     0           (116,904)
     SERVICE CLASS ......................................................................                     0           (172,918)
                                                                                            -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................           (41,527,689)       (26,180,755)
                                                                                            -------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................           936,905,824      1,518,234,814
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................             6,750,568          5,512,460
   COST OF SHARES REDEEMED - CLASS A ....................................................          (858,289,478)    (1,432,897,857)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - CLASS A ............................................................................            85,366,914         90,849,417
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................         2,202,045,801                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................             6,881,261                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................        (1,597,773,212)               N/A
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - ADMINISTRATOR CLASS ................................................................           611,153,850                N/A
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................................         4,753,669,380      6,349,839,660
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................................             6,155,455          4,396,109
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................................        (4,993,060,119)    (5,624,007,925)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - INSTITUTIONAL CLASS ................................................................          (233,235,284)       730,227,844
                                                                                            -------------------   ----------------
   PROCEEDS FROM SHARES SOLD - SERVICE CLASS ............................................         1,857,578,835      2,722,964,422
   REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ........................................             5,430,708          4,566,856
   COST OF SHARES REDEEMED - SERVICE CLASS ..............................................        (1,843,857,900)    (2,794,346,879)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - SERVICE CLASS ......................................................................            19,151,643        (66,815,601)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
   - TOTAL ..............................................................................           482,437,123        754,261,660
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           482,753,423        753,851,484
                                                                                            -------------------   ----------------
ENDING NET ASSETS .......................................................................   $     3,422,919,593   $  2,940,166,170
                                                                                            ===================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A ................................................................           936,905,824      1,518,234,814
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .............................             6,750,568          5,512,459
   SHARES REDEEMED - CLASS A ............................................................          (858,289,478)    (1,432,897,857)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A .................................            85,366,914         90,849,416
                                                                                            -------------------   ----------------
   SHARES SOLD - ADMINISTRATOR CLASS ....................................................         2,202,023,328                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS .................             6,881,261                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS ................................................        (1,597,773,212)               N/A
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................           611,131,377                N/A
                                                                                            -------------------   ----------------
   SHARES SOLD - INSTITUTIONAL CLASS ....................................................         4,753,669,380      6,349,839,660
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .................             6,155,455          4,396,109
   SHARES REDEEMED - INSTITUTIONAL CLASS ................................................        (4,993,060,119)    (5,624,007,925)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS .....................          (233,235,284)       730,227,844
                                                                                            -------------------   ----------------
   SHARES SOLD - SERVICE CLASS ..........................................................         1,857,578,835      2,722,964,590
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS .......................             5,430,708          4,566,856
   SHARES REDEEMED - SERVICE CLASS ......................................................        (1,843,857,899)    (2,794,346,879)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ...........................            19,151,644        (66,815,433)
                                                                                            -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................................           482,414,651        754,261,827
                                                                                            -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................   $                 2   $              0
                                                                                            ===================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS     STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                 PRIME INVESTMENT
                                                                                                MONEY MARKET FUND
                                                                                      --------------------------------------
                                                                                       FOR THE SIX MONTHS            FOR THE
                                                                                      ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                         2005 (UNAUDITED)     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .............................................................  $     4,087,156,755   $  2,552,031,912
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .....................................................           95,424,687         46,483,924
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................................                1,000            (24,823)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................           95,425,687         46,459,101
                                                                                      -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ........................................................................                  N/A                N/A
    INSTITUTIONAL CLASS ............................................................          (64,143,503)       (22,300,314)
    SERVICE CLASS ..................................................................          (31,281,186)       (24,183,613)
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ........................................................................                  N/A                N/A
    INSTITUTIONAL CLASS ............................................................                    0               (316)
    SERVICE CLASS ..................................................................                    0               (342)
                                                                                      -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................          (95,424,689)       (46,484,585)
                                                                                      -------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ..............................................                  N/A                N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................................                  N/A                N/A
  COST OF SHARES REDEEMED - CLASS A ................................................                  N/A                N/A
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
  - CLASS A ........................................................................                  N/A                N/A
                                                                                      -------------------   ----------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................................       11,014,192,843     14,890,595,321
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............................           12,137,807          6,205,711
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................................       (9,616,167,725)   (12,711,599,322)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ..............................................................        1,410,162,925      2,185,201,710
                                                                                      -------------------   ----------------
  PROCEEDS FROM SHARES SOLD - SERVICE CLASS ........................................       82,101,412,335     89,829,820,847
  REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ....................................              540,175            955,492
  COST OF SHARES REDEEMED - SERVICE CLASS ..........................................      (81,277,555,030)   (90,480,827,722)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
  - SERVICE CLASS ..................................................................          824,397,480       (650,051,383)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....        2,234,560,405      1,535,150,327
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................................        2,234,561,403      1,535,124,843
                                                                                      -------------------   ----------------
ENDING NET ASSETS ..................................................................  $     6,321,718,158   $  4,087,156,755
                                                                                      ===================   ================
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ............................................................                  N/A                N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................                  N/A                N/A
  SHARES REDEEMED - CLASS A ........................................................                  N/A                N/A
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................                  N/A                N/A
                                                                                      -------------------   ----------------
  SHARES SOLD - INSTITUTIONAL CLASS ................................................       11,014,192,841     14,890,595,321
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............           12,137,807          6,205,711
  SHARES REDEEMED - INSTITUTIONAL CLASS ............................................       (9,616,167,725)   (12,711,599,322)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................        1,410,162,923      2,185,201,710
                                                                                      -------------------   ----------------
  SHARES SOLD - SERVICE CLASS ......................................................       82,101,412,335     89,829,820,847
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...................              540,175            955,491
  SHARES REDEEMED - SERVICE CLASS ..................................................      (81,277,555,031)   (90,480,827,722)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................          824,397,479       (650,051,384)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .....................................................................        2,234,560,402      1,535,150,326
                                                                                      -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................  $                (1)  $              1
                                                                                      ===================   ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS     WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                                                                   TREASURY PLUS
                                                                                                 MONEY MARKET FUND
                                                                                      --------------------------------------
                                                                                       FOR THE SIX MONTHS            FOR THE
                                                                                      ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                         2005 (UNAUDITED)     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .............................................................  $     4,971,385,295   $  5,747,241,499
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .....................................................           68,383,834         55,981,315
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................................               31,054           (163,649)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................           68,414,888         55,817,666
                                                                                      -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ........................................................................          (34,530,299)       (24,276,293)
    INSTITUTIONAL CLASS ............................................................          (19,565,325)       (19,346,848)
    SERVICE CLASS ..................................................................          (14,288,211)       (12,358,177)
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ........................................................................                    0             (1,993)
    INSTITUTIONAL CLASS ............................................................                    0             (1,588)
    SERVICE CLASS ..................................................................                    0             (1,015)
                                                                                      -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................          (68,383,835)       (55,985,914)
                                                                                      -------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ..............................................        6,596,879,441     10,429,884,979
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................................           10,911,927          7,427,144
  COST OF SHARES REDEEMED - CLASS A ................................................       (6,201,937,718)   (10,398,131,297)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
  - CLASS A ........................................................................          405,853,650         39,180,826
                                                                                      -------------------   ----------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................................        9,986,691,153     30,679,921,452
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............................            7,121,009          5,919,568
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................................       (9,811,147,078)   (31,381,603,066)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ..............................................................          182,665,084       (695,762,046)
                                                                                      -------------------   ----------------
  PROCEEDS FROM SHARES SOLD - SERVICE CLASS ........................................        7,029,929,057     18,558,403,584
  REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ....................................            1,934,847          1,815,019
  COST OF SHARES REDEEMED - SERVICE CLASS ..........................................       (7,177,755,168)   (18,679,325,339)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
  - SERVICE CLASS ..................................................................         (145,891,264)      (119,106,736)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          442,627,470       (775,687,956)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................................          442,658,523       (775,856,204)
                                                                                      -------------------   ----------------
ENDING NET ASSETS ..................................................................  $     5,414,043,818   $  4,971,385,295
                                                                                      ===================   ================
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ............................................................        6,596,879,441     10,429,884,979
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................           10,911,927          7,427,144
  SHARES REDEEMED - CLASS A ........................................................       (6,201,937,719)   (10,398,131,297)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................          405,853,649         39,180,826
                                                                                      -------------------   ----------------
  SHARES SOLD - INSTITUTIONAL CLASS ................................................        9,986,691,153     30,679,921,450
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............            7,121,009          5,919,568
  SHARES REDEEMED - INSTITUTIONAL CLASS ............................................       (9,811,147,078)   (31,381,603,066)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................          182,665,084       (695,762,048)
                                                                                      -------------------   ----------------
  SHARES SOLD - SERVICE CLASS ......................................................        7,029,929,057     18,558,403,584
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...................            1,934,847          1,815,019
  SHARES REDEEMED - SERVICE CLASS ..................................................       (7,177,755,168)   (18,679,325,339)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................         (145,891,264)      (119,106,736)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .....................................................................          442,627,469       (775,687,958)
                                                                                      -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................  $               643   $            644
                                                                                      ===================   ================

                                                                                                   100% TREASURY
                                                                                                 MONEY MARKET FUND
                                                                                      --------------------------------------
                                                                                       FOR THE SIX MONTHS            FOR THE
                                                                                      ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                         2005 (UNAUDITED)     MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS .............................................................  $     3,192,222,434   $  3,140,902,133
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .....................................................           40,428,428         34,956,971
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ..........................................              (73,666)               999
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................           40,354,762         34,957,970
                                                                                      -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ........................................................................           (2,070,238)        (1,554,213)
    INSTITUTIONAL CLASS ............................................................                  N/A                N/A
    SERVICE CLASS ..................................................................          (38,358,191)       (33,402,758)
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ........................................................................                    0             (3,210)
    INSTITUTIONAL CLASS ............................................................                  N/A                N/A
    SERVICE CLASS ..................................................................                    0            (68,994)
                                                                                      -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................................................          (40,428,429)       (35,029,175)
                                                                                      -------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ..............................................          243,706,040        319,141,466
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ..........................................            2,030,227          1,544,672
  COST OF SHARES REDEEMED - CLASS A ................................................         (240,096,955)      (323,331,614)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
  - CLASS A ........................................................................            5,639,312         (2,645,476)
                                                                                      -------------------   ----------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ..................................                  N/A                N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..............................                  N/A                N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ....................................                  N/A                N/A
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INSTITUTIONAL CLASS ..............................................................                  N/A                N/A
                                                                                      -------------------   ----------------
  PROCEEDS FROM SHARES SOLD - SERVICE CLASS ........................................       10,146,374,453     17,521,081,934
  REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ....................................            5,796,393          4,347,987
  COST OF SHARES REDEEMED - SERVICE CLASS ..........................................       (9,874,472,421)   (17,471,392,939)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS
  - SERVICE CLASS ..................................................................          277,698,425         54,036,982
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ....          283,337,737         51,391,506
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ..............................................          283,264,070         51,320,301
                                                                                      -------------------   ----------------
ENDING NET ASSETS ..................................................................  $     3,475,486,504   $  3,192,222,434
                                                                                      ===================   ================
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - CLASS A ............................................................          243,706,040        319,141,466
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A .........................            2,030,228          1,544,672
  SHARES REDEEMED - CLASS A ........................................................         (240,096,955)      (323,331,614)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................            5,639,313         (2,645,476)
                                                                                      -------------------   ----------------
  SHARES SOLD - INSTITUTIONAL CLASS ................................................                  N/A                N/A
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS .............                  N/A                N/A
  SHARES REDEEMED - INSTITUTIONAL CLASS ............................................                  N/A                N/A
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................                  N/A                N/A
                                                                                      -------------------   ----------------
  SHARES SOLD - SERVICE CLASS ......................................................       10,146,374,453     17,521,081,937
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - SERVICE CLASS ...................            5,796,393          4,347,987
  SHARES REDEEMED - SERVICE CLASS ..................................................       (9,874,472,422)   (17,471,392,939)
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - SERVICE CLASS ......................          277,698,424         54,036,985
                                                                                      -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
  TRANSACTIONS .....................................................................          283,337,737         51,391,509
                                                                                      -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................  $           172,888   $        172,889
                                                                                      ===================   ================

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                           BEGINNING                           AND   DISTRIBUTIONS
                                                           NET ASSET          NET       UNREALIZED        FROM NET
                                                           VALUE PER   INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                               SHARE       INCOME      INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......        $1.00         0.01             0.00           (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .......................        $1.00         0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .......................        $1.00         0.03             0.00           (0.03)

CASH INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......        $1.00         0.01             0.00           (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .......................        $1.00         0.01             0.00           (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 ....................        $1.00         0.01             0.00           (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......        $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .......................        $1.00         0.02             0.00           (0.02)
APRIL 1, 2003 TO MARCH 31, 2004 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .......................        $1.00         0.02             0.00           (0.02)
APRIL 1, 2001 TO MARCH 31, 2002 .......................        $1.00         0.03             0.00           (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .......................        $1.00         0.06             0.00           (0.06)

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......        $1.00         0.01             0.00           (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .......................        $1.00         0.03             0.00           (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 .......................        $1.00         0.06             0.00           (0.06)

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......        $1.00         0.01             0.00           (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .......................        $1.00         0.01             0.00           (0.01)
JULY 31, 2003(3) TO MARCH 31, 2004 ....................        $1.00         0.01             0.00           (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......        $1.00         0.02             0.00           (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 .......................        $1.00         0.02             0.00           (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 ....................        $1.00         0.01             0.00           (0.01)

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......        $1.00         0.01             0.00           (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .......................        $1.00         0.03             0.00           (0.03)
APRIL 1, 2000 TO MARCH 31, 2001                                $1.00         0.05             0.00           (0.05)

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 (UNAUDITED) ...        $1.00         0.01             0.00           (0.01)

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......        $1.00         0.01             0.00           (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 .......................        $1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 .......................        $1.00         0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 .......................        $1.00         0.04             0.00           (0.04)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                          DISTRIBUTIONS     ENDING    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                               FROM NET  NET ASSET  -----------------------------------------------
                                                               REALIZED  VALUE PER  NET INVESTMENT      GROSS   EXPENSES        NET
                                                                  GAINS      SHARE          INCOME   EXPENSES     WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......            0.00      $1.00           1.98%      0.74%    (0.29)%      0.45%
APRIL 1, 2004 TO MARCH 31, 2005 .......................            0.00      $1.00           1.00%      0.66%    (0.21)%      0.45%
APRIL 1, 2003 TO MARCH 31, 2004 .......................            0.00      $1.00           0.56%      0.50%    (0.05)%      0.45%
APRIL 1, 2002 TO MARCH 31, 2003 .......................            0.00      $1.00           0.90%      0.50%    (0.05)%      0.45%
APRIL 1, 2001 TO MARCH 31, 2002 .......................            0.00      $1.00           1.62%      0.49%    (0.04)%      0.45%
APRIL 1, 2000 TO MARCH 31, 2001 .......................            0.00      $1.00           3.10%      0.57%    (0.12)%      0.45%

CASH INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......            0.00      $1.00           2.91%      0.37%    (0.02)%      0.35%
APRIL 1, 2004 TO MARCH 31, 2005 .......................            0.00      $1.00           1.57%      0.37%    (0.02)%      0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 ....................            0.00      $1.00           0.79%      0.39%    (0.04)%      0.35%

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......            0.00      $1.00           3.03%      0.25%    (0.05)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 .......................            0.00      $1.00           1.61%      0.26%    (0.06)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 .......................            0.00      $1.00           0.97%      0.26%    (0.04)%      0.22%
APRIL 1, 2002 TO MARCH 31, 2003 .......................            0.00      $1.00           1.52%      0.28%    (0.03)%      0.25%
APRIL 1, 2001 TO MARCH 31, 2002 .......................            0.00      $1.00           3.14%      0.28%    (0.03)%      0.25%
APRIL 1, 2000 TO MARCH 31, 2001 .......................            0.00      $1.00           6.16%      0.31%    (0.06)%      0.25%

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......            0.00      $1.00           2.72%      0.54%    (0.04)%      0.50%
APRIL 1, 2004 TO MARCH 31, 2005 .......................            0.00      $1.00           1.26%      0.55%    (0.05)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 .......................            0.00      $1.00           0.70%      0.55%    (0.06)%      0.49%
APRIL 1, 2002 TO MARCH 31, 2003 .......................            0.00      $1.00           1.31%      0.54%    (0.06)%      0.48%
APRIL 1, 2001 TO MARCH 31, 2002 .......................            0.00      $1.00           2.91%      0.54%    (0.06)%      0.48%
APRIL 1, 2000 TO MARCH 31, 2001 .......................            0.00      $1.00           5.94%      0.54%    (0.06)%      0.48%

GOVERNMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......            0.00      $1.00           2.87%      0.37%    (0.02)%      0.35%
APRIL 1, 2004 TO MARCH 31, 2005 .......................            0.00      $1.00           1.59%      0.38%    (0.03)%      0.35%
JULY 31, 2003(3) TO MARCH 31, 2004 ....................            0.00      $1.00           0.75%      0.37%    (0.02)%      0.35%

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......            0.00      $1.00           3.02%      0.25%    (0.05)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 .......................            0.00      $1.00           1.66%      0.26%    (0.06)%      0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 ....................            0.00      $1.00           0.90%      0.25%    (0.05)%      0.20%

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......            0.00      $1.00           2.71%      0.54%    (0.04)%      0.50%
APRIL 1, 2004 TO MARCH 31, 2005 .......................            0.00      $1.00           1.26%      0.55%    (0.05)%      0.50%
APRIL 1, 2003 TO MARCH 31, 2004 .......................            0.00      $1.00           0.65%      0.55%    (0.05)%      0.50%
APRIL 1, 2002 TO MARCH 31, 2003 .......................            0.00      $1.00           1.24%      0.54%    (0.04)%      0.50%
APRIL 1, 2001 TO MARCH 31, 2002 .......................            0.00      $1.00           2.67%      0.52%    (0.02)%      0.50%
APRIL 1, 2000 TO MARCH 31, 2001 .......................            0.00      $1.00           5.79%      0.56%    (0.06)%      0.50%

NATIONAL TAX-FREE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 (UNAUDITED) ...            0.00      $1.00           2.21%      0.38%    (0.08)%      0.30%

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......            0.00      $1.00           2.29%      0.26%    (0.06)%      0.20%
APRIL 1, 2004 TO MARCH 31, 2005 .......................            0.00      $1.00           1.37%      0.26%    (0.06)%      0.20%
APRIL 1, 2003 TO MARCH 31, 2004 .......................            0.00      $1.00           0.82%      0.26%    (0.04)%      0.22%
APRIL 1, 2002 TO MARCH 31, 2003 .......................            0.00      $1.00           1.23%      0.29%     0.00%       0.29%
APRIL 1, 2001 TO MARCH 31, 2002 .......................            0.00      $1.00           2.05%      0.38%    (0.08)%      0.30%
APRIL 1, 2000 TO MARCH 31, 2001 .......................            0.00      $1.00           3.86%      0.37%    (0.07)%      0.30%

                                                                        NET ASSETS AT
                                                              TOTAL     END OF PERIOD
                                                          RETURN(2)   (000'S OMITTED)
-------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET FUND

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......       1.00%    $      430,676
APRIL 1, 2004 TO MARCH 31, 2005 .......................       0.99%    $      356,093
APRIL 1, 2003 TO MARCH 31, 2004 .......................       0.56%    $      367,216
APRIL 1, 2002 TO MARCH 31, 2003 .......................       0.93%    $      304,422
APRIL 1, 2001 TO MARCH 31, 2002 .......................       1.75%    $      262,866
APRIL 1, 2000 TO MARCH 31, 2001 .......................       3.20%    $      150,149

CASH INVESTMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......       1.45%    $      956,998
APRIL 1, 2004 TO MARCH 31, 2005 .......................       1.45%    $      619,286
JULY 31, 2003(3) TO MARCH 31, 2004 ....................       0.53%    $      281,124

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......       1.53%    $    5,686,130
APRIL 1, 2004 TO MARCH 31, 2005 .......................       1.60%    $    5,998,383
APRIL 1, 2003 TO MARCH 31, 2004 .......................       0.98%    $    5,839,329
APRIL 1, 2002 TO MARCH 31, 2003 .......................       1.54%    $    5,175,328
APRIL 1, 2001 TO MARCH 31, 2002 .......................       3.28%    $    5,478,005
APRIL 1, 2000 TO MARCH 31, 2001 .......................       6.38%    $    3,332,149

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......       1.37%    $    5,776,806
APRIL 1, 2004 TO MARCH 31, 2005 .......................       1.30%    $    6,879,632
APRIL 1, 2003 TO MARCH 31, 2004 .......................       0.70%    $    8,472,548
APRIL 1, 2002 TO MARCH 31, 2003 .......................       1.31%    $   10,590,565
APRIL 1, 2001 TO MARCH 31, 2002 .......................       3.05%    $   13,345,951
APRIL 1, 2000 TO MARCH 31, 2001 .......................       6.14%    $   12,307,775

GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......       1.44%    $      739,725
APRIL 1, 2004 TO MARCH 31, 2005 .......................       1.41%    $      596,740
JULY 31, 2003(3) TO MARCH 31, 2004 ....................       0.50%    $      160,507

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......       1.51%    $    4,374,412
APRIL 1, 2004 TO MARCH 31, 2005 .......................       1.57%    $    3,964,854
JULY 28, 2003(3) TO MARCH 31, 2004 ....................       0.61%    $    1,471,711

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......       1.36%    $    4,919,866
APRIL 1, 2004 TO MARCH 31, 2005 .......................       1.26%    $    5,230,613
APRIL 1, 2003 TO MARCH 31, 2004 .......................       0.65%    $    4,767,774
APRIL 1, 2002 TO MARCH 31, 2003 .......................       1.27%    $    4,837,603
APRIL 1, 2001 TO MARCH 31, 2002 .......................       2.86%    $    5,752,411
APRIL 1, 2000 TO MARCH 31, 2001 .......................       5.97%    $    3,181,143

NATIONAL TAX-FREE MONEY MARKET FUND
-------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 (UNAUDITED) ...       1.05%    $      611,208

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .......       1.15%    $      799,099
APRIL 1, 2004 TO MARCH 31, 2005 .......................       1.27%    $    1,032,250
APRIL 1, 2003 TO MARCH 31, 2004 .......................       0.85%    $      302,140
APRIL 1, 2002 TO MARCH 31, 2003 .......................       1.23%    $      126,969
APRIL 1, 2001 TO MARCH 31, 2002 .......................       2.20%    $      138,179
APRIL 1, 2000 TO MARCH 31, 2001 .......................       3.93%    $       65,265

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                              BEGINNING                         AND  DISTRIBUTIONS
                                                              NET ASSET         NET      UNREALIZED       FROM NET
                                                              VALUE PER  INVESTMENT  GAIN (LOSS) ON     INVESTMENT
                                                                  SHARE      INCOME     INVESTMENTS         INCOME
------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND (CONTINUED)

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........       $1.00        0.01            0.00         (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...........................       $1.00        0.02            0.00         (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...........................       $1.00        0.04            0.00         (0.04)

PRIME INVESTMENT MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........       $1.00        0.02            0.00         (0.02)
APRIL 1, 2004 TO MARCH 31, 2005 ...........................       $1.00        0.02            0.00         (0.02)
JULY 28, 2003(3) TO MARCH 31, 2004 ........................       $1.00        0.01            0.00         (0.01)

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........       $1.00        0.01            0.00         (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...........................       $1.00        0.03            0.00         (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...........................       $1.00        0.06            0.00         (0.06)

TREASURY PLUS MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........       $1.00        0.01            0.00         (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...........................       $1.00        0.03            0.00         (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...........................       $1.00        0.06            0.00         (0.06)

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........       $1.00        0.01            0.00         (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...........................       $1.00        0.03            0.00         (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...........................       $1.00        0.06            0.00         (0.06)

100% TREASURY MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........       $1.00        0.01            0.00         (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2002 TO MARCH 31, 2003 ...........................       $1.00        0.01            0.00         (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...........................       $1.00        0.03            0.00         (0.03)
APRIL 1, 2000 TO MARCH 31, 2001 ...........................       $1.00        0.05            0.00         (0.05)

FINANCIAL HIGHLIGHTS                    WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

                                                             DISTRIBUTIONS     ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                  FROM NET  NET ASSET  --------------------------------------------
                                                                  REALIZED  VALUE PER  NET INVESTMENT     GROSS  EXPENSES       NET
                                                                     GAINS      SHARE          INCOME  EXPENSES    WAIVED  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND (CONTINUED)

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED)                       0.00      $1.00           2.03%     0.55%   (0.10)%     0.45%
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           0.00      $1.00           1.01%     0.55%   (0.10)%     0.45%
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.00      $1.00           0.62%     0.55%   (0.10)%     0.45%
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           0.00      $1.00           1.06%     0.55%   (0.10)%     0.45%
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           0.00      $1.00           1.96%     0.54%   (0.09)%     0.45%
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           0.00      $1.00           3.68%     0.56%   (0.11)%     0.45%

PRIME INVESTMENT MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           0.00      $1.00           3.10%     0.26%   (0.06)%     0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           0.00      $1.00           1.87%     0.26%   (0.06)%     0.20%
JULY 28, 2003(3) TO MARCH 31, 2004 ........................           0.00      $1.00           0.89%     0.25%   (0.05)%     0.20%

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           0.00      $1.00           2.77%     0.55%    0.00%      0.55%
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           0.00      $1.00           1.20%     0.55%    0.00%      0.55%
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.00      $1.00           0.59%     0.55%   (0.01)%     0.54%
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           0.00      $1.00           1.14%     0.55%    0.00%      0.55%
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           0.00      $1.00           2.64%     0.55%    0.00%      0.55%
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           0.00      $1.00           5.72%     0.63%   (0.08)%     0.55%

TREASURY PLUS MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           0.00      $1.00           2.93%     0.26%   (0.06)%     0.20%
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           0.00      $1.00           1.39%     0.27%   (0.07)%     0.20%
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.00      $1.00           0.88%     0.26%   (0.06)%     0.20%
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           0.00      $1.00           1.38%     0.29%   (0.08)%     0.21%
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           0.00      $1.00           2.78%     0.29%   (0.08)%     0.21%
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           0.00      $1.00           5.88%     0.30%   (0.05)%     0.25%

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           0.00      $1.00           2.60%     0.55%   (0.05)%     0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           0.00      $1.00           1.12%     0.56%   (0.06)%     0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.00      $1.00           0.60%     0.55%   (0.06)%     0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           0.00      $1.00           1.18%     0.55%   (0.09)%     0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           0.00      $1.00           2.54%     0.53%   (0.07)%     0.46%
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           0.00      $1.00           5.64%     0.55%   (0.09)%     0.46%

100% TREASURY MONEY MARKET FUND
-----------------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           0.00      $1.00           2.49%     0.73%   (0.23)%     0.50%
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           0.00      $1.00           1.12%     0.68%   (0.18)%     0.50%
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.00      $1.00           0.52%     0.55%   (0.06)%     0.49%
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           0.00      $1.00           1.12%     0.55%   (0.09)%     0.46%
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           0.00      $1.00           2.53%     0.55%   (0.09)%     0.46%
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           0.00      $1.00           5.41%     0.55%   (0.09)%     0.46%

                                                                               NET ASSETS AT
                                                                     TOTAL     END OF PERIOD
                                                                  RETURN(2)  (000'S OMITTED)
--------------------------------------------------------------------------------------------
NATIONAL TAX-FREE MONEY MARKET FUND (CONTINUED)

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED)                       1.02%      $ 1,214,781
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           1.02%      $ 1,195,511
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.62%      $ 1,262,512
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           1.07%      $ 1,401,583
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           2.05%      $ 1,433,976
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           3.78%      $ 1,183,279

PRIME INVESTMENT MONEY MARKET FUND
--------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           1.54%      $ 4,681,215
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           1.58%      $ 3,271,052
JULY 28, 2003(3) TO MARCH 31, 2004 ........................           0.60%      $ 1,085,856
SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           1.37%      $ 1,640,503
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           1.22%      $   816,105
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.60%      $ 1,466,176
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           1.14%      $ 1,818,364
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           2.80%      $ 2,006,493
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           6.02%      $ 1,678,432

TREASURY PLUS MONEY MARKET FUND
--------------------------------------------------------------------------------------------

INSTITUTIONAL CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           1.47%      $ 1,451,307
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           1.48%      $ 1,268,636
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.88%      $ 1,964,435
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           1.45%      $ 1,565,864
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           2.97%      $   905,766
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           6.05%      $   415,965

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           1.32%      $ 1,059,911
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           1.17%      $ 1,205,795
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.60%      $ 1,324,943
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           1.20%      $ 1,207,609
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           2.73%      $ 1,158,202
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           5.83%      $ 1,050,508

100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------------------

SERVICE CLASS
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...........           1.24%      $ 3,309,619
APRIL 1, 2004 TO MARCH 31, 2005 ...........................           1.11%      $ 3,031,989
APRIL 1, 2003 TO MARCH 31, 2004 ...........................           0.53%      $ 2,978,019
APRIL 1, 2002 TO MARCH 31, 2003 ...........................           1.15%      $ 2,725,643
APRIL 1, 2001 TO MARCH 31, 2002 ...........................           2.68%      $ 2,501,888
APRIL 1, 2000 TO MARCH 31, 2001 ...........................           5.59%      $ 2,254,618

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

(2) Total return calculations would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund, and 100% Treasury Money Market Fund. Each Fund, except for the California Tax-Free Money Market Fund, is a diversified series of the Trust. The California Tax-Free Money Market Fund is a non-diversified series of the Trust.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                              Deferred Post-
Fund                                                       October Capital Loss

CALIFORNIA TAX-FREE MONEY MARKET FUND                             $ 97,616

CASH INVESTMENT MONEY MARKET FUND                                   13,083

NATIONAL TAX-FREE MONEY MARKET FUND                                 92,203

PRIME INVESTMENT MONEY MARKET FUND                                   3,111

TREASURY PLUS MONEY MARKET FUND                                     31,669

100% TREASURY MONEY MARKET FUND                                     76,364

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                      Advisory Fee                                                 Sub-Advisory Fee
                                                     (% of Average                                                   (% of Average
                              Average Daily            Daily Net                                  Average Daily        Daily Net
Fund                            Net Assets              Assets)             Sub-Adviser             Net Assets          Assets)

CALIFORNIA TAX-FREE              $0 - $999 million       0.300       Wells Capital Management    $0 - $1 billion          0.05
MONEY MARKET FUND       $1 billion - $4.99 billion       0.275           Incorporated               > $1 billion          0.04

                                   > $4.99 billion       0.250

CASH INVESTMENT                         All Levels        0.10       Wells Capital Management    $0 - $1 billion          0.05
MONEY MARKET FUND                                                          Incorporated             > $1 billion          0.04

GOVERNMENT                              All Levels        0.10       Wells Capital Management    $0 - $1 billion          0.05
MONEY MARKET FUND                                                          Incorporated             > $1 billion          0.04

NATIONAL TAX-FREE                       All Levels        0.10       Wells Capital Management    $0 - $1 billion          0.05
MONEY MARKET FUND                                                          Incorporated             > $1 billion          0.04

PRIME INVESTMENT                        All Levels        0.10       Wells Capital Management    $0 - $1 billion          0.05
MONEY MARKET FUND                                                          Incorporated             > $1 billion          0.04

TREASURY PLUS                           All Levels        0.10       Wells Capital Management    $0 - $1 billion          0.05
MONEY MARKET FUND                                                          Incorporated             > $1 billion          0.04

100% TREASURY                    $0 - $999 million       0.300       Wells Capital Management    $0 - $1 billion          0.05
MONEY MARKET FUND       $1 billion - $4.99 billion       0.275             Incorporated             > $1 billion          0.04

                                   > $4.99 billion       0.250

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                        WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:


                                                       Admin Fee
                      Average Daily                  (% of Average
                        Net Assets                 Daily Net Assets)

FUND LEVEL                    $0 - $4.99 billion          0.05
                      $5 billion - $9.99 billion          0.04
                                 > $9.99 billion          0.03

ADMINISTRATOR CLASS                                       0.10

INSTITUTIONAL CLASS                                       0.08

SERVICE CLASS                                             0.12

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                   % of Average Daily
                                                       Net Assets

ALL MONEY MARKET FUNDS                                    0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                      Administrator   Institutional   Service
Fund                                    Class A           Class           Class        Class
CALIFORNIA TAX-FREE MONEY MARKET FUND    0.25%             N/A             N/A          0.25%

CASH INVESTMENT MONEY MARKET FUND         N/A             0.10%           0.00%         0.25%

GOVERNMENT MONEY MARKET FUND             0.25%            0.10%           0.00%         0.25%

NATIONAL TAX-FREE MONEY MARKET FUND      0.25%            0.10%           0.00%         0.25%

PRIME INVESTMENT MONEY MARKET FUND        N/A              N/A            0.00%         0.25%

TREASURY PLUS MONEY MARKET FUND          0.25%             N/A            0.00%         0.25%

100% TREASURY MONEY MARKET FUND          0.25%             N/A             N/A          0.25%

For the six months ended September 30, 2005, shareholder servicing fees paid were as follows:

                                                      Administrator   Institutional    Service
Fund                                      Class A         Class           Class         Class
CALIFORNIA TAX-FREE MONEY MARKET FUND   $ 2,861,255          N/A           N/A        $ 530,907

CASH INVESTMENT MONEY MARKET FUND               N/A      371,885             0        8,363,780

GOVERNMENT MONEY MARKET FUND                880,572      377,904             0        6,750,619

NATIONAL TAX-FREE MONEY MARKET FUND         940,908      333,670             0        1,654,482

PRIME INVESTMENT MONEY MARKET FUND              N/A          N/A             0        2,824,838

TREASURY PLUS MONEY MARKET FUND           3,488,411          N/A             0        1,372,977

100% TREASURY MONEY MARKET FUND             222,854          N/A           N/A        3,857,985

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended September 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                        NET OPERATING EXPENSE RATIOS
                                        Administrator           Institutional          Service
Fund                                        Class                   Class               Class

CALIFORNIA TAX-FREE MONEY MARKET FUND        N/A                     N/A                0.45%

CASH INVESTMENT MONEY MARKET FUND           0.35%                   0.20%               0.50%

GOVERNMENT MONEY MARKET FUND                0.35%                   0.20%               0.50%

NATIONAL TAX-FREE MONEY MARKET FUND         0.30%                   0.20%               0.45%

PRIME INVESTMENT MONEY MARKET FUND           N/A                    0.20%               0.55%

TREASURY PLUS MONEY MARKET FUND              N/A                    0.20%               0.50%

100% TREASURY MONEY MARKET FUND              N/A                     N/A                0.50%

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                              POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE **    PAST FIVE YEARS                   OTHER DIRECTORSHIPS
Thomas S. Goho                Trustee, since 1987     Associate Professor of Finance,   None
63                                                    Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy.
-----------------------------------------------------------------------------------------------------------
Peter G. Gordon               Trustee, since 1998     Chairman, CEO, and Co-            None
63                            (Chairman, since 2005)  Founder of Crystal Geyser
                                                      Water Company and President
                                                      of Crystal Geyser Roxane Water
                                                      Company.
-----------------------------------------------------------------------------------------------------------
Richard M. Leach              Trustee, since 1987     Retired. Prior thereto,President  None
72                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).
-----------------------------------------------------------------------------------------------------------
Timothy J. Penny              Trustee, since 1996     Senior Counselor to the public    None
53                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
-----------------------------------------------------------------------------------------------------------
Donald C. Willeke             Trustee, since 1996     Principal of the law firm of      None
65                                                    Willeke & Daniels.
-----------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE ***

                              POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE **    PAST FIVE YEARS                   OTHER DIRECTORSHIPS
J. Tucker Morse               Trustee, since 1987     Private Investor/Real Estate      None
61                                                    Developer; Chairman of White
                                                      Point Capital, LLC.
-----------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                              POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                  LENGTH OF SERVICE       PAST FIVE YEARS                   OTHER DIRECTORSHIPS
Karla M. Rabusch              President, since 2003   Executive Vice President of       None
46                                                    Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo            Treasurer, since 2003   Senior Vice President of Wells    None
36                                                    Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
-----------------------------------------------------------------------------------------------------------
C. David Messman              Secretary, since 2000   Vice President and Managing       None
45                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC.
                                                      Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF
INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:
CALIFORNIA TAX-FREE MONEY MARKET FUND, CASH INVESTMENT MONEY MARKET FUND, GOVERNMENT MONEY MARKET FUND, NATIONAL TAX-FREE MONEY MARKET FUND,
PRIME INVESTMENT MONEY MARKET FUND, TREASURY PLUS MONEY MARKET FUND
AND 100% TREASURY MONEY MARKET FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Fund, Cash Investment Money Market Fund, Government Money Market Fund, National Tax-Free Money Market Fund, Prime Investment Money Market Fund, Treasury Plus Money Market Fund and 100% Treasury Money Market Fund (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of its Peer Group for most time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios of the Funds were lower than, or not appreciably higher than, the Funds' Peer Groups' median net operating expense ratios.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS           OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the California Tax-Free Money Market Fund and 100% Treasury Money Market Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

OTHER INFORMATION (UNAUDITED)           WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
--------------------------------------------------------------------------------

      The Board also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of Funds Management and Wells Capital Management at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE MONEY MARKET FUNDS                   LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           -- Association of Bay Area Governments
ADR            -- American Depository Receipts
AMBAC          -- American Municipal Bond Assurance Corporation
AMT            -- Alternative Minimum Tax
ARM            -- Adjustable Rate Mortgages
BART           -- Bay Area Rapid Transit
CDA            -- Community Development Authority
CDSC           -- Contingent Deferred Sales Charge
CGIC           -- Capital Guaranty Insurance Company
CGY            -- Capital Guaranty Corporation
CMT            -- Constant Maturity Treasury
COFI           -- Cost of Funds Index
Connie Lee     -- Connie Lee Insurance Company
COP            -- Certificate of Participation
CP             -- Commercial Paper
CTF            -- Common Trust Fund
DW&P           -- Department of Water & Power
DWR            -- Department of Water Resources
EDFA           -- Education Finance Authority
FFCB           -- Federal Farm Credit Bank
FGIC           -- Financial Guaranty Insurance Corporation
FHA            -- Federal Housing Authority
FHLB           -- Federal Home Loan Bank
FHLMC          -- Federal Home Loan Mortgage Corporation
FNMA           -- Federal National Mortgage Association
FRN            -- Floating Rate Notes
FSA            -- Financial Security Assurance, Inc
GDR            -- Global Depository Receipt
GNMA           -- Government National Mortgage Association
GO             -- General Obligation
HFA            -- Housing Finance Authority
HFFA           -- Health Facilities Financing Authority
IDA            -- Industrial Development Authority
IDR            -- Industrial Development Revenue
LIBOR          -- London Interbank Offered Rate
LLC            -- Limited Liability Corporation
LOC            -- Letter of Credit
LP             -- Limited Partnership
MBIA           -- Municipal Bond Insurance Association
MFHR           -- Multi-Family Housing Revenue
MUD            -- Municipal Utility District
MTN            -- Medium Term Note
PCFA           -- Pollution Control Finance Authority
PCR            -- Pollution Control Revenue
PFA            -- Public Finance Authority
PLC            -- Private Placement
PSFG           -- Public School Fund Guaranty
RAW            -- Revenue Anticipation Warrants
RDA            -- Redevelopment Authority
RDFA           -- Redevelopment Finance Authority
R&D            -- Research & Development
SFHR           -- Single Family Housing Revenue
SFMR           -- Single Family Mortgage Revenue
SLMA           -- Student Loan Marketing Association
STEERS         -- Structured Enhanced Return Trust
TBA            -- To Be Announced
TRAN           -- Tax Revenue Anticipation Notes
USD            -- Unified School District
V/R            -- Variable Rate
WEBS           -- World Equity Benchmark Shares
XLCA           -- XL Capital Assurance

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

[LOGO]
WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                         www.wellsfargo.com/advantagefunds      RT53229 11-05
                                                             SMMINS/SAR116 09-05

                                                               [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

                                                SEPTEMBER 30, 2005

                                                Semi-Annual Report

         WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

         Wells Fargo Advantage California Tax-Free Money Market Trust

         Wells Fargo Advantage Money Market Trust

         Wells Fargo Advantage National Tax-Free Money Market Trust

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ...................................................    1
--------------------------------------------------------------------------
Money Market Overview ....................................................    2
--------------------------------------------------------------------------
Primary Investments ......................................................    4
--------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------
   California Tax-Free Money Market Trust ................................    5
   Money Market Trust ....................................................    6
   National Tax-Free Money Market Trust ..................................    7
Fund Expenses ............................................................    8
--------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------
   California Tax-Free Money Market Trust ................................    9
   Money Market Trust ....................................................   14
   National Tax-Free Money Market Trust ..................................   17
Financial Statements
--------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................   24
   Statements of Operations ..............................................   25
   Statements of Changes in Net Assets ...................................   26
   Financial Highlights ..................................................   28
Notes to Financial Statements ............................................   30
--------------------------------------------------------------------------
Other Information (Unaudited) ............................................   33
--------------------------------------------------------------------------
List of Abbreviations ....................................................   38
--------------------------------------------------------------------------

--------------------------------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE MONEY MARKET FUNDS (the Funds) semi-annual report for the six-month period ending September 30, 2005. On the following pages, you will find the money market overview and facts and figures about each Fund's investment portfolios.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      In the second quarter of 2005, longer-term interest rates helped to offset the impact of rising oil prices, a stronger U.S. dollar, and further credit tightening by the Federal Reserve. Growth slowed to an estimated 3.3% rate during the second quarter, down from the previous quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      Money market rates continued to rise through the six-month reporting period, as the Federal Open Market Committee (the FOMC) raised the target Federal funds rate by 0.25% at each meeting during the period. The target FOMC funds rate rose from 2.75% on March 31, 2005, to 3.75% on September 30, 2005. This is up from the low of 1% in June 2004. The FOMC continued to cite a balance between the risks of slowing economic growth and rising inflation, and consistently stated it would plan to raise rates in a "measured" fashion. The markets continued to underestimate the FOMC's resolve, as forward interest rates consistently reflected a pause in the FOMC's course. This led to a flatter money market yield curve as longer-term money market rates moved higher at a slower pace than shorter-term money market rates.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to be markedly different from the highs we experienced at the end of last year. Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ending September 30, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      During the reporting period, the Federal Open Markets Committee (FOMC) raised the target Federal Funds rate -- the interest rate at which banks lend to each other overnight -- by one-quarter of a percentage point at each regularly scheduled meeting. Although the FOMC expressed its intentions to raise rates, there was a great deal of uncertainty as to whether it would pursue this course at its September 20, 2005 meeting in the wake of Hurricane Katrina. This expectation of a pause in rising rates caused a brief rally in the markets that dropped yields on the one-year London Inter-Bank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. At its September meeting, the FOMC acknowledged the tragedy of the hurricane, yet believed that the "dislocation of economic activity and boost to energy prices" did not pose a "persistent threat," and raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the reporting period, but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 30, 2005, and as narrow as 0.28% on September 2, 2005. One-month rates moved consistently and steadily higher throughout the period and any volatility was on the long end of the yield curve. One-year rates began the second quarter by moving lower, from 3.84% at the end of March 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005, finally closing the period at 4.41%.

      The amount of commercial paper outstanding continued to increase through the six-month period. Total commercial paper increased by over 12%, from $1.43 trillion on March 31, 2005, to $1.61 trillion on September 30, 2005.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of Federal agency obligations available on the market. In addition, higher interest rates, which slowed mortgage refinancing, and new regulations that required the largest government agencies to improve their capital ratios, have both led to a significant drop-off in new borrowing. As these trends continue, yields on agency obligations are expected to remain well below those of prime money market securities.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Yields on short-term U.S. Treasury securities have defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has remained steady since early August of 2005. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August 2005, the yield on a three-month U.S. Treasury bill has since traded in a narrow range, mostly between 3.45% and 3.55%. This was during a period when the three-month LIBOR climbed steadily from 3.70% to 4.06%. As a result, the spread between the three-month U.S. Treasury bill and LIBOR increased from about 0.35% at the end of March 2005 to over 0.50% at the end of September 2005.

      A number of factors contributed to the heavy demand for U.S. Treasuries at the end of the period. Broker/dealers had short positions in the U.S. Treasury bill market during the period having sold bills with the expectation that rates would rise and the bills could be repurchased at a profit, which not only increased their demand but also demand from investors. Foreign central banks continued to acquire U.S. Treasuries of all maturities. As oil prices climbed, petroleum-producing nations invested their increased revenues in U.S. Treasuries, and as the Federal Reserve temporarily injected reserves into the monetary system, they did so by acquiring U.S. Treasuries, either outright or under repurchase agreements.

      The tightening of supply in the U.S. Treasury market had a profound impact on the repurchase agreement (repo) market as the period ended. Repos that are collateralized by U.S. Treasury securities normally yield 0.05% to 0.07% less than repos collateralized by Federal agency securities. At the end of this period, U.S. Treasury-backed repos yielded 0.65% less than agency-backed repos.

MONEY MARKET OVERVIEW                  WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-free rates were highly volatile during the period. Selling that occurred around the April 15 tax day reduced demand for Variable Rate Demand Notes and rates rose. By June 2005, municipal rates declined as investors returned to the market. In July, municipal rates continued to decline as the FOMC raised the Fed funds rate. Municipal rates increased once again in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand.

      Typically, most of the money market-eligible issuances of California fixed-rate notes occur in June. The amount of issuances in June of 2005 was greatly reduced from last year and initially led to lower yields. Further, many municipal market participants believed that the FOMC would be slowing the pace of rate increases. As time progressed, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Funds to be highly sensitive to changes in market rates. Our approach includes making use of shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio's yields to adjust quickly in line with rising money market rates. We will continue to manage the Funds to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------
The views expressed are as of September 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE MONEY MARKET FUNDS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

PRIMARY INVESTMENTS*
--------------------------------------------------------------------------------

                                                                          Certificates
                         U.S.                       U.S.                   of Deposit/                Floating/
                       Treasury    Repurchase    Government   Commercial     Bankers       Time     Variable Rate
                      Securities   Agreements   Obligations      Paper     Acceptances   Deposits    Notes/Bonds
California Tax-Free       X

Money Market              X            X             X            X             X           X             X

National Tax-Free         X

                       Mortgage
                       and Other
                         Asset-
                         Backed      Corporate     Municipal
                       Securities   Notes/Bonds   Obligations
California Tax-Free                                   X

Money Market               X             X

National Tax-Free                                     X

-------------------------------------------------------------
* THE CHART HIGHLIGHTS SOME OF THE PRIMARY INVESTMENTS THAT THE TRUSTS MAY MAKE AS PART OF THEIR INVESTMENT STRATEGIES. THE CHART DOES NOT IDENTIFY ALL OF THE PERMITTED INVESTMENTS FOR EACH TRUST.

PERFORMANCE HIGHLIGHTS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST (the
Fund) seeks current income exempt from federal income tax and California individual income tax, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
     David M. Sylvester                     5/5/1997

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                           6-Months*   1-Year   5-Year   Life of Fund
California Tax-Free Money Market Trust       1.13       1.90     1.59       2.21

Benchmark

   iMoneyNet California State Specific
      Institutional Money Fund Average(2)    0.99       1.61     1.36       2.04

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                       2.46%
7-Day Compound Yield                                                      2.49%
30-Day Simple Yield                                                       2.31%
30-Day Compound Yield                                                     2.33%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Commercial Paper                                                            (8%)
Municipal Demand Notes                                                     (83%)
Municipal Bonds                                                             (9%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                               30 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

2-14 days                                                                  (86%)
15-29 days                                                                  (1%)
30-59 days                                                                  (4%)
60-89 days                                                                  (2%)
270 + days                                                                  (7%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.45%.

      Performance shown for the WELLS FARGO ADVANTAGE CALIFORNIA TAX-FREE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach California Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet California State Specific Institutional Money Fund Average is an average of California institutional state tax-free and municipal money funds. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                 PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE MONEY MARKET TRUST (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
     David M. Sylvester                    9/17/1990

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                           6-Months*   1-Year   5-Year   10-Year
Money Market Trust                           1.54       2.60     2.42     3.99

Benchmark

   iMoneyNet First Tier Institutional
      Money Fund Average(2)                  1.44       2.35     2.19     3.76

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                       3.61%

7-Day Compound Yield                                                      3.68%

30-Day Simple Yield                                                       3.48%

30-Day Compound Yield                                                     3.53%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

    [THE FOLLOWING TABLE REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

FHLB                                                                        (1%)
Short-Term Corporate Bonds                                                  (4%)
Commercial Paper                                                           (37%)
Floating & Variable Rate Bonds/Notes                                       (18%)
Repurchase Agreements                                                      (22%)
Time Deposits                                                              (14%)
Certificates of Deposit                                                     (4%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                               44 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

2-14 days                                                                  (59%)
15-29 days                                                                 (11%)
30-59 days                                                                  (3%)
60-89 days                                                                 (13%)
90-179 days                                                                 (9%)
180-269 days                                                                (2%)
270 + days                                                                  (3%)

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 3.61%.

      Performance shown for the WELLS FARGO ADVANTAGE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach Money Market Trust, its predecessor fund. Effective at the close of business on November 5, 1999, the Stagecoach Funds and the Norwest Advantage Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet First Tier Institutional Money Fund Average is an average of non-governmental institutional funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S.Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

PERFORMANCE HIGHLIGHTS                 WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST (the Fund) seeks current income exempt from federal income tax, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
     David M. Sylvester                   11/10/1997

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                           6-Months*   1-Year   5-Year   Life of Fund
National Tax-Free Money Market Trust         1.15       1.94     1.74       2.35

Benchmark

iMoneyNet Tax-Free National Institutional
   Money Fund Average(2)                     1.05       1.73     1.55       2.18

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      A PORTION OF THE FUND'S INCOME MAY BE SUBJECT TO FEDERAL, STATE AND/OR LOCAL INCOME TAXES OR THE ALTERNATIVE MINIMUM TAX (AMT). ANY CAPITAL GAINS DISTRIBUTIONS MAY BE TAXABLE.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                       2.50%
7-Day Compound Yield                                                      2.53%
30-Day Simple Yield                                                       2.37%
30-Day Compound Yield                                                     2.39%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Municipal Put Bonds                                                         (1%)
Commercial Paper                                                           (14%)
Municipal Demand Notes                                                     (78%)
Municipal Bonds                                                             (7%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                28 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

2-14 days                                                                  (82%)
15-29 days                                                                  (4%)
30-59 days                                                                  (2%)
60-89 days                                                                  (4%)
90-179 days                                                                 (2%)
180-269 days                                                                (1%)
270 + days                                                                  (4%)
Overnight                                                                   (1%)
--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.48%.

      Performance shown for the WELLS FARGO ADVANTAGE NATIONAL TAX-FREE MONEY MARKET TRUST for periods prior to November 8, 1999 reflects performance of the Stagecoach National Tax-Free Money Market Trust, its predecessor fund. Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R).

(2) The iMoneyNet Tax-Free National Institutional Money Fund Average is an average of all national and state tax-free and institutional municipal money funds. Portfolio holdings of tax-free funds include rated and unrated demand notes, rated and unrated general market notes, commercial paper, put bonds under six months, put bonds over six months, AMT paper and other tax-free holdings. It is made up of funds in the national tax-free institutional and state specific institutional categories. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                          FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES
--------------------------------------------------------------------------------

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning      Ending
                                             Account       Account      Expenses     Net Annual
                                             Value          Value     Paid During     Expense
                                            4/01/2005     9/30/2005    the Period*     Ratio
California Tax-Free Money Market Trust
-----------------------------------------------------------------------------------------------
Actual                                      $ 1,000.00   $ 1,011.30      $ 1.01        0.20%

Hypothetical (5% return before expenses)    $ 1,000.00   $ 1,024.07      $ 1.01        0.20%

Money Market Trust
-----------------------------------------------------------------------------------------------
Actual                                      $ 1,000.00   $ 1,015.40      $ 1.01        0.20%

Hypothetical (5% return before expenses)    $ 1,000.00   $ 1,024.07      $ 1.01        0.20%

National Tax-Free Money Market Trust

Actual                                      $ 1,000.00   $ 1,011.50      $ 1.01        0.20%

Hypothetical (5% return before expenses)    $ 1,000.00   $ 1,024.07      $ 1.01        0.20%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
MUNICIPAL BONDS & NOTES - 94.21%

CALIFORNIA - 91.60%
$  2,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA
               HOUSING REVENUE SERIES A SOCIETE GENERALE LOC
               (HOUSING REVENUE LOC)+/-#                                                   2.85%         07/01/2008    $  2,000,000
   3,000,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
               FINE ARTS BUILDING PROJECTS A (HOUSING REVENUE LOC)+/-#                     2.69          07/15/2035       3,000,000
   3,100,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
               GAIA BUILDING PROJECT SERIES A COLLATERALIZED BY FNMA
               (HOUSING REVENUE LOC)+/-#                                                   2.69          09/15/2032       3,100,000
   2,200,000   ABAG FINANCE AUTHORITY FOR NONPROFIT CORPORATIONS CALIFORNIA MFHR
               GENEVA POINTE APARTMENTS A (HOUSING REVENUE LOC)+/-#                        2.75          03/15/2037       2,200,000
   1,440,000   ALAMEDA-CONTRA COSTA CA SCHOOLS FINANCING AUTHORITY CTFS
               PARTICIPATION CAPITAL IMPROVEMENTS FINANCING PROJECTS LEASE REVENUE
               SERIES G AMBAC INSURED (LEASE REVENUE LOC)+/-#                              2.86          08/01/2024       1,440,000
   2,100,000   ALVORD CA UNIVERSITY SCHOOL DISTRICT FINANCING CORP CTFS
               PARTICIPATION REFINANCING PROJECT LEASE REVENUE KBC BANK NV LOC
               (LEASE REVENUE LOC)+/-#                                                     2.72          09/01/2019       2,100,000
   3,780,000   APPLE VALLEY CA UNIVERSITY SCHOOL DISTRICT SERIES 524
               (PROPERTY TAX REVENUE LOC)+/-#                                              2.78          08/01/2012       3,780,000
   2,000,000   CALIFORNIA COMMUNITIES HOUSING FINANCE AGENCY LEASE REVENUE
               SERIES A COLLATERALIZED BY FHLMC (HOUSING REVENUE LOC)+/-#                  2.85          02/01/2007       2,000,000
   3,325,000   CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY REVENUE STANFORD
               UNIVERSITY SERIES S-4 (COLLEGE AND UNIVERSITY REVENUE LOC)+/-#              2.65          11/01/2049       3,325,000
   9,350,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES F (HOUSING REVENUE)+/-#         2.77          02/01/2038       9,350,000
     775,000   CALIFORNIA HFA REVENUE HOME MORTGAGE SERIES U (HOUSING REVENUE
               LOC)+/-#                                                                    2.75          02/01/2017         775,000
   2,840,000   CALIFORNIA HFA REVENUE HOUSING PROGRAM SERIES A (HOUSING REVENUE
               LOC)+/-#                                                                    2.77          08/01/2036       2,840,000
   2,850,000   CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES A JP
               MORGAN CHASE BANK
               LOC (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-#                 2.80          09/01/2025       2,850,000
   2,545,000   CALIFORNIA HFFA REVENUE ADVENTIST HEALTH SYSTEMS SERIES B KBC
               BANK NV LOC
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-#                     2.80          09/01/2025       2,545,000
   1,050,000   CALIFORNIA HFFA REVENUE CTFS SERIES 26 FSA INSURED
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-#                     2.73          06/01/2022       1,050,000
     750,000   CALIFORNIA HFFA REVENUE SERIES B
               (HEALTHCARE FACILITIES REVENUE LOC)+/-#                                     2.68          08/01/2021         750,000
   2,295,000   CALIFORNIA HOME MORTGAGE SERIES C
               (HOUSING REVENUE, FIRST SECURITY BANK LOC)+/-#                              2.74          08/01/2022       2,295,000
   2,695,000   CALIFORNIA HOME MORTGAGE SERIES C (HOUSING REVENUE, FIRST
               SECURITY BANK LOC)+/-#                                                      2.74          08/01/2031       2,695,000
   1,030,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT BANK IDR FISH
               HOUSE FOODS INCORPORATED PROJECT COMERICA BANK CA LOC
               (ECONOMIC DEVELOPMENT REVENUE LOC)+/-#                                      2.81          09/01/2024       1,030,000
   2,000,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
               GETTY TRUST SERIES A (ECONOMIC DEVELOPMENT REVENUE LOC)+/-                  1.62          10/03/2005       2,000,000
   2,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE J PAUL
               GETTY TRUST SERIES B (ECONOMIC DEVELOPMENT REVENUE LOC)+/-                  1.62          10/03/2005       2,300,000
   2,750,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT REVENUE SAN
               FRANCISCO BALLET ASSOCIATION
               (ECONOMIC DEVELOPMENT REVENUE LOC)+/-#                                      2.71          07/01/2032       2,750,000
   6,840,000   CALIFORNIA SCHOOL CASH RESERVE PROGRAM AUTHORITY SERIES A
               (EDUCATIONAL FACILITIES REVENUE LOC)                                        4.00          07/06/2006       6,904,494
     575,000   CALIFORNIA STATE DEPARTMENT OF VETERANS AFFAIRS HOME PURCHASE
               REVENUE SERIES A SUBSERIES A-1 (OTHER REVENUE LOC)+/-#                      2.65          12/01/2028         575,000
   1,975,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY
               PROJECT REVENUE PUTTERS SERIES 127 FGIC INSURED
               (WATER REVENUE LOC)+/-#                                                     2.78          12/01/2028       1,975,000
   1,350,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE CENTRAL VALLEY
               PROJECT REVENUE SERIES R (WATER REVENUE LOC)+/-#                            2.77          12/01/2021       1,350,000
  15,000,000   CALIFORNIA STATE DEPARTMENT OF WATER RESOURCES SERIES B-2
               (ELECTRIC REVENUE LOC)+/-#                                                  2.95          05/01/2022      15,000,000
   1,500,000   CALIFORNIA STATE DWR POWER SUPPLY REVENUE SERIES C-5
               (ELECTRIC REVENUE LOC)+/-#                                                  2.66          05/01/2022       1,500,000
     990,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT REVENUE
               LOC)+/-#                                                                    2.78          01/01/2012         990,000
   3,100,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C
               (SALES TAX REVENUE LOC)+/-#                                                 2.75          07/01/2023       3,100,000

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
CALIFORNIA (CONTINUED)
$  4,665,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C-11
               (SALES TAX REVENUE LOC)+/-#                                                 2.65%         07/01/2023    $  4,665,000
  10,650,000   CALIFORNIA STATE KINDERGARTEN UNIVERSITY PUBLIC-B-5
               (PROPERTY TAX REVENUE LOC)+/-#                                              2.69          05/01/2034      10,650,000
   6,905,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES D AMBAC
               INSURED (LEASE REVENUE LOC)+/-#                                             2.78          12/01/2019       6,905,000
   4,700,000   CALIFORNIA STATE PUTTERS SERIES 142 FGIC INSURED
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-#                          2.78          12/01/2029       4,700,000
   4,700,000   CALIFORNIA STATE ROCS RR FGIC INSURED+/-#                                   2.77          02/01/2020       4,700,000
   9,825,000   CALIFORNIA STATE SERIES B-3
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-#                          2.76          05/01/2033       9,825,000
  11,215,000   CALIFORNIA STATE WEEKLY KINDERGARTEN UNIVERSITY PUBLIC B-4
               (PROPERTY TAX REVENUE LOC)+/-#                                              2.67          05/01/2034      11,215,000
   3,765,000   CALIFORNIA STATEWIDE CDA COVENTRY PLACE APARTMENTS
               (MULTI-FAMILY HOUSING REVENUE, FNMA INSURED)+/-#                            2.72          07/15/2035       3,765,000
   1,975,000   CALIFORNIA STATEWIDE CDA LA PUENTE APARTMENTS SERIES JJ
               (MULTI-FAMILY HOUSING REVENUE, US BANK NA LOC)+/-#                          2.79          11/01/2031       1,975,000
     410,000   CALIFORNIA STATEWIDE CDA MFHR ARBOR RIDGE APARTMENTS SERIES X
               FNMA INSURED (HOUSING REVENUE LOC)+/-#                                      2.72          11/15/2036         410,000
   3,200,000   CALIFORNIA STATEWIDE CDA MFHR BYRON PARK PROJECT C+/-#                      2.78          01/20/2031       3,200,000
   1,000,000   CALIFORNIA STATEWIDE CDA MFHR GLEN HAVEN APARTMENTS SERIES AA
               (HOUSING REVENUE LOC)+/-#                                                   2.82          12/01/2011       1,000,000
   4,660,000   CALIFORNIA STATEWIDE CDA MFHR GREENBACK MANOR APARTMENTS SERIES A
               COLLATERALIZED BY FHLB (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.76          02/01/2028       4,660,000
   5,000,000   CALIFORNIA STATEWIDE CDA REVENUE MOTION PICTURE & TELEVISION
               (HEALTHCARE FACILITIES REVENUE LOC)+/-#                                     2.61          03/01/2031       5,000,000
   4,100,000   CALIFORNIA STATEWIDE CDA REVENUE SERIES A-1
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)                                        4.00          06/30/2006       4,140,175
   2,000,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY MFHR SERIES Aa
               COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-#                            2.75          04/15/2035       2,000,000
   1,100,000   CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY REVENUE+/-#          2.67          12/01/2034       1,100,000
   3,000,000   CALIFORNIA UNIVERSITY OF SAN FRANCISCO SERIES 2005B
               (EDUCATIONAL FACILITIES REVENUE, BANK OF AMERICA NA LOC)+/-#                2.67          10/01/2035       3,000,000
   6,735,000   CAMARILLO CA MFHR HACIENDA DE CAMARILLO PROJECT COLLATERALIZED BY FNMA
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                      2.75          10/15/2026       6,735,000
     100,000   CONTRA COSTA COUNTY CA MFHR DELTA SQUARE APARTMENTS PROJECT SERIES H
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.69          10/15/2029         100,000
   6,100,000   CONTRA COSTA COUNTY CA MFHR LAFAYETTE TOWN CENTER APARTMENTS SERIES I
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.75          07/15/2032       6,100,000
   1,300,000   CONTRA COSTA COUNTY CA MFHR SERIES B COLLATERALIZED BY FNMA
               REMARKETED 09 28 94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                  2.69          11/15/2022       1,300,000
   3,655,000   CORONA CA COP (LEASE REVENUE, MBIA INSURED)+/-#                             2.77          03/01/2011       3,655,000
   8,875,000   FREMONT CA MFHR CREEKSIDE VILLAGE APARTMENTS
               (HOUSING REVENUE LOC)+/-#                                                   2.67          09/01/2007       8,875,000
   2,350,000   FRESNO CA SEWER REVENUE SUBORDINATE LIEN SERIES A
               (SEWER REVENUE LOC)+/-#                                                     2.72          09/01/2025       2,350,000
   3,200,000   GARDEN GROVE CA MFHR MALABAR APARTMENTS PROJECT SERIES A
               COLLATERALIZED BY FNMA (MULTI-FAMILY HOUSING REVENUE LOC)+/-#               2.72          12/15/2029       3,200,000
   2,900,000   GLENN CA IDA LAND O' LAKES INCORPORATED PROJECT
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-#                                    2.90          09/01/2007       2,900,000
   5,100,000   HAYWARD CA MFHR TENNYSON GARDENS APARTMENTS PROJECT SERIES A US BANK
               NA LOC (HOUSING REVENUE LOC)+/-#                                            2.79          08/01/2032       5,100,000
   6,290,000   HILLSBOROUGH CA CTFS PARTNERSHIP WATER & SEWER SYSTEMS PROJECTS
               SERIES A (PROPERTY TAX REVENUE LOC)+/-#                                     2.71          06/01/2033       6,290,000
   1,200,000   IRVINE CA IMPROVEMENT BOND ACT OF 1915 DISTRICT 85-7-I
               (SPECIAL TAX REVENUE LOC)+/-#                                               2.71          09/02/2011       1,200,000
   2,000,000   LANCASTER CA REDEVELOPMENT AGENCY MFHR 20TH STREET APARTMENTS PROJECT
               SERIES C COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-#                   2.69          12/01/2026       2,000,000

 PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$  1,825,000   LIVERMORE CA REDEVELOPMENT AGENCY MFHR SERIES 2002A LIVERMORE
               APARTMENTS PROJECT BANK OF AMERICA NA LOC
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                      2.83%         11/01/2040    $  1,825,000
   1,580,000   LONG BEACH CA HARBOR REVENUE SERIES 418 FGIC INSURED
               (AIRPORT REVENUE LOC)+/-#                                                   2.77          05/15/2020       1,580,000
   1,000,000   LOS ANGELES CA COMMUNITY RDA MFHR WILSHIRE STATION APARTMENTS
               SERIES A (HOUSING REVENUE LOC)+/-#                                          2.83          10/15/2038       1,000,000
   2,700,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR
               (HOUSING REVENUE LOC)+/-#                                                   2.67          04/01/2030       2,700,000
   1,725,000   LOS ANGELES CA COMMUNITY REDEVELOPMENT AGENCY MFHR
               (HOUSING REVENUE LOC)+/-#                                                   2.83          10/15/2038       1,725,000
   5,500,000   LOS ANGELES CA GO SERIES 1999a MERRILL LYNCH CAPITAL SERVICES LOC
               (GENERAL OBLIGATION - STATES, TERRITORIES LOC)+/-#                          2.77          03/01/2012       5,500,000
   5,500,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A2
               (POWER REVENUE, US BANK NA LOC)+/-#                                         2.72          07/01/2035       5,500,000
   6,970,000   LOS ANGELES CA POWER SYSTEM SUBSERIES A6 (UTILITIES REVENUE)+/-#            2.72          07/01/2035       6,970,000
   4,100,000   LOS ANGELES CA SUBSERIES A-7 (WATER REVENUE)+/-#                            2.85          07/01/2035       4,100,000
   2,710,000   LOS ANGELES CA USD SERIES 1179
               (PROPERTY TAX REVENUE, MBIA INSURED)+/-                                     2.77          07/01/2019       2,710,000
  13,420,000   LOS ANGELES CA USD SERIES 978
               (PROPERTY TAX REVENUE, MBIA INSURED)+/-#                                    2.73          07/01/2021      13,420,000
   1,890,000   LOS ANGELES CA WATER & POWER REVENUE SERIES 184 FSA INSURED
               (WATER REVENUE LOC)+/-#                                                     2.78          01/01/2009       1,890,000
     770,000   LOS ANGELES CA WATER & POWER REVENUE SUBSERIES B-1 DEXIA INSURED
               (WATER REVENUE LOC)+/-#                                                     2.71          07/01/2035         770,000
   5,200,000   LOS ANGELES COUNTY CA HOUSING AUTHORITY MFHR MALIBU CANYON
               APARTMENTS-B (HOUSING REVENUE LOC)+/-#                                      2.69          06/01/2010       5,200,000
   3,000,000   LOS ANGELES COUNTY CA METROPOLITAN TRANSPORTATION AUTHORITY REVENUE
               FSA INSURED (TRANSPORTATION REVENUE LOC)+/-#                                2.77          07/01/2016       3,000,000
   3,575,000   LOS ANGELES COUNTY HOUSING AUTHORITY MULTI-FAMILY REVENUE BONDS
               (HOUSING REVENUE LOC)+/-#                                                   2.75          09/01/2030       3,575,000
   7,500,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES B1
               (WATER REVENUE LOC)+/-#                                                     2.68          07/01/2020       7,500,000
  11,600,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C
               (WATER REVENUE LOC)+/-#                                                     2.70          07/01/2027      11,600,000
     325,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES A1 (WATER REVENUE LOC)+/-#                                           2.68          07/01/2023         325,000
   6,925,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES C-1 DEXIA LOC (WATER REVENUE LOC)+/-#                                2.69          07/01/2030       6,925,000
     625,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA WATERWORKS REVENUE
               SERIES C-3 (WATER REVENUE LOC)+/-#                                          2.67          07/01/2030         625,000
   4,400,000   MODESTO CA IRRIGATION DISTRICT FINANCING AUTHORITY REVENUE SERIES
               SG 66 MBIA INSURED (ELECTRIC REVENUE LOC)+/-#                               2.77          10/01/2015       4,400,000
   2,300,000   MOUNT DIABLO CA UNIFIED SCHOOL DISTRICT TRAN
               (PROPERTY TAX REVENUE LOC)                                                  3.00          11/09/2005       2,302,644
   2,570,000   OAKLAND CA SEWER REVENUE SERIES 631 (SEWER REVENUE LOC)+/-#                 2.78          06/15/2022       2,570,000
   9,700,000   OAKLAND-ALAMEDA COUNTY CA COLISEUM AUTHORITY LEASE REVENUE SERIES C-1
               (LEASE REVENUE LOC)+/-#                                                     2.76          02/01/2025       9,700,000
   2,100,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE BLUFFS APARTMENT
               PROJECT SERIES C FHLMC LOC (HOUSING REVENUE LOC)+/-#                        2.69          12/01/2029       2,100,000
   4,100,000   ORANGE COUNTY CA APARTMENT DEVELOPMENT REVENUE POINTE NIGUEL PROJECT
               SERIES C (HOUSING REVENUE LOC)+/-#                                          2.69          11/01/2022       4,100,000
   5,980,000   ORANGE COUNTY CA SANITATION DISTRICT COP AMBAC INSURED
               (LEASE REVENUE LOC)+/-#                                                     2.72          08/01/2013       5,980,000
   8,780,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC
               (WATER REVENUE LOC)+/-#                                                     2.67          08/01/2042       8,780,000
   3,200,000   PERRIS CA SCHOOL DISTRICT COP FACILITY BRIDGE FUNDING PROGRAM
               (GENERAL OBLIGATION - SCHOOL DISTRICTS, DEXIA CREDIT LOCAL DE FRANCE
               LOC)+/-#                                                                    2.72          09/01/2022       3,200,000
   5,800,000   PERRIS CA SCHOOL DISTRICT COP FACILITY BRIDGE FUNDING PROGRAM
               (GENERAL OBLIGATION - SCHOOL DISTRICTS, DEXIA CREDIT LOCAL DE FRANCE
               LOC)+/-#                                                                    2.72          09/01/2034       5,800,000
     640,000   PERRIS CA UNIFIED HIGH SCHOOL DISTRICT
               (PROPERTY TAX REVENUE LOC)+/-#                                              2.77          09/01/2026         640,000

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$  5,760,000   PLEASANT VALLEY CA SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-#           2.77%         08/01/2020    $  5,760,000
   7,025,000   PORT OF OAKLAND CA TRANSPORTATION REVENUE SERIES K FGIC INSURED
               (AIRPORT REVENUE LOC)+/-#                                                   2.78          11/01/2021       7,025,000
   3,380,000   POWAY CA USD SERIES 1889 (PROPERTY TAX REVENUE, MBIA INSURED)+/-#           2.77          02/01/2011       3,380,000
   7,100,000   RANCHO CALIFORNIA WATER DISTRICT SERIES-B (FGIC)
               (WATER REVENUE LOC)+/-#                                                     2.69          08/01/2031       7,100,000
   2,290,000   REDONDO BEACH CA AGENCY MFHR (HOUSING REVENUE LOC)+/-#                      2.77          10/15/2034       2,290,000
   1,580,000   RIVERSIDE - SAN BERNARDINO CA HOUSING & FINANCE AGENCY LEASE REVENUE
               SERIES A SOCIETE GENERALE LOC (HOUSING REVENUE LOC)+/-#                     2.67          07/01/2006       1,580,000
   5,000,000   ROARING FORK MUNICIPAL PRODUCTS LLC CLASS A (PROPERTY TAX REVENUE,
               AMBAC INSURED)+/-#                                                          2.76          06/15/2021       5,000,000
   5,000,000   SACRAMENTO CA METROPOLITAN FIRE DISTRICT TRAN (OTHER REVENUE)               3.75          06/28/2006       5,042,227
   3,350,000   SACRAMENTO CA MUD FLOATER PA 1180
               (UTILITIES REVENUE, FGIC INSURED)+/-#                                       2.77          02/15/2011       3,350,000
   2,500,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
               (POWER REVENUE LOC)+/-#                                                     2.77          08/15/2017       2,500,000
   1,760,000   SACRAMENTO CA MUNICIPAL UTILITIES DISTRICT ELECTRIC REVENUE
               (UTILITIES REVENUE LOC)+/-#                                                 2.77          05/15/2020       1,760,000
   3,000,000   SACRAMENTO COUNTY CA HFA MFHR ARLINGTON CREEK APARTMENT SERIES 1
               COLLATERALIZED BY FNMA (HOUSING REVENUE LOC)+/-#                            2.75          05/15/2034       3,000,000
   4,900,000   SACRAMENTO COUNTY CA HOUSING AUTHORITY MFHR
               (HOUSING REVENUE LOC)+/-#                                                   2.75          08/01/2034       4,900,000
  14,450,000   SACRAMENTO COUNTY CA TRAN SERIES A                                          4.00          07/10/2006      14,606,379
   7,755,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES A
               (TAX REVENUE LOC)                                                           4.00          07/14/2006       7,838,436
   4,485,000   SAN DIEGO CA COUNTY & SCHOOL DISTRICT NOTE PARTNERSHIP TRAN SERIES B
               (TAX REVENUE LOC)                                                           4.00          07/14/2006       4,532,580
   3,800,000   SAN DIEGO CA HOUSING AUTHORITY MFHR HILLSIDE GARDEN APARTMENTS
               SERIES B (HOUSING REVENUE LOC)+/-#                                          2.75          01/15/2035       3,800,000
   1,780,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE
               CLASS B (LEASE REVENUE LOC)+/-#                                             2.80          02/15/2026       1,780,000
   1,275,000   SAN DIEGO CA UNIFIED SCHOOL DISTRICT SERIES PA-804
               (EDUCATIONAL FACILITIES REVENUE LOC)+/-#                                    2.77          07/01/2022       1,275,000
   5,000,000   SAN DIEGO CA USD SERIES PA 1245
               (PROPERTY TAX REVENUE, FIRST SECURITY BANK LOC)+/-#                         2.77          07/01/2011       5,000,000
   2,750,000   SAN FRANCISCO CA CITY & COUNTY RDA ANTONIA MANOR APARTMENTS
               (HOUSING REVENUE, CITIBANK NA LOC)+/-#                                      2.74          12/01/2033       2,750,000
   3,105,000   SAN FRANCISCO CA CITY & COUNTY REDEVELOPMENT AGENCY MFHR NAMIKI
               APARTMENTS PROJECT SERIES C CITIBANK NA LOC
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                      2.74          11/01/2036       3,105,000
   5,800,000   SAN FRANCISCO CA CITY & COUNTY UNIFIED SCHOOL DISTRICT TRAN                 3.50          12/01/2005       5,813,321
   1,600,000   SAN JOSE CA REDEVELOPMENT AGENCY TAX ALLOCATION+/-#                         2.71          08/01/2035       1,600,000
     300,000   SANTA CLARA COUNTY CA MFHR FOXCHASE APARTMENTS PROJECT SERIES E FGIC
               INSURED REMARKETED 03/17/94 (MULTI-FAMILY HOUSING REVENUE LOC)+/-#          2.75          11/15/2017         300,000
   1,690,000   SANTA CRUZ CA CITY HIGH SCHOOL DISTRICT
               (PROPERTY TAX REVENUE LOC)+/-#                                              2.77          08/01/2025       1,690,000
  10,095,000   SIMI VALLEY CA MFHR 500 DANKSE BANK INSURED
               (HOUSING REVENUE LOC)+/-#                                                   3.02          03/01/2021      10,095,000
   2,350,000   SOUTH PLACER CA WASTEWATER AUTHORITY REVENUE SERIES B
               (SEWER REVENUE LOC)+/-#                                                     2.75          11/01/2035       2,350,000
  15,140,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
               REVENUE LLOYDS BANK LOC (UTILITIES REVENUE LOC)+/-#                         2.67          07/01/2019      15,140,000
   3,025,000   SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY TRANSMISSION PROJECT
               REVENUE SOUTHERN TRANSMISSION SERIES A (OTHER REVENUE LOC)+/-#              2.72          07/01/2021       3,025,000
   3,200,000   UNION CITY CA MFHR HOUSING MISSION SIERRA SERIES A
               (HOUSING REVENUE LOC)+/-#                                                   2.69          07/15/2029       3,200,000
   1,995,000   UNIVERSITY CALIFORNIA EDUCATION FACILITIES REVENUE SERIES 479 MBIA
               INSURED (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-#             2.73          09/01/2022       1,995,000
     295,000   UNIVERSITY OF CALIFORNIA REVENUE
               (COLLEGE & UNIVERSITY REVENUE LOC)+/-#                                      2.77          05/15/2033         295,000
   5,725,000   UNIVERSITY OF CALIFORNIA SERIES 2984 (COLLEGE & UNIVERSITY REVENUE,
               FIRST SECURITY BANK LOC)+/-#                                                2.77          05/15/2022       5,725,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
CALIFORNIA (CONTINUED)
$  1,765,000   VICTORVILLE CA REDEVELOPMENT AGENCY TAX ALLOCATION SERIES 485
               (TAX REVENUE LOC)+/-#                                                       2.78%         12/01/2019    $  1,765,000
   5,390,000   WALNUT CA ENERGY CONTROL AUTHORITY POINTE 2335
               (ELECTRIC REVENUE, AMBAC INSURED)+/-#                                       2.77          01/01/2021       5,390,000
   3,000,000   WESTLANDS CA COP SERIES B (OTHER REVENUE, AMBAC INSURED)+/-#                2.67          03/01/2029       3,000,000

                                                                                                                        517,055,256
                                                                                                                       ------------

OTHER - 1.36%
   5,000,000   ABN AMRO MUNITOPS CTFS TR 1998-20 MUNITOPS CERTIFICATES AMBAC INSURED
               (OTHER REVENUE LOC)+/-#                                                     2.76          07/05/2006       5,000,000
   2,680,000   ABN AMRO MUNITOPS CTFS TR 2000-5 MUNITOPS CERTIFICATES FGIC INSURED
               (OTHER REVENUE LOC)+/-#++                                                   2.79          05/07/2008       2,680,000

                                                                                                                          7,680,000
                                                                                                                       ------------

PUERTO RICO - 1.25%
   2,500,000   EAGLE TAX-EXEMPT TRUST CTF 20015101 CLASS A (PUERTO RICO COMMONWEALTH
               INFRASTRUCTURE FINANCING AUTHORITY SERIES A) (OTHER REVENUE LOC)+/-#        2.76          10/01/2034       2,500,000
   4,575,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A
               (PUERTO RICO COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D)
               FSA INSURED (TOLL ROAD REVENUE LOC)+/-#                                     2.76           07/01/2027      4,575,000

                                                                                                                          7,075,000
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $531,810,256)                                                                       531,810,256
                                                                                                                       ------------

COMMERCIAL PAPER - 8.33%
   1,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            2.50          10/03/2005       1,300,000
     600,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            2.53          11/02/2005         600,000
   3,300,000   CALIFORNIA INFRASTRUCTURE & ECONOMIC DEVELOPMENT                            2.60          11/15/2005       3,300,000
   5,100,000   GOLDEN GATE BRIDGE                                                          2.52          10/11/2005       5,100,000
   5,000,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER                                  2.60          12/06/2005       5,000,000
   1,475,000   LOS ANGELES DEPARTMENT OF AIRPORTS SERIES A                                 2.35          10/05/2005       1,475,000
   2,545,000   PORT OF OAKLAND CA                                                          2.60          10/11/2005       2,545,000
   3,500,000   PORT OF OAKLAND CA                                                          2.68          11/22/2005       3,500,000
   3,000,000   UNIVERSITY OF CALIFORNIA                                                    2.55          10/03/2005       3,000,000
   3,300,000   UNIVERSITY OF CALIFORNIA                                                    2.50          10/06/2005       3,300,000
   2,700,000   UNIVERSITY OF CALIFORNIA                                                    2.50          10/18/2005       2,700,000
   4,495,000   UNIVERSITY OF CALIFORNIA                                                    2.58          11/04/2005       4,495,000
   2,700,000   UNIVERSITY OF CALIFORNIA                                                    2.59          11/07/2005       2,700,000
   3,575,000   UNIVERSITY OF CALIFORNIA                                                    2.58          11/08/2005       3,575,000
   4,455,000   UNIVERSITY OF CALIFORNIA                                                    2.57          11/14/2005       4,455,000

TOTAL COMMERCIAL PAPER (COST $47,045,000)                                                                                47,045,000
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $578,855,256)*                                102.54%                                                            $578,855,256

OTHER ASSETS AND LIABILITIES, NET                    (2.54)                                                             (14,343,504)
                                                    ------                                                             ------------
TOTAL NET ASSETS                                    100.00%                                                            $564,511,752
                                                    ======                                                             ============

+/-   VARIABLE RATE INVESTMENTS.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
ASSET-BACKED SECURITIES - 0.30%
$  4,000,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST                                    3.84%        09/06/2006     $  4,000,000
   2,826,137   CAPITAL AUTO RECEIVABLES ASSET TRUST+++/-                                   3.78         06/15/2006        2,826,136

TOTAL ASSET-BACKED SECURITIES (COST $6,826,136)                                                                           6,826,136
                                                                                                                       ------------
AGENCY NOTES - INTEREST BEARING - 0.86%
  20,000,000   FHLB                                                                        4.00         08/18/2006       20,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $20,000,000)                                                                 20,000,000
                                                                                                                       ------------
CERTIFICATES OF DEPOSIT - 3.96%
  45,000,000   BARCLAYS BANK PLC                                                           4.14         09/20/2006       45,000,000
  13,000,000   BARCLAYS BANK PLC NEW YORK                                                  4.00         03/01/2006       13,005,121
  24,000,000   CDC IXIS                                                                    2.45         10/06/2005       24,000,000
   5,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                         2.75         11/14/2005        5,000,000
   5,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                         4.18         09/22/2006        5,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $92,005,121)                                                                         92,005,121
                                                                                                                       ------------
COMMERCIAL PAPER - 36.76%
  60,000,000   AMSTEL FUNDING CORPORATION^                                                 3.91         12/27/2005       59,446,083
  60,000,000   AMSTERDAM FUNDING CORPORATION^                                              3.70         10/19/2005       59,901,333
  30,000,000   AQUINAS FUNDING LLC^                                                        3.77         12/13/2005       29,776,942
  53,051,000   ATLANTIC ASSET SEC CORPORATION^                                             3.91         12/27/2005       52,561,236
  30,000,000   ATLAS CAPITAL FUNDING CORPORATION+++/-                                      3.81         02/27/2006       30,000,000
  35,000,000   BANK OF IRELAND^                                                            3.72         01/18/2006       34,613,537
  24,000,000   BEAR STEARNS COMPANY INCORPORATED^                                          3.92         10/03/2005       24,000,000
  40,741,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                          3.65         10/07/2005       40,724,477
  50,000,000   CROWN POINT CAPITAL COMPANY^                                                3.64         10/03/2005       50,000,000
  23,771,000   CULLINAN FINANCE CORPORATION^                                               3.90         03/23/2006       23,330,642
  45,000,000   DNB NORSKE BANK ASA^                                                        3.92         02/28/2006       44,274,800
  50,000,000   EIFFEL FUNDING LLC^                                                         3.85         12/19/2005       49,588,264
  14,000,000   FORTIS FUNDING LLC^                                                         3.48         02/27/2006       13,800,831
  30,000,000   GALAXY FUNDING INCORPORATED^                                                3.53         10/18/2005       29,955,875
  55,000,000   GRAMPIAN FUNDING LLC^                                                       4.10         03/29/2006       53,891,292
  14,000,000   HSBC BANK CANADA^                                                           3.50         02/17/2006       13,813,528
  50,000,000   KLIO II FUNDING CORPORATION^                                                3.83         12/15/2005       49,611,681
  13,000,000   LEGACY CAPITAL LLC^                                                         3.38         11/16/2005       12,946,296
  35,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                                       3.40         10/06/2005       34,990,083
  30,000,000   PICAROS FUNDING LLC^                                                        3.20         11/22/2005       29,866,667
  25,000,000   SHEFFIELD RECEIVABLES^                                                      3.64         10/03/2005       25,000,000
  22,981,000   TANGO FINANCE CORPORATION^                                                  3.93         02/23/2006       22,622,247
  70,000,000   THAMES ASSET GLOBAL SECURITIZATION^                                         3.48         10/13/2005       69,932,333

TOTAL COMMERCIAL PAPER (COST $854,648,147)                                                                              854,648,147
                                                                                                                       ------------
CORPORATE BONDS & NOTES - 2.41%
  45,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTNG+/-                        3.59         06/02/2006       45,028,189
   6,000,000   MCDONALD'S CORPORATION+++/-                                                 4.49         03/07/2006        6,023,818
   5,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+++/-                             3.55         01/10/2006        5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $56,052,007)                                                                         56,052,007
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
EXTENDABLE BONDS - 8.35%
$ 10,000,000   3M COMPANY++                                                                5.67%        12/12/2005     $ 10,052,796
  20,000,000   COMMONWEALTH BANK AUSTRIA+++/-                                              3.80         10/24/2006       20,000,000
  25,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     3.80         10/06/2006       25,000,000
  29,999,999   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                                3.78         10/06/2006       30,000,000
  20,000,000   ISLANDS BANK+++/-                                                           3.87         10/20/2006       20,000,000
  10,000,000   MORGAN STANLEY+/-                                                           3.92         09/01/2006       10,000,000
  24,000,000   NORDEA BANK AB+++/-                                                         3.71         10/11/2006       24,000,000
  10,000,000   NORTHERN ROCK PLC+++/-                                                      3.69         08/03/2006       10,000,000
  20,000,000   NORTHERN ROCK PLC+/-++                                                      3.85         10/06/2006       20,000,000
  25,000,000   NORTHERN ROCK PLC+++/-                                                      3.67         10/20/2006       25,017,525

TOTAL EXTENDABLE BONDS (COST $194,070,321)                                                                              194,070,321
                                                                                                                       ------------
MEDIUM TERM NOTES - 9.78%
   5,000,000   AMERICAN GENERAL FINANCE+/-++                                               3.77         10/13/2006        5,000,000
  30,300,000   BANK OF AMERICA SECURITIES+/-#                                              4.02         09/09/2034       30,300,000
   9,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                     4.09         09/09/2049        9,000,000
  34,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                     4.09         09/09/2049       34,000,000
  30,000,000   BETA FINANCE INCORPORATED++                                                 3.05         01/05/2006       29,987,229
  15,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                      3.68         05/03/2006       14,999,146
  40,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK+/-                                      3.86         05/19/2006       40,000,000
  10,000,000   FIVE FINANCE INCORPORATED++                                                 2.44         10/07/2005        9,999,981
  17,000,000   LIQUID FUNDING LIMITED+++/-                                                 3.83         09/29/2006       17,000,000
  10,000,000   MARSHALL & ILSLEY BANK                                                      5.21         12/15/2005       10,044,680
  10,000,000   NATIONWIDE BUILDING SOCIETY+++/-                                            3.69         10/06/2006       10,000,000
   2,000,000   PREMIUM ASSET TRUST SERIES 04-08+++/-                                       3.78         10/14/2005        2,000,000
   7,000,000   STANDARD FEDERAL BANK                                                       2.92         12/01/2005        6,999,777
   8,000,000   USAA CAPITAL CORPORATION++                                                  3.13         12/15/2005        8,004,532

TOTAL MEDIUM TERM NOTES (COST $227,335,345)                                                                             227,335,345
                                                                                                                       ------------
PROMISSORY NOTES - 2.32%
  34,000,000   CITIGROUP GLOBAL+/-                                                         4.01         09/09/2049       34,000,000
  20,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                         3.71         07/26/2006       20,000,000

TOTAL PROMISSORY NOTES (COST $54,000,000)                                                                                54,000,000
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE      VALUE
REPURCHASE AGREEMENTS - 22.45%
$126,000,000   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $126,040,950)                                    3.90%        10/03/2005   $  126,000,000
  95,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $95,030,875)                          3.90         10/03/2005       95,000,000
  51,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $51,016,660)                          3.92         10/03/2005       51,000,000
  61,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $61,019,418)                          3.82         10/04/2005       61,000,000
  63,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $63,020,475)                          3.90         10/03/2005       63,000,000
  63,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $63,026,670)                          3.81         10/07/2005       63,000,000
  63,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $63,026,740)                          3.82         10/06/2005       63,000,000

TOTAL REPURCHASE AGREEMENTS (COST $522,000,000)                                                                         522,000,000
                                                                                                                     --------------
TIME DEPOSITS - 13.99%
  42,291,567   BARCLAYS BANK GRAND CAYMAN                                                  3.94         10/03/2005       42,291,567
  63,000,000   DANSKE BANK A S COPENHAGEN                                                  3.94         10/03/2005       63,000,000
  62,000,000   DEXIA BANK GRAND CAYMAN                                                     3.79         10/03/2005       62,000,000
  32,000,000   FORTIS BANK GRAND CAYMAN                                                    3.91         10/03/2005       32,000,000
  63,000,000   ING BELGIUM SA NV                                                           3.92         10/03/2005       63,000,000
  63,000,000   SOCIETE GENERALE PARIS                                                      3.81         10/05/2005       63,000,000

TOTAL TIME DEPOSITS (COST $325,291,567)                                                                                 325,291,567
                                                                                                                     --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,352,228,644)*                        101.18%                                                                $2,352,228,644

OTHER ASSETS AND LIABILITIES, NET              (1.18)                                                                   (27,444,396)
                                              ------                                                                 --------------

TOTAL NET ASSETS                              100.00%                                                                $2,324,784,248
                                              ======                                                                 ==============

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+/-   VARIABLE RATE INVESTMENTS.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER - 14.88%
$  1,475,000   HARRIS COUNTY TX                                                            2.64%         10/07/2005    $  1,475,000
   2,700,000   HARRIS COUNTY TX                                                            2.68          11/08/2005       2,700,000
   1,390,000   HARRIS COUNTY TX                                                            2.68          11/08/2005       1,390,000
   1,000,000   HARRIS COUNTY TX HOSPITAL DISTRICT                                          2.55          11/04/2005       1,000,000
   1,218,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   2.63          10/20/2005       1,218,000
   1,000,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY                                   2.78          12/08/2005       1,000,000
   2,000,000   INTERMOUNTAIN POWER AGENCY                                                  2.70          10/06/2005       2,000,000
   1,150,000   INTERMOUNTAIN POWER AGENCY                                                  2.70          12/06/2005       1,150,000
   1,000,000   JOHNS HOPKINS UNIVERSITY                                                    2.45          10/11/2005       1,000,000
   2,589,000   JOHNS HOPKINS UNIVERSITY                                                    2.63          10/20/2005       2,589,000
     600,000   LAS VEGAS NV VALLEY WATER                                                   2.63          10/20/2005         600,000
   1,695,000   LAS VEGAS NV VALLEY WATER                                                   2.60          11/14/2005       1,695,000
     600,000   LAS VEGAS NV VALLEY WATER                                                   2.73          12/07/2005         600,000
   2,460,000   LAS VEGAS NV VALLEY WATER                                                   2.75          12/08/2005       2,460,000
   1,500,000   LINCOLN NE ELECTRIC                                                         2.60          10/07/2005       1,500,000
   4,000,000   LOS ANGELES CA DEPARTMENT OF WATER & POWER                                  2.60          12/06/2005       4,000,000
   6,300,000   LOUISIANA PUBLIC FACILITY AUTHORITY                                         2.65          10/17/2005       6,300,000
   2,000,000   MARYLAND HEALTH & HIGHER EDUCATION                                          2.77          10/11/2005       1,999,947
   1,200,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.57          10/03/2005       1,200,000
   2,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.47          10/11/2005       2,000,000
   3,000,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.65          10/18/2005       3,000,000
   2,461,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.63          10/20/2005       2,461,000
     800,000   MASSACHUSETTS HEALTH & EDUCATION FACILITIES AUTHORITY                       2.78          12/08/2005         800,000
   3,000,000   NORTH CAROLINA CAPITAL FACILITY                                             2.60          10/07/2005       3,000,000
     400,000   PALM BEACH COUNTY FL SCHOOL DISTRICT                                        2.61          11/08/2005         400,000
   1,025,000   PINELLAS COUNTY FL EDUCATION FACILITY AUTHORITY                             2.65          10/17/2005       1,025,000
   4,000,000   ROCHESTER MN HEALTH CARE                                                    2.62          10/06/2005       4,000,000
   6,334,999   ROCHESTER MN HEALTH CARE                                                    2.62          10/06/2005       6,335,000
     700,000   SAN ANTONIO ELECTRIC & GAS                                                  2.73          12/07/2005         700,000
   3,445,000   SAN ANTONIO TX                                                              2.63          10/20/2005       3,445,000
   1,675,000   TEXAS PFA                                                                   2.72          12/08/2005       1,675,000
   3,000,000   UNIVERSITY OF TEXAS SYSTEM                                                  2.47          10/12/2005       3,000,000
   2,600,000   UNIVERSITY OF TEXAS SYSTEM                                                  2.58          11/16/2005       2,600,000
   2,800,000   UNIVERSITY OF TEXAS SYSTEM                                                  2.60          12/02/2005       2,800,000
   2,090,000   UNIVERSITY OF TEXAS SYSTEM                                                  2.75          12/08/2005       2,090,000

TOTAL COMMERCIAL PAPER (COST $75,207,947)                                                                                75,207,947
                                                                                                                       ------------
MUNICIPAL BONDS & NOTES - 88.10%

ALABAMA - 2.04%
   6,000,000   BIRMINGHAM AL PUBLIC EDUCATIONAL BUILDING AUTHORITY STUDENT HOUSING
               REVENUE (OTHER REVENUE LOC)+/-#                                             2.77          07/01/2037       6,000,000
   4,300,000   WEST JEFFERSON AL IDA ALABAMA POWER COMPANY PROJECT (INDUSTRIAL
               DEVELOPMENT REVENUE)+/-#                                                    2.90          06/01/2028       4,300,000

                                                                                                                         10,300,000
                                                                                                                       ------------

ALASKA - 0.14%
     730,000   ALASKA INDUSTRIAL DEVELOPMENT AUTHORITY REVENUE PROVIDENCE MEDICAL
               OFFICE BUILDING ASSOCIATES PROJECT KBC BANK NV LOC (HEALTHCARE
               FACILITIES REVENUE LOC)+/-#                                                 2.65          06/01/2010         730,000
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
ARIZONA - 5.57%
$ 19,150,000   ARIZONA HEALTH FACILITIES AUTHORITY REVENUE BANNER HEALTH SERIES B
               (HEALTHCARE FACILITIES REVENUE LOC)+/-#                                     2.74%         01/01/2035    $ 19,150,000
   5,000,000   ARIZONA TOURISM & SPORTS AUTHORITY MULTI-PURPOSE STADIUM FACULTY
               SERIES A (SPORTS FACILITIES REVENUE, AMBAC INSURED)+/-#                     2.80          07/01/2036       5,000,000
   4,000,000   SALT RIVER PIMA MARICOPA INDIAN COMMUNITY AZ
               (OTHER REVENUE LOC)+/-#                                                     2.75          10/01/2025       4,000,000

                                                                                                                         28,150,000
                                                                                                                       ------------

CALIFORNIA - 8.21%
     200,000   CALIFORNIA HFFA REVENUE SERIES A MBIA INSURED
               (HEALTH FACILITIES FINANCING AUTHORITY REVENUE LOC)+/-#                     2.76          09/01/2028         200,000
  11,870,000   CALIFORNIA STATE DEPARTMENT OF WATER RESERVE & POWER SUPPLY REVENUE
               SERIES C-1 (POWER REVENUE LOC)+/-#                                          2.71          05/01/2022      11,870,000
     865,000   CALIFORNIA STATE ECONOMIC RECOVERY (ECONOMIC DEVELOPMENT REVENUE
               LOC)+/-#                                                                    2.78          01/01/2012         865,000
   2,090,000   CALIFORNIA STATE ECONOMIC RECOVERY SERIES C (SALES TAX REVENUE
               LOC)+/-#                                                                    2.75          07/01/2023       2,090,000
   5,690,000   CALIFORNIA STATE PUBLIC WORKS BOARD LEASE REVENUE CTFS SERIES D
               AMBAC INSURED (LEASE REVENUE LOC)+/-#                                       2.78          12/01/2019       5,690,000
   3,420,000   LOS ANGELES CA USD (PROPERTY TAX REVENUE, MBIA INSURED)+/-#                 2.77          07/01/2022       3,420,000
     150,000   METROPOLITAN WATER DISTRICT SOUTHERN CALIFORNIA SERIES C (WATER
               REVENUE LOC)+/-#                                                            2.70          07/01/2027         150,000
     350,000   ORANGE COUNTY CA WATER DISTRICT SERIES 2003A LLOYDS LOC (WATER
               REVENUE LOC)+/-#                                                            2.67          08/01/2042         350,000
   4,500,000   SAN DIEGO CA PUBLIC FACILITIES FINANCING AUTHORITY LEASE REVENUE
               CLASS C (LEASE REVENUE LOC)+/-#                                             2.80          02/15/2026       4,500,000
   5,745,000   SAN MATEO COUNTY CA TRAN DISTRICT SALES TAX REVENUE FLOATER PT 1914
               FSA INSURED (SALES TAX REVENUE LOC)+/-#                                     2.77          12/01/2007       5,745,000
   1,745,000   STATE OF CALIFORNIA MUNICIPAL SECURITIES TRUST RECEIPTS SERIES JPMC3
               (OTHER REVENUE LOC)+/-#                                                     2.81          06/01/2013       1,745,000
   3,900,000   UNIVERSITY OF CALIFORNIA REVENUE (COLLEGE & UNIVERSITY REVENUE
               LOC)+/-#                                                                    2.77          05/15/2033       3,900,000
     995,000   UNIVERSITY OF CALIFORNIA SERIES 2984 (COLLEGE & UNIVERSITY REVENUE,
               FIRST SECURITY BANK LOC)+/-#                                                2.77          05/15/2022         995,000

                                                                                                                         41,520,000
                                                                                                                       ------------

COLORADO - 2.41%
   8,345,000   ARAPOHOE COUNTY CO WATER AND WASTEWATER AUTHORITY REVENUE+/-#               2.78          12/01/2033       8,345,000
   1,800,000   ARVADA COUNTY CO WATER ENTERPRISES REVENUE FSA INSURED (WATER
               REVENUE LOC)+/-#                                                            2.70          11/01/2020       1,800,000
   2,035,000   FITZSIMONS REDEVELOPMENT AUTHORITY COLORADO REVENUE UNIVERSITY
               PHYSICIANS INCORPORATED ALLIED IRISH BANK PLC LOC
               (EDUCATIONAL FACILITIES REVENUE LOC)+/-#                                    2.79          01/01/2025       2,035,000

                                                                                                                         12,180,000
                                                                                                                       ------------

DELAWARE - 0.16%
     800,000   KENT COUNTY STUDENT HOUSING REVENUE+/-#                                     2.75          07/01/2036         800,000
                                                                                                                       ------------

FLORIDA - 3.91%
  10,890,000   BROWARD COUNTY FL HFA MFHR PROJECT 703 (HOUSING REVENUE)+/-#                2.77          09/01/2026      10,890,000
   5,785,000   DADE COUNTY FL WATER & SEWER SYSTEM
               (WATER REVENUE, FGIC INSURED)+/-#                                           2.73          10/05/2022       5,785,000
     500,000   FORT LAUDERDALE FL ANN STORCK CENTER INCORPORATED PROJECT
               (HEALTHCARE FACILITIES REVENUE LOC)+/-#                                     2.90          12/01/2014         500,000
   2,580,000   ORANGE COUNTY FL IDA INDUSTRIAL DEVELOPMENT REVENUE CENTRAL FLORIDA
               YMCA PROJECT SERIES A BANK OF AMERICA NA LOC
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-#                                    2.80          05/01/2027       2,580,000

                                                                                                                         19,755,000
                                                                                                                       ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
GEORGIA - 6.33%
$  1,430,000   FULTON COUNTY GA DEVELOPMENT AUTHORITY ALFRED & ADELE DAVIS
               (OTHER REVENUE, WACHOVIA BANK LOC)+/-#                                      2.75%         12/01/2019    $  1,430,000
   8,080,000   FULTON COUNTY GA HOSPITAL AUTHORITY REVENUE NORTHSIDE SERIES A
               (HOSPITAL REVENUE LOC)+/-#                                                  2.75          10/01/2018       8,080,000
   8,499,999   FULTON COUNTY GA NORTHSIDE SERIES B (HOSPITAL REVENUE, WACHOVIA
               BANK LOC)+/-#                                                               2.80          10/01/2033       8,500,000
   4,600,000   GEORGIA LOCAL GOVERNMENT CTFS PARTICIPATION SERIES K (GENERAL
               OBLIGATION - POLITICAL SUBDIVISION LOC)+/-#                                 2.85          12/01/2022       4,600,000
   2,000,000   GWINNETT COUNTY GA SCHOOL DISTRICT                                          3.25          12/30/2005       2,005,181
   3,000,000   HALL COUNTY GAINESVILLE GA NORTHEAST HEALTH SERIES B (HEALTHCARE
               FACILITIES REVENUE, MBIA INSURED)+/-#                                       2.80          05/15/2029       3,000,000
   4,395,000   RICHMOND COUNTY GA DEVELOPMENT AUTHORITY REVENUE (HOUSING REVENUE
               LOC)+/-#                                                                    2.76          08/01/2010       4,395,000

                                                                                                                         32,010,181
                                                                                                                       ------------

HAWAII - 0.79%
   1,600,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE LOC)+/-            2.28          12/01/2006       1,600,000
     800,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE LOC)+/-            2.28          12/01/2018         800,000
   1,600,000   HONOLULU HI CITY & COUNTY SERIES C (PROPERTY TAX REVENUE LOC)+/-            2.28          12/01/2019       1,600,000

                                                                                                                          4,000,000
                                                                                                                       ------------

ILLINOIS - 8.73%
   3,045,000   CHANNAHON IL MORRIS HOSPITAL SERIES A (HEALTHCARE FACILITIES
               REVENUE, US BANK NA LOC)+/-#                                                2.77          12/01/2023       3,045,000
   2,300,000   CHICAGO IL SALES TAX REVENUE SERIES SG 131 FGIC INSURED (SALES TAX
               REVENUE LOC)+/-#                                                            2.79          01/01/2027       2,300,000
   2,175,000   COOK COUNTY IL CTFS SERIES 458 FGIC INSURED (PROPERTY TAX REVENUE
               LOC)+/-#                                                                    2.78          11/15/2028       2,175,000
   1,000,000   EAGLE TAX-EXEMPT TRUST CTF 20021304 CLASS A (ILLINOIS STATE) FGIC
               INSURED (OTHER REVENUE LOC)+/-#                                             2.79          02/01/2027       1,000,000
   5,500,000   EAGLE TAX-EXEMPT TRUST CTF 20021306 CLASS A (CHICAGO IL PARK
               DISTRICT SERIES D) FGIC INSURED
               (RECREATIONAL FACILITIES REVENUE LOC)+/-#                                   2.79          01/01/2029       5,500,000
     950,000   ELMHURST IL REVENUE JOINT COMMISSION ACCREDITATION
               (HEALTHCARE FACILITIES REVENUE LOC)+/-#                                     2.75          07/01/2018         950,000
   2,615,000   ILLINOIS EDUCATIONAL FACILITIES AUTHORITY REVENUE NEWBERRY LIBRARY
               NORTHERN TRUST COMPANY LOC (OTHER REVENUE LOC)+/-#                          2.78          03/01/2028       2,615,000
  12,470,000   ILLINOIS FINANCE AUTHORITY RESURRECTION HEALTH SERIES C
               (HEALTHCARE FACILITIES REVENUE, LASALLE NATIONAL
               BANK NA LOC)+/-#                                                            2.76          05/15/2035      12,470,000
   1,300,000   ILLINOIS STATE CTFS SERIES G (GENERAL OBLIGATION - STATES,                  2.83          05/01/2012       1,300,000
               TERRITORIES LOC)+/-#
   1,800,000   ILLINOIS STATE SERIES 660 (PROPERTY TAX REVENUE LOC)+/-#                    2.79          11/01/2012       1,800,000
  11,000,000   UNIVERSITY OF ILLINOIS UNIVERSITY AUXILIARY FACILITIES SYSTEM
               SERIES B (COLLEGE & UNIVERSITY REVENUE, FIRST SECURITY BANK
               LOC)+/-#                                                                    2.74          04/01/2035      11,000,000

                                                                                                                         44,155,000
                                                                                                                       ------------

INDIANA - 4.54%
     400,000   HAMMOND IN SCHOOL BUILDING CORPORATION SERIES 658
               (LEASE REVENUE LOC)+/-#                                                     2.79          07/15/2012        400,000
   6,500,000   INDIANA BOND BANK REVENUE ADVANCED FUNDING PROGRAM NOTES SERIES A
               (STATE & LOCAL GOVERNMENTS LOC)                                             3.25          01/26/2006       6,519,016
   7,619,999   INDIANA HFFA DEACONESS HOSPITAL INCORPORATED (HEALTHCARE FACILITIES         2.75          01/01/2022       7,620,000
               REVENUE LOC)+/-#
   2,400,000   INDIANA HFFA REVENUE CAPITAL ACCESS DESIGNATED POOL (HEALTHCARE
               FACILITIES REVENUE LOC)+/-#                                                 2.74          01/01/2020       2,400,000
   1,245,000   INDIANA HFFA REVENUE FAYETTE MEMORIAL HOSPITAL ASSOCIATION SERIES A
               US BANK NA LOC (HEALTHCARE FACILITIES REVENUE LOC)+/-#                      2.85          10/01/2032       1,245,000
   1,600,000   INDIANA PROJECT A (HEALTH FACILITIES FINANCING AUTHORITY REVENUE,
               COMERCIA BANK CA LOC)+/-#                                                   2.85          01/01/2035       1,600,000

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
INDIANA (CONTINUED)
$  1,700,000   INDIANA STATE EDUCATIONAL FACILITIES AUTHORITY REVENUE ST MARY
               PROJECT BANK ONE INDIANA NA LOC (COLLEGE & UNIVERSITY
               REVENUE LOC)+/-#                                                            2.78%         02/15/2026    $  1,700,000
   1,495,000   INDIANAPOLIS IN THERMAL ENERGY SYSTEM PUTTERS SERIES 700 (OTHER
               REVENUE LOC)+/-#                                                            2.79          04/01/2010       1,495,000

                                                                                                                         22,979,016
                                                                                                                       ------------

IOWA - 1.86%
     400,000   IOWA FINANCE AUTHORITY REVENUE (RECREATIONAL FACILITIES REVENUE
               LOC)+/-#                                                                    2.85          06/01/2033         400,000
   8,985,000   IOWA HIGHER EDUCATION LOAN AUTHORITY REVENUE PRIVATE COLLEGES
               AMBROSE (COLLEGE & UNIVERSITY REVENUE LOC)+/-#                              2.80          04/01/2033       8,985,000

                                                                                                                          9,385,000
                                                                                                                       ------------

LOUISIANA - 1.27%
   4,000,000   EAST BATON ROUGE PARISH LA SALES TAX REVENUE (SALES TAX REVENUE
               LOC)+/-#                                                                    2.79          02/01/2024       4,000,000
   1,300,000   LAKE CHARLES LA HARBOR AND TERMINAL DISTRICT PORT FACILITIES
               (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-#                                    2.78          08/01/2007       1,300,000
   1,110,000   LOUISIANA HFA WOODWARD (HOUSING REVENUE, FHLB INSURED)+/-#                  2.85          09/01/2033       1,110,000

                                                                                                                          6,410,000
                                                                                                                       ------------

MICHIGAN - 1.63%
   3,175,000   DETROIT MI (WATER REVENUE, MBIA INSURED)+/-#                                2.78          01/01/2011       3,175,000
   1,375,000   EASTERN MICHIGAN UNIVERSITY (COLLEGE & UNIVERSITY REVENUE, FGIC
               INSURED)+/-#                                                                2.80          06/01/2027       1,375,000
   1,190,000   LIVONIA MI PUBLIC SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-#            2.79          05/01/2023       1,190,000
   2,470,000   MICHIGAN MUNICIPAL AUTHORITY (STATE & LOCAL GOVERNMENTS,
               JP MORGAN CHASE BANK LOC)                                                   4.25          08/18/2006       2,495,543

                                                                                                                          8,235,543
                                                                                                                       ------------

MINNESOTA - 7.61%
     100,000   BURNSVILLE MN MFHR BERKSHIRE PROJECT SERIES A COLLATERALIZED BY FNMA
               (MULTI-FAMILY HOUSING REVENUE LOC)+/-#                                      2.74          07/15/2030         100,000
     525,000   DAKOTA COUNTY MN HOUSING & REDEVELOPMENT AUTHORITY MFHR PT 484
               COLLATERALIZED BY FHLMC (MULTI-FAMILY HOUSING REVENUE LOC)+/-#              2.80          12/01/2022         525,000
   8,160,000   EAGAN MN MFHR FLOATS PT 1221 (MULTI-FAMILY HOUSING REVENUE LOC)+/-#         2.80          12/01/2029       8,160,000
   2,100,000   HOPKINS MN INDEPENDENT SCHOOL DISTRICT NUMBER 270 (PROPERTY TAX
               REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                            3.75          08/07/2006       2,115,366
   1,660,000   MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION AIRPORT
               REVENUES (AIRPORT REVENUE LOC)+/-#                                          2.79          01/01/2023       1,660,000
     415,000   MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH SERVICES
               SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-#                            2.74          11/15/2032         415,000
   2,500,000   MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH SERVICES
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-#                            2.74          11/15/2026       2,500,000
  10,625,000   MINNEAPOLIS MN HEALTH CARE SYSTEM REVENUE FAIRVIEW HEALTH SERVICES
               SERIES B (HEALTHCARE FACILITIES REVENUE LOC)+/-#                            2.76          11/15/2029      10,625,000
     500,000   MINNESOTA PUBLIC FACILITIES AUTHORITY WATER PCR MERLOTS 2003-B06
               (POLLUTION CONTROL REVENUE LOC)+/-#                                         2.77          03/01/2021         500,000
   1,830,000   MINNESOTA SCHOOL DISTRICTS TAX & AID ANTICIPATION BORROWING PROGRAM
               CTFS (LEASE REVENUE, SCHOOL DISTRICT CREDIT PROGRAM INSURED)                4.00          09/12/2006       1,847,472
   2,500,000   MINNESOTA STATE (PROPERTY TAX REVENUE)                                      5.00          08/01/2006       2,543,600
   5,280,000   MINNESOTA STATE HIGHER EDUCATION FACILITIES AUTHORITY REVENUE
               (HIGHER EDUCATION FACILITIES AUTHORITY REVENUE LOC)+/-#                     2.80          12/01/2034       5,280,000
   1,850,000   ST. PAUL MN HOUSING & REDEVELOPMENT AUTHORITY REVENUE MINNESOTA
               PUBLIC RADIO PROJECT ALLIED IRISH BANK PLC LOC (HOUSING REVENUE
               LOC)+/-#                                                                    2.85          05/01/2022       1,850,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
MINNESOTA (CONTINUED)
$    355,000   ST. PAUL MN PORT AUTHORITY DISTRICT COOLING REVENUE SERIES O DEXIA
               CREDIT LOCAL DE FRANCE LOC (TRANSPORTATION REVENUE LOC)+/-#                 2.85%         03/01/2012    $    355,000

                                                                                                                         38,476,438
                                                                                                                       ------------

MISSOURI - 0.71%
   3,600,000   JACKSON COUNTY MO IDA KANSAS CITY HOSPICE (OTHER REVENUE,
               FIFTH THIRD BANK LOC)+/-#                                                   2.79          01/01/2030       3,600,000
                                                                                                                       ------------

NEVADA - 0.94%
   4,520,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-#             2.79          06/01/2018       4,520,000
     230,000   WASHOE COUNTY NV SCHOOL DISTRICT (PROPERTY TAX REVENUE LOC)+/-#             2.79          06/01/2020         230,000

                                                                                                                          4,750,000
                                                                                                                       ------------

NEW HAMPSHIRE - 0.61%
   3,100,000   NEW HAMPSHIRE STATE HFA MFHR EQR BOARD PARTNERSHIP PROJECT
               (HOUSING REVENUE LOC)+/-#                                                   2.78          09/15/2026       3,100,000
                                                                                                                       ------------

NEW JERSEY - 1.28%
   6,425,000   NEW JERSEY STATE TRAN SERIES A (GENERAL OBLIGATION - STATES,
               TERRITORIES)                                                                4.00          06/23/2006       6,477,414
                                                                                                                       ------------

NEW MEXICO - 0.28%
   1,400,000   NEW MEXICO HOUSING AUTHORITY REGION III ARBORS COURTYARD APARTMENTS
               SERIES A1 (HOUSING REVENUE, FNMA INSURED)+/-#                               2.74          01/15/2033       1,400,000
                                                                                                                       ------------

NEW YORK - 3.81%
  12,465,000   NEW YORK NY (PROPERTY TAX REVENUE LOC)+/-#                                  2.78          08/01/2014      12,465,000
     600,000   NEW YORK NY (GENERAL OBLIGATION - STATES, TERRITORIES, STATE STREET
               BANK & TRUST LOC)+/-#                                                       2.80          08/01/2022         600,000
   6,215,000   NEW YORK STATE DORMITORY AUTHORITY REVENUES MENTAL HEALTH
               FACILITIES IMPROVEMENT SERIES F-2A (HEALTHCARE FACILITIES REVENUE
               LOC)+/-#                                                                    2.75          02/15/2021       6,215,000

                                                                                                                         19,280,000
                                                                                                                       ------------

NORTH CAROLINA - 3.07%
   5,500,000   MECKLENBURG COUNTY NC SERIES B (GENERAL OBLIGATION - STATES,
               TERRITORIES LOC)+/-#                                                        2.73          02/01/2026       5,500,000
   5,000,000   NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
               REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES A (HEALTHCARE
               FACILITIES REVENUE LOC)+/-#                                                 2.73          06/01/2028       5,000,000
   5,000,000   NORTH CAROLINA MEDICAL CARE COMMUNITY HEALTH CARE FACILITIES
               REVENUE DUKE UNIVERSITY HEALTH SYSTEM SERIES B (HEALTHCARE
               FACILITIES REVENUE LOC)+/-#                                                 2.73          06/01/2028       5,000,000

                                                                                                                         15,500,000
                                                                                                                       ------------

OHIO - 0.16%
     800,000   HAMILTON COUNTY OH HEALTH CARE FACILITIES REVENUE DEACONESS LONG
               TERM CARE SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-#                  2.78          05/15/2030         800,000
                                                                                                                       ------------

OREGON - 1.01%
   4,100,000   MULTNOMAH COUNTY OR HIGHER EDUCATION REVENUE CONCORDIA UNIVERSITY
               PORTLAND PROJECT (COLLEGE & UNIVERSITY REVENUE LOC)+/-#                     2.85          12/01/2029       4,100,000
   1,000,000   OREGON STATE HOMEOWNER (OTHER REVENUE, MERRILL LYNCH CAPITAL
               SERVICES LOC)+/-#                                                           2.80          05/01/2010       1,000,000

                                                                                                                          5,100,000
                                                                                                                       ------------

OTHER - 1.27%
       3,099   PITNEY BOWES CREDIT CORPORATION LEASETOPS TRUST REVENUE SERIES
               2002-1 (LEASE REVENUE LOC)+/-                                               2.95          07/19/2006           3,099
   6,425,000   SUNAMERICA TRUST (GENERAL OBLIGATION - SCHOOL DISTRICTS LOC)+/-#            2.90          07/01/2041       6,425,000

                                                                                                                          6,428,099
                                                                                                                       ------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
PENNSYLVANIA - 1.99%
$     50,000   BEAVER COUNTY PA IDA PCR TOLEDO EDISON COMPANY PROJECT (POLLUTION
               CONTROL REVENUE LOC)+/-#                                                    2.75%         06/01/2030    $     50,000
     450,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY REVENUE
               HONEYSUCKLE STUDENT HOLDING SERIES A (COLLEGE & UNIVERSITY
               REVENUE LOC)+/-#                                                            2.77          07/01/2034         450,000
   5,000,000   PENNSYLVANIA STATE HIGHER EDUCATIONAL FACILITIES AUTHORITY STUDENT
               HOUSING REVENUE (OTHER REVENUE LOC)+/-#                                     2.79          11/01/2036       5,000,000
   4,500,000   PHILADELPHIA PA AUTHORITY FOR INDUSTRIAL DEVELOPMENT REVENUES
               GIRARD ESTATE ARAMARK PJ (INDUSTRIAL DEVELOPMENT REVENUE LOC)+/-#           2.76          06/01/2032       4,500,000
      60,000   PHILADELPHIA PA WATER & WASTEWATER REVENUE (WATER REVENUE LOC)+/-#          2.74          06/15/2023          60,000

                                                                                                                         10,060,000
                                                                                                                       ------------

PUERTO RICO - 0.39%
   1,955,000   EAGLE TAX-EXEMPT TRUST CTF 20025102 CLASS A (PUERTO RICO
               COMMONWEALTH HIGHWAY & TRANSPORTATION REVENUE SERIES D)
               FSA INSURED (TOLL ROAD REVENUE LOC)+/-#                                     2.76          07/01/2027       1,955,000

                                                                                                                       ------------

SOUTH CAROLINA - 2.39%
   2,100,000   CHARLESTON SC WATERWORKS AND SEWER REVENUE BONDS SERIES 2003A+/-#           2.77          01/01/2033       2,100,000
   1,465,000   EAGLE TAX-EXEMPT TRUST CTF 20004001 CLASS A (SOUTH CAROLINA STATE
               PUBLIC SERVICE AUTHORITY REVENUE SERIES A) MBIA INSURED
               (UTILITIES REVENUE LOC)+/-#                                                 2.79          01/01/2022       1,465,000
   8,500,000   SOUTH CAROLINA JOBS ECONOMIC DEVELOPMENT AUTHORITY ECONOMIC
               DEVELOPMENT REVENUE HEARTLAND HALL EPISCOPAL (INDUSTRIAL
               DEVELOPMENT REVENUE LOC)+/-#                                                2.75          08/01/2029       8,500,000

                                                                                                                         12,065,000
                                                                                                                       ------------

SOUTH DAKOTA - 0.54%
   2,725,000   SOUTH DAKOTA STATE HEALTH & EDUCATIONAL FACILITIES REVENUE RAPID
               CITY REGIONAL HOSPITAL (HEALTHCARE FACILITIES REVENUE LOC)+/-#              2.80          09/01/2027       2,725,000
                                                                                                                       ------------

TENNESSEE - 1.46%
   4,550,000   CLARKSVILLE TN PUBLIC BUILDING AUTHORITY REVENUE (OTHER REVENUE             2.75          11/01/2027       4,550,000
               LOC)+/-#
   2,000,000   EAGLE TAX-EXEMPT TRUST CTF 20004202 CLASS A (CHATTANOOGA TN
               INDUSTRIAL DEVELOPMENT BOARD LEASE RENT REVENUE) AMBAC INSURED
               (LEASE REVENUE LOC)+/-#                                                     2.79          10/01/2027       2,000,000
     832,500   PORTLAND TN HEALTH & EDUCATION FACILITIES BOARD HOSPITAL REVENUE
               SERIES 322 (HOSPITAL REVENUE LOC)+/-#                                       2.83          11/15/2014         832,500

                                                                                                                          7,382,500
                                                                                                                       ------------

TEXAS - 5.28%
   5,290,000   DALLAS TX (PROPERTY TAX REVENUE LOC)+/-#                                    2.79          02/15/2011       5,290,000
   4,100,000   EAGLE TAX-EXEMPT TRUST CTF 20024301 CLASS A (ECTOR COUNTY TX
               INDEPENDENT SCHOOL DISTRICT) PSFG INSURED (PROPERTY TAX REVENUE
               LOC)+/-#                                                                    2.79          08/15/2020       4,100,000
     760,000   HARRIS COUNTY TX HOUSTON SPORTS AUTHORITY SPECIAL REVENUE JR. LIEN
               RODEO SERIES C MBIA INSURED (SPORTS FACILITIES REVENUE LOC)+/-#             2.83          11/15/2030         760,000
     500,000   HOUSTON TX GO (TAX REVENUE LOC)+/-#                                         2.79          03/01/2010         500,000
   1,100,000   HOUSTON TX HIGHER EDUCATION FINANCE FACILITIES REVENUE FLOATER
               RECEIPTS SERIES SG 139 SOCIETE GENERALE LOC (HIGHER EDUCATION
               FACILITIES AUTHORITY REVENUE LOC)+/-#                                       2.79          11/15/2029       1,100,000
   1,000,000   HOUSTON TX UTILITY SYSTEMS REVENUE SERIES C-13 (WATER & SEWER
               REVENUE LOC)+/-#                                                            2.77          05/15/2025       1,000,000
   3,065,000   LAREDO TX HOUSING DEVELOPMENT CORPORATION NUMBER 1 SERIES 618
               (LEASE REVENUE LOC)+/-#                                                     2.79          02/01/2010       3,065,000
     400,000   LUFKIN TX HEALTH FACILITIES DEVELOPMENT CORPORATION MEMORIAL HEALTH
               SYSTEMS (OTHER REVENUE, WACHOVIA BANK LOC)+/-#                              2.80          02/15/2035         400,000
   1,345,000   POLLY RYON HOSPITAL AUTHORITY TX POLLY RYON MEMORIAL HOSPITAL
               JP MORGAN CHASE & COMPANY LOC (HOSPITAL REVENUE LOC)+/-#                    2.78          11/01/2026       1,345,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

   NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
TEXAS (CONTINUED)
$  1,055,000   SAN ANTONIO TX WATER REVENUE (WATER REVENUE LOC)+/-#                        2.68%         05/15/2033    $  1,055,000
   8,000,000   TEXAS STATE TAX & ANTICIPATION NOTES (GENERAL OBLIGATION - STATES,
               TERRITORIES)                                                                4.50          08/31/2006       8,106,538

                                                                                                                         26,721,538
                                                                                                                       ------------

VIRGINIA - 0.45%
   2,270,000   LOUDOUN COUNTY VA SANATATION AUTHORITY WATER & SEWER REVENUE
               (WATER REVENUE LOC)+/-#                                                     2.79          01/01/2024       2,270,000
                                                                                                                       ------------

WASHINGTON - 4.73%
   2,600,000   EVERETT WA BANK OF AMERICA NA LOC (PROPERTY TAX REVENUE LOC)+/-#            2.80          12/01/2021       2,600,000
  21,300,000   KING COUNTY WA HOUSING AUTHORITY HOUSING REVENUE SERIES A
               (HOUSING REVENUE LOC)+/-#                                                   2.75          07/01/2035      21,300,000

                                                                                                                         23,900,000
                                                                                                                       ------------

WISCONSIN - 2.53%
   2,600,000   MILWAUKEE WI (GENERAL OBLIGATION - STATES, TERRITORIES LOC)                 3.50          03/23/2006       2,612,839
     800,000   MILWAUKEE WI METROPOLITAN SEWER DISTRICT (SEWER REVENUE LOC)                6.25          10/01/2005         800,000
   3,340,000   WAUKESHA WI SCHOOL DISTRICT TRAN (PROPERTY TAX REVENUE)                     4.00          08/22/2006       3,368,967
   3,200,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               GUNDERSEN LUTHERAN SERIES A (HEALTHCARE FACILITIES REVENUE LOC)+/-#         2.80          12/01/2015       3,200,000
   1,750,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               HOSPICE CARE HOLDINGS INCORPORATED (HEALTHCARE FACILITIES REVENUE
               LOC)+/-#                                                                    2.79          05/01/2030       1,750,000
   1,050,000   WISCONSIN STATE HEALTH & EDUCATIONAL FACILITIES AUTHORITY REVENUE
               PROHEALTH INCORPORATED SERIES B (HEALTHCARE FACILITIES REVENUE
               LOC)+/-#                                                                    2.80          08/15/2030       1,050,000

                                                                                                                         12,781,806
                                                                                                                       ------------

TOTAL MUNICIPAL BONDS & NOTES (COST $445,382,535)                                                                      445,382,535
                                                                                                                       ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $520,590,482)*                      102.98%                                                                      $520,590,482
OTHER ASSETS AND LIABILITIES, NET          (2.98)                                                                       (15,083,681)
                                          ------                                                                       ------------
TOTAL NET ASSETS                          100.00%                                                                      $505,506,801
                                          ======                                                                       ============

+/-   VARIABLE RATE INVESTMENTS.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

          STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  CALIFORNIA                           NATIONAL
                                                              TAX-FREE MONEY             MONEY   TAX-FREE MONEY
                                                                MARKET TRUST      MARKET TRUST     MARKET TRUST
---------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .........................   $  578,855,256   $ 1,830,228,644   $  520,590,482
   REPURCHASE AGREEMENTS ..................................                0       522,000,000                0
                                                              --------------   ---------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ........      578,855,256     2,352,228,644      520,590,482
                                                              --------------   ---------------   --------------
   CASH ...................................................           54,255            50,000           60,510
   RECEIVABLE FOR INVESTMENTS SOLD ........................                0                 0        5,031,667
   RECEIVABLES FOR DIVIDENDS AND INTEREST .................        2,576,752         5,306,804        2,229,078
                                                              --------------   ---------------   --------------
TOTAL ASSETS ..............................................      581,486,263     2,357,585,448      527,911,737
                                                              --------------   ---------------   --------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ......................       15,618,502        25,208,671       21,212,314
   DIVIDENDS PAYABLE ......................................        1,145,365         7,012,073        1,055,170
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..           95,333           381,243           80,082
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ................            1,431             1,124            2,173
   ACCRUED EXPENSES AND OTHER LIABILITIES .................          113,880           198,089           55,197
                                                              --------------   ---------------   --------------
TOTAL LIABILITIES .........................................       16,974,511        32,801,200       22,404,936
                                                              --------------   ---------------   --------------
TOTAL NET ASSETS ..........................................   $  564,511,752   $ 2,324,784,248   $  505,506,801
                                                              ==============   ===============   ==============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ........................................   $  564,527,633   $ 2,324,818,202   $  505,523,925
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............                1                 2              921
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..          (15,882)          (33,956)         (18,045)
                                                              --------------   ---------------   --------------
TOTAL NET ASSETS ..........................................   $  564,511,752   $ 2,324,784,248   $  505,506,801
                                                              --------------   ---------------   --------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
---------------------------------------------------------------------------------------------------------------
   NET ASSETS .............................................   $  564,511,752   $ 2,324,784,248   $  505,506,801
   SHARES OUTSTANDING .....................................      564,514,960     2,324,896,524      505,517,361
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ...........   $         1.00   $          1.00   $         1.00
                                                              --------------   ---------------   --------------
INVESTMENTS AT COST .......................................   $  578,855,256   $ 2,352,228,644   $  520,590,482
                                                              ==============   ===============   ==============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS --
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                                  CALIFORNIA                        NATIONAL
                                                                              TAX-FREE MONEY          MONEY   TAX-FREE MONEY
                                                                                MARKET TRUST   MARKET TRUST     MARKET TRUST
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST ...............................................................   $    7,537,823   $ 36,581,694   $    6,203,275
                                                                              --------------   ------------   --------------
TOTAL INVESTMENT INCOME ...................................................        7,537,823     36,581,694        6,203,275
                                                                              --------------   ------------   --------------

EXPENSES
   ADMINISTRATION FEES ....................................................          528,564      1,902,887          426,322
   CUSTODY FEES ...........................................................           62,184        223,869           50,156
   ACCOUNTING FEES ........................................................           24,902         63,309           22,007
   AUDIT FEES .............................................................            8,711          9,365            9,372
   LEGAL FEES .............................................................                0         15,111            2,898
   REGISTRATION FEES ......................................................                0             50            9,073
   SHAREHOLDER REPORTS ....................................................            4,342         11,834           10,136
   TRUSTEES' FEES .........................................................            3,678          3,640            3,696
   OTHER FEES AND EXPENSES ................................................            6,806         24,837            3,882
                                                                              --------------   ------------   --------------
TOTAL EXPENSES ............................................................          639,187      2,254,902          537,542
                                                                              --------------   ------------   --------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................          (15,495)       (16,203)         (35,985)
   NET EXPENSES ...........................................................          623,692      2,238,699          501,557
                                                                              --------------   ------------   --------------
NET INVESTMENT INCOME (LOSS) ..............................................        6,914,131     34,342,995        5,701,718
                                                                              --------------   ------------   --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........            5,936          1,215             (774)
                                                                              --------------   ------------   --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................            5,936          1,215             (774)
                                                                              --------------   ------------   --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................            5,936          1,215             (774)
                                                                              --------------   ------------   --------------
                                                                              $    6,920,067   $ 34,344,210   $    5,700,944
                                                                              ==============   ============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS    STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                     CALIFORNIA TAX-FREE
                                                                                                      MONEY MARKET TRUST
                                                                                             -------------------------------------
                                                                                              FOR THE SIX MONTHS           FOR THE
                                                                                             ENDED SEPTEMBER 30,        YEAR ENDED
                                                                                                2005 (UNAUDITED)    MARCH 31, 2005
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $       556,885,080   $   501,852,748

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................             6,914,131         6,464,203
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................                 5,936           (16,619)
                                                                                             -------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................             6,920,067         6,447,584
                                                                                             -------------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................            (6,914,130)       (6,464,203)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                     0           (27,520)
                                                                                             -------------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................            (6,914,130)       (6,491,723)
                                                                                             -------------------   ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................         1,303,286,568     2,140,375,718
   REINVESTMENT OF DISTRIBUTIONS .........................................................               210,977           184,739
   COST OF SHARES REDEEMED ...............................................................        (1,295,876,810)   (2,085,483,986)
                                                                                             -------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........             7,620,735        55,076,471
                                                                                             -------------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................             7,626,672        55,032,332
                                                                                             -------------------   ---------------
ENDING NET ASSETS ........................................................................   $       564,511,752   $   556,885,080
                                                                                             ===================   ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................         1,303,286,568     2,140,375,718
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................               210,978           184,739
   SHARES REDEEMED .......................................................................        (1,295,876,810)   (2,085,483,986)
                                                                                             -------------------   ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..             7,620,736        55,076,471
                                                                                             -------------------   ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $                 1   $             0
                                                                                             ===================   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS    WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                                                                      MONEY MARKET TRUST
                                                                                             --------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $     2,070,150,632   $  1,448,899,436

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................            34,342,995         24,128,932
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................                 1,215            (30,747)
                                                                                             -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................            34,344,210         24,098,185
                                                                                             -------------------   ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................           (34,342,995)       (24,128,932)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                     0                  0
                                                                                             -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................           (34,342,995)       (24,128,932)
                                                                                             -------------------   ----------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................        10,274,815,533     14,808,438,447
   REINVESTMENT OF DISTRIBUTIONS .........................................................                    79                 87
   COST OF SHARES REDEEMED ...............................................................       (10,020,183,211)   (14,187,156,591)
                                                                                             -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS...........           254,632,401        621,281,943

                                                                                             -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................           254,633,616        621,251,196
                                                                                             -------------------   ----------------
ENDING NET ASSETS ........................................................................   $     2,324,784,248   $  2,070,150,632
                                                                                             ===================   ================
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................        10,274,815,533     14,808,438,447
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                    79                 87
   SHARES REDEEMED .......................................................................       (10,020,183,211)   (14,187,156,591)
                                                                                             -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..           254,632,401        621,281,943
                                                                                             -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $                 2   $              2
                                                                                             ===================   ================

                                                                                                       NATIONAL TAX-FREE
                                                                                                      MONEY MARKET TRUST
                                                                                             --------------------------------------
                                                                                              FOR THE SIX MONTHS            FOR THE
                                                                                             ENDED SEPTEMBER 30,         YEAR ENDED
                                                                                                2005 (UNAUDITED)     MARCH 31, 2005
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..................................................................   $       293,652,708   $    563,984,655

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..........................................................             5,701,718          4,135,908
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................                  (774)           (15,831)
                                                                                             -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................             5,700,944          4,120,077
                                                                                             -------------------   ----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .................................................................            (5,701,719)        (4,135,910)
   NET REALIZED GAIN ON SALES OF INVESTMENTS .............................................                     0            (64,774)
                                                                                             -------------------   ----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ......................................................            (5,701,719)        (4,200,684)
                                                                                             -------------------   ----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .............................................................         1,749,543,082      2,077,725,612
   REINVESTMENT OF DISTRIBUTIONS .........................................................                71,054             77,112
   COST OF SHARES REDEEMED ...............................................................        (1,537,759,268)    (2,348,054,064)
                                                                                             -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS ..........           211,854,868       (270,251,340)
                                                                                             -------------------   ----------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................           211,854,093       (270,331,947)
                                                                                             -------------------   ----------------
ENDING NET ASSETS ........................................................................   $       505,506,801   $    293,652,708
                                                                                             ===================   ================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...........................................................................         1,749,543,082      2,077,725,611
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ........................................                71,053             77,111
   SHARES REDEEMED .......................................................................        (1,537,759,268)    (2,348,054,064)
                                                                                             -------------------   ----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..           211,854,867       (270,251,342)
                                                                                             -------------------   ----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................   $               921   $            922
                                                                                             ===================   ================

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                      BEGINNING         NET    NET REALIZED  DISTRIBUTIONS  DISTRIBUTIONS     ENDING
                                                      NET ASSET  INVESTMENT  AND UNREALIZED       FROM NET       FROM NET  NET ASSET
                                                      VALUE PER      INCOME     GAIN (LOSS)     INVESTMENT       REALIZED  VALUE PER
                                                          SHARE      (LOSS)  ON INVESTMENTS         INCOME          GAINS      SHARE
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
----------------------------------------------------------------------------------------------------------------- ------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ..     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2004 TO MARCH 31, 2005 ..................     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2003 TO MARCH 31, 2004 ..................     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2002 TO MARCH 31, 2003 ..................     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2001 TO MARCH 31, 2002 ..................     $   1.00        0.02            0.00         (0.02)           0.00     $ 1.00
APRIL 1, 2000 TO MARCH 31, 2001 ..................     $   1.00        0.03            0.00         (0.03)           0.00     $ 1.00

MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ..     $   1.00        0.02            0.00         (0.02)           0.00     $ 1.00
APRIL 1, 2004 TO MARCH 31, 2005 ..................     $   1.00        0.02            0.00         (0.02)           0.00     $ 1.00
APRIL 1, 2003 TO MARCH 31, 2004 ..................     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2002 TO MARCH 31, 2003 ..................     $   1.00        0.02            0.00         (0.02)           0.00     $ 1.00
APRIL 1, 2001 TO MARCH 31, 2002 ..................     $   1.00        0.03            0.00         (0.03)           0.00     $ 1.00
APRIL 1, 2000 TO MARCH 31, 2001 ..................     $   1.00        0.06            0.00         (0.06)           0.00     $ 1.00

NATIONAL TAX-FREE MONEY MARKET TRUST
------------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ..     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2004 TO MARCH 31, 2005 ..................     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2003 TO MARCH 31, 2004 ..................     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2002 TO MARCH 31, 2003 ..................     $   1.00        0.01            0.00         (0.01)           0.00     $ 1.00
APRIL 1, 2001 TO MARCH 31, 2002 ..................     $   1.00        0.02            0.00         (0.02)           0.00     $ 1.00
APRIL 1, 2000 TO MARCH 31, 2001 ..................     $   1.00        0.04            0.00         (0.04)           0.00     $ 1.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS FOR LESS THAN ONE YEAR ARE NOT ANNUALIZED AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                   WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

                                                      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    -----------------------------------------------                NET ASSETS AT
                                                    NET INVESTMENT      GROSS   EXPENSES        NET      TOTAL     END OF PERIOD
                                                     INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES  RETURN(2)   (000'S OMITTED)
--------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ..            2.22%      0.21%    (0.01)%      0.20%      1.13%      $   564,512
APRIL 1, 2004 TO MARCH 31, 2005 ..................            1.24%      0.21%    (0.01)%      0.20%      1.24%      $   556,885
APRIL 1, 2003 TO MARCH 31, 2004 ..................            0.81%      0.21%    (0.01)%      0.20%      0.82%      $   501,853
APRIL 1, 2002 TO MARCH 31, 2003 ..................            1.16%      0.24%    (0.04)%      0.20%      1.18%      $   830,713
APRIL 1, 2001 TO MARCH 31, 2002 ..................            1.92%      0.25%    (0.05)%      0.20%      2.01%      $   852,775
APRIL 1, 2000 TO MARCH 31, 2001 ..................            3.33%      0.23%    (0.03)%      0.20%      3.41%      $   590,286

MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ..            3.07%      0.20%     0.00 %      0.20%      1.54%      $ 2,324,784
APRIL 1, 2004 TO MARCH 31, 2005 ..................            1.59%      0.20%     0.00 %      0.20%      1.61%      $ 2,070,151
APRIL 1, 2003 TO MARCH 31, 2004 ..................            0.98%      0.21%    (0.01)%      0.20%      1.00%      $ 1,448,899
APRIL 1, 2002 TO MARCH 31, 2003 ..................            1.56%      0.23%    (0.03)%      0.20%      1.58%      $ 1,823,970
APRIL 1, 2001 TO MARCH 31, 2002 ..................            3.02%      0.22%    (0.02)%      0.20%      3.27%      $ 1,776,435
APRIL 1, 2000 TO MARCH 31, 2001 ..................            6.20%      0.22%    (0.02)%      0.20%      6.44%      $ 1,161,092

NATIONAL TAX-FREE MONEY MARKET TRUST
--------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ..            2.27%      0.21%    (0.01)%      0.20%      1.15%      $   505,507
APRIL 1, 2004 TO MARCH 31, 2005 ..................            1.18%      0.22%    (0.02)%      0.20%      1.25%      $   293,653
APRIL 1, 2003 TO MARCH 31, 2004 ..................            0.86%      0.21%    (0.01)%      0.20%      0.86%      $   563,985
APRIL 1, 2002 TO MARCH 31, 2003 ..................            1.28%      0.22%    (0.02)%      0.20%      1.30%      $   507,048
APRIL 1, 2001 TO MARCH 31, 2002 ..................            2.08%      0.24%    (0.04)%      0.20%      2.25%      $   627,773
APRIL 1, 2000 TO MARCH 31, 2001 ..................            3.89%      0.25%    (0.05)%      0.20%      4.01%      $   339,791

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the California Tax-Free Money Market Trust, Money Market Trust, and National Tax-Free Money Market Trust.

      Each Fund, except for the California Tax-Free Money Market Trust, is a diversified series of the Trust. The California Tax-Free Money Market Trust is a non-diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of the identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

      At March 31, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                 Capital Loss
        Fund                         Year Expires               Carryforwards

        MONEY MARKET TRUST               2012                      $ 2,491

                                         2013                       32,680

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                       WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
        Fund                                                    Capital Loss

        CALIFORNIA TAX-FREE MONEY MARKET TRUST                    $21,819

        NATIONAL TAX-FREE MONEY MARKET TRUST                       17,271

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the advisory contract, Funds Management does not receive a fee for providing those services.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 (% of Average
                             Average Daily Net Assets          Daily Net Assets)

        ALL FUNDS                   $0 - $4.99 billion                0.17
                            $5 billion - $9.99 billion                0.16
                                        >$9.99 billion                0.15

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % of Average
                                                               Daily Net Assets

        ALL FUNDS                                                    0.02

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the six months ended September 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                  Net Operating
        Fund                                                     Expense Ratios

        CALIFORNIA TAX-FREE MONEY MARKET TRUST                       0.20%

        MONEY MARKET TRUST                                           0.20%

        NATIONAL TAX-FREE MONEY MARKET TRUST                         0.20%

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
Thomas S. Goho            Trustee, since 1987         Associate Professor of Finance,           None
63                                                    Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy.
--------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO, and Co-                    None
63                        (Chairman, since            Founder of Crystal Geyser
                          2005)                       Water Company and President
                                                      of Crystal Geyser Roxane Water
                                                      Company.
--------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. Prior thereto, President         None
72                                                    of Richard M. Leach Associates
                                                      (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the public            None
53                                                    relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
--------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of              None
65                                                    Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES**

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate              None
61                                                    Developer; Chairman of White
                                                      Point Capital, LLC.
--------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE           PAST FIVE YEARS                           OTHER DIRECTORSHIPS
Karla M. Rabusch          President, since 2003       Executive Vice President of               None
46                                                    Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior
                                                      Vice President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003       Senior Vice President of Wells            None
36                                                    Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
--------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Vice President and Managing               None
45                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC.
                                                      Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' website at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

CALIFORNIA TAX-FREE MONEY MARKET TRUST, NATIONAL TAX-FREE MONEY MARKET TRUST AND MONEY MARKET TRUST
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the California Tax-Free Money Market Trust, National Tax-Free Money Market Trust and Money Market Trust (the "Funds"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Funds. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios of the Funds were equal to, or lower than, the Funds' Peer Groups' median net operating expense ratios.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS          OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Groups. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationships with the Funds was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and Wells Capital Management as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or Wells Capital Management and its affiliates).

      The Board also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER INFORMATION (UNAUDITED)          WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS
--------------------------------------------------------------------------------

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of Funds Management and Wells Capital Management at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE MONEY MARKET TRUSTS                  LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           -- Association of Bay Area Governments
ADR            -- American Depository Receipts
AMBAC          -- American Municipal Bond Assurance Corporation
AMT            -- Alternative Minimum Tax
ARM            -- Adjustable Rate Mortgages
BART           -- Bay Area Rapid Transit
CDA            -- Community Development Authority
CDSC           -- Contingent Deferred Sales Charge
CGIC           -- Capital Guaranty Insurance Company
CGY            -- Capital Guaranty Corporation
CMT            -- Constant Maturity Treasury
COFI           -- Cost of Funds Index
Connie Lee     -- Connie Lee Insurance Company
COP            -- Certificate of Participation
CP             -- Commercial Paper
CTF            -- Common Trust Fund
DW&P           -- Department of Water & Power
DWR            -- Department of Water Resources
EDFA           -- Education Finance Authority
FFCB           -- Federal Farm Credit Bank
FGIC           -- Financial Guaranty Insurance Corporation
FHA            -- Federal Housing Authority
FHLB           -- Federal Home Loan Bank
FHLMC          -- Federal Home Loan Mortgage Corporation
FNMA           -- Federal National Mortgage Association
FRN            -- Floating Rate Notes
FSA            -- Financial Security Assurance, Inc
GDR            -- Global Depository Receipt
GNMA           -- Government National Mortgage Association
GO             -- General Obligation
HFA            -- Housing Finance Authority
HFFA           -- Health Facilities Financing Authority
IDA            -- Industrial Development Authority
IDR            -- Industrial Development Revenue
LIBOR          -- London Interbank Offered Rate
LLC            -- Limited Liability Corporation
LOC            -- Letter of Credit
LP             -- Limited Partnership
MBIA           -- Municipal Bond Insurance Association
MFHR           -- Multi-Family Housing Revenue
MUD            -- Municipal Utility District
MTN            -- Medium Term Note
PCFA           -- Pollution Control Finance Authority
PCR            -- Pollution Control Revenue
PFA            -- Public Finance Authority
PLC            -- Private Placement
PSFG           -- Public School Fund Guaranty
RAW            -- Revenue Anticipation Warrants
RDA            -- Redevelopment Authority
RDFA           -- Redevelopment Finance Authority
R&D            -- Research & Development
SFHR           -- Single Family Housing Revenue
SFMR           -- Single Family Mortgage Revenue
SLMA           -- Student Loan Marketing Association
STEERS         -- Structured Enhanced Return Trust
TBA            -- To Be Announced
TRAN           -- Tax Revenue Anticipation Notes
USD            -- Unified School District
V/R            -- Variable Rate
WEBS           -- World Equity Benchmark Shares
XLCA           -- XL Capital Assurance

[LOGO]
WELLS   ADVANTAGE
FARGO   FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web:www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                 RT53232 11-05
                                                               SMMF/SAR119 09-05

                                                              [LOGO]
                                                              WELLS  ADVANTAGE
                                                              FARGO  FUNDS

                                                              SEPTEMBER 30, 2005

                                                              Semi-Annual Report

      WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

Table of Contents

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Money Market Overview .....................................................    2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    4
Fund Expenses .............................................................    5
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Liquidity Reserve Money Market Fund ....................................    6
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    9
   Statement of Operations ................................................   10
   Statements of Changes in Net Assets ....................................   11
   Financial Highlights ...................................................   12
Notes to Financial Statements .............................................   14
--------------------------------------------------------------------------------
Other Information .........................................................   17
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   22
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND (the Fund) semi-annual report for the six-month period ending September 30, 2005. On the following pages, you will find the money market overview and facts and figures about the Fund's investment portfolio.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      In the second quarter of 2005, longer-term interest rates helped to offset the impact of rising oil prices, a stronger U.S. dollar, and further credit tightening by the Federal Reserve. Growth slowed to an estimated 3.3% rate during the second quarter, down from the previous quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      Money market rates continued to rise through the six-month reporting period, as the Federal Open Market Committee (the FOMC) raised the target Federal funds rate by 0.25% at each meeting during the period. The target FOMC funds rate rose from 2.75% on March 31, 2005, to 3.75% on September 30, 2005. This is up from the low of 1% in June 2004. The FOMC continued to cite a balance between the risks of slowing economic growth and rising inflation, and consistently stated it would plan to raise rates in a "measured" fashion. The markets continued to underestimate the FOMC's resolve, as forward interest rates consistently reflected a pause in the FOMC's course. This led to a flatter money market yield curve as longer-term money market rates moved higher at a slower pace than shorter-term money market rates.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to be markedly different from the highs we experienced at the end of last year. Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                           MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ending September 30, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      During the reporting period, the Federal Open Markets Committee (FOMC) raised the target Federal Funds rate -- the interest rate at which banks lend to each other overnight -- by one-quarter of a percentage point at each regularly scheduled meeting. Although the FOMC expressed its intentions to raise rates, there was a great deal of uncertainty as to whether it would pursue this course at its September 20, 2005 meeting in the wake of Hurricane Katrina. This expectation of a pause in rising rates caused a brief rally in the markets that dropped yields on the one-year London Inter-Bank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. At its September meeting, the FOMC acknowledged the tragedy of the hurricane, yet believed that the "dislocation of economic activity and boost to energy prices" did not pose a "persistent threat," and raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the reporting period, but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 30, 2005, and as narrow as 0.28% on September 2, 2005. One-month rates moved consistently and steadily higher throughout the period and any volatility was on the long end of the yield curve. One-year rates began the second quarter by moving lower, from 3.84% at the end of March 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005, finally closing the period at 4.41%.

      The amount of commercial paper outstanding continued to increase through the six-month period. Total commercial paper increased by over 12%, from $1.43 trillion on March 31, 2005, to $1.61 trillion on September 30, 2005.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of Federal agency obligations available on the market. In addition, higher interest rates, which slowed mortgage refinancing, and new regulations that required the largest government agencies to improve their capital ratios, have both led to a significant drop-off in new borrowing. As these trends continue, yields on agency obligations are expected to remain well below those of prime money market securities.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Yields on short-term U.S. Treasury securities have defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has remained steady since early August of 2005. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August 2005, the yield on a three-month U.S. Treasury bill has since traded in a narrow range, mostly between 3.45% and 3.55%. This was during a period when the three-month LIBOR climbed steadily from 3.70% to 4.06%. As a result, the spread between the three-month U.S. Treasury bill and LIBOR increased from about 0.35% at the end of March 2005 to over 0.50% at the end of September 2005.

      A number of factors contributed to the heavy demand for U.S. Treasuries at the end of the period. Broker/dealers had short positions in the U.S. Treasury bill market during the period having sold bills with the expectation that rates would rise and the bills could be repurchased at a profit, which not only increased their demand but also demand from investors. Foreign central banks continued to acquire U.S. Treasuries of all maturities. As oil prices climbed, petroleum-producing nations invested their increased revenues in U.S. Treasuries, and as the Federal Reserve temporarily injected reserves into the monetary system, they did so by acquiring U.S. Treasuries, either outright or under repurchase agreements.

      The tightening of supply in the U.S. Treasury market had a profound impact on the repurchase agreement (repo) market as the period ended. Repos that are collateralized by U.S. Treasury securities normally yield 0.05% to 0.07% less than repos collateralized by Federal agency securities. At the end of this period, U.S. Treasury-backed repos yielded 0.65% less than agency-backed repos.

MONEY MARKET OVERVIEW

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-free rates were highly volatile during the period. Selling that occurred around the April 15 tax day reduced demand for Variable Rate Demand Notes and rates rose. By June 2005, municipal rates declined as investors returned to the market. In July, municipal rates continued to decline as the FOMC raised the Fed funds rate. Municipal rates increased once again in September as the corporate tax day greatly lowered demand. Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand.

      Typically, most of the money market-eligible issuances of California fixed-rate notes occur in June. The amount of issuances in June of 2005 was greatly reduced from last year and initially led to lower yields. Further, many municipal market participants believed that the FOMC would be slowing the pace of rate increases. As time progressed, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Fund to be highly sensitive to changes in market rates. Our approach includes making use of shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio's yields to adjust quickly in line with rising money market rates. We will continue to manage the Fund to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

The views expressed are as of September 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                                             INCEPTION DATE
   David M. Sylvester                                      7/31/2002

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                  6 Month*  1-Year  Life of Fund
                                                  --------  ------  ------------
Liquidity Reserve Money Market Fund                 1.16     1.81      0.82
Benchmark
  iMoneyNet First Tier Retail Money Fund
    Average(2)                                      1.21     1.92      1.04

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                  3.01%
7-Day Compound Yield                 3.05%
30-Day Simple Yield                  2.89%
30-Day Compound Yield                2.93%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating/Variable Rate Bonds/Notes    (18%)
Repurchase Agreements                  21%)
Time Deposits                         (11%)
Commercial Paper                      (40%)
Certificates of Deposit                (3%)
Bank Notes                             (1%)
FHLB                                   (2%)
Corporate Bonds                        (4%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity              37 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

2-14 days                             (53%)
15-29 days                            (20%)
30-59 days                             (9%)
60-89 days                             (5%)
90-179 days                           (10%)
180-269 days                           (1%)
270 + days                             (2%)

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.92%.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

FUND EXPENSES          WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning     Ending
                                             Account      Account     Expenses     Net Annual
                                              Value        Value     Paid During    Expense
Liquidity Reserve Money Market Fund        04/01/2005   09/30/2005     Period*       Ratio
---------------------------------------------------------------------------------------------
Actual                                     $ 1,000.00   $ 1,011.60      $4.64        0.92%
Hypothetical (5% return before expenses)   $ 1,000.00   $ 1,020.46      $4.66        0.92%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                            INTEREST RATE   MATURITY DATE        VALUE
AGENCY NOTES - INTEREST BEARING - 2.18%
$ 30,000,000   FHLB+/-                                                      3.41%        10/05/2005     $    29,999,916
  15,000,000   FHLB                                                         4.00         08/18/2006          15,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $44,999,916)                                                     44,999,916
                                                                                                        ---------------

ASSET-BACKED SECURITIES - 0.33%
   4,000,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST                     3.84         09/06/2006           4,000,000
   2,826,136   CAPITAL AUTO RECEIVABLES ASSET TRUST+/-++                    3.78         06/15/2006           2,826,136

TOTAL ASSET-BACKED SECURITIES (COST $6,826,136)                                                               6,826,136
                                                                                                        ---------------

CERTIFICATES OF DEPOSIT - 3.34%
  10,000,000   BARCLAYS BANK PLC                                            4.14         09/20/2006          10,000,000
  25,000,000   CDC IXIS                                                     2.45         10/06/2005          25,000,000
   7,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                          2.75         11/14/2005           7,000,000
  15,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                          4.18         09/22/2006          15,000,000
  12,000,000   ROYAL BANK OF SCOTLAND NEW YORK                              3.83         03/06/2006          11,996,433

TOTAL CERTIFICATES OF DEPOSIT (COST $68,996,433)                                                             68,996,433
                                                                                                        ---------------

COMMERCIAL PAPER - 39.35%
  45,000,000   ALLIANCE & LEICESTER PLC^                                    4.07         03/23/2006          44,130,038
  14,000,000   AMSTEL FUNDING CORPORATION^                                  3.40         11/23/2005          13,932,567
  55,000,000   AMSTERDAM FUNDING CORPORATION^                               3.70         10/19/2005          54,909,556
  30,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                        2.85         12/15/2005          29,826,625
  15,000,000   AQUINAS FUNDING LLC^                                         3.93         02/21/2006          14,769,112
  30,000,000   ATLAS CAPITAL FUNDING CORPORATION+/-++                       3.81         02/27/2006          30,000,000
  50,000,000   ATOMIUM FUNDING CORPORATION^                                 3.64         10/17/2005          49,929,319
  25,000,000   BANCO BILBAO VIZCAYA ARGENTARIA PUERTO RICO^                 3.63         10/07/2005          24,989,917
  20,000,000   BANK OF IRELAND^                                             3.72         01/18/2006          19,779,164
  50,000,000   BARCLAYS US FUNDING LLC^                                     3.61         10/28/2005          49,874,653
  20,000,000   BEAR STEARNS COMPANY INCORPORATED^                           3.92         10/03/2005          20,000,000
  20,000,000   CONCORD MINUTEMEN CAPITAL COMPANY^                           3.72         11/17/2005          19,907,000
  20,000,000   CROWN POINT CAPITAL COMPANY^                                 3.63         10/05/2005          19,995,967
  14,000,000   FORTIS FUNDING LLC^                                          3.48         02/27/2006          13,800,831
  20,000,000   GALAXY FUNDING INCORPORATED^                                 3.53         10/18/2005          19,970,583
  45,000,000   GRAMPIAN FUNDING LLC^                                        3.63         11/04/2005          44,854,800
  15,000,000   GRAMPIAN FUNDING LLC^                                        4.10         03/29/2006          14,697,625
  14,000,000   HSBC BANK CANADA^                                            3.50         02/17/2006          13,813,528
  20,000,000   IRISH LIFE & PERMANENT^                                      3.72         11/17/2005          19,907,000
  10,000,000   KLIO II FUNDING CORPORATION^                                 3.64         10/31/2005           9,971,689
  14,000,000   LEGACY CAPITAL LLC^                                          3.38         11/16/2005          13,942,164
  60,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                        3.75         01/18/2006          59,331,250
  20,000,000   LIQUID FUNDING LIMITED+/-++                                  3.69         11/07/2005          20,000,000
  25,000,000   SANTANDER CENTRAL HISPANO FINANCE^                           3.72         11/18/2005          24,881,167
  20,000,000   SANTANDER CENTRAL HISPANO FINANCE^                           3.95         12/30/2005          19,806,889
  35,000,000   SEDNA FINANCE INCORPORATED^                                  3.60         10/20/2005          34,940,500
  20,000,000   SEDNA FINANCE INCORPORATED^                                  3.75         11/22/2005          19,895,833
  30,000,000   SHEFFIELD RECEIVABLES^                                       3.64         10/03/2005          30,000,000

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

      LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                            INTEREST RATE   MATURITY DATE       VALUE
COMMERCIAL PAPER (CONTINUED)
$ 45,000,000   SOLITAIRE FUNDING LLC^                                       3.63%         10/17/2005    $    44,936,475
  15,000,000   SOLITAIRE FUNDING LLC^                                       3.93          12/13/2005         14,883,737

TOTAL COMMERCIAL PAPER (COST $811,677,989)                                                                  811,677,989
                                                                                                        ---------------

CORPORATE BONDS & NOTES - 1.02%
   9,000,000   LASALLE NATIONAL BANK                                        4.24          07/26/2006          9,009,705
   7,000,000   MCDONALD'S CORPORATION+/-++                                  4.49          03/07/2006          7,027,787
   5,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++              3.55          01/10/2006          5,000,000

TOTAL CORPORATE BONDS & NOTES (COST $21,037,492)                                                             21,037,492
                                                                                                        ---------------

EXTENDABLE BONDS - 5.38%
  10,000,000   3M COMPANY++                                                 5.67          12/12/2005         10,052,796
   5,000,000   AMERICAN GENERAL FINANCE+/-++                                3.77          10/13/2006          5,000,000
  20,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                      3.80          10/06/2006         20,000,000
  17,000,000   ISLANDS BANK+/-++                                            3.87          10/20/2006         17,000,000
  10,000,000   MORGAN STANLEY+/-                                            3.92          09/01/2006         10,000,000
  21,000,000   NORDEA BANK AB+/-++                                          3.71          10/11/2006         21,000,000
  15,000,000   NORTHERN ROCK PLC+/-++                                       3.69          08/03/2006         15,000,000
  10,000,000   NORTHERN ROCK PLC+/-++                                       3.85          10/06/2006         10,000,000
   3,000,000   PREMIUM ASSET TRUST+/-++                                     3.78          09/15/2006          3,000,000

TOTAL EXTENDABLE BONDS (COST $111,052,796)                                                                  111,052,796
                                                                                                        ---------------

MEDIUM TERM NOTES - 13.30%
  26,200,000   BANK OF AMERICA SECURITIES+/-#                               4.02          09/09/2034         26,200,000
   8,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                      4.09          09/09/2049          8,000,000
  32,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                      4.09          09/09/2049         32,000,000
  43,000,000   BNP PARIBAS NEW YORK BRANCH+/-                               3.73          06/19/2006         42,993,166
  40,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK+/-                       3.86          05/19/2006         40,000,000
  15,000,000   FIVE FINANCE INCORPORATED++                                  2.44          10/07/2005         14,999,971
  13,000,000   LIQUID FUNDING LIMITED+/-++                                  3.83          09/29/2006         13,000,000
  15,000,000   MARSHALL & ILSLEY BANK                                       5.21          12/15/2005         15,067,020
  10,000,000   NATIONWIDE BUILDING SOCIETY+/-++                             3.69          10/06/2006         10,000,000
  30,000,000   NORTHERN ROCK PLC+/-++                                       3.81          01/13/2006         30,007,923
   2,000,000   PREMIUM ASSET TRUST SERIES 04-08+/-++                        3.78          10/14/2005          2,000,000
   9,000,000   STANDARD FEDERAL BANK                                        2.92          12/01/2005          8,999,714
  11,000,000   USAA CAPITAL CORPORATION++                                   3.13          12/15/2005         11,006,232
  20,000,000   WHITE PINE FINANCE LLC+/-++                                  3.69          04/12/2006         19,998,788

TOTAL MEDIUM TERM NOTES (COST $274,272,814)                                                                 274,272,814
                                                                                                        ---------------

PROMISSORY NOTES - 2.13%
  29,000,000   CITIGROUP GLOBAL+/-#                                         4.01          09/09/2049         29,000,000
  15,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                          3.71          07/26/2006         15,000,000

TOTAL PROMISSORY NOTES (COST $44,000,000)                                                                    44,000,000
                                                                                                        ---------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

      LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                            INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 21.38%
$106,966,747   BANK OF AMERICA NA - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $107,001,511)         3.90%          10/03/2005    $   106,966,747
  80,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY
               US GOVERNMENT SECURITIES (MATURITY VALUE $80,026,000)       3.90           10/03/2005         80,000,000
  50,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $50,016,250)          3.90           10/03/2005         50,000,000
  47,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $47,015,353)          3.92           10/03/2005         47,000,000
  52,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $52,022,071)          3.82           10/04/2005         52,000,000
  52,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $52,033,107)          3.82           10/06/2005         52,000,000
  53,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US
               GOVERNMENT SECURITIES (MATURITY VALUE $53,039,264)          3.81           10/07/2005         53,000,000

TOTAL REPURCHASE AGREEMENTS (COST $440,966,747)                                                             440,966,747
                                                                                                        ---------------

TIME DEPOSITS - 11.44%
  53,000,000   DANSKE BANK A S COPENHAGEN                                  3.94           10/03/2005         53,000,000
  51,000,000   DEXIA BANK GRAND CAYMAN                                     3.79           10/03/2005         51,000,000
  27,000,000   FORTIS BANK GRAND CAYMAN                                    3.91           10/03/2005         27,000,000
  53,000,000   ING BELGIUM SA NV                                           3.92           10/03/2005         53,000,000
  52,000,000   SOCIETE GENERALE PARIS                                      3.81           10/05/2005         52,000,000

TOTAL TIME DEPOSITS (COST $236,000,000)                                                                     236,000,000
                                                                                                        ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $2,059,830,323)*                                      99.85%                                      $ 2,059,830,323
OTHER ASSETS AND LIABILITIES, NET                            0.15                                             3,017,189
                                                           ------                                       ---------------
TOTAL NET ASSETS                                           100.00%                                      $ 2,062,847,512
                                                           ======                                       ===============

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005 (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ................................   $ 1,618,863,576
   REPURCHASE AGREEMENTS .........................................       440,966,747
                                                                     ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...............     2,059,830,323
                                                                     ---------------
   CASH ..........................................................            50,000
   RECEIVABLES FOR DIVIDENDS AND INTEREST ........................         4,607,142
   PREPAID EXPENSES AND OTHER ASSETS .............................            23,807
                                                                     ---------------
TOTAL ASSETS .....................................................     2,064,511,272
                                                                     ---------------

LIABILITIES
   DIVIDENDS PAYABLE .............................................           342,523
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .........           869,721
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR .......................           451,516
                                                                     ---------------
TOTAL LIABILITIES ................................................         1,663,760
                                                                     ---------------
TOTAL NET ASSETS .................................................   $ 2,062,847,512
                                                                     ---------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...............................................   $ 2,062,878,524
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .........           (31,012)
                                                                     ---------------
TOTAL NET ASSETS .................................................   $ 2,062,847,512
                                                                     ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------
   NET ASSETS ....................................................   $ 2,062,847,512
   SHARES OUTSTANDING ............................................     2,062,878,524
   NET ASSET VALUE AND OFFERING PRICE PER SHARE ..................   $          1.00
                                                                     ---------------
INVESTMENTS AT COST ..............................................   $ 2,059,830,323
                                                                     ===============

(1)   THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

          STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INVESTMENT INCOME
   INTEREST ..........................................................   $ 33,013,098
                                                                         ------------
TOTAL INVESTMENT INCOME ..............................................     33,013,098
                                                                         ------------

EXPENSES
   ADVISORY FEES .....................................................      2,932,824
   ADMINISTRATION FEES ...............................................      2,755,091
   CUSTODY FEES ......................................................        204,081
   SHAREHOLDER SERVICING FEES ........................................      2,551,010
   ACCOUNTING FEES ...................................................         58,634
   DISTRIBUTION FEES (NOTE 3) ........................................      1,669,362
   AUDIT FEES ........................................................          8,364
   LEGAL FEES ........................................................         19,181
   REGISTRATION FEES .................................................         13,166
   SHAREHOLDER REPORTS ...............................................        145,937
   TRUSTEES' FEES ....................................................          3,682
   OTHER FEES AND EXPENSES ...........................................         23,039
                                                                         ------------
TOTAL EXPENSES .......................................................     10,384,371
                                                                         ------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ......................     (1,026,643)
   NET EXPENSES ......................................................      9,357,728
                                                                         ------------
NET INVESTMENT INCOME (LOSS) .........................................     23,655,370
                                                                         ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...            405
                                                                         ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ............................            405
                                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...............            405
                                                                         ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
                                                                         $ 23,655,775
                                                                         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                                                FOR THE
                                                                       SIX MONTHS ENDED              FOR THE
                                                                     SEPTEMBER 30, 2005           YEAR ENDED
                                                                            (UNAUDITED)       MARCH 31, 2005
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

   BEGINNING NET ASSETS ..........................................      $ 1,955,506,015      $ 1,734,451,320

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................           23,655,370           15,102,968
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................                  405              (29,896)
                                                                        ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..           23,655,775           15,073,072
                                                                        ---------------      ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME .........................................          (23,655,370)         (15,102,968)
                                                                        ---------------      ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................          (23,655,370)         (15,102,968)
                                                                        ---------------      ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD .....................................          855,000,888        1,042,114,051
   REINVESTMENT OF DISTRIBUTIONS .................................           23,312,848           15,102,759
   COST OF SHARES REDEEMED .......................................         (770,972,644)        (836,132,219)
                                                                        ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS ...............................................          107,341,092          221,084,591
                                                                        ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS ............................          107,341,497          221,054,695
                                                                        ---------------      ---------------
ENDING NET ASSETS ................................................      $ 2,062,847,512      $ 1,955,506,015
                                                                        ===============      ===============

SHARES ISSUED AND REDEEMED:
   SHARES SOLD ...................................................          855,000,888        1,042,114,051
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS ................           23,312,848           15,102,759
   SHARES REDEEMED ...............................................         (770,972,643)        (836,132,219)
                                                                        ---------------      ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
CAPITAL SHARE TRANSACTIONS .......................................          107,341,093          221,084,591
                                                                        ---------------      ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME ............      $             0      $             0
                                                                        ===============      ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND   FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                            NET REALIZED
                                                                   BEGINNING          NET            AND   DISTRIBUTIONS
                                                                   NET ASSET   INVESTMENT     UNREALIZED        FROM NET
                                                                   VALUE PER       INCOME        GAIN ON      INVESTMENT
                                                                       SHARE       (LOSS)    INVESTMENTS          INCOME
------------------------------------------------------------------------------------------------------------------------
LIQUIDITY RESERVE MONEY MARKET FUND
------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ................    $ 1.00        0.01          0.00           (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 ................................    $ 1.00        0.01          0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ................................    $ 1.00        0.00          0.00            0.00
JULY 31, 2002(3) TO MARCH 31, 2003 .............................    $ 1.00        0.00          0.00            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3)   COMMENCEMENT OF OPERATIONS.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS   WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

                                                       DISTRIBUTIONS     ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            FROM NET   NET ASSET   -----------------------------------------------
                                                            REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                               GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....      0.00         $  1.00         2.32%         1.02%     (0.10)%    0.92%
APRIL 1, 2004 TO MARCH 31, 2005 .....................      0.00         $  1.00         0.81%         1.12%     (0.12)%    1.00%
APRIL 1, 2003 TO MARCH 31, 2004 .....................      0.00         $  1.00         0.16%         1.19%     (0.19)%    1.00%
JULY 31, 2002(3) TO MARCH 31, 2003 ..................      0.00         $  1.00         0.64%         1.07%     (0.15)%    0.92%

                                                                        NET ASSETS AT
                                                            TOTAL       END OF PERIOD
                                                        RETURN(2)     (000'S OMITTED)
-------------------------------------------------------------------------------------
APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) .....     1.16%         $2,062,848
APRIL 1, 2004 TO MARCH 31, 2005 .....................     0.80%         $1,955,506
APRIL 1, 2003 TO MARCH 31, 2004 .....................     0.17%         $1,734,451
JULY 31, 2002(3) TO MARCH 31, 2003 ..................     0.46%         $1,054,549

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Liquidity Reserve Money Market Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                        Deferred Post-October
    Fund                                                     Capital Loss

    LIQUIDITY RESERVE MONEY MARKET FUND                         $8,781

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                  Advisory Fee                                      Sub-Advisory Fee
                           Average Daily         (% of Average                     Average Daily     (% of Average
Fund                        Net Assets         Daily Net Assets)    Sub-Adviser      Net Assets    Daily Net Assets)
LIQUIDITY RESERVE  $         0 - $ 999 million       0.300         Wells Capital  $0 - $1 billion         0.05
MONEY MARKET FUND  $ 1 billion - $4.99 billion       0.275            Management     > $1 billion         0.04
                               > $4.99 billion       0.250          Incorporated

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                 (% of Average
    Fund                           Average Daily Net Assets    Daily Net Assets)

    LIQUIDITY RESERVE MONEY
       MARKET FUND                $        0 - $4.99 billion          0.27
                                  $5 billion - $9.99 billion          0.26
                                             > $9.99 billion          0.25

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rate:

                                                                  % of Average
    Fund                                                       Daily Net Assets

    LIQUIDITY RESERVE MONEY MARKET FUND                               0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                                  % of Average
    Fund                                                        Daily Net Assets

    LIQUIDITY RESERVE MONEY MARKET FUND                               0.25

      For the six months ended September 30, 2005, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      Effective August 1, 2005, the Fund is not subject to distribution fees. Prior to August 1, 2005, the Trust had adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees were charged to Investor Class shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets. Prior to April 11, 2005, Stephens Inc. ("Stephens") served as distributor for the Fund and received an annual fee of up to 0.25% of average daily net assets from Investor Class shares of the Fund.

      For the six months ended September 30, 2005, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended September 30, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custodian and shareholder servicing fees, if any. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                   Net Operating
    Fund                                                           Expense Ratio

    LIQUIDITY RESERVE MONEY MARKET FUND                                0.76%*

* Effective August 1, 2005. Prior to August 1, 2005, the net operating expense ratio was 1.00%.

OTHER INFORMATION (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE **     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee, since 1987      Associate Professor of Finance,      None
63                                                  Wake Forest University, Calloway
                                                    School of Business and
                                                    Accountancy.
------------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee, since 1998      Chairman, CEO, and Co- Founder       None
63                         (Chairman, since 2005)   of Crystal Geyser Water Company
                                                    and President of Crystal Geyser
                                                    Roxane Water Company.
------------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee, since 1987      Retired. Prior thereto,              None
72                                                  President of Richard M. Leach
                                                    Associates (a financial
                                                    consulting firm).
------------------------------------------------------------------------------------------------------------
Timothy J. Penny           Trustee, since 1996      Senior Counselor to the public       None
53                                                  relations firm of Himle-Horner
                                                    and Senior Fellow at the
                                                    Humphrey Institute, Minneapolis,
                                                    Minnesota (a public policy
                                                    organization).
------------------------------------------------------------------------------------------------------------
Donald C. Willeke          Trustee, since 1996      Principal of the law firm of         None
65                                                  Willeke & Daniels.
------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
 NAME AND AGE              LENGTH OF SERVICE **     PAST FIVE YEARS                      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
J. Tucker Morse            Trustee, since 1987      Private Investor/Real Estate         None
61                                                  Developer; Chairman of White
                                                    Point Capital, LLC.
------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE        PAST FIVE YEARS                      OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch           President, since 2003    Executive Vice President of          None
46                                                  Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of  Wells
                                                    Fargo Funds Management, LLC
                                                    from 2001 to 2003. Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo         Treasurer, since 2003    Senior Vice President of Wells       None
36                                                  Fargo Bank, N.A. and Senior
                                                    Vice President of Operations
                                                    for Wells Fargo Funds
                                                    Management, LLC. Prior
                                                    thereto, Operations Manager
                                                    at Scudder Weisel Capital,
                                                    LLC from 2000 to 2001.
                                                    Director of Shareholder
                                                    Services at BISYS Fund
                                                    Services from 1999 to 2000.
------------------------------------------------------------------------------------------------------------
C. David Messman           Secretary, since 2000    Vice President and Managing          None
45                                                  Senior Counsel of Wells Fargo
                                                    Bank, N.A. and Senior Vice
                                                    President and Secretary of Wells
                                                    Fargo Funds Management, LLC.
                                                    Vice President and Senior
                                                    Counsel of Wells Fargo Bank,
                                                    N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

OTHER INFORMATION (UNAUDITED)

                       WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Liquidity Reserve Money Market Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel involved in the management of the Fund. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was not appreciably below the median performance of its Peer Group.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was equal to the Fund's Peer Group's median net operating expense ratio. The Board also noted that there was a discrepancy in the Lipper materials between the other non-management expenses and the management fees and transfer agent expenses, which was due to the inclusion of a shareholder servicing fee in the non-management expenses and the waiver of such fee in the management fees and transfer agent expenses, for the Fund.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were lower than, or not appreciably higher than, the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Fund and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the effectiveness of policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the allocation of portfolio investment opportunities among the Fund and other clients.

OTHER INFORMATION (UNAUDITED)

                      WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND
--------------------------------------------------------------------------------

 OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Funds Management and Wells Capital Management at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Fund at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE LIQUIDITY RESERVE MONEY MARKET FUND

                                                           LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

 [LOGO]
 WELLS  ADVANTAGE
 FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                           www.wellsfargo.com/advantagefunds    RT53230 11-05
                                                              SLRMM/SAR117 09-05

                                                   [LOGO]
                                                   WELLS  ADVANTAGE
                                                   FARGO  FUNDS

                                                  SEPTEMBER 30, 2005

                                                  Semi-Annual Report

         WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND(SM)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Money Market Overview ....................................................     2
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ...........................................     4
Fund Expenses ............................................................     5
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Overland Express Sweep Fund ...........................................     6
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ...................................     9
   Statement of Operations ...............................................    10
   Statements of Changes in Net Assets ...................................    11
   Financial Highlights ..................................................    12
Notes to Financial Statements ............................................    14
--------------------------------------------------------------------------------
Other Information ........................................................    17
--------------------------------------------------------------------------------
List of Abbreviations ....................................................    22
--------------------------------------------------------------------------------

              ---------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
              ---------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS         WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (the Fund) semi-annual report for the six-month period ending September 30, 2005. On the following pages, you will find the money market overview and facts and figures about the Fund's investment portfolio.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      In the second quarter of 2005, longer-term interest rates helped to offset the impact of rising oil prices, a stronger U.S. dollar, and further credit tightening by the Federal Reserve. Growth slowed to an estimated 3.3% rate during the second quarter, down from the previous quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

HIGHER RATES, HIGHER YIELDS
--------------------------------------------------------------------------------

      Money market rates continued to rise through the six-month reporting period, as the Federal Open Market Committee (the FOMC) raised the target Federal funds rate by 0.25% at each meeting during the period. The target FOMC funds rate rose from 2.75% on March 31, 2005, to 3.75% on September 30, 2005. This is up from the low of 1% in June 2004. The FOMC continued to cite a balance between the risks of slowing economic growth and rising inflation, and consistently stated it would plan to raise rates in a "measured" fashion. The markets continued to underestimate the FOMC's resolve, as forward interest rates consistently reflected a pause in the FOMC's course. This led to a flatter money market yield curve as longer-term money market rates moved higher at a slower pace than shorter-term money market rates.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to be markedly different from the highs we experienced at the end of last year. Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals.

      To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results, offers our investors the firm footing they need to navigate changing market conditions and move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND          MONEY MARKET OVERVIEW
--------------------------------------------------------------------------------

MONEY MARKET OVERVIEW

      This report covers the six-month period ending September 30, 2005.

PRIME MONEY MARKET SECURITIES
--------------------------------------------------------------------------------

      During the reporting period, the Federal Open Markets Committee (FOMC) raised the target Federal Funds rate -- the interest rate at which banks lend to each other overnight -- by one-quarter of a percentage point at each regularly scheduled meeting. Although the FOMC expressed its intentions to raise rates, there was a great deal of uncertainty as to whether it would pursue this course at its September 20, 2005 meeting in the wake of Hurricane Katrina. This expectation of a pause in rising rates caused a brief rally in the markets that dropped yields on the one-year London Inter-Bank Offered Rate (LIBOR) from 4.31% on August 30, 2005, to 3.95% on September 2, 2005. At its September meeting, the FOMC acknowledged the tragedy of the hurricane, yet believed that the "dislocation of economic activity and boost to energy prices" did not pose a "persistent threat," and raised rates by another 0.25%.

      The slope of the money market yield curve was volatile over the reporting period, but generally moved to a flatter position. The spread between the one-month and one-year LIBOR was as wide as 0.98% on March 30, 2005, and as narrow as 0.28% on September 2, 2005. One-month rates moved consistently and steadily higher throughout the period and any volatility was on the long end of the yield curve. One-year rates began the second quarter by moving lower, from 3.84% at the end of March 2005, to a low of 3.60% by mid-April 2005, before an erratic rise to 4.31% on August 30, 2005, finally closing the period at 4.41%.

      The amount of commercial paper outstanding continued to increase through the six-month period. Total commercial paper increased by over 12%, from $1.43 trillion on March 31, 2005, to $1.61 trillion on September 30, 2005.

U.S. GOVERNMENT AGENCY SECURITIES
--------------------------------------------------------------------------------

      Yield spreads between LIBOR and U.S. government agency securities remained wide during the period. The wider spreads resulted from a reduced supply of Federal agency obligations available on the market. In addition, higher interest rates, which slowed mortgage refinancing, and new regulations that required the largest government agencies to improve their capital ratios, have both led to a significant drop-off in new borrowing. As these trends continue, yields on agency obligations are expected to remain well below those of prime money market securities.

U.S. TREASURY SECURITIES
--------------------------------------------------------------------------------

      Yields on short-term U.S. Treasury securities have defied the overall direction of general interest rates. While most money market yields have risen consistently, the yield on the U.S. Treasury bill has remained steady since early August of 2005. After slowly rising from 2.80% at the end of March 2005 to 3.50% in early August 2005, the yield on a three-month U.S. Treasury bill has since traded in a narrow range, mostly between 3.45% and 3.55%. This was during a period when the three-month LIBOR climbed steadily from 3.70% to 4.06%. As a result, the spread between the three-month U.S. Treasury bill and LIBOR increased from about 0.35% at the end of March 2005 to over 0.50% at the end of September 2005.

      A number of factors contributed to the heavy demand for U.S. Treasuries at the end of the period. Broker/dealers had short positions in the U.S. Treasury bill market during the period having sold bills with the expectation that rates would rise and the bills could be repurchased at a profit, which not only increased their demand but also demand from investors. Foreign central banks continued to acquire U.S. Treasuries of all maturities. As oil prices climbed, petroleum-producing nations invested their increased revenues in U.S. Treasuries, and as the Federal Reserve temporarily injected reserves into the monetary system, they did so by acquiring U.S. Treasuries, either outright or under repurchase agreements.

      The tightening of supply in the U.S. Treasury market had a profound impact on the repurchase agreement (repo) market as the period ended. Repos that are collateralized by U.S. Treasury securities normally yield 0.05% to 0.07% less than repos collateralized by Federal agency securities. At the end of this period, U.S. Treasury-backed repos yielded 0.65% less than agency-backed repos.

TAX-FREE SECURITIES
--------------------------------------------------------------------------------

      Short-term tax-free rates were highly volatile during the period. Selling that occurred around the April 15 tax day reduced demand for Variable Rate Demand Notes and rates rose. By June 2005, municipal rates declined as investors returned to the market. In July, municipal rates continued to decline as the FOMC raised the Fed funds rate. Municipal rates increased once again in September as the corporate tax day greatly lowered demand.

MONEY MARKET OVERVIEW          WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

Volatility increased as more investors switched between tax-exempt and taxable securities and the market struggled to find an equilibrium that would balance supply and demand.

      Typically, most of the money market-eligible issuances of California fixed-rate notes occur in June. The amount of issuances in June of 2005 was greatly reduced from last year and initially led to lower yields. Further, many municipal market participants believed that the FOMC would be slowing the pace of rate increases. As time progressed, it became clear that the FOMC would not be stopping the rate increases anytime soon, and rates moved higher.

STRATEGIC OUTLOOK
--------------------------------------------------------------------------------

      We continue to manage the Fund to be highly sensitive to changes in market rates. Our approach includes making use of shorter-term investments as well as floating- or variable-rate securities. This strategy has allowed the portfolio's yields to adjust quickly in line with rising money market rates. We will continue to manage the Fund to take advantage of current rate trends, which we believe will continue to move higher.

      AN INVESTMENT IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND         PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND (the Fund) seeks current income, while preserving capital and liquidity.

FUND MANAGER                          INCEPTION DATE
     David M. Sylvester                    10/1/1991

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                     6-Month*  1-Year   5-Year   10-Year
Overland Express Sweep Fund                            1.09     1.69     1.45      2.95
Benchmark
 iMoneyNet First Tier Retail Money Fund Average(2)     1.21     1.92     1.83      3.43

*     RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. YIELDS WILL FLUCTUATE. THE FUND'S YIELD FIGURES MORE CLOSELY REFLECT THE CURRENT EARNINGS OF THE FUND THAN THE TOTAL RETURN FIGURES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE -
WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      THE FUND IS SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

FUND YIELD SUMMARY(1) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

7-Day Current Yield                                                        2.73%
7-Day Compound Yield                                                       2.76%
30-Day Simple Yield                                                        2.60%
30-Day Compound Yield                                                      2.64%

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Floating Rate Notes                                                        (16%)
Repurchase Agreements                                                      (34%)
Time Deposits                                                              (11%)
Commercial Paper                                                           (29%)
Certificates of Deposit                                                     (4%)
FHLB                                                                        (2%)
Corporate Bonds                                                             (4%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Weighted Average Maturity                                                35 days

MATURITY DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

270 + days                                                                  (3%)
2-14 days                                                                  (62%)
15-29 days                                                                 (11%)
30-59 days                                                                 (10%)
60-89 days                                                                  (6%)
90-179 days                                                                 (8%)

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through June 30, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without waived fees and/or reimbursed expenses, the Fund's 7-day current yield would have been 2.73%.

      Performance shown for the WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND for periods prior to November 8, 1999 reflects performance of the Stagecoach Overland Express Sweep Fund, its predecessor fund. Effective at the close of business on November 5, 1999, the Stagecoach Funds were reorganized into the WELLS FARGO FUNDS(R). Performance shown for periods prior to December 15, 1997, reflects performance of the predecessor Overland Express Funds, Inc. portfolio.

(2) The iMoneyNet First Tier Retail Money Fund Average is an average of non-government retail funds that do not hold any second tier securities. Portfolio holdings of first tier funds include U.S. Treasury securities, U.S. other securities, repos, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, floating rate notes and asset-backed commercial paper. You cannot invest directly in an Average.

(3) Portfolio composition, maturity distribution and fund characteristics are subject to change.

FUND EXPENSES                  WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning     Ending
                                             Account      Account      Expenses    Net Annual
                                              Value             Paid During     Expense
Overland Express Sweep Fund                04/01/2005   09/30/2005     Period*        Ratio
---------------------------------------------------------------------------------------------
Actual                                     $ 1,000.00   $ 1,010.90      $ 5.44        1.08%
Hypothetical (5% return before expenses)   $ 1,000.00   $ 1,019.65      $ 5.47        1.08%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING - 2.12%
$ 70,000,000   FHLB+/-                                                                     3.41%         10/05/2005    $  69,999,803
  30,000,000   FHLB                                                                        4.00          08/18/2006       30,000,000

TOTAL AGENCY NOTES - INTEREST BEARING (COST $99,999,803)                                                                  99,999,803
                                                                                                                       -------------
ASSET-BACKED SECURITIES - 0.21%
   8,000,000   AMERICREDIT AUTOMOBILE RECEIVABLES TRUST                                    3.84          09/06/2006        8,000,000
   1,856,262   HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2                            3.18          05/15/2006        1,856,262

TOTAL ASSET-BACKED SECURITIES (COST $9,856,262)                                                                            9,856,262
                                                                                                                       -------------

CERTIFICATES OF DEPOSIT - 4.04%
  65,000,000   BARCLAYS BANK PLC                                                           4.14          09/20/2006       65,000,000
  27,000,000   BARCLAYS BANK PLC NEW YORK                                                  4.00          03/01/2006       27,010,636
  14,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                         2.75          11/14/2005       14,000,000
  45,000,000   CREDIT SUISSE FIRST BOSTON NEW YORK                                         4.18          09/22/2006       45,000,000
  40,000,000   MORGAN STANLEY BANK                                                         3.67          10/11/2005       40,000,000

TOTAL CERTIFICATES OF DEPOSIT (COST $191,010,636)                                                                        191,010,636
                                                                                                                       -------------

COMMERCIAL PAPER - 29.70%
  27,000,000   AMSTEL FUNDING CORPORATION^                                                 3.40          11/23/2005       26,869,950
  69,000,000   ANZ NATIONAL (INTERNATIONAL) LIMITED^                                       2.85          12/15/2005       68,601,238
  25,000,000   AQUINAS FUNDING LLC^                                                        3.85          01/30/2006       24,681,840
  64,000,000   ATLAS CAPITAL FUNDING CORPORATION+/-++                                      3.81          02/27/2006       64,000,000
  65,000,000   BANCO BILBAO VIZCAYA ARGENTARIA PUERTO RICO^                                3.63          10/07/2005       64,973,783
  40,000,000   BARCLAYS US FUNDING LLC^                                                    3.61          10/28/2005       39,899,722
  47,000,000   BEAR STEARNS COMPANY INCORPORATED^                                          3.92          10/03/2005       47,000,000
  35,000,000   BUCKINGHAM CDO LLC^                                                         3.63          10/26/2005       34,918,829
 100,000,000   CAFCO LLC^                                                                  3.76          11/28/2005       99,415,111
  50,000,000   CEDAR SPRINGS CAPITAL COMPANY^                                              3.56          10/18/2005       49,925,833
  51,034,000   CEDAR SPRINGS CAPITAL COMPANY^                                              3.87          02/07/2006       50,337,258
  38,038,000   CONCORD MINUTEMEN CAPITAL COMPANY^                                          3.72          11/17/2005       37,861,123
  45,000,000   DNB NORSKE BANK ASA^                                                        3.92          02/28/2006       44,274,800
  51,052,000   EIFFEL FUNDING LLC^                                                         3.70          11/08/2005       50,863,108
  26,950,000   FIVE FINANCE INCORPORATED^                                                  3.72          11/17/2005       26,824,683
  40,000,000   FORTIS FUNDING LLC^                                                         3.83          01/23/2006       39,523,378
  26,000,000   FORTIS FUNDING LLC^                                                         3.48          02/27/2006       25,630,115
  50,000,000   GALAXY FUNDING INCORPORATED^                                                3.71          11/14/2005       49,783,583
  60,000,000   GRAMPIAN FUNDING LLC^                                                       3.92          02/17/2006       59,104,933
  26,000,000   HSBC BANK CANADA^                                                           3.50          02/17/2006       25,653,695
  51,000,000   IRISH LIFE & PERMANENT^                                                     3.72          11/16/2005       50,768,120
  25,662,000   LEGACY CAPITAL LLC^                                                         3.38          11/16/2005       25,555,987
  80,000,000   LEXINGTON PARKER CAPITAL CORPORATION^                                       3.51          10/11/2005       79,937,600
  40,000,000   LIQUID FUNDING LIMITED+/-++                                                 3.69          11/07/2005       40,000,000
  20,000,000   LIQUID FUNDING LIMITED+/-++                                                 3.75          09/15/2006       20,000,000
  55,540,000   NIEUW AMSTERDAM RECEIVABLES^                                                3.79          12/13/2005       55,124,854
  66,741,000   PERRY GLOBAL FUNDING LIMITED^                                               3.63          10/12/2005       66,680,433
  30,000,000   PICAROS FUNDING LLC^                                                        3.92          02/17/2006       29,552,467
  50,000,000   SANTANDER CENTRAL HISPANO FINANCE^                                          3.72          11/18/2005       49,762,333
  54,596,000   SOLITAIRE FUNDING LLC^                                                      3.63          10/17/2005       54,518,929

TOTAL COMMERCIAL PAPER (COST $1,402,043,705)                                                                           1,402,043,705
                                                                                                                       -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

  OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                           INTEREST RATE   MATURITY DATE       VALUE
CORPORATE BONDS & NOTES - 0.81%
$  9,000,000   CITIGROUP INCORPORATED                                                      6.75%         12/01/2005    $   9,054,260
  16,000,000   MCDONALD'S CORPORATION+/-++                                                 4.49          03/07/2006       16,063,514
  13,000,000   STRATEGIC MONEY MARKET TRUST SERIES 2002-M+/-++                             3.55          01/10/2006       13,000,000

TOTAL CORPORATE BONDS & NOTES (COST $38,117,774)                                                                          38,117,774
                                                                                                                       -------------

EXTENDABLE BONDS - 7.49%
  25,000,000   3M COMPANY++                                                                5.67          12/12/2005       25,131,990
  20,000,000   AMERICAN GENERAL FINANCE+/-++                                               3.77          10/13/2006       20,000,000
  60,000,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     3.80          10/06/2006       60,000,000
  20,000,000   ING SECURITY LIFE INSTITUTIONAL FUNDING+/-++                                3.78          10/06/2006       20,000,000
  37,000,000   ISLANDS BANK+/-++                                                           3.87          10/20/2006       37,000,000
  20,000,000   MORGAN STANLEY+/-                                                           3.92          09/01/2006       20,000,000
  46,000,000   NORDEA BANK AB+/-++                                                         3.71          10/11/2006       46,000,000
  30,000,000   NORTHERN ROCK PLC+/-++                                                      3.69          08/03/2006       30,000,000
  34,000,000   NORTHERN ROCK PLC+/-++                                                      3.85          10/06/2006       34,000,000
  55,000,000   NORTHERN ROCK PLC+/-++                                                      3.67          10/20/2006       55,038,555
   6,500,000   PREMIUM ASSET TRUST+/-++                                                    3.78          09/15/2006        6,500,000

TOTAL EXTENDABLE BONDS (COST $353,670,545)                                                                               353,670,545
                                                                                                                       -------------

MEDIUM TERM NOTES - 9.12%
  58,300,000   BANK OF AMERICA SECURITIES+/-#                                              4.02          09/09/2034       58,300,000
  18,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                     4.09          09/09/2049       18,000,000
  74,000,000   BEAR STEARNS COMPANIES INCORPORATED+/-#                                     4.09          09/09/2049       74,000,000
  30,000,000   BETA FINANCE INCORPORATED++                                                 3.05          01/05/2006       29,987,228
  90,000,000   BNP PARIBAS NEW YORK BRANCH+/-                                              3.73          06/19/2006       89,985,696
  30,000,000   LIQUID FUNDING LIMITED+/-++                                                 3.83          09/29/2006       30,000,000
  35,000,000   MARSHALL & ILSLEY BANK                                                      5.21          12/15/2005       35,156,380
  25,000,000   NATIONWIDE BUILDING SOCIETY+/-++                                            3.69          10/06/2006       25,000,000
   4,000,000   PREMIUM ASSET TRUST SERIES 04-08+/-++                                       3.78          10/14/2005        4,000,000
  22,000,000   STANDARD FEDERAL BANK                                                       2.92          12/01/2005       21,999,300
  24,000,000   USAA CAPITAL CORPORATION++                                                  3.13          12/15/2005       24,013,597
  20,000,000   WHITE PINE FINANCE LLC+/-++                                                 3.74          11/15/2005       19,999,178

TOTAL MEDIUM TERM NOTES (COST $430,441,379)                                                                              430,441,379
                                                                                                                       -------------

MUNICIPAL BONDS & NOTES - 0.16%
   7,530,000   MISSISSIPPI STATE TAXABLE NISSAN PROJECT A (GENERAL OBLIGATION -
               STATES, TERRITORIES LOC)+/-#                                                3.86          11/01/2028        7,530,000

TOTAL MUNICIPAL BONDS & NOTES (COST $7,530,000)                                                                            7,530,000
                                                                                                                       -------------
PROMISSORY NOTES - 2.41%
  64,000,000   CITIGROUP GLOBAL+/-#                                                        4.01          09/09/2049       64,000,000
  50,000,000   GOLDMAN SACHS GROUP INCORPORATED+/-                                         3.71          07/26/2006       50,000,000

TOTAL PROMISSORY NOTES (COST $114,000,000)                                                                               114,000,000
                                                                                                                       -------------

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                      PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

  OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

PRINCIPAL      SECURITY NAME                                                         INTEREST RATE   MATURITY DATE        VALUE
REPURCHASE AGREEMENTS - 34.38%
$563,985,877   BANK OF AMERICA NA - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $564,169,172)                                  3.90%        10/03/2005    $   563,985,877
 422,000,000   BARCLAYS CAPITAL INCORPORATED - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $422,137,150)                                  3.90         10/03/2005        422,000,000
  93,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $93,030,380)                                   3.92         10/03/2005         93,000,000
 113,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $113,047,962)                                  3.82         10/04/2005        113,000,000
 115,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $115,073,217)                                  3.82         10/06/2005        115,000,000
 115,000,000   GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $115,085,196)                                  3.81         10/07/2005        115,000,000
 201,000,000   GOLDMAN SACHS GROUP - 102% COLLATERALIZED BY US GOVERNMENT
               SECURITIES (MATURITY VALUE $201,065,325)                                  3.90         10/03/2005        201,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,622,985,877)                                                                     1,622,985,877
                                                                                                                    ---------------

TIME DEPOSITS - 10.78%
 114,000,000   DANSKE BANK A S COPENHAGEN                                                3.94         10/03/2005        114,000,000
 110,000,000   DEXIA BANK GRAND CAYMAN                                                   3.79         10/03/2005        110,000,000
  57,000,000   FORTIS BANK GRAND CAYMAN                                                  3.91         10/03/2005         57,000,000
 115,000,000   ING BELGIUM SA NV                                                         3.92         10/03/2005        115,000,000
 113,000,000   SOCIETE GENERALE PARIS                                                    3.81         10/05/2005        113,000,000

TOTAL TIME DEPOSITS (COST $509,000,000)                                                                                 509,000,000
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $4,778,655,981)*                                   101.22%                                                    $ 4,778,655,981
OTHER ASSETS AND LIABILITIES, NET                         (1.22)                                                        (57,551,376)
                                                         ------                                                     ---------------
TOTAL NET ASSETS                                         100.00%                                                    $ 4,721,104,605
                                                         ======                                                     ===============

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

# THESE SECURITIES ARE SUBJECT TO A DEMAND FEATURE WHICH REDUCES THE EFFECTIVE MATURITY.

* COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME AS FOR FINANCIAL REPORTING PURPOSES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005 (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                                        OVERLAND EXPRESS
                                                                                              SWEEP FUND
--------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ...................................................   $  3,155,670,104
   REPURCHASE AGREEMENTS ............................................................      1,622,985,877
                                                                                        ----------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..................................      4,778,655,981
                                                                                        ----------------
   CASH .............................................................................             50,000
   RECEIVABLES FOR DIVIDENDS AND INTEREST ...........................................          9,650,045
                                                                                        ----------------
TOTAL ASSETS ........................................................................      4,788,356,026
                                                                                        ----------------

LIABILITIES
   PAYABLE FOR INVESTMENTS PURCHASED ................................................         55,459,076
   DIVIDENDS PAYABLE ................................................................          7,163,135
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ............................          2,256,233
   PAYABLE TO THE TRUSTEES AND DISTRIBUTOR ..........................................          1,985,719
   ACCRUED EXPENSES AND OTHER LIABILITIES ...........................................            387,258
                                                                                        ----------------
TOTAL LIABILITIES ...................................................................         67,251,421
                                                                                        ----------------
TOTAL NET ASSETS ....................................................................   $  4,721,104,605
                                                                                        ================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ..................................................................   $  4,721,194,615
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................................               (171)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................            (89,839)
                                                                                        ----------------
TOTAL NET ASSETS ....................................................................   $  4,721,104,605
                                                                                        ----------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------
   NET ASSETS .................................................... ..................   $  4,721,104,605
   SHARES OUTSTANDING ............................................ ..................      4,721,219,529
   NET ASSET VALUE AND OFFERING PRICE PER SHARE .................. ..................   $           1.00
                                                                                        ----------------
INVESTMENTS AT COST .............................................. ..................   $  4,778,655,981
                                                                                        ================

(1)   THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

          STATEMENT OF OPERATIONS -- FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                        OVERLAND EXPRESS
                                                                                              SWEEP FUND
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   INTEREST .........................................................................   $     72,205,044
                                                                                        ----------------
TOTAL INVESTMENT INCOME .............................................................         72,205,044
                                                                                        ----------------
EXPENSES
   ADVISORY FEES ....................................................................          6,225,498
   ADMINISTRATION FEES ..............................................................          5,987,898
   CUSTODY FEES .....................................................................            443,548
   SHAREHOLDER SERVICING FEES .......................................................          5,544,350
   ACCOUNTING FEES ..................................................................            115,537
   DISTRIBUTION FEES (NOTE 3) .......................................................          5,544,350
   AUDIT FEES .......................................................................              8,667
   LEGAL FEES .......................................................................             38,376
   SHAREHOLDER REPORTS ..............................................................             27,909
   TRUSTEES' FEES ...................................................................              3,682
   OTHER FEES AND EXPENSES ....................................... ..................             61,817
                                                                                        ----------------
TOTAL EXPENSES ......................................................................         24,001,632
                                                                                        ----------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .....................................            (49,996)
   NET EXPENSES .....................................................................         23,951,636
                                                                                        ----------------
NET INVESTMENT INCOME (LOSS) ........................................................         48,253,408
                                                                                        ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ..................                256
                                                                                        ----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...........................................                256
                                                                                        ----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............................                256
                                                                                        ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....................   $     48,253,664
                                                                                        ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                                   FOR THE SIX MONTHS            FOR THE
                                                                  ENDED SEPTEMBER 30,         YEAR ENDED
                                                                     2005 (UNAUDITED)     MARCH 31, 2005
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................   $     4,232,637,847    $ 4,477,979,501

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................            48,253,408         30,955,073
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................                   256            (82,313)
                                                                  -------------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS ....................................................            48,253,664         30,872,760
                                                                  -------------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME ......................................           (48,253,407)       (30,955,073)
   NET REALIZED GAIN ON SALES OF INVESTMENTS ..................                     0            (20,404)
                                                                  -------------------    ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................           (48,253,407)       (30,975,477)
                                                                  -------------------    ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD ..................................         7,307,978,503     12,708,074,493
   REINVESTMENT OF DISTRIBUTIONS ..............................            15,795,166          9,950,697
   COST OF SHARES REDEEMED ....................................        (6,835,307,168)   (12,963,264,127)
                                                                  -------------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
SHARE TRANSACTIONS ............................................           488,466,501       (245,238,937)
                                                                  -------------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS .........................           488,466,758       (245,341,654)
                                                                  -------------------    ---------------
ENDING NET ASSETS .............................................   $     4,721,104,605    $ 4,232,637,847
                                                                  ===================    ===============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD ................................................         7,307,978,504     12,708,074,494
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS .............            15,795,166          9,950,697
   SHARES REDEEMED ............................................        (6,835,307,168)   (12,963,264,127)
                                                                  -------------------    ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
CAPITAL SHARE TRANSACTIONS ....................................           488,466,502       (245,238,936)
                                                                  -------------------    ---------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $              (171)   $          (172)
                                                                  ===================    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                    NET REALIZED
                                                      BEGINNING                              AND   DISTRIBUTIONS
                                                      NET ASSET             NET       UNREALIZED        FROM NET
                                                      VALUE PER      INVESTMENT   GAIN (LOSS) ON      INVESTMENT
                                                          SHARE   INCOME (LOSS)      INVESTMENTS          INCOME
----------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...    $  1.00         0.01             0.00           (0.01)
APRIL 1, 2004 TO MARCH 31, 2005 ...................    $  1.00         0.01             0.00           (0.01)
APRIL 1, 2003 TO MARCH 31, 2004 ...................    $  1.00         0.00             0.00            0.00
APRIL 1, 2002 TO MARCH 31, 2003 ...................    $  1.00         0.01             0.00           (0.01)
APRIL 1, 2001 TO MARCH 31, 2002 ...................    $  1.00         0.02             0.00           (0.02)
APRIL 1, 2000 TO MARCH 31, 2001 ...................    $  1.00         0.05             0.00           (0.05)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS
      (NOTE 3).

(2) TOTAL RETURN CALCULATIONS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS           WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS      ENDING   RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                           FROM NET   NET ASSET  --------------------------------------------
                                                           REALIZED   VALUE PER  NET INVESTMENT     GROSS  EXPENSES       NET
                                                              GAINS       SHARE   INCOME (LOSS)  EXPENSES    WAIVED  EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...       0.00        $  1.00         2.18%        1.08%    0.00%      1.08%
APRIL 1, 2004 TO MARCH 31, 2005  ..................       0.00        $  1.00         0.72%        1.17%   (0.10)%     1.07%
APRIL 1, 2003 TO MARCH 31, 2004  ..................       0.00        $  1.00         0.10%        1.35%   (0.28)%     1.07%
APRIL 1, 2002 TO MARCH 31, 2003  ..................       0.00        $  1.00         0.52%        1.25%    0.00%      1.25%
APRIL 1, 2001 TO MARCH 31, 2002  ..................       0.00        $  1.00         2.13%        1.25%    0.00%      1.25%
APRIL 1, 2000 TO MARCH 31, 2001  ..................       0.00        $  1.00         5.21%        1.25%    0.00%      1.25%

                                                                  NET ASSETS AT
                                                          TOTAL   END OF PERIOD
                                                      RETURN(2)  (000'S OMITTED)
--------------------------------------------------------------------------------
OVERLAND EXPRESS SWEEP FUND

APRIL 1, 2005 TO SEPTEMBER 30, 2005 (UNAUDITED) ...     1.09%     $  4,721,105
APRIL 1, 2004 TO MARCH 31, 2005 ...................     0.72%     $  4,232,638
APRIL 1, 2003 TO MARCH 31, 2004 ...................     0.10%     $  4,477,980
APRIL 1, 2002 TO MARCH 31, 2003 ...................     0.52%     $  5,084,538
APRIL 1, 2001 TO MARCH 31, 2002 ...................     2.26%     $  6,107,675
APRIL 1, 2000 TO MARCH 31, 2001 ...................     5.35%     $  4,924,869

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Overland Express Sweep Fund.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      The Fund(s) invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.

      The amortized cost method is used to value portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund(s) seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

      At March 31, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                           Deferred Post-October
Fund                                                            Capital Loss

OVERLAND EXPRESS SWEEP FUND                                      $  14,412

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                   Advisory Fee                                        Sub-Advisory Fee
                          Average Daily           (% of Average                      Average Daily      (% of Average
Fund                       Net Assets           Daily Net Assets)   Sub-Adviser       Net Assets      Daily Net Assets)
OVERLAND EXPRESS            $0 - $999 million         0.300         Wells Capital   $0 - $1 billion           0.05
SWEEP FUND         $1 billion - $4.99 billion         0.275          Management         >$1 billion           0.04
                               >$4.99 billion         0.250         Incorporated

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                           Administration Fee
                                                            (% of Average
Fund                           Average Daily Net Assets     Daily Net Assets)

OVERLAND EXPRESS SWEEP FUND           $0 - $4.99 billion          0.27
                              $5 billion - $9.99 billion          0.26
                                          >$9.99 billion          0.25

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Fund                                                            Daily Net Assets

OVERLAND EXPRESS SWEEP FUND                                           0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
Fund                                                            Daily Net Assets

OVERLAND EXPRESS SWEEP FUND                                           0.25%

      For the six months ended September 30, 2005, shareholder servicing fees paid by the Fund are disclosed on the Statement of Operations.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Fund and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.25% of average daily net assets. Prior to April 11, 2005, Stephens Inc. ("Stephens") served as distributor for the Fund and received an annual fee of up to 0.25% of average daily net assets.

      For the six months ended September 30, 2005, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the six months ended September 30, 2005, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected, if any. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                                                   Net Operating
Fund                                                               Expense Ratio

OVERLAND EXPRESS SWEEP FUND                                             1.08%

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------
                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE **     PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Thomas S. Goho             Trustee, since 1987      Associate Professor of Finance,    None
63                                                  Wake Forest University,
                                                    Calloway School of Business
                                                    and Accountancy.
----------------------------------------------------------------------------------------------------------
Peter G. Gordon            Trustee, since 1998      Chairman, CEO, and Co-             None
63                         (Chairman, since 2005)   Founder of Crystal Geyser
                                                    Water Company and President
                                                    of Crystal Geyser Roxane
                                                    Water Company.
----------------------------------------------------------------------------------------------------------
Richard M. Leach           Trustee, since 1987      Retired. Prior thereto,            None
72                                                  President of Richard
                                                    M. Leach Associates
                                                    (a financial consulting
                                                    firm).
----------------------------------------------------------------------------------------------------------
Timothy J. Penny           Trustee, since 1996      Senior Counselor to the public     None
53                                                  relations firm of
                                                    Himle-Horner and Senior Fellow
                                                    at the Humphrey Institute,
                                                    Minneapolis, Minnesota
                                                    (a public policy organization).
----------------------------------------------------------------------------------------------------------
Donald C. Willeke          Trustee, since 1996      Principal of the law firm of        None
65                                                  Willeke & Daniels.
----------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEES***

----------------------------------------------------------------------------------------------------------
                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE **     PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
J. Tucker Morse            Trustee, since 1987      Private Investor/Real Estate       None
61                                                  Developer; Chairman of White
                                                    Point Capital, LLC.
----------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

OFFICERS

----------------------------------------------------------------------------------------------------------
                           POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE               LENGTH OF SERVICE        PAST FIVE YEARS                    OTHER DIRECTORSHIPS
----------------------------------------------------------------------------------------------------------
Karla M. Rabusch           President, since         Executive Vice President of        None
46                         2003                     Wells Fargo Bank, N.A. and
                                                    President of Wells Fargo Funds
                                                    Management, LLC. Senior Vice
                                                    President and Chief
                                                    Administrative Officer of Wells
                                                    Fargo Funds Management, LLC
                                                    from 2001 to 2003. Vice
                                                    President of Wells Fargo Bank,
                                                    N.A. from 1997 to 2000.
----------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo         Treasurer, since 2003    Senior Vice President of Wells     None
36                                                  Fargo Bank, N.A. and Senior
                                                    Vice President of Operations for
                                                    Wells Fargo Funds Management,
                                                    LLC. Prior thereto, Operations
                                                    Manager at Scudder Weisel
                                                    Capital, LLC from 2000 to
                                                    2001. Director of Shareholder
                                                    Services at BISYS Fund Services
                                                    from 1999 to 2000.
----------------------------------------------------------------------------------------------------------
C. David Messman           Secretary, since 2000    Vice President and Managing        None
45                                                  Senior Counsel of Wells Fargo
                                                    Bank, N.A. and Senior Vice
                                                    President and Secretary of Wells
                                                    Fargo Funds Management, LLC.
                                                    Vice President and Senior
                                                    Counsel of Wells Fargo Bank,
                                                    N.A. from 1996 to 2003.
----------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Overland Express Sweep Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel involved in the management of the Fund. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for the Fund over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was not appreciably below the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was not appreciably higher than the Fund's Peer Group's median net operating expense ratio.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

OTHER INFORMATION (UNAUDITED)

                               WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were lower than, or not appreciably higher than, the median rates of its Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Fund (before and after waivers/caps and/or expense reimbursements) were reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Fund and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Fund were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Fund.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the effectiveness of policies of the Fund in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the allocation of portfolio investment opportunities among the Fund and other clients.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND

                                                   OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares are offered and sold. The Board noted that the Fund is now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Funds Management and Wells Capital Management at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Fund at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE OVERLAND EXPRESS SWEEP FUND          LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depository Receipts
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depository Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                            www.wellsfargo.com/advantagefunds    RT53231 11-05
                                                               SOES/SAR118 09-05



ITEM 2. CODE OF ETHICS
======================

Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================

Not applicable.

ITEMS 5-6. [RESERVED]
=====================

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
        CLOSED-END MANAGEMENT INVESTMENT COMPANIES
==============================================================

Not applicable.

ITEM 8. [RESERVED]
==================

ITEM 9. CONTROLS AND PROCEDURES
===============================

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================

(a) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant.


                                                 Wells Fargo Funds Trust

                                                 By: /s/ Karla M. Rabusch

                                                     Karla M. Rabusch
                                                     President

                                                 By: /s/ Stacie D. DeAngelo

                                                     Stacie D. DeAngelo
                                                     Treasurer

                                                 Date: November 23, 2005